As filed with the Securities and Exchange Commission on April 3, 2012

  File No. 033-09504
  File No. 811-04878

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

  REGISTRATION STATEMENT UNDER THE
  SECURITIES ACT OF 1933

  POST-EFFECTIVE AMENDMENT NO. 85

  AND

  REGISTRATION STATEMENT UNDER THE

  INVESTMENT COMPANY ACT OF 1940

  AMENDMENT NO. 87

  SEI INSTITUTIONAL MANAGED TRUST

SEI Investments Company
One Freedom Valley Drive
Oaks, Pennsylvania 19456
(610) 676-1000

Timothy D. Barto
SEI Investments Company
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Copies to:

Timothy W. Levin, Esq.
Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103

Title of Securities Being Registered. . .Units of Beneficial Interest

It is proposed that this filing become effective (check appropriate box)

  ☒  immediately upon filing pursuant to paragraph (b)
  ☐  on [date] pursuant to paragraph (b)
  ☐  60 days after filing pursuant to paragraph (a)(1)
  ☐  on [date] pursuant to paragraph (a)(1)
  ☐  75 days after filing pursuant to paragraph (a)(2)
  ☐  on [date] pursuant to paragraph (a)(2) of rule 485.

  If appropriate check the following box:

  ☐  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SEI Institutional Managed Trust

Prospectus April 3, 2012

Multi-Asset Accumulation Fund (SAAAX)

Multi-Asset Income Fund (SIOAX)

Multi-Asset Inflation Managed Fund (SIFAX)

Multi-Asset Capital Stability Fund (SCLAX)

Class A Shares

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Class A Shares of the Multi-Asset Accumulation, Multi-Asset Income, Multi-Asset Inflation Managed and Multi-Asset Capital Stability Funds are not available for purchase in all states. You may purchase Fund shares only if they are registered in your state.

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SEI INSTITUTIONAL MANAGED TRUST

About This Prospectus

FUND SUMMARY

MULTI-ASSET ACCUMULATION FUND	1

MULTI-ASSET INCOME FUND	10

MULTI-ASSET INFLATION MANAGED FUND	18

MULTI-ASSET CAPITAL STABILITY FUND	26

Purchase and Sale of Fund Shares	34

Tax Information	34

Payments to Broker-Dealers and Other Financial Intermediaries	34

MORE INFORMATION ABOUT INVESTMENTS	34

MORE INFORMATION ABOUT RISKS	35

Risk Information Common to the Funds	35

More Information About Principal Risks	35

GLOBAL ASSET ALLOCATION	50

INVESTMENT ADVISER AND SUB-ADVISERS	50

Information About Voluntary Fee Waivers	51

Management of the Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds' Subsidiaries	51

Sub-Advisers and Portfolio Managers	52

PURCHASING, EXCHANGING AND SELLING FUND SHARES	53

HOW TO PURCHASE FUND SHARES	53

Pricing of Fund Shares	54

Frequent Purchases and Redemptions of Fund Shares	56

Foreign Investors	57

Customer Identification and Verification and Anti-Money Laundering Program	58

HOW TO EXCHANGE YOUR FUND SHARES	58

HOW TO SELL YOUR FUND SHARES	59

Receiving Your Money	59

Redemptions in Kind	59

Suspension of Your Right to Sell Your Shares	59

Redemption Fee	59

Telephone Transactions	60

DISTRIBUTION AND SERVICE OF FUND SHARES	60

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	60

DIVIDENDS, DISTRIBUTIONS AND TAXES	61

Dividends and Distributions	61

Taxes	61

FINANCIAL HIGHLIGHTS	64

HOW TO OBTAIN MORE INFORMATION ABOUT SEI INSTITUTIONAL MANAGED TRUST	Back Cover

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MULTI-ASSET ACCUMULATION FUND

Fund Summary

Investment Goal

Total return, including capital appreciation and income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES

(fees paid directly from your investment)	Class A Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $25 million within any thirty (30) day period)	0.75%

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees (of the Fund and Subsidiary)
Management Fees of the Fund	0.75%
Management Fees of the Subsidiary	None
Total Management Fees		0.75%
Distribution (12b-1) Fees		None
Other Expenses (of the Fund and Subsidiary)*
Other Expenses of the Fund	0.75%
Other Expenses of the Subsidiary	None
Total Other Expenses		0.75%
Total Annual Fund Operating Expenses		1.50%

* Other expenses are based on estimated amounts for the current fiscal year.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Multi-Asset Accumulation Fund — Class A Shares	$153	$474

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PORTFOLIO TURNOVER

The Fund will pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies

Under normal circumstances, the Fund will seek to generate total return over time by selecting investments from among a broad range of asset classes based upon SEI Investment Management Corporation's (SIMC) or the sub-adviser's (each, a Sub-Adviser and collectively, the Sub-Advisers) expectations of risk and return. The asset classes used and the Fund's allocations among asset classes will be determined based on SIMC's or the Sub-Adviser's views of fundamental, technical or valuation measures. The Fund's allocations among asset classes may be adjusted over short periods of time. At any point in time, the Fund may be diversified across many asset classes or concentrated in a limited number of asset classes.

The Fund uses a multi-manager approach under the general supervision of SIMC, allocating its assets among one or more Sub-Advisers using different investment strategies. SIMC may also directly manage a portion of the Fund's portfolio.

The Fund may allocate all or a portion of its assets using a "risk parity" approach that seeks to balance risk across all capital market exposures, which may result in asset classes with lower perceived risk having a greater notional allocation within the Fund's portfolio than asset classes with higher perceived risk. Notional allocation refers to the Fund's use of one or more derivative contracts to attempt to obtain exposure to a potential gain or loss on the market value of the instruments underlying the Fund's derivative contracts (e.g., a security, currency or commodity (or a basket or index)). The market value of such underlying instruments generally exceeds the amount of cash or assets required to establish or maintain the derivative contracts. In addition, the Fund may further adjust asset allocations and capital market exposures based on realized and expected measures of volatility with the goal of managing the Fund's volatility. This may result in the Fund increasing capital market exposures during periods of perceived falling risk and decreasing capital market exposures during periods of perceived rising risk. The Fund may obtain its exposures to the asset classes by investing directly in securities and other investments or indirectly through the use of other pooled investment vehicles and derivative instruments, principally futures, forwards, options and swaps.

The Fund may invest in equity securities, including common stocks, preferred stocks, convertible securities, warrants and depositary receipts of U.S. and non-U.S. issuers (including emerging markets) of various market capitalizations and industries.

The Fund may invest in fixed income securities that are investment or non-investment grade (also known as junk bonds), U.S.- or foreign-issued (including emerging markets) and corporate- or government-issued. The Fund's fixed income investments may include asset-backed securities, mortgage-backed securities, corporate bonds and debentures, commercial paper, exchange traded notes (ETNs), money market instruments, mortgage dollar rolls, repurchase and reverse repurchase agreements, when issued/delayed delivery securities, zero coupon bonds, obligations of foreign governments and obligations of either supranational entities issued or guaranteed by certain banks and entities organized to restructure the outstanding debt of such issuers. The Fund's fixed income investments may also include U.S. Treasury

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obligations, obligations issued by agencies or instrumentalities of the U.S. Government (including obligations not guaranteed by the U.S. Treasury), such as obligations issued by U.S. Government sponsored entities, and Treasury Inflation Protected Securities (TIPS) and other inflation-linked debt securities of both U.S. and non-U.S. governments and corporations. The Fund may invest in fixed, variable and floating rate fixed income instruments. The Fund's portfolio and the Fund's investments in particular fixed income securities are not subject to any maturity or duration restrictions.

The Fund may also invest a portion of its assets in bank loans, which are, generally, non-investment grade floating rate instruments, in the form of participations in the loans (participations) and assignments of all or a portion of the loans from third parties (assignments).

In addition to direct investment in securities and other instruments, the Fund may invest in affiliated and unaffiliated funds, including open-end funds, money market funds, closed-end funds and exchange-traded funds (ETFs) to obtain the Fund's desired exposure to an asset class. The Fund may also invest in real estate investment trusts (REITs) and securities issued by U.S. and non-U.S. real estate companies.

A portion of the Fund's assets may also be invested in commodity investments to provide exposure to the investment returns of the commodities markets. Commodity investments include notes with interest payments that are tied to an underlying commodity or commodity index, ETFs or other exchange-traded products that are tied to the performance of a commodity or commodity index or other types of investment vehicles or instruments that provide returns that are tied to commodities or commodity indices. The Fund may also invest in equity securities of issuers in commodity-related industries.

The Fund may also seek to gain exposure to the commodity markets, in whole or in part, through investments in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (Subsidiary). The Subsidiary, unlike the Fund, may invest to a significant extent in commodities, commodity contracts, commodity investments and derivative instruments. The Subsidiary may also invest in other instruments in which the Fund is permitted to invest, either as investments or to serve as margin or collateral for its derivative positions. The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary is advised by SIMC.

The Fund may also purchase or sell futures contracts, options, forward contracts and swaps for return enhancement, hedging purposes or to obtain the Fund's desired exposure to an asset class. Futures contracts, forward contracts, options and swaps may be used to synthetically obtain exposure to securities or baskets of securities and to manage the Fund's interest rate duration and yield curve exposure. These derivatives may also be used to mitigate the Fund's overall level of risk and/or the Fund's risk to particular types of securities or market segments. The Fund may purchase or sell futures contracts on U.S. Government securities for return enhancement and hedging purposes. Interest rate swaps are further used to manage the Fund's yield spread sensitivity. Securities index swaps may be used to manage the inflation-adjusted return of the Fund. The Fund may buy credit default swaps in an attempt to manage credit risk where the Fund has credit exposure to an issuer, and the Fund may sell credit default swaps to more efficiently gain credit exposure to a security or basket of securities.

The Fund may invest in U.S. dollar and non-U.S. dollar denominated securities. The Sub-Adviser may also seek to enhance the Fund's return by actively managing the Fund's foreign currency exposure. In managing the Fund's currency exposure, the Sub-Adviser may buy and sell currencies (i.e., take long or short positions) using futures and foreign currency forward contracts. The Fund may take long and short

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positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency. The Fund may also engage in currency transactions in an attempt to take advantage of certain inefficiencies in the currency exchange market, to increase its exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. In managing the Fund's currency exposure for foreign securities, the Sub-Adviser may buy and sell currencies for hedging or for speculative purposes.

Due to its investment strategy, the Fund may buy and sell securities frequently.

Principal Risks

The success of the Fund's investment strategy depends both on SIMC's selection of the Sub-Adviser(s) and allocation of assets to such Sub-Adviser(s). The Sub-Adviser(s) may be incorrect in assessing market trends or the value or growth capability of particular securities or asset classes. In addition, the methodology by which SIMC allocates the Fund's assets to the Sub-Adviser(s) may not achieve desired results and may cause the Fund to lose money or underperform other comparable mutual funds.

The Sub-Adviser(s) and any underlying funds in which it invests may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to achieve those investment strategies. The principal risks of using such investment strategies and making investments in such asset classes, securities and other investments are set forth below. Because an underlying fund's use of an investment strategy or investment in an asset class, security or other investment is subject to the same or similar risks as the Fund's use of such strategy or investment in such asset class, security or other investment, the term "the Fund" in the paragraphs below collectively refers to both the Fund and each underlying fund.

American Depositary Receipts (ADRs) Risk — ADRs are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. ADRs are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Bank Loans Risk — With respect to bank loans, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation in the loan. The Fund may also have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid.

Below Investment Grade Securities Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.

Commodity Investments and Derivatives Risk — Commodity investments and derivatives may be more volatile and less liquid than direct investments in the underlying commodities themselves. Commodity-related equity returns can also be affected by the issuer's financial structure or the performance of unrelated businesses. The value of a commodity investment or a derivative investment in commodities is typically based upon the

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price movements of a physical commodity, a commodity futures contract or commodity index or some other readily measurable economic variable that is dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment, changes in interest rates or factors affecting a particular industry or commodity, such as natural disasters, weather and U.S. and international economic, political and regulatory developments.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as to perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk — Due to its active positions in currencies, the Fund will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities or by the imposition of currency controls or other political developments in the United States or abroad.

Derivatives Risk — The Fund's use of futures contracts, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk, liquidity risk and market risk are described below. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund's use of forward contracts and swap agreements is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or may be valued incorrectly. Credit risk is described above. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Duration Risk — The longer-term securities in which the Fund may invest tend to be more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Equity Market Risk — The risk that stock prices will fall over short or extended periods of time.

Exchange-Traded Notes (ETNs) Risk — The value of an ETN is subject to the credit risk of the issuer. There may not be an active trading market available for some ETNs. Additionally, trading of ETNs may be halted or delisted by the listing exchange.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In the case of foreign securities, price fluctuations will reflect international economic and political events as well as changes in currency valuations relative to the U.S. dollar.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad,

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currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Foreign Sovereign Debt Securities Risk — The risks that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Income Risk — The possibility that the Fund's yield will decline due to falling interest rates.

Inflation Protected Securities Risk — The value of inflation protected securities, including TIPS, will typically fluctuate in response to changes in "real" interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.

Interest Rate Risk — The risk that the Fund's yield will decline due to falling interest rates. An increase in interest rates typically causes the value of fixed income securities in which the Fund invests to fall, while a decrease in interest rates typically causes the value of such securities to rise.

Investment Company Risk — When the Fund invests in an investment company, including closed-end funds and ETFs, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company's expenses. Further, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, the lack of liquidity in an ETF could result in its value being more volatile than that of the underlying portfolio securities. Closed-end investment companies issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. As a result, a closed-end fund's share price fluctuates based on what another investor is willing to pay rather than on the market value of the securities in the fund.

Investment in the Subsidiary Risk — The Subsidiary is not registered under the Investment Company Act of 1940 (the 1940 Act) and, unless otherwise noted in this prospectus, is not subject to all of the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

Leverage Risk — The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not otherwise be advantageous to do so in order to satisfy its obligations.

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Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Non-Diversified Risk — The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities.

Opportunity Risk — The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

Prepayment Risk — The risk that, with declining interest rates, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Private Placements Risk — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Real Estate Industry Risk — Securities of companies principally engaged in the real estate industry may be subject to the risks associated with direct ownership of real estate. Risks commonly associated with the direst ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions.

REITs Risk — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The Fund's investments in REITs are subject to the risks associated with the direct ownership of real estate, which are discussed above. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

Small and Medium Capitalization Risk — The small and medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management

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group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies. Small and medium capitalization stocks may be traded over-the-counter or listed on an exchange.

Tax Risk — The Fund may gain most of its exposure to the commodities markets through its investment in the Subsidiary, which invests in commodity investments and derivative instruments. To the extent the Fund invests in such instruments directly, it will seek to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with certain qualifying income tests necessary for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The tax treatment of certain commodity-linked derivative instruments may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund's taxable income or gains and distributions.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Loss of money is a risk of investing in the Fund.

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Performance Information

As of April 3, 2012, the Fund had not yet commenced operations; therefore, performance results have not been provided.

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Adviser.

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
AQR Capital Management, LLC	Michael Mendelson Brian Hurst Yao Hua Ooi	Since 2012 Since 2012 Since 2012	Principal Principal Vice President

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 34 of this prospectus.

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MULTI-ASSET INCOME FUND

Fund Summary

Investment Goal

The Fund seeks total return with an emphasis on current income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES

(fees paid directly from your investment)	Class A Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $25 million within any thirty (30) day period)	0.50%

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees	0.60%
Distribution (12b-1) Fees	None
Other Expenses	0.70%*
Total Annual Fund Operating Expenses	1.30%

* Other expenses are based on estimated amounts for the current fiscal year.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Multi-Asset Income Fund — Class A Shares	$132	$412

PORTFOLIO TURNOVER

The Fund will pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance.

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Principal Investment Strategies

Under normal circumstances, the Fund will seek to generate total return with an emphasis on income by selecting investments from among a broad range of asset classes based upon SIMC's or the Sub-Adviser's expectations for income and, to a lesser extent, capital appreciation. The asset classes used and the Fund's allocations among asset classes will be determined based on SIMC's or the Sub-Adviser's views of fundamental, technical or valuation measures. The Fund's allocations among asset classes may be adjusted over short periods of time. At any point in time, the Fund may be diversified across many asset classes or concentrated in a limited number of asset classes.

The Fund uses a multi-manager approach under the general supervision of SIMC, allocating its assets among one or more Sub-Advisers using different investment strategies. SIMC may also directly manage a portion of the Fund's portfolio.

The Fund may invest in equity securities, including common stocks, preferred stocks, convertible securities, warrants and depositary receipts, of U.S. and non-U.S. issuers (including emerging markets) of various market capitalizations and industries.

The Fund may invest in fixed income securities that are investment or non-investment grade (also known as junk bonds), U.S.- or foreign-issued (including emerging markets) and corporate- or government-issued. The Fund may invest in a wide range of fixed income investments, including asset-backed securities, mortgage-backed securities, collateralized debt and collateralized loan obligations (CDOs and CLOs, respectively), corporate and municipal bonds and debentures, structured notes, construction loans, commercial paper, ETNs, money market instruments, mortgage dollar rolls, repurchase and reverse repurchase agreements, when issued/delayed delivery securities, zero coupon bonds, obligations of foreign governments and obligations of supranational entities issued or guaranteed by certain banks. The Fund's fixed income investments may also include U.S. Treasury obligations, obligations issued by agencies or instrumentalities of the U.S. Government (including obligations not guaranteed by the U.S. Treasury), such as obligations issued by U.S. Government sponsored entities, and TIPS and other inflation-linked debt securities. The Fund may invest in fixed, variable and floating rate fixed income instruments. The Fund's portfolio and the Fund's investments in particular fixed income securities are not subject to any maturity or duration restrictions.

The Fund may invest up to 25% of its assets in master limited partnership units (MLPs) and may also invest a portion of its assets in bank loans, which are, generally, non-investment grade floating rate instruments, in the form of participations in the loans (participations) and assignments of all or a portion of the loans from third parties (assignments).

In addition to direct investment in securities and other instruments, the Fund may invest in affiliated and unaffiliated funds, subject to the limitations of the 1940 Act. Such investment may include open-end funds, money market funds, closed-end funds and ETFs. The Fund may also invest in REITs and securities issued by U.S. and non-U.S. real estate companies.

The Fund may also purchase or sell futures contracts, options, forward contracts and swaps for return enhancement or hedging purposes. Futures contracts, forward contracts and swaps may be used to synthetically obtain exposure to securities or baskets of securities and to manage the Fund's interest rate duration and yield curve exposure. These derivatives may also be used to mitigate the Fund's overall level of risk and/or the Fund's risk to particular types of securities or market segments. Interest rate swaps may be used to manage the Fund's yield spread sensitivity. The Fund may buy credit default

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swaps in an attempt to manage credit risk where the Fund has credit exposure to an issuer, and the Fund may sell credit default swaps to more efficiently gain credit exposure to a security or basket of securities.

The Fund may invest in U.S. dollar and non-U.S. dollar denominated securities. The Sub-Adviser may also seek to enhance the Fund's return by actively managing the Fund's foreign currency exposure. In managing the Fund's currency exposure, the Sub-Adviser may buy and sell currencies (i.e., take long or short positions) using futures and foreign currency forward contracts. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency. The Fund may also engage in currency transactions in an attempt to take advantage of certain inefficiencies in the currency exchange market, to increase its exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. In managing the Fund's currency exposure for foreign securities, the Sub-Adviser may buy and sell currencies for hedging or for speculative purposes.

Due to its investment strategy, the Fund may buy and sell securities frequently.

Principal Risks

The success of the Fund's investment strategy depends both on SIMC's selection of the Sub-Adviser(s) and allocation of assets to such Sub-Adviser(s). The Sub-Adviser(s) may be incorrect in assessing market trends or the value or growth capability of particular securities or asset classes. In addition, the methodology by which SIMC allocates the Fund's assets to the Sub-Adviser(s) may not achieve desired results and may cause the Fund to lose money or underperform other comparable mutual funds.

The Sub-Adviser(s) and any underlying funds in which it invests may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to achieve those investment strategies. The principal risks of using such investment strategies and making investments in such asset classes, securities and other investments are set forth below. Because an underlying fund's use of an investment strategy or investment in an asset class, security or other investment is subject to the same or similar risks as the Fund's use of such strategy or investment in such asset class, security or other investment, the term "the Fund" in the paragraphs below collectively refers to both the Fund and each underlying fund.

American Depositary Receipts (ADRs) Risk — ADRs are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. ADRs are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Bank Loans Risk — With respect to bank loans, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation in the loan. The portfolio may also have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid.

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Below Investment Grade Securities Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.

CDOs and CLOs Risk — CDOs and CLOs are securities backed by an underlying portfolio of debt and loan obligations, respectively. CDOs and CLOs issue classes or "tranches" that vary in risk and yield and may experience substantial losses due to actual defaults, decrease of market value due to collateral defaults and removal of subordinate tranches, market anticipation of defaults and investor aversion to CDO and CLO securities as a class. The risks of investing in CDOs and CLOs depend largely on the tranche invested in and the type of the underlying debts and loans in the tranche of the CDO or CLO, respectively, in which the Fund invests. CDOs and CLOs also carry risks including, but not limited to, interest rate risk and credit risk, which are described below.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as to perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk — Due to its active positions in currencies, the Fund will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities or by the imposition of currency controls or other political developments in the United States or abroad.

Derivatives Risk — The Fund's use of futures contracts, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk, liquidity risk and market risk are described below. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund's use of forward contracts and swap agreements is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or may be valued incorrectly. Credit risk is described above. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Duration Risk — The longer-term securities in which the Fund may invest tend to be more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Equity Market Risk — The risk that stock prices will fall over short or extended periods of time.

Exchange-Traded Notes (ETNs) Risks — The value of an ETN is subject to the credit risk of the issuer. There may not be an active trading market available for some ETNs. Additionally, trading of ETNs may be halted or delisted by the listing exchange.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

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Fixed Income Market Risk — The prices of the Fund's fixed income securities, including CLOs, CDOs and structured notes and construction loans, respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In the case of foreign securities, price fluctuations will reflect international economic and political events as well as changes in currency valuations relative to the U.S. dollar.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Foreign Sovereign Debt Securities Risk — The risks that (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Income Risk — The possibility that the Fund's yield will decline due to falling interest rates.

Inflation Protected Securities Risk — The value of inflation protected securities, including TIPS, will typically fluctuate in response to changes in "real" interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.

Interest Rate Risk — The risk that the Fund's yield will decline due to falling interest rates. An increase in interest rates typically causes the value of fixed income securities in which the Fund invests to fall, while a decrease in interest rates typically causes the value of such securities to rise.

Investment Company Risk — When the Fund invests in an investment company, including closed-end funds and ETFs, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company's expenses. Further, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, the lack of liquidity in an ETF could result in its value being more volatile than that of the underlying portfolio securities. Closed-end investment companies issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. As a result, a closed-end fund's share price fluctuates based on what another investor is willing to pay rather than on the market value of the securities in the fund.

Leverage Risk — The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not otherwise be advantageous to do so in order to satisfy its obligations.

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Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole.

Master Limited Partnership (MLP) Risk — Investments in units of master limited partnerships involve risks that differ from an investment in common stock. Holders of the units of master limited partnerships have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of master limited partnerships. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a master limited partnership, including a conflict arising as a result of incentive distribution payments. The benefit the Fund derives from investment in MLP units is largely dependent on the MLPs being treated as partnerships and not as corporations for federal income tax purposes. If an MLP were classified as a corporation for federal income tax purposes, there would be reduction in the after-tax return to the Fund of distributions from the MLP, likely causing a reduction in the value of the Fund's shares. MLP entities are typically focused in the energy, natural resources and real estate sectors of the economy. A downturn in the energy, natural resources or real estate sectors of the economy could have an adverse impact on the Fund. At times, the performance of securities of companies in the energy, natural resources and real estate sectors of the economy may lag the performance of other sectors or the broader market as a whole. The Internal Revenue Code of 1986, as amended, provides that the Fund is permitted to invest up to 25% of its assets in one or more qualified publicly traded partnerships (QPTPs), which will include certain MLPs, and treat the income distributed by such QPTPs as qualifying income for purposes of the regulated investment company annual qualifying income requirements described in "Taxes" below.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors which adversely affect issuers of municipal obligations than a mutual fund which does not have as great a concentration in municipal obligations.

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Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers also may adversely affect the value of the Fund's securities.

Opportunity Risk — The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

Prepayment Risk — The risk that, with declining interest rates, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Private Placements Risk — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Real Estate Industry Risk — Securities of companies principally engaged in the real estate industry may be subject to the risks associated with direct ownership of real estate. Risks commonly associated with the direst ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions.

REITs Risk — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The Fund's investments in REITs are subject to the risks associated with the direct ownership of real estate, which are discussed above. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

Small and Medium Capitalization Risk — The small and medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies. Small and medium capitalization stocks may be traded over-the-counter or listed on an exchange.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Loss of money is a risk of investing in the Fund.

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Performance Information

As of April 3, 2012, the Fund had not yet commenced operations; therefore, performance results have not been provided.

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Adviser.

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Guggenheim Partners Asset Management, LLC	Scott Minerd Anne Walsh, CFA Farhan Sharaff	Since 2012 Since 2012 Since 2012	Chief Investment Officer Assistant Chief Investment Officer — Fixed Income; Portfolio Manager Assistant Chief Investment Officer — Equities; Portfolio Manager

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 34 of this prospectus.

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MULTI-ASSET INFLATION MANAGED FUND

Fund Summary

Investment Goal

Total return exceeding the rate of inflation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES

(fees paid directly from your investment)	Class A Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $25 million within any thirty (30) day period)	0.75%

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees (of the Fund and Subsidiary)
Management Fees of the Fund	0.55%
Management Fees of the Subsidiary	None
Total Management Fees		0.55%
Distribution (12b-1) Fees		None
Other Expenses (of the Fund and Subsidiary)*
Other Expenses of the Fund	0.80%
Other Expenses of the Subsidiary	None
Total Other Expenses		0.80%
Total Annual Fund Operating Expenses		1.35%

* Other expenses are based on estimated amounts for the current fiscal year.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Multi-Asset Inflation Managed Fund — Class A Shares	$137	$428

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PORTFOLIO TURNOVER

The Fund will pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies

Under normal circumstances, the Fund will seek to generate "real return" (i.e., total returns that exceed the rate of inflation over a full market cycle, regardless of market conditions) by selecting investments from among a broad range of asset classes, including fixed income and equity securities and commodity investments. The asset classes used and the Fund's allocations among asset classes will be determined based on SIMC's or the Sub-Adviser's views of fundamental, technical or valuation measures. The Fund's allocations among asset classes may be adjusted over short periods of time. At any point in time, the Fund may be diversified across many asset classes or concentrated in a limited number of asset classes.

The Fund uses a multi-manager approach under the general supervision of SIMC, allocating its assets among one or more Sub-Advisers using different investment strategies. SIMC may also directly manage a portion of the Fund's portfolio.

Equity securities may include common or preferred stocks, warrants, rights, depositary receipts, equity-linked securities and other equity interests. The Fund may invest in securities of issuers of any market capitalization and may invest in both foreign and domestic equity securities. In addition to direct investment in securities and other instruments, the Fund may invest in affiliated and unaffiliated funds, including open-end funds, closed-end funds and ETFs. The Fund may also invest in REITs and U.S. and non-U.S. real estate companies.

The Fund may invest in fixed income securities that are investment or non-investment grade (also known as junk bonds), U.S.- or foreign-issued (including emerging markets), and corporate- or government-issued. The Fund may invest in a wide range of fixed income investments, including obligations of U.S. and foreign commercial banks, such as certificates of deposit, time deposits, bankers' acceptances and bank notes, obligations of foreign governments, U.S. and foreign corporate debt securities, including commercial paper, and fully collateralized repurchase and reverse repurchase agreements with highly rated counterparties (those rated A or better) and securitized issues such as mortgage-backed securities, asset-backed securities, commercial mortgage-backed securities and collateralized debt obligations. The Fund's fixed income investments may also include U.S. Treasury obligations, obligations issued by agencies or instrumentalities of the U.S. Government (including obligations not guaranteed by the U.S. Treasury), such as obligations issued by U.S. Government sponsored entities, and TIPS and other inflation-linked debt securities. The Fund may invest in fixed, variable and floating rate fixed income instruments. The Fund's portfolio and the Fund's investments in particular fixed income securities are not subject to any maturity or duration restrictions. The Fund may also enter into repurchase or reverse repurchase agreements with respect to its investment in the fixed income securities listed above and may use the cash received to enter into a short position on U.S. Treasury bonds.

A portion of the Fund's assets may also be invested in commodity investments to provide exposure to the investment returns of the commodities markets. Commodity investments include notes with interest payments that are tied to an underlying commodity or commodity index, ETFs or other exchange-traded

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products that are tied to the performance of a commodity or commodity index or other types of investment vehicles or instruments that provide returns that are tied to commodities or commodity indices. The Fund may also invest in equity securities of issuers in commodity-related industries.

The Fund may also seek to gain exposure to the commodity markets, in whole or in part, through investments in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (Subsidiary). The Subsidiary, unlike the Fund, may invest to a significant extent in commodities, commodity contracts, commodity investments and derivative instruments. The Subsidiary may also invest in other instruments in which the Fund is permitted to invest, either as investments or to serve as margin or collateral for its derivative positions. The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary is advised by SIMC.

The Fund may also purchase or sell futures contracts, options, forward contracts and swaps for return enhancement or hedging purposes. Futures contracts, forward contracts and swaps may be used to synthetically obtain exposure to securities or baskets of securities and to manage the Fund's interest rate duration and yield curve exposure. These derivatives may also be used to mitigate the Fund's overall level of risk and/or the Fund's risk to particular types of securities or market segments. The Fund may purchase or sell futures contracts on U.S. Government securities for return enhancement. Interest rate swaps may further be used to manage the Fund's interest rate risk. Swaps on indices may be used to manage the inflation-adjusted return of the Fund. The Fund may buy credit default swaps in an attempt to manage credit risk where the Fund has credit exposure to an issuer, and the Fund may sell credit default swaps to more efficiently gain credit exposure to a security or basket of securities. As a result of its investment in futures contracts, forward contracts and swaps, the Fund may have a leveraged exposure to one or more asset classes.

The Fund may invest in U.S. dollar and non-U.S. dollar denominated securities. The Sub-Adviser may also seek to enhance the Fund's return by actively managing the Fund's foreign currency exposure. In managing the Fund's currency exposure, the Sub-Adviser may buy and sell currencies (i.e., take long or short positions) using futures and foreign currency forward contracts. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency. The Fund may also engage in currency transactions in an attempt to take advantage of certain inefficiencies in the currency exchange market, to increase its exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. In managing the Fund's currency exposure for foreign securities, the Sub-Adviser may buy and sell currencies for hedging or for speculative purposes.

Due to its investment strategy, the Fund may buy and sell securities frequently.

Principal Risks

The success of the Fund's investment strategy depends both on SIMC's selection of the Sub-Adviser(s) and allocation of assets to such Sub-Adviser(s). The Sub-Adviser(s) may be incorrect in assessing market trends or the value or growth capability of particular securities or asset classes. In addition, the methodology by which SIMC allocates the Fund's assets to the Sub-Adviser(s) may not achieve desired results and may cause the Fund to lose money or underperform other comparable mutual funds.

The Sub-Adviser(s) and any underlying funds in which it invests may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments

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to achieve those investment strategies. The principal risks of using such investment strategies and making investments in such asset classes, securities and other investments are set forth below. Because an underlying fund's use of an investment strategy or investment in an asset class, security or other investment is subject to the same or similar risks as the Fund's use of such strategy or investment in such asset class, security or other investment, the term "the Fund" in the paragraphs below collectively refers to both the Fund and each underlying fund.

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Below Investment Grade Securities Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.

Commodity Investments and Derivatives Risk — Commodity investments and derivatives may be more volatile and less liquid than direct investments in the underlying commodities themselves. Commodity-related equity returns can also be affected by the issuer's financial structure or the performance of unrelated businesses. The value of a commodity investment or a derivative investment in commodities is typically based upon the price movements of a physical commodity, a commodity futures contract or commodity index or some other readily measurable economic variable that is dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment, changes in interest rates or factors affecting a particular industry or commodity, such as natural disasters, weather and U.S. and international economic, political and regulatory developments.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as to perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk — As a result of the Fund's investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Derivatives Risk — The Fund's use of futures contracts, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk, liquidity risk and market risk are described below. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund's use of forward contracts and swap agreements is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or may be valued incorrectly. Credit risk is described above.

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Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Equity Market Risk — The risk that stock prices will fall over short or extended periods of time.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Foreign Issuer Risk — The risk that issuers in foreign countries face political and economic events unique to those countries. These events will not necessarily affect the U.S. economy or similar issuers located in the U.S.

Inflation Protected Securities Risk — The value of inflation protected securities, including TIPS, will typically fluctuate in response to changes in "real" interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.

Interest Rate Risk — The risk that the Fund's yield will decline due to falling interest rates. An increase in interest rates typically causes the value of fixed income securities in which the Fund invests to fall, while a decrease in interest rates typically causes the value of such securities to rise.

Investment Company Risk — When the Fund invests in an investment company, it will bear a pro rata portion of the investment company's expenses in addition to directly bearing the expenses associated with its own operations. Furthermore, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, the lack of liquidity in an ETF could result in its value being more volatile than that of the underlying portfolio securities.

Investment in the Subsidiary Risk — The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this prospectus, is not subject to all of the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

Leverage Risk — The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not otherwise be advantageous to do so in order to satisfy its obligations.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and price that the Fund would like. The Fund may have to lower the price, sell other securities instead or

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forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Non-Diversified Risk — The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities.

Opportunity Risk — The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

Prepayment Risk — The risk that, with declining interest rates, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Real Estate Industry Risk — Securities of companies principally engaged in the real estate industry may be subject to the risks associated with direct ownership of real estate. Risks commonly associated with the direst ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions.

REITs Risk — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The Fund's investments in REITs will be subject to the risks associated with the direct ownership of real estate, which are discussed above. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

Short Sales Risk — Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. Reinvesting proceeds received from short selling may create leverage, which can amplify the effects of market volatility on the Fund's share price.

Small and Medium Capitalization Risk — The small and medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies. Small and medium capitalization stocks may be traded over-the-counter or listed on an exchange.

Tax Risk — The Fund may gain most of its exposure to the commodities markets through its investment in the Subsidiary, which invests in commodity investments and derivative instruments. To the extent the Fund

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invests in such instruments directly, it will seek to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with certain qualifying income tests necessary for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The tax treatment of certain commodity-linked derivative instruments may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund's taxable income or gains and distributions.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Loss of money is a risk of investing in the Fund.

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Performance Information

As of April 3, 2012, the Fund had not yet commenced operations; therefore, performance results have not been provided.

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Adviser.

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
AllianceBernstein, L.P.	Jonathan Ruff, CFA	Since 2012	Lead Portfolio Manager and Director of Research — Real Asset Strategies

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 34 of this prospectus.

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MULTI-ASSET CAPITAL STABILITY FUND

Fund Summary

Investment Goal

Manage risk of a loss while providing current income and an opportunity for capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES

(fees paid directly from your investment)	Class A Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $10 million within any thirty (30) day period)	0.25%

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees	0.40%
Distribution (12b-1) Fees	None
Other Expenses	0.70%*
Total Annual Fund Operating Expenses	1.10%

* Other expenses are based on estimated amounts for the current fiscal year.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Multi-Asset Capital Stability Fund — Class A Shares	$112	$350

PORTFOLIO TURNOVER

The Fund will pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance.

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Principal Investment Strategies

Under normal circumstances, the Fund will attempt to manage the risk of loss while still seeking to generate some growth by selecting investments from among a broad range of asset classes. Managing the risk of loss does not mean preventing losses, but rather managing the Fund in a manner intended to limit the level of losses that the Fund could incur over any particular period. The Fund's investments are expected to include U.S. debt obligations and investment grade bonds, and, to a lesser extent, riskier asset classes as detailed below, such as equities and non-investment grade securities (also known as junk bonds). The Fund may obtain its exposures to the asset classes by investing directly in securities and other investments or indirectly through the use of other pooled investment vehicles and derivative instruments, principally futures, forwards, options and swaps. The asset classes used and the Fund's allocations among asset classes will be determined based on SIMC's or the Sub-Adviser's views of fundamental, technical or valuation measures. The Fund's allocations among asset classes may be adjusted over short periods of time. At any point in time, the Fund may be diversified across many asset classes or concentrated in a limited number of asset classes.

The Fund uses a multi-manager approach under the general supervision of SIMC, allocating its assets among one or more Sub-Advisers using different investment strategies. SIMC may also directly manage a portion of the Fund's portfolio.

The Fund may allocate all or a portion of its assets using a "risk parity" approach that seeks to balance anticipated drawdown risk (peak-to-trough decline in asset value) across all capital market exposures in the Fund. This approach may result in asset classes with lower perceived drawdown risk, e.g. high-quality government bonds, having a greater notional allocation within the Fund's portfolio than they would otherwise receive in a non-risk parity approach. Notional allocation generally refers to the Fund's use of one or more derivative contracts to obtain exposure to a potential gain or loss on the market value of the instruments underlying the Fund's derivative contracts (e.g., a security, basket of securities or index). The market value of such underlying instruments generally exceeds the amount of cash or assets required to establish or maintain the derivative contracts.

The Fund may further adjust asset allocations and capital market exposures based on realized and expected measures of drawdown risk with the goal of managing the Fund's total drawdown risk. This may result in the Fund increasing capital market exposures during periods of perceived falling drawdown risk and decreasing capital market exposures during periods of perceived rising drawdown risk.

The Fund may invest in equity securities, including common stocks, preferred stocks, convertible securities, warrants and of U.S. and non-U.S. issuers (including emerging markets) of various market capitalizations and industries.

The Fund may invest in fixed income securities that are investment or non-investment grade (also known as junk bonds), U.S.- or foreign-issued (including emerging markets) and corporate- or government-issued. The Fund's fixed income investments may include asset-backed securities, mortgage-backed securities, corporate bonds and debentures, commercial paper, ETNs, money market instruments, mortgage dollar rolls, repurchase and reverse repurchase agreements, when issued/delayed delivery securities, zero coupon bonds, obligations of foreign governments and obligations of supranational entities issued or guaranteed by certain banks, as well as entities organized to restructure the outstanding debt of such issuers. The Fund's fixed income investments may also include U.S. Treasury obligations, obligations issued by agencies or instrumentalities of the U.S. Government (including obligations not guaranteed by the U.S. Treasury), such

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as obligations issued by U.S. Government sponsored entities, and TIPS and other inflation-linked debt securities. The Fund may invest in fixed, variable and floating rate fixed income instruments. The Fund's portfolio and the Fund's investments in particular fixed income securities are not subject to any maturity or duration restrictions.

The Fund may also invest a portion of its assets in bank loans, which are, generally, non-investment grade floating rate instruments, in the form of participations in the loans (participations) and assignments of all or a portion of the loans from third parties (assignments).

In addition to direct investment in securities and other instruments, the Fund may invest in affiliated and unaffiliated funds, including open-end funds, money market funds, closed-end funds and ETFs. The Fund may also invest in REITs and securities issued by U.S. and non-U.S. real estate companies.

The Fund may also purchase or sell futures contracts, options, forward contracts and swaps for return enhancement or hedging purposes. Futures contracts, forward contracts, options and swaps may be used to synthetically obtain exposure to securities or baskets of securities and to manage the Fund's interest rate duration and yield curve exposure. These derivatives may also be used to mitigate the Fund's overall level of risk and/or the Fund's risk to particular types of securities or market segments. The Fund may purchase or sell futures contracts on U.S. Government securities for return enhancement and hedging. Interest rate swaps may be used to manage the Fund's yield spread sensitivity. Securities index swaps may be used to manage the inflation-adjusted return of the Fund. The Fund may buy credit default swaps in an attempt to manage credit risk where the Fund has credit exposure to an issuer, and the Fund may sell credit default swaps to more efficiently gain credit exposure to a security or basket of securities.

The Fund may invest in U.S. dollar and non-U.S. dollar denominated securities. The Sub-Adviser may also seek to enhance the Fund's return by actively managing the Fund's foreign currency exposure. In managing the Fund's currency exposure, the Sub-Adviser may buy and sell currencies (i.e., take long or short positions) using futures and foreign currency forward contracts. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency. The Fund may also engage in currency transactions in an attempt to take advantage of certain inefficiencies in the currency exchange market, to increase its exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. In managing the Fund's currency exposure for foreign securities, the Sub-Adviser may buy and sell currencies for hedging or for speculative purposes.

Due to its investment strategy, the Fund may buy and sell securities frequently.

Principal Risks

While the Fund seeks to manage the risk of loss, this means only that the Fund seeks to limit the level of losses that may be incurred over a particular period of time. As such, the Fund may lose money, and the amount of losses could exceed SIMC's or the Sub-Adviser's expectations. The success of the Fund's investment strategy depends both on SIMC's selection of the Sub-Adviser(s) and allocation of assets to such Sub-Adviser(s). The Sub-Adviser(s) may be incorrect in assessing market trends or the value or growth capability of particular securities or asset classes. In addition, the methodology by which SIMC allocates the Fund's assets to the Sub-Adviser(s) may not achieve desired results and may cause the Fund to lose money or underperform other comparable mutual funds.

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The Sub-Adviser(s) and any underlying funds in which it invests may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to achieve those investment strategies. The principal risks of using such investment strategies and making investments in such asset classes, securities and other investments are set forth below. Because an underlying fund's use of an investment strategy or investment in an asset class, security or other investment is subject to the same or similar risks as the Fund's use of such strategy or investment in such asset class, security or other investment, the term "the Fund" in the paragraphs below collectively refers to both the Fund and each underlying fund.

American Depositary Receipts (ADRs) Risk — ADRs are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. ADRs are subject to many of the risks associated with investing directly in foreign securities, including among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments.

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.

Bank Loans Risk — With respect to bank loans, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation in the loan. The Fund may also have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid.

Below Investment Grade Securities Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as to perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk — Due to its active positions in currencies, the Fund will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities or by the imposition of currency controls or other political developments in the United States or abroad.

Derivatives Risk — The Fund's use of futures contracts, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk, liquidity risk and market risk are described below. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund's use of forward contracts and swap agreements is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or may be valued incorrectly. Credit risk is described above. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

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Duration Risk — The longer-term securities in which the Fund may invest tend to be more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Equity Market Risk — The risk that stock prices will fall over short or extended periods of time.

Exchange-Traded Notes (ETNs) Risk — The value of an ETN is subject to the credit risk of the issuer. There may not be an active trading market available for some ETNs. Additionally, trading of ETNs may be halted or delisted by the listing exchange.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In the case of foreign securities, price fluctuations will reflect international economic and political events as well as changes in currency valuations relative to the U.S. dollar.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Foreign Sovereign Debt Securities Risk — The risks that (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Income Risk — The possibility that the Fund's yield will decline due to falling interest rates.

Inflation Protected Securities Risk — The value of inflation protected securities, including TIPS, will typically fluctuate in response to changes in "real" interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.

Interest Rate Risk — The risk that the Fund's yield will decline due to falling interest rates. An increase in interest rates typically causes the value of fixed income securities in which the Fund invests to fall, while a decrease in interest rates typically causes the value of such securities to rise.

Investment Company Risk — When the Fund invests in an investment company, including closed-end funds and ETFs, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company's expenses. Further, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had

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invested directly in the underlying investments. For example, the lack of liquidity in an ETF could result in its value being more volatile than that of the underlying portfolio securities. Closed-end investment companies issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. As a result, a closed-end fund's share price fluctuates based on what another investor is willing to pay rather than on the market value of the securities in the fund.

Leverage Risk — The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not otherwise be advantageous to do so in order to satisfy its obligations.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Opportunity Risk — The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

Prepayment Risk — The risk that, with declining interest rates, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Private Placements Risk — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Real Estate Industry Risk — Securities of companies principally engaged in the real estate industry may be subject to the risks associated with direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions.

REITs Risk — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The Fund's investments in REITs are subject to the risks associated with the direct ownership of

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real estate, which are discussed above. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

Small and Medium Capitalization Risk — The small and medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies. Small and medium capitalization stocks may be traded over-the-counter or listed on an exchange.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Loss of money is a risk of investing in the Fund.

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Performance Information

As of April 3, 2012, the Fund had not yet commenced operations; therefore, performance results have not been provided.

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Adviser.

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
AllianceBernstein, L.P.	Michael DePalma Ashwin Alankar Eugene Shen Leon Zhu, CFA	Since 2012 Since 2012 Since 2012 Since 2012	Chief Investment Officer — Quantitative Investment Strategies Portfolio Manager — Senior Quantitative Analyst Portfolio Manager — Quantitative Investment Strategies Senior Quantitative Research Analyst

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 34 of this prospectus.

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Purchase and Sale of Fund Shares

The minimum initial investment for Class A Shares is $100,000 with minimum subsequent investments of $1,000. The Funds may accept investments of smaller amounts at their discretion. You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day). You may sell your Fund shares by contacting your financial institution or intermediary directly. Financial institutions and intermediaries may redeem Fund shares on behalf of their clients by contacting the Funds' transfer agent (the Transfer Agent) or the Funds' authorized agent, using certain SEI proprietary systems or calling 1-800-858-7233, as applicable.

Tax Information

The distributions made by the Funds are taxable and will be taxed as ordinary income or capital gains. If you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, you will generally not be subject to federal taxation on Fund distributions until you begin receiving distributions from your tax-deferred arrangement. You should consult your tax advisor regarding the rules governing your tax-deferred arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the Funds and their related companies may pay the intermediary for the sale of the Funds' shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Funds over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

MORE INFORMATION ABOUT INVESTMENTS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of SIMC and one or more Sub-Advisers who manage portions of the Fund's assets in a way that they believe will help the Fund achieve its goals. SIMC acts as "manager of managers" for the Funds and attempts to ensure that the Sub-Advisers comply with the Funds' investment policies and guidelines. SIMC also recommends the appointment of additional or replacement sub-advisers to the Funds' Board of Trustees. In addition, to a limited extent, SIMC may also directly manage a portion of the Funds' assets in a manner that it believes will help the Funds achieve their investment goals.

The investments and strategies described in this prospectus are those that SIMC and the Sub-Advisers use under normal conditions. During unusual economic or market conditions or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations that would not ordinarily be consistent with the Fund's objectives. However, each Fund may also invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds' Statement of Additional Information (SAI).

Each Fund may lend its securities to certain financial institutions in an attempt to earn additional income.

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The Funds' investment goals are not fundamental and, therefore, may be changed by the Funds' Board of Trustees without shareholder approval.

Each of the Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds invests in its own Subsidiary for the purpose of providing the Fund with exposure to the investment returns of global commodities markets within the limitations of the federal tax requirements that apply to the Fund. For more information about applicable federal tax requirements, please see the "Taxes" section below. Each Subsidiary may invest in commodities, commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures, equity securities, fixed income securities, foreign securities, pooled investment vehicles, including those that are not registered pursuant to the 1940 Act, and other investments intended to serve as margin or collateral for a Subsidiary's derivative positions. To the extent that either of the Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds invests in a Subsidiary, it will be subject to the risks associated with such Subsidiary's investments, which are discussed elsewhere in this prospectus.

To the extent a Subsidiary invests in commodity-linked derivative instruments, such Subsidiary will comply with the same asset coverage requirements that are applicable to either the Multi-Asset Accumulation Fund's or the Multi-Asset Inflation Managed Fund's transactions in such derivatives under the 1940 Act, as applicable. With respect to its investments, a Subsidiary will generally be subject to the same investment restrictions and limitations and generally follow the same compliance policies as the applicable Fund; however, a Subsidiary (unlike the applicable Fund) may invest a significant amount in commodity-linked swap agreements and other commodity-linked derivative instruments.

MORE INFORMATION ABOUT RISKS

Risk Information Common to the Funds

Investing in the Funds involves risk, and there is no guarantee that a Fund will achieve its goal. SIMC and the Sub-Advisers make judgments about the securities markets, the economy and companies, but these judgments may not anticipate actual market movements or the impact of economic conditions on company performance. In fact, no matter how good a job SIMC and the Sub-Advisers do, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which those securities trade. The effect on a Fund's share price of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

More Information About Principal Risks

The following descriptions provide additional information about some of the risks of investing in the Funds:

Asset-Backed Securities — Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases, home equity loans and credit card receivables.

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Asset-backed securities may be issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Therefore, repayment depends largely on the cash flows generated by the assets backing the securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities, which is discussed below. Asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Funds will be unable to possess and sell the underlying collateral and that the Funds' recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Funds may suffer a loss if they cannot sell collateral quickly and receive the amount they are owed.

Bank Loans — Bank loans are fixed and floating rate loans arranged through private negotiations between a company or a non-U.S. government and one or more financial institutions (lenders). In connection with purchasing participations, the Funds generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Funds may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Funds will assume the credit risk of both the borrower and the lender that is selling the participation. When the Funds purchase assignments from lenders, the Funds will acquire direct rights against the borrower on the loan. The Funds may have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and on the Funds' ability to dispose of the bank loan in response to a specific economic event, such as deterioration in the creditworthiness of the borrower.

Below Investment Grade Fixed Income Securities (Junk Bonds) — Below investment grade fixed income securities (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. The volatility of junk bonds, particularly those issued by foreign governments, is even greater since the prospect for repayment of principal and interest of many of these securities is speculative. Some may even be in default. As an incentive to invest in these risky securities, they tend to offer higher returns.

CDOs and CLOs — CDOs and CLOs are types of asset-backed securities. CDOs and CLOs are securities backed by an underlying portfolio of debt and loan obligations, respectively. CDOs and CLOs issue classes or "tranches" that vary in risk and yield and may experience substantial losses due to actual defaults, decrease of market value due to collateral defaults and removal of subordinate tranches, market anticipation of defaults and investor aversion to CDO and CLO securities as a class. The risks of investing in CDOs and CLOs depend largely on the tranche invested in and the type of the underlying debts and loans in the tranche of the CDO or CLO, respectively, in which the Funds invest. CDOs and CLOs also carry risks including, but not limited to, interest rate risk and credit risk.

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Commodity Investments and Derivatives — Exposure to commodities markets may subject the Funds to greater volatility than investments in traditional securities. The commodities markets have experienced periods of extreme volatility. Similar future market conditions may result in rapid and substantial valuation increases or decreases in a Fund's holdings. The commodities markets may fluctuate widely based on a variety of factors. Movements in commodity investment prices are outside of a Fund's control and may not be anticipated by Fund management. Price movements may be influenced by, among other things: governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies; changing market and economic conditions; market liquidity; weather and climate conditions, including droughts and floods; livestock disease; changing supply and demand relationships and levels of domestic production and imported commodities; changes in storage costs; the availability of local, intrastate and interstate transportation systems; energy conservation; the success of exploration projects; changes in international balances of payments and trade; domestic and foreign rates of inflation; currency devaluations and revaluations; domestic and foreign political and economic events; domestic and foreign interest rates and/or investor expectations concerning interest rates; foreign currency/exchange rates; domestic and foreign governmental regulation and taxation; war, acts of terrorism and other political upheaval and conflicts; governmental expropriation; investment and trading activities of mutual funds, hedge funds and commodities funds; changes in philosophies and emotions of market participants. The frequency and magnitude of such changes cannot be predicted.

The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Certain commodities or natural resources may be produced in a limited number of countries and may be controlled by a small number of producers or groups of producers. As a result, political, economic and supply related events in such countries could have a disproportionate impact on the prices of such commodities. A sustained decline in demand for such commodities could also adversely affect the financial performance of commodity-related companies. Factors that could lead to a decline in demand include economic recession or other adverse economic conditions, higher taxes on commodities or increased governmental regulations, increases in fuel economy, consumer shifts to the use of alternative commodities or fuel sources, changes in commodity prices, or weather.

The commodity markets are subject to temporary distortions and other disruptions due to, among other factors, lack of liquidity, the participation of speculators, and government regulation and other actions. U.S. futures exchanges and some foreign exchanges limit the amount of fluctuation in futures contract prices which may occur in a single business day. If the limit price has been reached in a particular contract, no trades may be made beyond the limit price. Limit prices have the effect of precluding trading in a particular contract or forcing the liquidation of contracts at disadvantageous times or prices.

The value of a commodity-linked derivative investment typically is based upon the price movements of a commodity, a commodity futures contract or commodity index, or some other readily measurable economic variable. Commodity-linked derivatives provide exposure to the investment returns of commodities that trade in the commodities markets without investing directly in physical commodities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The value of commodity-linked derivatives will rise or fall in response to changes in the underlying commodity or related index. Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative

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based investments. A highly liquid secondary market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop.

Commodity-linked derivatives also may be subject to credit and interest rate risks that in general affect the values of fixed-income securities. Therefore, at maturity, a Fund may receive more or less principal than it originally invested. A Fund might receive interest payments that are more or less than the stated coupon interest payments. Certain types of commodity-linked derivatives (such as total return swaps and commodity-linked notes) are subject to the risk that the counterparty to the instrument will not perform or will be unable to perform in accordance with the terms of the instrument.

In connection with a Fund's direct and indirect investments in commodity-linked derivatives, the Fund will attempt to manage its counterparty exposure so as to limit its exposure to any one counterparty. However, due to the limited number of entities that may serve as counterparties (and which a Fund believes are creditworthy) at any one time the Fund may enter into swap agreements with a limited number of counterparties and may invest in commodity-linked notes issued by a limited number of issuers that will act as counterparties, which may increase the Fund's exposure to counterparty credit risk. There can be no assurance that the Fund will be able to limit exposure to any one counterparty at all times.

The Fund's investments in commodity-linked notes involve substantial risks, including the risk of loss of a significant portion of their principal value. In addition to commodity risk and general derivatives risk, they may be subject to additional special risks, such as risk of loss of interest and principal, lack of secondary market and risk of greater volatility, that do not affect traditional equity and debt securities. If payment of interest on a commodity-linked note is linked to the value of a particular commodity, commodity index or other economic variable, a Fund might not receive all (or a portion) of the interest due on its investment if there is a loss of value of the underlying investment. To the extent that the amount of the principal to be repaid upon maturity is linked to the value of a particular commodity, commodity index or other economic variable, a Fund might not receive all or a portion of the principal at maturity of the investment. At any time, the risk of loss associated with a particular note in a Fund's portfolio may be significantly higher than the value of the note.

A liquid secondary market may not exist for the commodity-linked notes that a Fund buys, which may make it difficult for the Fund to sell them at an acceptable price or to accurately value them. Commodity-linked notes are also subject to the counterparty credit risk of the issuer. That is, at maturity of a commodity-linked note, there is a risk that the issuer may be unable to perform its obligations under the terms of the commodity-linked note. Issuers of commodity-linked notes are typically large money center banks, broker-dealers, other financial institutions and large corporations. If the issuer becomes bankrupt or otherwise fails to pay, a Fund could lose money. The value of the commodity-linked notes a Fund buys may fluctuate significantly because the values of the underlying investments to which they are linked are themselves extremely volatile. Additionally, the particular terms of a commodity-linked note may create economic leverage by requiring payment by the issuer of an amount that is a multiple of the price increase or decrease of the underlying commodity, commodity index or other economic variable. This would have the effect of increasing the volatility of the value of these commodity-linked notes as they may increase or decrease in value more quickly than the underlying commodity, commodity index or other economic variable. Therefore, at the maturity of the note, a Fund may receive more or less principal than it originally invested and may receive interest payments on the note that are more or less than the stated coupon interest payments.

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Convertible Securities and Preferred Stocks — Convertible securities are bonds, debentures, notes, preferred stock or other securities that may be converted into or exercised for a prescribed amount of common stock at a specified time and price. Convertible securities provide an opportunity for equity participation, with the potential for a higher dividend or interest yield and lower price volatility compared to common stock. Convertible securities typically pay a lower interest rate than nonconvertible bonds of the same quality and maturity because of the conversion feature. The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline, and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature. Convertible securities may also be rated below investment grade (junk bonds) or are not rated and are subject to credit risk and prepayment risk, which are discussed below.

Preferred stocks are nonvoting equity securities that pay a stated fixed or variable rate dividend. Due to their fixed income features, preferred stocks provide higher income potential than issuers' common stocks, but are typically more sensitive to interest rate changes than an underlying common stock. Preferred stocks are also subject to equity market risk, which is the risk that stock prices will fluctuate and can decline and reduce the value of a Fund's investment. The rights of preferred stocks on the distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities. Preferred stock may also be subject to prepayment risk, which is discussed below.

Corporate Fixed Income Securities — Corporate fixed income securities are fixed income securities issued by public and private businesses. Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers. Corporate fixed income securities are subject to the risk that the issuer may not be able to pay interest or, ultimately, to repay principal upon maturity. Interruptions or delays of these payments could adversely affect the market value of the security. In addition, due to lack of uniformly available information about issuers or differences in the issuers' sensitivity to changing economic conditions, it may be difficult to measure the credit risk of corporate securities.

Credit — Certain Funds are subject to credit risk, which means they are subject to the risk that a decline in the credit quality of an investment could cause the Funds to lose money. The Funds could lose money if the issuer or guarantor of a portfolio security or a counterparty to a derivative contract fails to make timely payment or otherwise honor its obligations. Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities. Below investment grade securities involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of below investment grade securities may be more susceptible than other issuers to economic downturns. Such securities are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

Currency — Certain Funds take active positions in currencies, which involve different techniques and risk analyses than the Funds' purchase of securities or other investments. Currency exchange rates may fluctuate in response to factors extrinsic to that country's economy, which makes the forecasting of currency market movements extremely difficult. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates,

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intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. These can result in losses to the Funds if they are unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure, as well as incurring transaction costs. Passive investment in currencies may, to a lesser extent, also subject the Funds to these same risks. The value of the Funds' investments may fluctuate in response to broader macroeconomic risks than if those Funds invested only in equity securities.

Derivatives — Derivatives are instruments that derive their value from an underlying security, financial asset or an index. Examples of derivative instruments include futures contracts, options, forward contracts and swaps. The primary risk of derivative instruments is that changes in the market value of securities held by the Funds and of the derivative instruments relating to those securities may not be proportionate. There may not be a liquid market for the Funds to sell a derivative instrument, which could result in difficulty in closing the position. Moreover, certain derivative instruments can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. Some derivative instruments are subject to counterparty risk. A default by the counterparty on its payments to the Funds will cause the value of your investment in the Funds to decrease. The Funds' use of derivatives is also subject to credit risk, leverage risk, lack of availability risk, valuation risk, correlation risk and tax risk. Credit risk is the risk that the counterparty to a derivatives transaction may not fulfill its obligations. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately larger impact on the Funds. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the Funds to realize higher amounts of short-term capital gain. These risks could cause the Funds to lose more than the principal amount invested.

Depositary Receipts — American Depositary Receipts (ADRs) are dollar-denominated depositary receipts typically issued by a U.S. financial institution that evidence an ownership interest in a security or pool of securities issued by a foreign issuer. ADRs are listed and traded in the United States. Global Depositary Receipts (GDRs) are similar to ADRs but are shares of foreign-based corporations generally issued by international banks in one or more markets around the world. ADRs and GDRs are subject to the risks associated with investing directly in foreign securities, which are described below. In addition, investments in ADRs and GDRs may be less liquid than the underlying shares in their primary trading markets and GDRs, many of which are issued by companies in emerging markets, may be more volatile. Depositary receipts may be sponsored or unsponsored. Holders of unsponsored depositary receipts generally bear all the costs associated with establishing unsponsored depositary receipts. In addition, the issuers of the securities underlying unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers, and there may not be a correlation between such information and the market value of the depositary receipts.

Duration — Longer-term securities in which a portfolio may invest are more volatile. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

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Equity Market — Since they may purchase equity securities, the Funds are subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Funds' securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Funds.

Exchange-Traded Funds (ETFs) — The Funds may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Funds invest in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. Such ETF expenses may make owning shares of the ETF more costly than owning the underlying securities directly. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

Exchange-Traded Notes (ETNs) — Generally, ETNs are structured as senior, unsecured notes in which an issuer such as a bank agrees to pay a return based on the target commodity index less any fees. ETNs allow individual investors to have access to derivatives linked to commodities and assets such as oil, currencies and foreign stock indexes. ETNs combine certain aspects of bonds and ETFs. Similar to ETFs, ETNs are traded on a major exchange (e.g., the New York Stock Exchange) during normal trading hours. However, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to principal amount, subject to the day's index factor. ETN returns are based upon the performance of a market index minus applicable fees. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities markets, changes in the applicable interest rates, changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced commodity. The value of the ETN may drop due to a downgrade in the issuer's credit rating, even if the underlying index remains unchanged. Investments in ETNs are subject to the risks facing income securities in general including the risk that a counterparty will fail to make payments when due or default.

Extension — The Funds' investments in fixed income securities are subject to extension risk. Generally, rising interest rates tend to extend the duration of fixed income securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility.

Fixed Income Market — The prices of the Funds' fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Funds' fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

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Foreign Investment/Emerging Markets — The Funds may invest in foreign issuers, including issuers located in emerging market countries. Investing in issuers located in foreign countries poses distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Funds' investments. These currency movements may happen separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank classifies as low, low-middle and upper-middle income countries. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Funds' investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Forward Contracts — A forward contract, also called a "forward," involves a negotiated obligation to purchase or sell a specific security or currency at a future date (with or without delivery required), which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are not traded on exchanges; rather, a bank or dealer will act as agent or as principal in order to make or take future delivery of a specified lot of a particular security or currency for the Fund's account. Risks associated with forwards include: (i) there may be an imperfect correlation between the movement in prices of forward contracts and the securities underlying them; (ii) there may not be a liquid market for forwards; and (iii) forwards may be difficult to accurately value. Because forwards require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Forwards are also subject to credit risk, liquidity risk and leverage risk, each of which is further described elsewhere in this section.

Futures Contracts — Futures contracts, or "futures," provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price (with or without delivery required). The risks of futures include: (i) leverage risk; (ii) correlation or tracking risk; and (iii) liquidity risk. Because futures require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Accordingly, the fluctuation of the value of futures in relation to the underlying assets upon which they are based is magnified. Thus, the Funds may experience losses that exceed losses experienced by funds that do not use futures contracts. There may be imperfect correlation, or even no correlation, between price movements of a futures contract and price movements of investments for which futures are used as a substitute or which futures are intended to hedge. Lack of correlation (or tracking) may be due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. Consequently, the effectiveness of futures as a

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security substitute or as a hedging vehicle will depend in part on the degree of correlation between price movements in the futures and price movements in underlying securities. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. Futures exchanges may impose daily or intra-day price change limits and/or limit the volume of trading. Additionally, government regulation may further reduce liquidity through similar trading restrictions. As a result, the Funds may be unable to close out their futures contracts at a time that is advantageous. The successful use of futures depends upon a variety of factors, particularly the ability of SIMC and the Sub-Advisers to predict movements of the underlying securities markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular futures strategy adopted will succeed.

Inflation Protected Securities — The Funds may invest in inflation protected securities, including TIPS, the value of which will generally fluctuate in response to changes in "real" interest rates. Real interest rates represent nominal interest rates reduced by the expected impact of inflation. The value of an inflation-protected security generally decreases when real interest rates rise and generally increases when real interest rates fall. In addition, the principal value of an inflation-protected security is periodically adjusted up or down along with the rate of inflation. If the measure of inflation falls, the principal value of the inflation-protected security will be adjusted downwards, and, consequently, the interest payable on the security will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed by the U.S. Treasury in the case of TIPS. For securities that do not provide a similar guarantee, the adjusted principal value of the security to be repaid at maturity is subject to credit risk.

Interest Rate — Interest rate risk is the risk that the Funds' yields will decline due to falling interest rates. A rise in interest rates typically causes a fall in values of fixed income securities, including U.S. Government Securities, in which the Funds invest, while a fall in interest rates typically causes a rise in values of such securities. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Investment Company — Certain Funds may purchase shares of investment companies, such as open-end funds, ETFs and closed-end funds. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. When a Fund invests in an investment company, it will bear a pro rata portion of the investment company's expenses in addition to directly bearing the expenses associated with its own operations. Such expenses may make owning shares of an investment company more costly than owning the underlying securities directly. Further, in part because of these additional expenses, the performance of an investment company may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the investment company. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, shares of an ETF and certain closed-end funds are traded at market prices, which may vary from the net asset value of their underlying investments. In addition, a lack of liquidity in an ETF or closed-end fund could result in its value being more volatile than the underlying portfolio of securities.

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Investment Style — Each of the Funds may be subject to investment style risk. Investment style risk is the risk that a Fund's investment in certain securities in a particular market segment pursuant to its particular investment strategy may underperform other market segments or the market as whole.

Investment in the Subsidiary — Each of the Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds may invest in its own Subsidiary. By investing in a Subsidiary, each Fund is indirectly exposed to the risks associated with such Subsidiary's investments. The commodity-related instruments held by a Subsidiary are generally similar to those that are permitted to be held by the applicable Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. A Subsidiary, however, is not registered under the 1940 Act and, unless otherwise noted in this prospectus, will not be subject to all of the investor protections of the 1940 Act. Thus, the Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds, as investors in their respective Subsidiary, will not have all of the protections offered to investors in registered investment companies.

However, each Fund wholly owns and controls its respective Subsidiary, and the Funds and the Subsidiaries are all managed by SIMC, making it unlikely that a Subsidiary will take action contrary to the interests of the applicable Fund or its shareholders. While a Subsidiary has its own board of directors that is responsible for overseeing the operations of such Subsidiary, the respective Fund's Board has oversight responsibility for the investment activities of the Fund, including its investment in the respective Subsidiary, and the Fund's role as the sole shareholder of such Subsidiary. It is not currently expected that shares of any Subsidiary will be sold or offered to investors other than the respective Fund.

Changes in the laws of the United States and/or the Cayman Islands or governmental interpretation of such laws, under which the Funds and the Subsidiaries, respectively, are organized, could result in the inability of a Fund and/or its respective Subsidiary to operate as intended and could negatively affect the Funds and their shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiaries. If Cayman Islands law changes such that the Subsidiaries must pay Cayman Islands governmental authority taxes, Fund shareholders would likely suffer decreased investment returns.

Leverage — Certain Fund transactions, such as derivatives or reverse repurchase agreements, may give rise to a form of leverage. The use of leverage can amplify the effects of market volatility on the Funds' share price and make the Funds' returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Funds' portfolio securities. The use of leverage may also cause the Funds to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Liquidity — Each Fund is subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the condition of a particular issuer or under adverse market or economic conditions independent of the issuer. A Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Market — Each Fund is subject to market risk, which is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the market as a whole.

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Master Limited Partnerships — Investments in units of master limited partnerships involve risks that differ from an investment in common stock. Holders of the units of master limited partnerships have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of master limited partnerships. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a master limited partnership, including a conflict arising as a result of incentive distribution payments. The benefit a Fund derives from investment in MLP units is largely dependent on the MLPs being treated as partnerships and not as corporations for federal income tax purposes. If an MLP were classified as a corporation for federal income tax purposes, there would be reduction in the after-tax return to the Fund of distributions from the MLP, likely causing a reduction in the value of the Fund's shares. MLP entities are typically focused in the energy, natural resources and real estate sectors of the economy. A downturn in the energy, natural resources or real estate sectors of the economy could have an adverse impact on the Fund. At times, the performance of securities of companies in the energy, natural resources and real estate sectors of the economy may lag the performance of other sectors or the broader market as a whole. The Internal Revenue Code of 1986, as amended (the Code), provides that the Fund is permitted to invest up to 25% of its assets in one or more QPTPs, which will include certain MLPs, and treat the income distributed by such QPTPs as qualifying income for purposes of the regulated investment company annual qualifying income requirements described in "Taxes" below.

Mortgage-Backed Securities — Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments, which must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the Funds' mortgage-backed securities and, therefore, to assess the volatility risk of the Funds.

The privately issued mortgage-backed securities in which the Funds invest are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities and may bear a greater risk of nonpayment than securities that are backed by the U.S. Treasury. However, the timely payment of principal and interest normally is supported, at least partially, by various credit enhancements. There can be no assurance, however, that such credit enhancements will support full payment of the principal and interest on such obligations. In addition, changes in the credit quality of the entity that provides credit enhancement could cause losses to the Funds and affect their share price.

Municipal Securities — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments

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may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of a Fund's holdings. As a result, the Fund will be more susceptible to factors which adversely affect issuers of municipal obligations than a mutual fund which does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers also may adversely affect the value of the Fund's securities.

Non-Diversification — The Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds are non-diversified, which means that they may invest in the securities of relatively few issuers. As a result, the Funds may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to their investments in those securities.

Opportunity — Each Fund is subject to opportunity risk. A Fund may miss out on an investment opportunity because the assets necessary to take advantage of that opportunity are tied up in other investments.

Options — An option is a contract between two parties for the purchase and sale of a financial instrument for a specified price at any time during the option period. Unlike a futures contract, an option grants a right (not an obligation) to buy or sell a financial instrument. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The seller of an uncovered call option assumes the risk of a theoretically unlimited increase in the market price of the underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of the securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put option that is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option.

Portfolio Turnover — The Funds are subject to portfolio turnover risk. Due to their investment strategies, the Funds may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

Prepayment — The Funds' investments in fixed income securities are subject to prepayment risk. With declining interest rates, fixed income securities with stated interest rates may have their principal paid earlier than expected. This may result in the Fund having to reinvest that money at lower prevailing interest rates, which can reduce the returns of the Fund.

Private Placements — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the

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prices realized from these sales could be less than those originally paid by a Fund or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded.

Real Estate Industry — A Fund's investments in the securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include declines in the value of real estate, risks related to general and local economic conditions, possible lack of availability of mortgage funds, lack of ability to access the creditor capital markets, overbuilding, extended vacancies of properties, defaults by borrowers or tenants (particularly during an economic downturn), increasing competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from clean-ups of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in market and sub-market values and the appeal of properties to tenants, and changes in interest rates. In addition to these risks, REITs and real estate operating companies (REOCs) are dependent on specialized management skills, and some REITs and REOCs may have investments in relatively few properties in a small geographic area or in a single type of property. These factors may increase the volatility of the Fund's investments in REITs or REOCs. Risk associated with investment in REITs is further discussed below.

REITs — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. By investing in REITs indirectly through a Fund, shareholders will not only bear the proportionate share of the expenses of the Fund, but will also indirectly bear similar expenses of underlying REITs. The Fund may be subject to certain risks associated with the direct investments of the REITs, which are discussed above. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs generally depend on their ability to generate cash flow to make distributions to shareholders or unitholders and may be subject to defaults by borrowers and to self-liquidations. In addition, a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code or its failure to maintain exemption from registration under the Investment Company Act of 1940, as amended (1940 Act).

Securities Lending — Each Fund may lend its securities to certain financial institutions in an attempt to earn additional income. The Funds may lend their portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund that lends its securities may pay lending fees to a party arranging the loan.

Short Sales — The Funds may engage in short sales transactions. Short sales are transactions in which the Funds sell a security they do not own. To complete a short sale, the Funds must borrow the security to deliver to the buyer. The Funds are then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by the Funds, and the Funds will incur a loss if the price of the security sold short increases between the time of the short sale and the time the Funds replace the borrowed

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security. To the extent that a Fund reinvests proceeds received from selling securities short, it may effectively create leverage, which is discussed above. Pursuant to its particular investment strategy, a Sub-Adviser may have a net short exposure in the portfolio of assets allocated to the Sub-Adviser.

Small and Medium Capitalization Issuers — Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size companies, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements. The securities of smaller companies are often traded over-the-counter and, even if listed on a national securities exchange, may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies may be less liquid, may have limited market stability and may be subject to more severe, abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Further, smaller companies may have less publicly available information and, when available, it may be inaccurate or incomplete.

Swap Agreements — Swaps are agreements whereby two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a predetermined amount. Interest rate swaps involve one party agreeing to make payments to another party to the extent that interest rates exceed or fall below a specified rate (a "cap" or "floor," respectively). A credit default swap enables a Fund to buy or sell protection against a defined credit event of an issuer or a basket of securities. Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to the other party to the agreement.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. If the Fund is a seller of protection and a credit event occurs (as defined under the terms of that particular swap agreement), the Fund will generally either: (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If the Fund is a buyer of protection and a credit event occurs (as defined under the terms of that particular swap agreement), the Fund will either: (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and other considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps involve special risks in addition to those mentioned above because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the

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party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). Like a long or short position in a physical security, credit default swaps are subject to the same factors that cause changes in the market value of the underlying asset it is attempting to replicate.

Tax — Each of the Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds may gain most of its exposure to the commodities markets through its investment in their own Subsidiary, which invests directly in commodities and in equity-linked securities and commodity-linked derivative instruments, including options, futures contracts, swaps, options on futures contracts and commodity-linked structured notes. In order for the Fund to qualify as a regulated investment company under Subchapter M of the Code, the Fund must derive at least 90% of its gross income each taxable year from qualifying income, which is described in more detail in the SAI. The status of certain commodity-linked derivative instruments as qualifying income has been addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31 which provide that income from certain commodity-linked derivative instruments in which the Fund invests will not be considered qualifying income. To the extent the Fund invests in such instruments directly, the Fund will seek to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income).

The Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds have each requested private letter rulings from the Internal Revenue Service (IRS) concluding that the income generated from their investment in their respective Subsidiaries, each of which invests in commodity-linked derivatives, will be "qualifying income" for regulated investment company (RIC) qualification purposes, regardless of whether actual distributions are made to the Funds by the respective Subsidiary.

In July 2011, the IRS suspended the issuance of private letter rulings regarding the investment by RICs into controlled foreign corporations which principally invest in commodities, such as the Subsidiaries, indicating that it was reconsidering its policies surrounding the issuance of these rulings. The IRS subsequently stated that it intends to issue public guidance regarding the use of controlled foreign corporations by RICs to indirectly invest in commodities. It is unclear whether this guidance will continue to permit or somehow restrict the distributions from controlled foreign corporations to be treated as "qualifying income" for purposes of the RIC qualification rules. As a result, there can be no assurance that the IRS will grant the private letter ruling requested by the Funds. The IRS, however, has informally indicated that any guidance regarding the treatment of distributions from controlled foreign corporations will be prospective in application and provide for transition periods for affected RICs. While the private letter ruling request is pending with the IRS, the Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds intend to secure an opinion of counsel based on customary representations that actual distributions made to the Funds should be treated as "qualifying income." If the IRS does issue public guidance that results in an adverse determination relating to the treatment of income and gain to the Funds from controlled foreign corporations such as the Subsidiaries, the Funds would likely need to significantly change their investment strategies, which could adversely affect such Funds.

U.S. Government Securities — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources. Therefore, such obligations are not backed by the full faith and credit of the U.S. Government.

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GLOBAL ASSET ALLOCATION

Each Fund has its own distinct risk and reward characteristics, investment objective, policies and strategies. In addition to managing the Funds, SEI Investments Management Corporation (SIMC or the Adviser) constructs and maintains global asset allocation strategies (Strategies) for certain clients, and the Funds are designed in part to implement those Strategies. The degree to which an investor's portfolio is invested in the particular market segments and/or asset classes represented by these Funds varies, as does the investment risk/return potential represented by each Fund. Some Funds may have extremely volatile returns. Because of the historical lack of correlation among various asset classes, an investment in a portfolio of Funds representing a range of asset classes as part of a Strategy may reduce the Strategy's overall level of volatility. As a result, a Strategy may reduce risk.

In managing the Funds, SIMC focuses on four key principles: asset allocation, portfolio structure, the use of managers and continuous portfolio management. Asset allocation across appropriate asset classes (represented by some of the Funds) is the central theme of SIMC's investment philosophy. SIMC seeks to reduce risk further by creating a portfolio that focuses on a specific asset class. SIMC then oversees a network of managers who invest the assets of these Funds in distinct segments of the market or class represented by each Fund. These managers adhere to distinct investment disciplines, with the goal of providing greater consistency and predictability of results, as well as broader diversification across and within asset classes. SIMC constantly monitors and evaluates managers for these Funds to ensure that they do not deviate from their stated investment philosophy or process.

Within the Strategies, SIMC periodically adjusts the target allocations among the Funds to ensure that the appropriate mix of assets is in place. SIMC also may create new Strategies which reflect significant changes in allocation among the Funds. Since a large portion of the assets in the Funds may be comprised of investors in Strategies controlled or influenced by SIMC, this reallocation activity could result in significant purchase or redemption activity in the Funds. While reallocations are intended to benefit investors that invest in the Funds through the Strategies, they could in certain cases have a detrimental effect on Funds that are being materially reallocated, including by increasing portfolio turnover (and related transactions costs), disrupting portfolio management strategy, and causing a Fund to incur taxable gains. SIMC seeks to manage the impact to the Funds resulting from reallocations in the Strategies.

INVESTMENT ADVISER AND SUB-ADVISERS

SIMC acts as the manager of managers of the Funds, and is responsible for the investment performance of the Funds since it allocates the Funds' assets to one or more Sub-Advisers and recommends hiring or changing Sub-Advisers to the Board of Trustees.

Each Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Advisers to ensure compliance with the Funds' investment policies and guidelines, and monitors each Sub-Adviser's adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Advisers; establishes policies that they must follow in their management activities; and oversees the hiring and termination of the sub-advisers recommended by SIMC. SIMC pays the Sub-Advisers out of the investment advisory fees it receives (described below).

SIMC, a Securities and Exchange Commission (SEC) registered adviser, located at One Freedom Valley Drive, Oaks, Pennsylvania 19456, serves as the investment adviser to the Funds. SIMC continuously

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reviews, supervises and administers the Funds' investment program. As of December 31, 2011, SIMC had more than $92 billion in assets under management. The Funds will pay SIMC advisory fees, as a percentage of the average net assets of the Fund, at the following annual rates:

Investment Advisory Fees
Multi-Asset Accumulation Fund	0.75%
Multi-Asset Income Fund	0.60%
Multi-Asset Inflation Managed Fund	0.55%
Multi-Asset Capital Stability Fund	0.40%

A discussion regarding the basis for the Board of Trustees' approval of the Funds' investment advisory and sub-advisory agreements will be available in the Funds' shareholder reports.

Information About Voluntary Fee Waivers

The Funds' actual total annual Fund operating expenses for the current fiscal year are expected to be less than the amounts shown in the Annual Fund Operating Expenses tables in the Fund Summary sections because SIMC, the Funds' administrator and/or the Funds' distributor have voluntarily agreed to waive a portion of its fees in order to keep total direct annual Fund operating expenses (exclusive of interest from borrowings, brokerage commissions, trustee fees, taxes and extraordinary expenses not incurred in the ordinary course of the Funds' business) at the level specified in the table below. The voluntary waivers of SIMC, the Funds' administrator and/or the Funds' distributor are limited to the Funds' direct operating expenses and therefore do not apply to indirect expenses incurred by the Funds, such as AFFE. The Funds' adviser, the Funds' administrator and/or the Funds' distributor may discontinue all or part of these waivers at any time.

	Total Annual Fund Operating Expenses (before voluntary fee waivers)	Total Annual Fund Operating Expenses (after voluntary fee waivers)	Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, if applicable)*	Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, Short Sale Expenses and Reverse Repurchase Expenses and after commission recapture, if applicable)*
Multi-Asset Accumulation Fund	1.50%	1.17%	1.17%	1.17%
Multi-Asset Income Fund	1.30%	0.80%	0.80%	0.80%
Multi-Asset Inflation Managed Fund	1.35%	0.90%	0.90%	0.90%
Multi-Asset Capital Stability Fund	1.10%	0.62%	0.62%	0.62%

* AFFE reflects the estimated amount of fees and expenses that will be incurred indirectly by the Funds through their investments in other investment companies during the current fiscal year.

Management of the Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds' Subsidiaries

Each of the Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds invests in a Subsidiary. Each Subsidiary has entered into a separate advisory agreement with SIMC for the management of the Subsidiary's portfolio. The Subsidiaries do not pay a separate management fee to SIMC for these

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services. The services SIMC provides to each Subsidiary and the terms of the advisory agreement between SIMC and each Subsidiary are similar to those of the Fund and SIMC.

Similar to the Funds, each Subsidiary may use a multi-manager approach under the general supervision of SIMC whereby the Subsidiary would allocate its assets among multiple sub-advisers with differing philosophies and investment strategies. Each sub-adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Subsidiaries' sub-advisers to ensure compliance with each Subsidiary's investment policies and guidelines, and monitors each sub-adviser's adherence to its investment style. Each Board of the Subsidiaries supervises SIMC and the sub-advisers; establishes policies that they must follow in their management activities; and oversees the hiring and termination of the sub-advisers recommended by SIMC.

SIMC pays each Subsidiary's sub-advisers out of the investment advisory fees it receives from the Funds. Each Subsidiary (or its respective Fund on behalf of the Subsidiary) has entered into contracts for the provision of custody, transfer agency, administrative and audit services with the same, or with affiliates of the same, service providers that provide those services to the Multi-Asset Accumulation and Multi-Asset Inflation Strategy Funds. It is currently contemplated that each of the Funds will bear the fees and expenses incurred in connection with such services.

Sub-Advisers and Portfolio Managers

MULTI-ASSET ACCUMULATION FUND

AQR Capital Management, LLC: AQR Capital Management, LLC (AQR), located at 2 Greenwich Plaza, 3rd Floor, Greenwich, Connecticut 06830, serves as a Sub-Adviser to the Multi-Asset Accumulation Fund and its respective Subsidiary. Michael Mendelson, Brian Hurst and Yao Hua Ooi manage the portion of the Subsidiary's assets and the Multi-Asset Accumulation Fund's assets allocated to AQR. Mr. Mendelson, Principal, joined AQR in 2005 and is jointly responsible for the management of the Fund and its respective Subsidiary. Brian Hurst, Principal, joined AQR at its inception in 1998. Mr. Hurst was a founding member of the Global Asset Allocation team, which focuses on macro strategies, and is currently the head of the Global Trading Strategies group. Yao Hua Ooi joined AQR in 2004 and is currently a Vice President in the Global Asset Allocation Team, which focuses on macro-related strategies, portfolio management, research and infrastructure.

MULTI-ASSET INCOME FUND

Guggenheim Partners Asset Management, LLC: Guggenheim Partners Asset Management, LLC ("GPAM"), located at 100 Wilshire Boulevard, 5th Floor, Santa Monica, California 90401, serves as a Sub-Adviser to the Multi-Asset Income Fund. A team of investment professionals manages the portion of the Multi-Asset Income Fund's assets allocated to GPAM. Scott Minerd, Chief Investment Officer, is ultimately responsible for the performance of the Multi-Asset Income Fund as well as risk management. Mr. Minerd joined the firm in 1998. Anne Walsh, CFA, Assistant Chief Investment Officer — Fixed Income and Portfolio Manager, oversees the diversified fixed income portfolio management strategies of the firm and is head of the firm's Portfolio Construction Group. Prior to joining the firm in 2007, Ms. Walsh was Chief Investment Officer at Reinsurance Group of America, Inc. Farhan Sharaff, Assistant Chief Investment Officer — Equities and Portfolio Manager, oversees equity portfolio management of the firm. Prior to joining the firm in 2010, Mr. Sharaff served as Chief Investment Officer at MJX Capital Advisors.

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MULTI-ASSET INFLATION MANAGED FUND

AllianceBernstein L.P.: AllianceBernstein L.P. (AllianceBernstein), located at 1345 Avenue of the Americas, New York, New York 10105, serves as a Sub-Adviser to the Multi-Asset Inflation Managed Fund and its respective Subsidiary. A team of investment professionals, led by Jon Ruff, CFA manages the portion of the Subsidiary's assets and the Multi-Asset Inflation Managed Fund's assets allocated to AllianceBernstein. All members of the team have been with AllianceBernstein for over five years, with the team's average tenure with the firm being 13 years. The team's average industry experience is 19 years.

MULTI-ASSET CAPITAL STABILITY FUND

AllianceBernstein L.P.: AllianceBernstein L.P. (AllianceBernstein), located at 1345 Avenue of the Americas, New York, New York 10105, serves as a Sub-Adviser to the Multi-Asset Capital Stability Fund. A team of investment professionals manages the portion of the Multi-Asset Capital Stability Fund's assets allocated to AllianceBernstein. Michael DePalma, Chief Investment Officer of Quantitative Investment Strategies, the firm's systematic multi-asset class investment effort, conducts full-time fixed income quantitative research, where he is responsible for developing expected return and risk models as well as portfolio construction tools. Mr. DePalma joined the firm in 1990 and has twenty-one years of industry experience. Ashwin Alankar, a Portfolio Manager and Senior Quantitative Analyst, focuses on the firm's systematic multi-asset class investment effort. Prior to joining AllianceBernstein in 2010, Mr. Alankar spent seven years at Platinum Grove Asset Management, a hedge fund in New York, where he was a principal and portfolio manager responsible for equity trading and research. Mr. Alankar has eight years of industry experience. Eugene Shen, a Portfolio Manager of Quantitative Investment Strategies, currently manages option- and volatility-based strategies for the firm and joined the firm as a derivatives strategist in 2009. Prior to joining AllianceBernstein, Mr. Shen spent seven years at JD Capital Management, where he was a partner and portfolio manager. Leon Zhu, a Senior Quantitative Research Analyst, joined the firm in 1995 and became a Senior Quantitative Research Analyst in 1997. Prior to joining AllianceBernstein, Mr. Zhu was a consultant for Princeton Consultants, Inc.

The SAI provides additional information about the portfolio managers' compensation, other accounts they manage, and their ownership, if any, of securities in the Fund.

PURCHASING, EXCHANGING AND SELLING FUND SHARES

This section tells you how to purchase, exchange and sell (sometimes called redeem) Class A shares of the Funds. The Funds offer Class A shares only to financial institutions and intermediaries for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

Fund shares may be purchased on any Business Day. Financial institutions and intermediaries may purchase, sell or exchange Class A shares by placing orders with the Transfer Agent or the Funds' authorized agent. Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Institutions and intermediaries may also place orders by calling 1-800-858-7233. Generally, cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the day after the order is placed. However, in certain circumstances the Funds, at their discretion, may allow purchases to settle (i.e., receive final payment) at a later date in accordance with the Funds' procedures and applicable law. The Funds reserve the right to

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refuse any purchase requests, particularly those that the Funds reasonably believe may not be in the best interests of the Funds or their shareholders and could adversely affect the Funds or their operations. This includes those from any individual or group who, in a Fund's view, is likely to engage in excessive trading (usually defined as four or more "round trips" in a Fund in any twelve-month period). For more information regarding the Funds' policies and procedures related to excessive trading, please see "Frequent Purchases and Redemptions of Fund Shares" below.

Each Fund calculates its net asset value per share (NAV) once each Business Day at the close of normal trading on the NYSE (normally, 4:00 p.m. Eastern Time). For you to receive the current Business Day's NAV, generally a Fund (or an authorized agent) must receive your purchase order in proper form before 4:00 p.m. Eastern Time. A Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

When you purchase, sell or exchange Fund shares through certain financial institutions, you may have to transmit your purchase, sale and exchange requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Funds.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are executed at the NAV next determined after the intermediary receives the request if transmitted to the Funds in accordance with the Funds' procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

You will have to follow the procedures of your financial institution or intermediary for transacting with the Funds. You may be charged a fee for purchasing and/or redeeming Fund shares by your financial institution or intermediary.

Pricing of Fund Shares

NAV for one Fund share is the value of that share's portion of the net assets of the Fund. In calculating NAV, a Fund generally values its investment portfolio at market price.

When valuing portfolio securities, the Funds value securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on NASDAQ) at the last quoted sale price on the primary exchange or market (foreign or domestic) on which the securities are traded or, if there is no such reported sale, at the most recent quoted bid price. The Funds value securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps, bank loans or collateralized debt obligations, such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities. Redeemable securities issued by open-end investment companies are valued at the investment company's applicable net asset value. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security's price cannot be obtained, as noted above, the Funds will value the securities using a bid price from at least one independent broker. If such prices are not readily available or cannot be valued using the methodologies

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described above, the Funds will value the security using the Funds' Fair Value Procedures, as described below.

Securities held by a Fund with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument, and the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SIMC or a Sub-Adviser, as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service's prices will be reliable. SIMC or a Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds' administrator if it believes that a particular pricing service is no longer a reliable source of prices. The administrator, in turn, will notify the Fair Value Pricing Committee (the Committee) if it receives such notification from SIMC or a Sub-Adviser, as applicable, or if the administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Funds' Pricing and Valuation Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board of Trustees. However, when the change would not materially affect valuation of a Fund's net assets or involve a material departure in pricing methodology from that of the Fund's existing pricing agent or pricing methodology, approval may be obtained at the next regularly scheduled meeting of the Board of Trustees.

Securities for which market prices are not "readily available" or may be unreliable are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees. The Funds' Fair Value Procedures are implemented through the Committee designated by the Funds' Board of Trustees. The Committee is currently composed of two members of the Board of Trustees, as well as representatives from SIMC and its affiliates.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: (i) the security's trading has been halted or suspended; (ii) the security has been de-listed from a national exchange; (iii) the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or (iv) the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider are: (i) the facts giving rise to the need to fair value; (ii) the last trade price; (iii) the performance of the market or the issuer's industry; (iv) the liquidity of the security; (v) the size of the holding in a Fund; or (vi) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

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The Funds use a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a "confidence interval," which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Funds shall value the non-U.S. securities in their portfolios that exceed the applicable "confidence interval" based upon the adjusted prices provided by the fair valuation vendor.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its NAV. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates NAV if an event that could materially affect the value of those securities (a Significant Event), including substantial fluctuations in domestic or foreign markets or occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts or significant governmental actions, has occurred between the time of the security's last close and the time that a Fund calculates NAV. A Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of a Fund's shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

A Significant Event may relate to a single issuer or to an entire market sector. If SIMC or a Sub-Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates NAV, it may request that a Committee meeting be called. In addition, the Funds' administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates NAV. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies SIMC or a Sub-Adviser that such limits have been exceeded. In such event, SIMC or a Sub-Adviser makes the determination whether a Committee meeting should be called based on the information provided.

Frequent Purchases and Redemptions of Fund Shares

"Market timing" refers to a pattern of frequent purchases and sales of a Fund's shares, often with the intent of earning arbitrage profits. Market timing of the Funds could harm other shareholders in various ways, including by diluting the value of the shareholders' holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing a Fund to incur unwanted taxable gains and forcing a Fund to hold excess levels of cash.

The Funds are intended to be a long-term investment vehicles and are not designed for investors that engage in short-term trading activity (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa, in an effort to take advantage of short-term market movements). Accordingly, the Board of Trustees has adopted policies and procedures on behalf of the Funds to deter short-term trading. The Transfer Agent will monitor trades in an effort to detect short-term trading activities. If, as a result of this monitoring, a Fund determines, in its sole discretion, that a shareholder

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has engaged in excessive short-term trading, it will refuse to process future purchases or exchanges into the Fund from that shareholder's account.

A shareholder will be considered to be engaging in excessive short-term trading in a Fund in the following circumstances:

i.  if the shareholder conducts four or more "round trips" in a Fund in any twelve-month period. A round trip involves the purchase of shares of a Fund and the subsequent redemption of all or most of those shares. An exchange into and back out of a Fund in this manner is also considered a round trip.

ii.  if a Fund determines, in its sole discretion, that a shareholder's trading activity constitutes excessive short-term trading, regardless of whether such shareholder exceeds the foregoing round trip threshold.

The Funds, in their sole discretion, also reserve the right to reject any purchase request for any reason without notice.

Judgments with respect to implementation of the Funds' policies are made uniformly and in good faith in a manner that the Funds believe is consistent with the best long-term interests of shareholders. When applying the Funds' policies, the Funds may consider (to the extent reasonably available) an investor's trading history in all SEI funds, as well as trading in accounts under common ownership, influence or control and any other information available to the Funds.

The Funds' monitoring techniques are intended to identify and deter short-term trading in the Funds. However, despite the existence of these monitoring techniques, it is possible that short-term trading may occur in the Funds without being identified. For example, certain investors seeking to engage in short-term trading may be adept at taking steps to hide their identity or activity from the Funds' monitoring techniques. Operational or technical limitations may also limit the Funds' ability to identify short-term trading activity.

The Funds and/or their service providers have entered into agreements with financial intermediaries that require them to provide the Funds and/or their service providers with certain shareholder transaction information to enable the Funds and/or their service providers to review the trading activity in the omnibus accounts maintained by financial intermediaries. The Funds may also delegate trade monitoring to the financial intermediaries. If excessive trading is identified in an omnibus account, the Funds will work with the financial intermediary to restrict trading by the shareholder and may request the financial intermediary to prohibit the shareholder from future purchases or exchanges into the Funds.

The Funds may be sold to participant-directed employee benefit plans. The Funds' ability to monitor or restrict trading activity by individual participants in a plan may be constrained by regulatory restrictions or plan policies. In such circumstances, the Funds will take such action, which may include taking no action, as deemed appropriate in light of all the facts and circumstances.

The Funds may amend these policies and procedures in response to changing regulatory requirements or to enhance the effectiveness of the program.

Foreign Investors

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Funds subject to the satisfaction of enhanced due diligence.

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Customer Identification and Verification and Anti-Money Laundering Program

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. Accounts for the Funds are generally opened through other financial institutions or financial intermediaries. When you open your account through your financial institution or intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or intermediary to identify you. This information is subject to verification by the financial institution or intermediary to ensure the identity of all persons opening an account.

Your financial institution or intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, your financial institution or intermediary may be required to collect documents to establish and verify your identity.

The Funds will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (which includes receipt of all identifying information required on the application). The Funds, however, reserve the right to close and/or liquidate your account at the then-current day's price if the financial institution or intermediary through which you open your account is unable to verify your identity. As a result, you may be subject to a gain or loss on Fund shares as well as corresponding tax consequences.

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under federal law. The Funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to: (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if a Fund is required to withhold such proceeds.

HOW TO EXCHANGE YOUR FUND SHARES

You may exchange Class A shares of any Fund for Class A shares of any other fund of SEI Institutional Managed Trust on any Business Day by contacting the Funds directly by mail or telephone. For information about how to exchange Fund shares through your financial institution or intermediary, you should contact your financial institution or intermediary directly. This exchange privilege may be changed or canceled at any time upon 60 days' notice. When you exchange shares, you are really selling your shares of one fund and buying shares of another fund. Therefore, your sale price and purchase price will be based on the NAV next calculated after the Funds receive your exchange request. All exchanges are based on the eligibility requirements of the fund into which you are exchanging and any other limits on sales of or exchanges into that fund. Each Fund reserves the right to refuse or limit any exchange order for any reason, including if the transaction is deemed not to be in the best interest of the Fund's other shareholders or possibly disruptive to the management of the Fund. When a purchase

SEI / PROSPECTUS

or exchange order is rejected, a Fund will send notice to the prospective investor or the prospective investor's financial intermediary.

HOW TO SELL YOUR FUND SHARES

Financial institutions and intermediaries may sell Fund shares on behalf of their clients on any Business Day. For information about how to sell Fund shares through your financial institution or intermediary, you should contact your financial institution or intermediary directly. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Funds receive your request or after the Funds' authorized intermediary receives your request if transmitted to the Funds in accordance with the Funds' procedures and applicable law.

Receiving Your Money

Normally, the Funds will make payment on your sale on the Business Day following the day on which they receive your request, but it may take up to seven days. You may arrange for your proceeds to be wired to your bank account.

Redemptions in Kind

The Funds generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders), the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Suspension of Your Right to Sell Your Shares

The Funds may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about such suspension can be found the SAI.

Redemption Fee

Each Fund charges a redemption fee on a redemption or series of redemptions (including exchanges) from a single identifiable source (such as a particular investor or multiple accounts managed by the same discretionary investment manager) that in the aggregate exceeds a specified dollar threshold within any thirty (30) day period. The redemption fee applies to the entire amount of the redemption or series of redemptions that triggered the redemption fee and is not limited to redemption amounts in excess of such specified dollar threshold. The dollar threshold that triggers the redemption fee and the level of the redemption fee are set forth in the "Shareholder Fees" table for each Fund.

The purpose of the redemption fee is to offset the cost to a Fund arising from a large shareholder redeeming assets out of the Fund in a short period of time. Each Fund will seek to identify any investor or investment manager that may spread out trades that in the aggregate exceed the threshold over a number of days within the 30-day period. If a Fund identifies that an investor or investment manager is crossing the threshold after some redemptions have already been processed, the Fund will impose the redemption fee on subsequent redemption requests received within the 30-day period. An investment manager should be aware that seeking to evade the fee by spreading out trades that exceed the threshold within a 30-day period could result in some of its clients being charged the fee while others

SEI / PROSPECTUS

will not. It is the responsibility of the manager to ensure that it is trading in a way that will result in fair treatment to its clients. If a Fund becomes aware that an investor or investment manager is seeking to evade the fee by spreading out trades that exceed the threshold within a 30-day period, the Fund may take such action as it deems appropriate, including refusing future purchases from such investor or investment manager.

Redemption fees will not apply to redemptions related to routine periodic account rebalancing transactions. The redemption fee may also be waived by a Fund, in its sole discretion, if the Fund determines that the costs to the Fund of a large redemption can be mitigated. This may be the case, for example, if a Fund redeems the investor in kind or if the investor gives advance notice to the Fund and/or delays the implementation of the redemption in a manner that the Fund determines sufficiently mitigates the impact to the Fund.

Telephone Transactions

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. The Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Funds follow these procedures, the Funds will not be responsible for any losses or costs incurred by following telephone instructions that the Funds reasonably believe to be genuine.

DISTRIBUTION AND SERVICE OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds. SIDCo. receives no compensation for distributing the Funds' shares. The Funds are sold primarily through independent registered investment advisers, financial planners, bank trust departments and other financial advisors (Financial Advisors) who provide their clients with advice and services in connection with their investments in the Funds. Many Financial Advisors are also associated with broker-dealer firms. SIMC and its affiliates, at their expense, may pay compensation to these broker-dealers or other financial institutions for marketing, promotional or other services. These payments may be significant to these firms and may create an incentive for the firm or its associated Financial Advisors to recommend or offer shares of the Funds to its customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of their past profits or other available resources. SIMC and its affiliates may also provide other products and services to Financial Advisors. For additional information, please see the Funds' SAI. You can also ask your Financial Advisor about any payments it receives from SIMC and its affiliates, as well as about fees it charges.

For Class A shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

Portfolio holdings information for the Funds can be obtained on the Internet at the following address: http://www.seic.com/holdings_home.asp (the Portfolio Holdings Website). Five calendar days after each month end, a list of all portfolio holdings in each Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the fifth calendar day of the thirteenth month after the date to which the data relates, at which time it will be permanently removed from the site.

SEI / PROSPECTUS

Additional information regarding the information disclosed on the Portfolio Holdings website and the Funds' policies and procedures on the disclosure of portfolio holdings information is available in the SAI.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds distribute their investment income at least once quarterly, while the Multi-Asset Income and Multi-Asset Capital Stability Funds distribute their investment income at least once monthly. The Funds distribute their investment income as a dividend to shareholders. Each Fund makes distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in cash unless otherwise stated.

Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

At least annually, the Funds will distribute substantially all of their net investment income and their net realized capital gains, if any. The dividends and distributions you receive from the Funds may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions, including net short-term capital gains, are generally taxable at ordinary income tax rates except to the extent they are designated as qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets) to the extent that the Funds receive qualified dividend income and certain holding period requirements and other requirements are satisfied by you and by the Funds. Distributions that the Funds receive from an ETF or underlying fund taxable as a regulated investment company or a REIT will be treated as qualified dividend income only to the extent so designated by such ETF, underlying fund or REIT. Qualified dividend income may include dividend income from certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). Capital gains distributions are generally taxable at the rates applicable to long-term capital gains regardless of how long you have held your Fund shares. Long-term capital gains are currently taxable at the maximum rate of 15%. Absent further legislation, the maximum 15% rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2012.

Each sale of Fund shares may be a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different Fund is the same as a sale. Currently, any capital gain or loss realized upon a sale or exchange of Fund shares is generally treated as long-term capital gain or loss if the shares have been held for more than one year. Capital gain or loss realized upon a sale or exchange of Fund shares held for one year or less is generally treated as short-term capital gain or loss, except that any capital loss on the sale of Fund shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such Fund shares.

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Beginning in 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) will be subject to a 3.8% Medicare contribution tax on "net investment income," including interest, dividends and capital gains.

Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these withholding taxes is recoverable, the nonrecovered portion will reduce the income received from the securities in a Fund.

The Funds may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by the Funds.

One of the requirements for qualification as a regulated investment company under Subchapter M of the Code (RIC) is that each Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies (Qualifying Income). The status of the swap agreements and other commodity-linked derivative instruments under tests to qualify as a RIC has been addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31, which provide that income from commodity-linked swaps in which the Funds invest will not be considered qualifying income. Accordingly, each Fund seeks to restrict its income from commodity-linked swaps (when combined with its other investments that produce non-qualifying income) to less than 10% of its gross income.

Moreover, certain ETNs, ETFs, and other underlying funds may not produce Qualifying Income for purposes of the 90% test described above, which must be met in order for a Fund to maintain its status as a RIC. The Funds intend to monitor such investments to ensure that any non-qualifying income does not exceed permissible limits, but a Fund may not be able to accurately predict the non-qualifying income from these investments, which could cause a Fund to inadvertently fail to qualify as a RIC.

The Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds have each requested private letter rulings from the IRS concluding that the income generated from their investment in their respective Subsidiaries, each of which invests in commodity-linked derivatives, will be "qualifying income" for RIC qualification purposes, regardless of whether actual distributions are made to the Funds by the respective Subsidiary.

In July 2011, the IRS suspended the issuance of private letter rulings regarding the investment by RICs into controlled foreign corporations that principally invest in commodities, such as the Subsidiaries, indicating that it was reconsidering its policies surrounding the issuance of these rulings. The IRS subsequently stated that it intends to issue public guidance regarding the use of controlled foreign corporations by RICs to indirectly invest in commodities. It is unclear whether this guidance will continue to permit or somehow restrict the distributions from controlled foreign corporations to be treated as "qualifying income" for purposes of the RIC qualification rules. As a result, there can be no assurance that the IRS will grant the private letter ruling requested by the Funds. The IRS, however, has informally indicated that any guidance regarding the treatment of distributions from controlled foreign corporations will be prospective in application and provide for transition periods for affected RICs. While the private letter ruling request is pending with the IRS, the Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds intend to secure an opinion of counsel based on customary representations

SEI / PROSPECTUS

that actual distributions made to the Funds should be treated as "qualifying income." If the IRS does issue public guidance that results in an adverse determination relating to the treatment of income and gain to the Funds from controlled foreign corporations such as the Subsidiaries, the Funds would likely need to significantly change their investment strategies, which could adversely affect such Funds.

If you have a tax-advantaged retirement account, you will generally not be subject to federal taxation on income and capital gain distributions until you begin receiving your distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.

The Funds' SAI contains more information about taxes.

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FINANCIAL HIGHLIGHTS

As of April 3, 2012, the Funds had not yet commenced operations.

Investment Adviser

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, PA 19456

Distributor

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel

Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, PA 19103-2921

More information about the Funds is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated April 3, 2012 includes detailed information about the Funds and SEI Institutional Managed Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports list the Funds' holdings and contain information from the Funds' managers about strategies and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone:	Call 1-800-DIAL-SEI

By Mail:	Write to the Funds at: One Freedom Valley Drive Oaks, PA 19456

By Internet:	The Funds do not have a website, but you can obtain the SAI, Annual or Semi-Annual Report by mail or telephone.

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Institutional Managed Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-1520. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

SEI Institutional Managed Trust's Investment Company Act registration number is 811-04878.

SEI-F-114 (4/12)

STATEMENT OF ADDITIONAL INFORMATION

SEI INSTITUTIONAL MANAGED TRUST

Multi-Asset Accumulation Fund

Ticker Symbol: Class A—SAAAX

Multi-Asset Income Fund

Ticker Symbol: Class A—SIOAX

Multi-Asset Inflation Managed Fund

Ticker Symbol: Class A—SIFAX

Multi-Asset Capital Stability Fund

Ticker Symbol: Class A—SCLAX

Administrator:

SEI Investments Global Funds Services

Distributor:

SEI Investments Distribution Co.

Adviser:

SEI Investments Management Corporation

Sub-Advisers:

AllianceBernstein L.P.
AQR Capital Management, LLC
Guggenheim Partners Asset Management, LLC

This Statement of Additional Information is not a prospectus. It is intended to provide additional information regarding the activities and operations of SEI Institutional Managed Trust (the "Trust") and should be read in conjunction with the Trust's prospectus relating to Class A Shares of the Multi-Asset Accumulation, Multi-Asset Income, Multi-Asset Inflation Managed and Multi-Asset Capital Stability Funds (the "Prospectus"), dated April 3, 2012. The Prospectus may be obtained upon request and without charge by writing the Trust's distributor, SEI Investments Distribution Co., at One Freedom Valley Drive, Oaks, Pennsylvania 19456, or by calling 1-800-342-5734.

April 3, 2012

SEI-F-115 (1/12)

TABLE OF CONTENTS

THE TRUST	S-1

INVESTMENT OBJECTIVES AND POLICIES	S-1

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS	S-7

Alternative Strategies	S-7

American Depositary Receipts ("ADRs")	S-9

Asset-Backed Securities	S-10

Commercial Paper	S-11

Commodity Investments	S-11

Construction Loans	S-11

Demand Instruments	S-12

Distressed Securities	S-12

Equity-Linked Warrants	S-12

Equity Securities	S-12

Eurobonds	S-13

Exchange Traded Notes ("ETNs")	S-13

Fixed Income Securities	S-14

Foreign Securities	S-16

Forward Foreign Currency Contracts	S-17

Futures Contracts and Options on Futures Contracts	S-19

GNMA Securities	S-20

High Yield Foreign Sovereign Debt Securities	S-21

Illiquid Securities	S-21

Insurance Funding Agreements ("IFAs")	S-21

Interfund Lending and Borrowing Arrangements	S-22

Investment Companies	S-22

Investment in Subsidiary	S-23

Loan Participations and Assignments	S-23

Master Limited Partnerships	S-24

Money Market Securities	S-24

Mortgage-Backed Securities	S-24

Mortgage Dollar Rolls	S-27

Municipal Securities	S-28

Non-Diversification	S-28

Obligations of Domestic Banks, Foreign Banks and Foreign Branches of U.S. Banks	S-29

Obligations of Supranational Entities	S-29

Options	S-29

Pay-In-Kind Bonds	S-31

Privatizations	S-31

Put Transactions	S-31

Receipts	S-31

Real Estate Investment Trusts ("REITs")	S-32

Real Estate Operating Companies ("REOCs")	S-32

Repurchase Agreements	S-32

Restricted Securities	S-33

Reverse Repurchase Agreements and Sale-Buybacks	S-33

Securities Lending	S-33

Short Sales	S-34

Sovereign Debt	S-35

Structured Securities	S-35

Swaps, Caps, Floors, Collars and Swaptions	S-35

U.S. Government Securities	S-37

Variable and Floating Rate Instruments	S-38

When-Issued and Delayed Delivery Securities	S-38

Yankee Obligations ("Yankees")	S-38

Zero Coupon Securities	S-38

INVESTMENT LIMITATIONS	S-39

THE ADMINISTRATOR AND TRANSFER AGENT	S-42

THE ADVISER AND THE SUB-ADVISERS	S-42

DISTRIBUTION AND SHAREHOLDER SERVICING	S-49

TRUSTEES AND OFFICERS OF THE TRUST	S-51

PROXY VOTING POLICIES AND PROCEDURES	S-58

PURCHASE AND REDEMPTION OF SHARES	S-59

TAXES	S-60

PORTFOLIO TRANSACTIONS	S-67

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	S-68

DESCRIPTION OF SHARES	S-69

LIMITATION OF TRUSTEES' LIABILITY	S-69

CODES OF ETHICS	S-70

VOTING	S-70

SHAREHOLDER LIABILITY	S-70

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	S-70

CUSTODIAN	S-71

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	S-71

LEGAL COUNSEL	S-71

DESCRIPTION OF RATINGS	A-1

April 3, 2012

THE TRUST

SEI Institutional Managed Trust (the "Trust") is an open-end management investment company that offers shares of diversified and non-diversified portfolios. The Trust was established as a Massachusetts business trust pursuant to a Declaration of Trust dated October 17, 1986. The Declaration of Trust permits the Trust to offer separate series ("portfolios") of units of beneficial interest ("shares") and separate classes of shares of such portfolios. Currently, the Trust only offers one class of shares of the Multi-Asset Accumulation, Multi-Asset Income, Multi-Asset Inflation Managed and Multi-Asset Capital Stability Funds, although the Trust offers Class A, Class E, Class G, Class I and Class Y shares of other series of the Trust. Additional share classes of the Multi-Asset Accumulation, Multi-Asset Income, Multi-Asset Inflation Managed and Multi-Asset Capital Stability Funds may be offered in the future, which may provide for variations in distribution fees, transfer agent fees, shareholder servicing fees, administrative servicing fees, dividends and certain voting rights. Except for differences among the classes pertaining to distribution, shareholder servicing, administrative servicing, voting rights, dividends and transfer agent expenses, each share of each portfolio represents an equal proportionate interest in that portfolio with each other share of that portfolio.

The management and affairs of the Trust are supervised by a Board of Trustees (each member, a "Trustee" and collectively, the "Trustees" or the "Board") under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described in this Statement of Additional Information ("SAI"), certain companies provide essential management services to the Trust. All consideration received by the Trust for shares of any portfolio, all assets of such portfolio, belong to that portfolio and would be subject to the liabilities related thereto. The Trust pays its expenses, including, among others, the fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation materials and report to shareholders, costs of custodial services and registering the shares under federal and state securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organizational expenses. This SAI relates to Class A Shares of the Multi-Asset Inflation Strategy, Multi-Asset Accumulation, Multi-Asset Income and Multi-Asset Capital Stability Funds (each, a "Fund" and together, the "Funds").

The investment adviser, SEI Investments Management Corporation ("SIMC" or the "Adviser") and investment sub-advisers (each, a "Sub-Adviser" and, together, the "Sub-Advisers") to the Funds are referred to collectively as the "advisers."

INVESTMENT OBJECTIVES AND POLICIES

MULTI-ASSET ACCUMULATION FUND—The investment objective of the Multi-Asset Accumulation Fund is to generate total return, including capital appreciation and income. There can be no assurance that the Fund will achieve its investment objective.

Under normal circumstances, the Fund will seek to generate total return over time by selecting investments from among a broad range of asset classes based upon SIMC's or the Sub-Adviser's expectations of risk and return. The asset classes used and the Fund's allocations among asset classes will be determined based on SIMC's or the Sub-Adviser's views of fundamental, technical or valuation measures. The Fund's allocations among asset classes may be adjusted over short periods of time. At any point in time, the Fund may be diversified across many asset classes or concentrated in a limited number of asset classes.

The Fund uses a multi-manager approach under the general supervision of SIMC, allocating its assets among one or more Sub-Advisers using different investment strategies. SIMC may also directly manage a portion of the Fund's portfolio.

The Fund may allocate all or a portion of its assets using a "risk parity" approach that seeks to balance risk across all capital market exposures, which may result in asset classes with lower perceived risk having a greater notional allocation within the Fund's portfolio than asset classes with higher perceived risk. Notional allocation refers to the Fund's use of one or more derivative contracts to attempt to obtain exposure to a potential gain or loss on the market value of the instruments underlying the Fund's derivative contracts (e.g., a security, currency or commodity (or a basket or index)). The market value of such underlying instruments generally exceeds the amount of cash or assets required to establish or maintain the derivative contracts. In addition, the Fund may further adjust asset allocations and capital market exposures based on realized and expected measures of volatility with the goal of managing the Fund's volatility. This may result in the Fund increasing capital market exposures during periods of perceived falling risk and decreasing capital market exposures during periods of perceived rising risk. The Fund may obtain its exposures to the asset classes by investing directly in securities and other investments or indirectly through the use of other pooled investment vehicles and derivative instruments, principally futures, forwards, options and swaps.

The Fund may invest in equity securities, including common stocks, preferred stocks, convertible securities, warrants and depositary receipts of U.S. and non-U.S. issuers (including emerging markets) of various market capitalizations and industries.

The Fund may invest in fixed income securities that are investment or non-investment grade (also known as junk bonds), U.S.- or foreign-issued (including emerging markets) and corporate- or government-issued. The Fund's fixed income investments may include asset-backed securities, mortgage-backed securities, corporate bonds and debentures, commercial paper, exchange traded notes (ETNs), money market instruments, mortgage dollar rolls, repurchase and reverse repurchase agreements, when issued/delayed delivery securities, zero coupon bonds, obligations of foreign governments and obligations of either supranational entities issued or guaranteed by certain banks and entities organized to restructure the outstanding debt of such issuers. The Fund's fixed income investments may also include U.S. Treasury obligations, obligations issued by agencies or instrumentalities of the U.S. Government (including obligations not guaranteed by the U.S. Treasury), such as obligations issued by U.S. Government sponsored entities, and Treasury Inflation Protected Securities (TIPS) and other inflation-linked debt securities of both U.S. and non-U.S. governments and corporations. The Fund may invest in fixed, variable and floating rate fixed income instruments. The Fund's portfolio and the Fund's investments in particular fixed income securities are not subject to any maturity or duration restrictions.

The Fund may also invest a portion of its assets in bank loans, which are, generally, non-investment grade floating rate instruments, in the form of participations in the loans (participations) and assignments of all or a portion of the loans from third parties (assignments).

In addition to direct investment in securities and other instruments, the Fund may invest in affiliated and unaffiliated funds, including open-end funds, money market funds, closed-end funds and exchange-traded funds (ETFs) to obtain the Fund's desired exposure to an asset class. The Fund may also invest in real estate investment trusts (REITs) and securities issued by U.S. and non-U.S. real estate companies.

A portion of the Fund's assets may also be invested in commodity investments to provide exposure to the investment returns of the commodities markets. Commodity investments include notes with interest payments that are tied to an underlying commodity or commodity index, ETFs or other exchange-traded products that are tied to the performance of a commodity or commodity index or other types of investment vehicles or instruments that provide returns that are tied to commodities or commodity indices. The Fund may also invest in equity securities of issuers in commodity-related industries.

The Fund may also seek to gain exposure to the commodity markets, in whole or in part, through investments in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands ("Subsidiary"). The Subsidiary, unlike the Fund, may invest to a significant extent in commodities, commodity contracts, commodity investments and derivative instruments. The Subsidiary may also invest in other instruments in which the Fund is permitted to invest, either as investments or to serve as margin or collateral for its derivative positions. The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary is advised by SIMC.

The Fund may also purchase or sell futures contracts, options, forward contracts and swaps for return enhancement, hedging purposes or to obtain the Fund's desired exposure to an asset class. Futures contracts, forward contracts, options and swaps may be used to synthetically obtain exposure to securities or baskets of securities and to manage the Fund's interest rate duration and yield curve exposure. These derivatives may also be used to mitigate the Fund's overall level of risk and/or the Fund's risk to particular types of securities or market segments. The Fund may purchase or sell futures contracts on U.S. Government securities for return enhancement and hedging purposes. Interest rate swaps are further used to manage the Fund's yield spread sensitivity. Securities index swaps may be used to manage the inflation-adjusted return of the Fund. The Fund may buy credit default swaps in an attempt to manage credit risk where the Fund has credit exposure to an issuer, and the Fund may sell credit default swaps to more efficiently gain credit exposure to a security or basket of securities.

The Fund may invest in U.S. dollar and non-U.S. dollar denominated securities. The Sub-Adviser may also seek to enhance the Fund's return by actively managing the Fund's foreign currency exposure. In managing the Fund's currency exposure, the Sub-Adviser may buy and sell currencies (i.e., take long or short positions) using futures and foreign currency forward contracts. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency. The Fund may also engage in currency transactions in an attempt to take advantage of certain inefficiencies in the currency exchange market, to increase its exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. In managing the Fund's currency exposure for foreign securities, the Sub-Adviser may buy and sell currencies for hedging or for speculative purposes.

Due to its investment strategy, the Fund may buy and sell securities frequently.

MULTI-ASSET INCOME FUND—The investment objective of the Multi-Asset Income Fund is to generate total return with an emphasis on current income. There can be no assurance that the Fund will achieve its investment objective.

Under normal circumstances, the Fund will seek to achieve its investment objective by selecting investments from among a broad range of asset classes based upon SIMC's or the Sub-Adviser's expectations for income and, to a lesser extent, capital appreciation. The asset classes used and the Fund's allocations among asset classes will be determined based on SIMC's or the Sub-Adviser's views of fundamental, technical or valuation measures. The Fund's allocations among asset classes may be adjusted over short periods of time. At any point in time, the Fund may be diversified across many asset classes or concentrated in a limited number of asset classes.

The Fund uses a multi-manager approach under the general supervision of SIMC, allocating its assets among one or more Sub-Advisers using different investment strategies. SIMC may also directly manage a portion of the Fund's portfolio.

The Fund may invest in equity securities, including common stocks, preferred stocks, convertible securities, warrants and depositary receipts, of U.S. and non-U.S. issuers (including emerging markets) of various market capitalizations and industries.

The Fund may invest in fixed income securities that are investment or non-investment grade (also known as junk bonds), U.S.- or foreign-issued (including emerging markets) and corporate- or government-issued. The Fund may invest in a wide range of fixed income investments, including asset-backed securities, mortgage-backed securities, collateralized debt and collateralized loan obligations (CDOs and CLOs, respectively), corporate and municipal bonds and debentures, structured notes, construction loans, commercial paper, ETNs, money market instruments, mortgage dollar rolls, repurchase and reverse repurchase agreements, when issued/delayed delivery securities, zero coupon bonds, obligations of foreign governments and obligations of supranational entities issued or guaranteed by certain banks. The Fund's fixed income investments may also include U.S. Treasury obligations, obligations issued by agencies or instrumentalities of the U.S. Government (including obligations not guaranteed by the U.S. Treasury), such as obligations issued by U.S. Government sponsored entities, and TIPS and other inflation-linked debt securities. The Fund may invest in fixed, variable and floating rate fixed income instruments. The Fund's portfolio and the Fund's investments in particular fixed income securities are not subject to any maturity or duration restrictions.

The Fund may invest up to 25% of its assets in master limited partnership units (MLPs) and may also invest a portion of its assets in bank loans, which are, generally, non-investment grade floating rate instruments, in the form of participations in the loans (participations) and assignments of all or a portion of the loans from third parties (assignments).

In addition to direct investment in securities and other instruments, the Fund may invest in affiliated and unaffiliated funds, subject to the limitations of the Investment Company Act of 1940, as amended (the "1940 Act"). Such investment may include open-end funds, money market funds, closed-end funds and ETFs. The Fund may also invest in REITs and securities issued by U.S. and non-U.S. real estate companies.

The Fund may also purchase or sell futures contracts, options, forward contracts and swaps for return enhancement or hedging purposes. Futures contracts, forward contracts and swaps may be used to synthetically obtain exposure to securities or baskets of securities and to manage the Fund's interest rate duration and yield curve exposure. These derivatives may also be used to mitigate the Fund's overall level of risk and/or the Fund's risk to particular types of securities or market segments. Interest rate swaps may be used to manage the Fund's yield spread sensitivity. The Fund may buy credit default swaps in an attempt to manage credit risk where the Fund has credit exposure to an issuer, and the Fund may sell credit default swaps to more efficiently gain credit exposure to a security or basket of securities.

The Fund may invest in U.S. dollar and non-U.S. dollar denominated securities. The Sub-Adviser may also seek to enhance the Fund's return by actively managing the Fund's foreign currency exposure. In managing the Fund's currency exposure, the Sub-Adviser may buy and sell currencies (i.e., take long or short positions) using futures and foreign currency forward contracts. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency. The Fund may also engage in currency transactions in an attempt to take advantage of certain inefficiencies in the currency exchange market, to increase its exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. In managing the Fund's currency exposure for foreign securities, the Sub-Adviser may buy and sell currencies for hedging or for speculative purposes.

Due to its investment strategy, the Fund may buy and sell securities frequently.

MULTI-ASSET INFLATION MANAGED FUND—The investment objective of the Multi-Asset Inflation Managed Fund is to generate total return exceeding the rate of inflation. There can be no assurance that the Fund will achieve its investment objective.

Under normal circumstances, the Fund will seek to generate "real return" (i.e., total returns that exceed the rate of inflation over a full market cycle, regardless of market conditions) by selecting investments from among a broad range of asset classes, including fixed income and equity securities and commodity investments. The asset classes used and the Fund's allocations among asset classes will be determined based on SIMC's or the Sub-Adviser's views of fundamental, technical or valuation measures. The Fund's allocations among asset classes may be adjusted over short periods of time. At any point in time, the Fund may be diversified across many asset classes or concentrated in a limited number of asset classes.

The Fund uses a multi-manager approach under the general supervision of SIMC, allocating its assets among one or more Sub-Advisers using different investment strategies. SIMC may also directly manage a portion of the Fund's portfolio.

Equity securities may include common or preferred stocks, warrants, rights, depositary receipts, equity-linked securities and other equity interests. The Fund may invest in securities of issuers of any market capitalization and may invest in both foreign and domestic equity securities. In addition to direct investment in securities and other instruments, the Fund may invest in affiliated and unaffiliated funds, including open-end funds, closed-end funds and ETFs. The Fund may also invest in REITs and U.S. and non-U.S. real estate companies.

The Fund may invest in fixed income securities that are investment or non-investment grade (also known as junk bonds), U.S.- or foreign-issued (including emerging markets), and corporate- or government-issued.

The Fund may invest in a wide range of fixed income investments, including obligations of U.S. and foreign commercial banks, such as certificates of deposit, time deposits, bankers' acceptances and bank notes, obligations of foreign governments, U.S. and foreign corporate debt securities, including commercial paper, and fully collateralized repurchase and reverse repurchase agreements with highly rated counterparties (those rated A or better) and securitized issues such as mortgage-backed securities, asset-backed securities, commercial mortgage-backed securities and collateralized debt obligations. The Fund's fixed income investments may also include U.S. Treasury obligations, obligations issued by agencies or instrumentalities of the U.S. Government (including obligations not guaranteed by the U.S. Treasury), such as obligations issued by U.S. Government sponsored entities, and TIPS and other inflation-linked debt securities. The Fund may invest in fixed, variable and floating rate fixed income instruments. The Fund's portfolio and the Fund's investments in particular fixed income securities are not subject to any maturity or duration restrictions. The Fund may also enter into repurchase or reverse repurchase agreements with respect to its investment in the fixed income securities listed above and may use the cash received to enter into a short position on U.S. Treasury bonds.

A portion of the Fund's assets may also be invested in commodity investments to provide exposure to the investment returns of the commodities markets. Commodity investments include notes with interest payments that are tied to an underlying commodity or commodity index, ETFs or other exchange-traded products that are tied to the performance of a commodity or commodity index or other types of investment vehicles or instruments that provide returns that are tied to commodities or commodity indices. The Fund may also invest in equity securities of issuers in commodity-related industries.

The Fund may also seek to gain exposure to the commodity markets, in whole or in part, through investments in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands ("Subsidiary"). The Subsidiary, unlike the Fund, may invest to a significant extent in commodities, commodity contracts, commodity investments and derivative instruments. The Subsidiary may also invest in other instruments in which the Fund is permitted to invest, either as investments or to serve as margin or collateral for its derivative positions. The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary is advised by SIMC.

The Fund may also purchase or sell futures contracts, options, forward contracts and swaps for return enhancement or hedging purposes. Futures contracts, forward contracts and swaps may be used to synthetically obtain exposure to securities or baskets of securities and to manage the Fund's interest rate duration and yield curve exposure. These derivatives may also be used to mitigate the Fund's overall level of risk and/or the Fund's risk to particular types of securities or market segments. The Fund may purchase or sell futures contracts on U.S. Government securities for return enhancement. Interest rate swaps may further be used to manage the Fund's interest rate risk. Swaps on indices may be used to manage the inflation-adjusted return of the Fund. The Fund may buy credit default swaps in an attempt to manage credit risk where the Fund has credit exposure to an issuer, and the Fund may sell credit default swaps to more efficiently gain credit exposure to a security or basket of securities. As a result of its investment in futures contracts, forward contracts and swaps, the Fund may have a leveraged exposure to one or more asset classes.

The Fund may invest in U.S. dollar and non-U.S. dollar denominated securities. The Sub-Adviser may also seek to enhance the Fund's return by actively managing the Fund's foreign currency exposure. In managing the Fund's currency exposure, the Sub-Adviser may buy and sell currencies (i.e., take long or short positions) using futures and foreign currency forward contracts. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency. The Fund may also engage in currency transactions in an attempt to take advantage of certain inefficiencies in the currency exchange market, to increase its exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. In managing the Fund's currency exposure for foreign securities, the Sub-Adviser may buy and sell currencies for hedging or for speculative purposes.

Due to its investment strategy, the Fund may buy and sell securities frequently.

MULTI-ASSET CAPITAL STABILITY FUND—The investment objective of the Multi-Asset Capital Stability Fund is to manage the risk of loss while providing current income and an opportunity for capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

Under normal circumstances, the Fund will attempt to manage the risk of loss while still seeking to generate some growth by selecting investments from among a broad range of asset classes. Managing the risk of loss does not mean preventing losses, but rather managing the Fund in a manner intended to limit the level of losses that the Fund could incur over any particular period. The Fund's investments are expected to include U.S. debt obligations and investment grade bonds, and, to a lesser extent, riskier asset classes as detailed below, such as equities and non-investment grade securities (also known as junk bonds). The Fund may obtain its exposures to the asset classes by investing directly in securities and other investments or indirectly through the use of other pooled investment vehicles and derivative instruments, principally futures, forwards, options and swaps. The asset classes used and the Fund's allocations among asset classes will be determined based on SIMC's or the Sub-Adviser's views of fundamental, technical or valuation measures. The Fund's allocations among asset classes may be adjusted over short periods of time. At any point in time, the Fund may be diversified across many asset classes or concentrated in a limited number of asset classes.

The Fund uses a multi-manager approach under the general supervision of SIMC, allocating its assets among one or more Sub-Advisers using different investment strategies. SIMC may also directly manage a portion of the Fund's portfolio.

The Fund may allocate all or a portion of its assets using a "risk parity" approach that seeks to balance anticipated drawdown risk (peak-to-trough decline in asset value) across all capital market exposures in the Fund. This approach may result in asset classes with lower perceived drawdown risk, e.g. high-quality government bonds, having a greater notional allocation within the Fund's portfolio than they would otherwise receive in a non-risk parity approach. Notional allocation generally refers to the Fund's use of one or more derivative contracts to obtain exposure to a potential gain or loss on the market value of the instruments underlying the Fund's derivative contracts (e.g., a security, basket of securities or index). The market value of such underlying instruments generally exceeds the amount of cash or assets required to establish or maintain the derivative contracts.

The Fund may further adjust asset allocations and capital market exposures based on realized and expected measures of drawdown risk with the goal of managing the Fund's total drawdown risk. This may result in the Fund increasing capital market exposures during periods of perceived falling drawdown risk and decreasing capital market exposures during periods of perceived rising drawdown risk.

The Fund may invest in equity securities, including common stocks, preferred stocks, convertible securities, warrants and of U.S. and non-U.S. issuers (including emerging markets) of various market capitalizations and industries.

The Fund may invest in fixed income securities that are investment or non-investment grade (also known as junk bonds), U.S.- or foreign-issued (including emerging markets) and corporate- or government-issued. The Fund's fixed income investments may include asset-backed securities, mortgage-backed securities, corporate bonds and debentures, commercial paper, ETNs, money market instruments, mortgage dollar rolls, repurchase and reverse repurchase agreements, when issued/delayed delivery securities, zero coupon bonds, obligations of foreign governments and obligations of supranational entities issued or guaranteed by certain banks, as well as entities organized to restructure the outstanding debt of such issuers. The Fund's fixed income investments may also include U.S. Treasury obligations, obligations issued by agencies or instrumentalities of the U.S. Government (including obligations not guaranteed by the U.S. Treasury), such as obligations issued by U.S. Government sponsored entities, and TIPS and other inflation-linked debt securities. The Fund may invest in fixed, variable and floating rate fixed income instruments. The Fund's portfolio and the Fund's investments in particular fixed income securities are not subject to any maturity or duration restrictions.

The Fund may also invest a portion of its assets in bank loans, which are, generally, non-investment grade floating rate instruments, in the form of participations in the loans (participations) and assignments of all or a portion of the loans from third parties (assignments).

In addition to direct investment in securities and other instruments, the Fund may invest in affiliated and unaffiliated funds, including open-end funds, money market funds, closed-end funds and ETFs. The Fund may also invest in REITs and securities issued by U.S. and non-U.S. real estate companies.

The Fund may also purchase or sell futures contracts, options, forward contracts and swaps for return enhancement or hedging purposes. Futures contracts, forward contracts, options and swaps may be used to synthetically obtain exposure to securities or baskets of securities and to manage the Fund's interest rate duration and yield curve exposure. These derivatives may also be used to mitigate the Fund's overall level of risk and/or the Fund's risk to particular types of securities or market segments. The Fund may purchase or sell futures contracts on U.S. Government securities for return enhancement and hedging. Interest rate swaps may be used to manage the Fund's yield spread sensitivity. Securities index swaps may be used to manage the inflation-adjusted return of the Fund. The Fund may buy credit default swaps in an attempt to manage credit risk where the Fund has credit exposure to an issuer, and the Fund may sell credit default swaps to more efficiently gain credit exposure to a security or basket of securities.

The Fund may invest in U.S. dollar and non-U.S. dollar denominated securities. The Sub-Adviser may also seek to enhance the Fund's return by actively managing the Fund's foreign currency exposure. In managing the Fund's currency exposure, the Sub-Adviser may buy and sell currencies (i.e., take long or short positions) using futures and foreign currency forward contracts. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency. The Fund may also engage in currency transactions in an attempt to take advantage of certain inefficiencies in the currency exchange market, to increase its exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. In managing the Fund's currency exposure for foreign securities, the Sub-Adviser may buy and sell currencies for hedging or for speculative purposes.

Due to its investment strategy, the Fund may buy and sell securities frequently.

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

The following are descriptions of the permitted investments and investment practices of the Funds and the associated risk factors. References to "Fund," where applicable, also refer to the underlying funds in which the Funds may invest. A Fund may purchase any of these instruments and/or engage in any of these investment practices if, in the opinion of the advisers, such investments or investment practices will be advantageous to the Fund. A Fund is free to reduce or eliminate its activity in any of these areas. SIMC or a Sub-Adviser, as applicable, may invest in any of the following instruments or engage in any of the following investment practices unless such investment or activity is inconsistent with or is not permitted by a Fund's stated investment policies, including those stated below. There is no assurance that any of these strategies or any other strategies and methods of investment available to a Fund will result in the achievement of the Fund's investment objective.

ALTERNATIVE STRATEGIES—The Funds employ a diversified investment approach using various strategies simultaneously to realize short- and long-term gains. Such strategies are primarily designed to reduce fluctuations in the value of traditional assets and are distinguishable from traditional strategies (i.e., strategies generally investing in long only equity, fixed-income securities or money market instruments) employed by mutual funds. The following alternative strategies can be implemented by the Funds.

Directional (Tactical) Strategies. Directional trading strategies are based upon speculating on the direction of market prices of currencies, commodities, equities and bonds in the futures and cash markets. An underlying fund or a Sub-Adviser may rely on model-based systems to generate buy and sell signals. Others use a more subjective approach, ultimately using their own discretionary judgment in implementing trades. Strategies include long/short equity, long/short credit and global tactical asset allocation.

Long/Short Equity Strategy invests in securities believed to be undervalued or offer high growth opportunities while also attempting to take advantage of an anticipated decline in the price of an overvalued company or index by using short sales or options on common stocks or indexes. An underlying fund or a Sub-Adviser may also use leverage and derivatives, including options, financial futures and options on futures contracts. The underlying fund or the Sub-Adviser seeks returns from strong security selection on both the long and short sides. These long and short positions may be completely unrelated. The primary risk in this strategy is that the underlying fund or the Sub-Adviser may exhibit poor security selection, losing money on both the long and short sides.

Long/Short Credit Strategy focuses on short positions by utilizing credit default swaps to anticipate the decline in the price of an overvalued security or by utilizing treasury futures to hedge interest rate risk. Strategies may also involve leverage and hedging through the use of ETFs (as defined below) or various derivatives, such as futures contracts, credit default swaps or total return swaps or committed term reverse repurchase facilities or other financings in order to enhance total return. The Funds may use certain derivatives to obtain greater leverage than would otherwise be achievable.

Global Tactical Asset Allocation is an investment strategy that attempts to exploit short-term market inefficiencies by taking positions in various markets with a view to profit from relative movements across those markets. The strategy focuses on general movements in the markets rather than on performance of individual securities. Generally, the strategy implements long and short positions in highly liquid futures and forward contracts across an investment universe of equity indices, fixed income and currencies.

Event-Driven Strategies. Event-driven strategies seek to exploit pricing inefficiencies that may occur before or after a corporate event, such as a bankruptcy, merger, acquisition or spinoff. An underlying fund or a Sub-Adviser will analyze the potential event and determine the likelihood of the event actually occurring and purchase the stock of the target company with a view of selling it after its price has risen in connection with that event. Many corporate events, however, do not occur as planned. If an underlying fund or a Sub-Adviser fails to accurately assess whether a corporate event will actually occur, it can ultimately reduce the price of a company's stock and cause the Fund to lose its investment.

Arbitrage Strategies. Arbitrage strategies focus on relative pricing discrepancies between instruments, including equities, debt, futures contracts and options. An underlying fund or a Sub-Adviser may employ mathematical, technical or fundamental analysis to determine incorrectly valued investments. Investments may be mispriced relative to an underlying security, related securities, groups of securities or the overall market. Positions are frequently hedged to isolate the discrepancy and to minimize market risk. Investments may represent either short-term trading opportunities or longer-term fundamental judgment on the relative performance of a security.

Fixed income or interest rate arbitrage aims to profit from price anomalies between related interest rate securities. This strategy includes interest rate swap arbitrage, U.S. and non-U.S. government bond arbitrage, forward yield curve arbitrage and mortgage backed securities arbitrage, offsetting long and short positions in financial instruments likely to be affected by changes in interest rates.

Convertible arbitrage involves buying convertible bonds (bonds that are convertible into common stock) or shares of convertible preferred stock (stock that is convertible into common stock) that they believe are undervalued. In addition to taking "long" positions (i.e., owning the security) in convertible bonds or convertible preferred stock, an underlying fund or a Sub-Adviser may take "short" positions (i.e., borrowing and later selling the security) in the underlying common stock into which the convertible securities are exchangeable in order to hedge against market risk. The strategy is intended to capitalize on relative pricing inefficiencies between the related securities. This strategy may be employed with a directional bias (the underlying fund or the Sub-Adviser anticipates the direction of the market) or on a market neutral basis (the direction of the market does not have a significant impact on returns). The source of return from this strategy arises from the fact that convertible bonds may be undervalued relative to other securities due to the complexity of investing in these securities. The primary risk associated with this strategy is that, in the event of an issuer bankruptcy, the short position may not fully cover the loss on the convertible security. Convertible bond hedging strategies may also be adversely affected by changes in the level of interest rates, downgrades in credit ratings, credit spread fluctuations, defaults and lack of liquidity.

Pairs trading combines a long position in a particular security with a short position in a similar security in the same or related industry or sector. An underlying fund or a Sub-Adviser identifies a pair of securities that are correlated (i.e., the price of one security moves in the same direction of the price of the other security) and looks for divergence of correlation between shares of a pair. When a divergence is noticed, the underlying fund or the Sub-Adviser takes the opposite position for securities in a pair. For stocks, currencies and futures, the underlying fund or the Sub-Adviser would take long position for the underperforming security and short position for the overperforming security. For options, the underlying fund or the Sub-Adviser would write put option for underperforming stock and call option for outperforming stock. A profit can be realized when the divergence is corrected and the securities are brought to original correlation by market forces. Although the strategy does not have much downside risk, there is a scarcity of opportunities.

Equity value neutral seeks to buy an undervalued stock and, essentially simultaneously, short a similar overvalued stock against it, thereby taking advantage of pricing differences between the related equity securities. The strategy is designed to neutralize sector risks and will generally seek to have low correlation to major market indices. The strategy is based on the relative difference between such companies, not whether the companies are overvalued or undervalued in absolute terms. The primary risk inherent in the strategy is that weaker companies may gain value or stronger companies may lose value relative to their peers, and it is possible to lose money on both the long position and the short position.

AMERICAN DEPOSITARY RECEIPTS ("ADRs")—ADRs, as well as other "hybrid" forms of ADRs, including European Depositary Receipts ("EDRs"), Continental Depositary Receipts ("CDRs") and Global Depositary Receipts ("GDRs"), are certificates evidencing ownership of shares of a foreign issuer. Depositary receipts may be sponsored or unsponsored. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Investments in the securities of foreign issuers may subject a Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the U.S.

Although the two types of depositary receipt facilities (unsponsored and sponsored) are similar, there are differences regarding a holder's rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to depositary receipt holders with respect to the underlying securities.

Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository and the depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipt holders may bear costs such as deposit and withdrawal fees. Depositories of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions and other shareholder communications and information to the depositary receipt holders at the underlying issuer's request.

ASSET-BACKED SECURITIES—Asset-backed securities are securities backed by non-mortgage assets, such as company receivables, truck and auto loans, leases, home equity loans and credit card receivables. Other asset-backed securities may be created in the future. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Asset-backed securities may also be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing debt obligations.

Asset-backed securities may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the paydown characteristics of the underlying financial assets that are passed through to the security holder. Asset-backed securities are not issued or guaranteed by the U.S. Government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and, for a certain period, by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities.

For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There is also the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

Collateralized Debt Obligations ("CDOs"). CDOs are securitized interests in pools of non-mortgage assets. Such assets usually comprise loans or debt instruments. A CDO may be called a collateralized loan obligation ("CLO") if it holds only loans. Multiple levels of securities are issued by the CDO, offering various maturity and credit risk characteristics that are characterized according to their degree of credit risk. Purchasers in CDOs are credited with their portion of the scheduled payments of interest and principal on the underlying assets plus all unscheduled prepayments of principal based on a predetermined priority schedule. Accordingly, the CDOs in the longer maturity series are less likely than other asset passthroughs to be prepaid prior to their stated maturity.

Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder. There may be a limited secondary market for such securities.

In addition to the general risks associated with debt securities discussed in this SAI and the Prospectus, asset-backed securities carry additional risks including, but not limited to, the possibilities that: (i) the pace of payments on underlying assets may be faster or slower than anticipated or payments may be in default; (ii) the creditworthiness of the credit support provider may deteriorate; and (iii) such securities may become less liquid or harder to value as a result of market conditions or other circumstances.

For purposes of the Funds' concentration policies, asset-backed securities will be classified according to the underlying assets securing such securities.

COMMERCIAL PAPER—Commercial paper is the term used to designate unsecured, short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days up to 270 days.

COMMODITY INVESTMENTS—The Multi-Asset Accumulation and Multi-Asset Inflation Managed Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investments in commodity investments, which are designed to provide this exposure without direct investment in physical commodities or commodities futures contracts. Real assets are assets such as oil, gas, industrial and precious metals, livestock, agricultural or meat products or other items that have tangible properties, as compared to stocks or bonds, which are financial instruments. The Sub-Advisers and, to the extent it directly managed the assets of a Fund, SIMC, seek to provide exposure to various commodities and commodity sectors. The value of commodity-linked derivative securities may be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism or political and regulatory developments. The prices of commodity-linked derivative securities may move in different directions than investments in traditional equity and debt securities when the value of those traditional securities is declining due to adverse economic conditions. For example, during periods of rising inflation, debt securities have historically tended to decline in value due to the general increase in prevailing interest rates. Conversely, during those same periods of rising inflation, the prices of certain commodities, such as oil and metals, have historically tended to increase in value. Of course, there can be no guarantee that these investments will perform in the same manner in the future, and at certain times the price movements of commodity investments have been parallel to those of debt and equity securities. In general, commodities have historically tended to increase and decrease in value during different parts of the business cycle than financial assets. Nevertheless, at various times, commodity prices may move in tandem with the prices of financial assets and thus may not provide overall portfolio diversification benefits.

CONSTRUCTION LOANS—In general, construction loans are mortgages on multifamily homes that are insured by the Federal Housing Administration ("FHA") under various federal programs of the National Housing Act of 1934 and its amendments. Several FHA programs have evolved to ensure the construction financing and permanent mortgage financing on multifamily residences, nursing homes, elderly residential facilities and health care units. Project loans typically trade in two forms: either as FHA-insured or Government National Mortgage Association ("GNMA") insured pass-through securities. In this case, a qualified issuer issues the pass-through securities while holding the underlying mortgage loans as collateral. Regardless of form, all projects are government-guaranteed by the U.S. Department of Housing and Urban Development ("HUD") through the FHA insurance fund. The credit backing of all FHA and GNMA projects derives from the FHA insurance fund, so projects issued in either form enjoy the full faith and credit backing of the U.S. Government.

Most project pools consist of one large mortgage loan rather than numerous smaller mortgages, as is typically the case with agency single-family mortgage securities. As such, prepayments on projects are driven by the incentives most mortgagors have to refinance and are very project-specific in nature. However, to qualify for certain government programs, many project securities contain specific prepayment restrictions and penalties.

Under multifamily insurance programs, the government insures the construction financing of projects as well as the permanent mortgage financing on the completed structures. This is unlike the single-family mortgage market, in which the government only insures mortgages on completed homes. Investors purchase new projects by committing to fund construction costs on a monthly basis until the project is built. Upon project completion, an investor's construction loan commitments are converted into a proportionate share of the final permanent project mortgage loan. The construction financing portion of a project trades in the secondary market as an insured Construction Loan Certificate ("CLC"). When the project is completed, the investor exchanges all the monthly CLCs for an insured Permanent Loan Certificate ("PLC"). The PLC is an insured pass-through security backed by the final mortgage on the completed property. As such, PLCs typically have a thirty-five to forty year maturity, depending on the type of final project. There are vastly more PLCs than CLCs in the market, owing to the long economic lives of the project structures. While neither CLCs nor PLCs are as liquid as agency single-family mortgage securities, both are traded on the secondary market and would generally not be considered illiquid. The benefit to owning these securities is a relatively high yield combined with significant prepayment protection, which generally makes these types of securities more attractive when prepayments are expected to be high in the mortgage market. CLCs typically offer a higher yield due to the fact that they are somewhat more administratively burdensome to account for.

DEMAND INSTRUMENTS—Certain instruments may entail a demand feature that permits the holder to demand payment of the principal amount of the instrument. Demand instruments may include variable amount master demand notes. Demand instruments with demand notice periods exceeding seven days are considered to be illiquid securities. Additional information about illiquid securities is provided under "Illiquid Securities" below.

DISTRESSED SECURITIES—Distressed securities are securities of issuers that are in transition, out of favor, financially leveraged or troubled or potentially troubled and may be or have recently been involved in major strategic actions, restructurings, bankruptcy, reorganization or liquidation. Distressed securities are considered risky investments, although they may also offer the potential for correspondingly high returns. Such issuers' securities may be considered speculative, and the ability of such issuers to pay their debts on schedule could be affected by adverse interest rate movements, changes in the general economic climate, economic factors affecting a particular industry or specific developments within such issuers.

EQUITY-LINKED WARRANTS—Equity-linked warrants provide a way for investors to access markets where entry is difficult and time consuming due to regulation. Typically, a broker issues warrants to an investor and purchases shares in the local market. The broker then issues a call warrant hedged on the underlying holding. If the investor exercises his call and closes his position, the shares are sold and the warrant is redeemed with the proceeds.

Each warrant represents one share of the underlying stock. Therefore, the price, performance and liquidity of the warrant are all directly linked to the underlying stock. The warrant can be redeemed for 100% of the value of the underlying stock (less transaction costs). American style warrants can be exercised at any time. The warrants are U.S. dollar-denominated and priced daily on several international stock exchanges.

There are risks associated with equity-linked warrants. The investor will bear the full counterparty risk to the issuing broker; however, the advisers select to mitigate this risk by only purchasing from issuers with high credit ratings. Equity-linked warrants also have a longer settlement period because they go through the same registration process as the underlying shares (about three weeks), and during this time the shares cannot be sold. There is currently no active trading market for equity-linked warrants. Certain issuers of such warrants may be deemed to be "investment companies" as defined in the 1940 Act. As a result, the Funds' investment in such warrants may be limited by certain investment restrictions contained in the 1940 Act.

EQUITY SECURITIES—Equity securities represent ownership interests in a company and include common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock. Investments in equity securities in general are subject to market risks, which may cause their prices to fluctuate over time. Further, fluctuations in the value of equity securities in which a Fund invests will cause the net asset value of the Fund to fluctuate. The Funds purchase and sell equity securities in various ways, including through recognized foreign exchanges, registered exchanges in the U.S. or the over-the-counter market. Equity securities are described in more detail below:

Common Stock. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. The Funds may purchase preferred stock of all ratings as well as unrated stock.

Warrants. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged by the holder or by the issuer into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields that are higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk and are often lower-quality securities. The Funds that invest in convertible securities may purchase convertible securities of all ratings, as well as unrated securities.

Small and Medium Capitalization Issuers. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies typically have lower trading volumes and consequently are often less liquid. Such securities may also have less market stability and may be subject to more severe, abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

EUROBONDS—A Eurobond is a fixed income security denominated in U.S. dollars or another currency and sold to investors outside of the country whose currency is used. Eurobonds may be issued by government or corporate issuers and are typically underwritten by banks and brokerage firms from numerous countries. While Eurobonds typically pay principal and interest in Eurodollars or U.S. dollars held in banks outside of the United States, they may pay principal and interest in other currencies.

EXCHANGE TRADED NOTES ("ETNs")—ETNs are generally senior, unsecured, unsubordinated debt securities issued by a sponsor. They are designed to provide investors a different way to gain exposure to the returns of market benchmarks, particularly those in the natural resource and commodity markets. An ETN's returns are based on the performance of a market index minus fees and expenses. ETNs are not equity investments or investment companies, but they do share some characteristics with those investment vehicles. As with equities, ETNs can be shorted, and as with ETFs and index funds, they are designed to track the total return performance of a benchmark index. Like ETFs, ETNs are traded on an exchange and can be bought and sold on the listed exchange. However, unlike an ETF, an ETN can be held until the ETN's maturity, at which time the issuer will pay a return linked to the performance of the market index to which the ETN is linked minus certain fees. Unlike regular bonds, ETNs do not make periodic interest payments, and principal is not protected. The market value of an ETN is determined by supply and demand, the current performance of the market index to which the ETN is linked and the credit rating of the ETN issuer.

The market value of ETN shares may differ from their net asset value. This difference in price may be due to the fact that the supply and demand in the market for ETN shares at any point in time is not always identical to the supply and demand in the market for the securities/commodities/instruments underlying the index that the ETN seeks to track. The value of an ETN may also change due to a change in the issuer's credit rating. As a result, there may be times when an ETN share trades at a premium or discount to its net asset value. Certain ETNs may not produce qualifying income for purposes of the "90% Test" (as defined in the "Taxes" section of this SAI), which must be met in order for a Fund to maintain its status as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Funds intend to monitor such investments to ensure that any non-qualifying income does not exceed permissible limits, but the Funds may not be able to accurately predict the non-qualifying income from these investments (see more information in the "Taxes" section of this SAI).

FIXED INCOME SECURITIES—Fixed income securities consist primarily of debt obligations issued by governments, corporations, municipalities and other borrowers, but may also include structured securities that provide for participation interests in debt obligations. The market value of the fixed income securities in which a Fund invests will change in response to interest rate changes and other factors. During periods of falling interest rates, the value of outstanding fixed income securities generally rises. Conversely, during periods of rising interest rates, the value of such securities generally declines. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities, but will affect a Fund's net asset value.

Securities held by a Fund that are guaranteed by the U.S. Government, its agencies or instrumentalities guarantee only the payment of principal and interest and do not guarantee the yield or value of the securities or the yield or value of the Fund's shares.

There is a risk that the current interest rate on floating and variable rate instruments may not accurately reflect existing market interest rates.

Additional information regarding fixed income securities is described below:

Duration. Duration is a measure of the expected change in value of a fixed income security for a given change in interest rates. For example, if interest rates changed by one percent, the value of a security having an effective duration of two years generally would vary by two percent. Duration takes the length of the time intervals between the present time and time that the interest and principal payments are scheduled or, in the case of a callable bond, expected to be received, and weighs them by the present values of the cash to be received at each future point in time.

Investment Grade Fixed Income Securities. Fixed income securities are considered investment grade if they are rated in one of the four highest rating categories by a Nationally Recognized Statistical Rating Organization ("NRSRO") or, if not rated, are determined to be of comparable quality by a Fund's advisers, as applicable (see. "Appendix A—Description of Ratings" for a description of the bond rating categories of several NRSROs). Ratings of each NRSRO represent its opinion of the safety of principal and interest payments, not the market risk, of bonds and other fixed income securities it undertakes to rate at the time of issuance. Ratings are not absolute standards of quality and may not reflect changes in an issuer's creditworthiness. Fixed income securities rated BBB- or Baa3 lack outstanding investment characteristics and also have speculative characteristics. Securities rated Baa3 or higher by Moody's or BBB- or higher by Standard & Poor's ("S&P") are considered by those rating agencies to be "investment grade" securities, although Moody's considers securities rated in the Baa category to have speculative characteristics. While issuers of bonds rated BBB by S&P are considered to have adequate capacity to meet their financial commitments, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and principal for debt in this category than debt in higher-rated categories. In the event a security owned by a Fund is downgraded below investment grade, the Fund's advisers, as applicable, will review the situation and take appropriate action with regard to the security.

Lower-Rated Securities. Lower-rated bonds or non-investment grade bonds are commonly referred to as "junk bonds" or high yield/high-risk securities. Lower-rated securities are defined as securities rated below the fourth highest rating category by an NRSRO. Such obligations are speculative and may be in default.

Fixed income securities are subject to the risk of an issuer's ability to meet principal and interest payments on the obligation (known as "credit risk") and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (known as "market risk"). Lower-rated or unrated (i.e., high yield) securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which primarily react to movements in the general level of interest rates. Yields and market values of high yield securities will fluctuate over time, reflecting not only changing interest rates but also the market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, medium- to lower-rated securities may decline in value due to heightened concern over credit quality, regardless of prevailing interest rates. Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities are not generally meant for short-term investing.

Adverse economic developments can disrupt the market for high yield securities and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity, which may lead to a higher incidence of default on such securities. In addition, the secondary market for high yield securities may not be as liquid as the secondary market for more highly rated securities. As a result, it may be more difficult for a Fund to sell these securities, or a Fund may only be able to sell the securities at prices lower than if such securities were highly liquid. Furthermore, a Fund may experience difficulty in valuing certain high yield securities at certain times. Under these circumstances, prices realized upon the sale of such lower-rated or unrated securities may be less than the prices used in calculating a Fund's net asset value. Prices for high yield securities may also be affected by legislative and regulatory developments.

Lower-rated or unrated fixed income obligations also present risks based on payment expectations. If an issuer calls the obligations for redemption, a Fund may have to replace the security with a lower-yielding security, resulting in a decreased return for investors. If a Fund experiences unexpected net redemptions, it may be forced to sell its higher-rated securities, resulting in a decline in the overall credit quality of the Fund's investment portfolio and increasing the Fund's exposure to the risks of high yield securities. Certain Funds may invest in securities rated as low as ""C" my Moody's or "D" by S&P and may invest in unrated securities that are of comparable quality as junk bonds.

Sensitivity to Interest Rate and Economic Changes. Lower-rated bonds are very sensitive to adverse economic changes and corporate developments. During an economic downturn, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, a Fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and change can be expected to result in increased volatility of market prices of high-yield, high-risk bonds and a Fund's net asset value.

Payment Expectations. High-yield, high-risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, a Fund would have to replace the security with a lower-yielding security, resulting in a decreased return for investors. Conversely, a high-yield, high-risk bond's value may decrease in a rising interest rate market, as will the value of a Fund's assets. If a Fund experiences significant unexpected net redemptions, it may be forced to sell high-yield, high-risk bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Fund's rate of return.

Liquidity and Valuation. There may be little trading in the secondary market for particular bonds, which may adversely affect a Fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perception, whether or not based on fundamental analysis, may decrease the value and liquidity of high-yield, high-risk bonds, especially in a thin market.

Taxes. The Funds may purchase debt securities (such as zero coupon or pay-in-kind securities) that contain original issue discount. Original issue discount that accretes in a taxable year is treated as earned by a Fund and is therefore subject to the distribution requirements applicable to regulated investment companies under the Code. Because the original issue discount earned by a Fund in a taxable year may not be represented by cash income, the Fund may have to dispose of other securities and use the proceeds to make distributions to shareholders.

FOREIGN SECURITIES—Foreign securities are securities issued by non-U.S. issuers. Investments in foreign securities may subject the Funds to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuations in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices that differ from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the U.S. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

The value of a Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and a Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange or currency control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Funds. Such investments may also entail higher custodial fees and sales commissions than domestic investments.

The Funds' investments in emerging markets can be considered speculative and may therefore offer higher potential for gains and losses than investments in developed markets. With respect to an emerging market country, there may be a greater potential for nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war), which could adversely affect the economies of such countries or investments in such countries. The economies of developing countries are generally heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange or currency controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

In addition to the risks of investing in emerging market debt securities, a Fund's investments in government or government-related securities of emerging market countries and restructured debt instruments in emerging markets are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt and requests to extend additional loan amounts. A Fund may have limited recourse in the event of default on such debt instruments.

FORWARD FOREIGN CURRENCY CONTRACTS—A forward foreign currency contract involves a negotiated obligation to purchase or sell a specific currency at a future date (with or without delivery required), which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

Forward contracts generally may not be liquidated prior to the stated maturity date, although the parties to a contract may agree to enter into a second offsetting transaction with the same maturity, thereby fixing each party's profit or loss on the two transactions. Nevertheless, each position must still be maintained to maturity unless the parties separately agree on an earlier settlement date. As a result, a party to a forward contract must be prepared to perform its obligations under each such contract in full. Parties to a forward contract may also separately agree to extend the contract by "rolling" it over prior to the originally scheduled settlement date. A Fund may use forward contracts for cash equitization purposes, which allows a Fund to invest consistent with its benchmark while managing daily cash flows, including significant client inflows and outflows.

The Funds may use currency instruments as part of a hedging strategy, as described below:

Transaction Hedging. Transaction hedging is when a Fund enters into a currency transaction with respect to specific assets or liabilities of the Fund, which generally arises in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. The Funds may enter into transaction hedging out of a desire to preserve the U.S. dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. A Fund may be able to protect itself against possible losses resulting from changes in the relationship between the U.S. dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of the foreign currency involved in the underlying security transaction.

Position Hedging. A Fund may sell a non-U.S. currency and purchase U.S. currency to reduce exposure to the non-U.S. currency (called "position hedging"). A Fund may use position hedging when the advisers reasonably believe that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar. A Fund may enter into a forward foreign currency contract to sell, for a fixed amount of U.S. dollars, the amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amount and the value of the portfolio securities involved may not have a perfect correlation since the future value of the securities hedged will change as a consequence of the market between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain.

Cross Hedges. A Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has, or in which the Fund expects to have, portfolio exposure.

Proxy Hedges. A Fund may engage in proxy hedging. Proxy hedging is often used when the currency to which a Fund's portfolio is exposed is difficult to hedge or to hedge against the U.S. dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of a Fund's portfolio securities are or are expected to be denominated and to buy U.S. dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in linked currencies.

In addition to the hedging transactions described above, the Funds may also engage in currency transactions in an attempt to take advantage of certain inefficiencies in the currency exchange market, to increase their exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another.

Unless consistent with and permitted by its stated investment policies, a Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency other than with respect to proxy hedging, described above. If consistent with and permitted by its stated investment policies, a Fund may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency. Certain Funds may engage in currency transactions for hedging purposes, as well as to enhance the Fund's returns.

The Funds may engage in non-deliverable forward transactions. A non-deliverable forward transaction is a transaction that represents an agreement between a Fund and a counterparty (usually a commercial bank) to buy or sell a specified (notional) amount of a particular currency at an agreed-upon foreign exchange rate on an agreed-upon future date. The non-deliverable forward transaction position is closed using a fixing rate, as defined by the central bank in the country of the currency being traded, that is generally publicly stated within one or two days prior to the settlement date. Unlike other currency transactions, there is no physical delivery of the currency on the settlement of a non-deliverable forward transaction. Rather, a Fund and the counterparty agree to net the settlement by making a payment in U.S. dollars or another fully convertible currency that represents any differential between the foreign exchange rate agreed upon at the inception of the non-deliverable forward agreement and the actual exchange rate on the agreed-upon future date. Thus, the actual gain or loss of a given non-deliverable forward transaction is calculated by multiplying the transaction's notional amount by the difference between the agreed-upon forward exchange rate and the actual exchange rate when the transaction is completed.

The Funds may invest in options on foreign currencies and futures contracts. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market, which may not always be available. An option on a currency provides the purchaser, or "holder," with the right, but not the obligation, to purchase, in the case of a "call" option, or sell, in the case of a "put" option, a stated quantity of the underlying currency at a fixed exchange rate up to a stated expiration date (or, in the case of certain options, on such date). The holder generally pays a nonrefundable fee for the option, referred to as the "premium," but cannot lose more than this amount, plus related transaction costs. Thus, where a Fund is a holder of options contracts, such losses will be limited in absolute amount. In contrast to a forward contract, an option imposes a binding obligation only on the seller, or "writer." If the holder exercises the option, the writer is obligated to complete the transaction in the underlying currency. An option generally becomes worthless to the holder when it expires. In addition, in the context of an exchange-traded option, the writer is often required to deposit initial margin and may be required to increase the margin on deposit if the market moves against the writer's position. Options on currencies may be purchased in the over-the-counter market between commercial entities dealing directly with each other as principals. In purchasing an over-the-counter currency option, the holder is subject to the risk of default by the writer and, for this reason, purchasers of options on currencies may require writers to post collateral or other forms of performance assurance.

Certain Funds may invest in foreign currency futures contracts. Buyers and sellers of currency futures contracts are subject to the same risks that apply to the use of futures contracts generally, which are described elsewhere in this SAI. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation, which may subject a Fund to additional risk.

Risks. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a Fund if the currency being hedged fluctuates in value to a degree in a direction that is not anticipated. Furthermore, there is risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that a Fund is engaging in proxy hedging. Suitable hedging transactions may not be available in all circumstances. Hedging transactions may also eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies. If a Fund enters into a currency hedging transaction, the Fund will "cover" its position as required by 1940 Act.

The Funds may take active positions in currencies, which involve different techniques and risk analyses than the Funds' purchase of securities. Active investment in currencies may subject the Funds to additional risks, and the value of the Funds' investments may fluctuate in response to broader macroeconomic risks than if the Funds invested only in fixed income securities.

Currency transactions are subject to risks different from those of other portfolio transactions. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy. Although forward foreign currency contracts and currency futures tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might result should the value of such currency increase. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchase and sales of currency and related instruments can be negatively affected by government exchange controls, blockages and manipulations or exchange restrictions imposed by governments. These can result in losses to a Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market, which may not always be available.

The Funds may take long and short positions in foreign currencies in excess of the value of the Funds' assets denominated in a particular currency or when the Funds do not own assets denominated in that currency. If a Fund enters into currency transactions when it does not own assets denominated in that currency, the Fund's volatility may increase and losses on such transactions will not be offset by increases in the value of the Fund's assets.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS—Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the bond index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made, and generally contracts are closed out prior to the expiration date of the contract.

A Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on national futures exchanges regulated by the U.S. Commodity Futures Trading Commission ("CFTC"). Consistent with CFTC regulations, the Funds have claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and are therefore not subject to registration or regulation as a pool operator under the Commodity Exchange Act. A Fund may use futures contracts and related options for hedging, risk management or other purposes, as permitted by its stated investment policies. Instances in which a Fund may use futures contracts and related options for risk management purposes include: (i) attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; (ii) attempting to minimize fluctuations in foreign currencies; (iii) attempting to gain exposure to a particular market, index or instrument; or (iv) other risk management purposes. A Fund may use futures contracts for cash equitization purposes, which allows the Fund to invest consistent with its benchmark while managing daily cash flows, including significant client inflows and outflows.

When a Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position as required by the 1940 Act. A Fund may "cover" its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will earmark on the books of the Fund or place in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also "cover" its long position in a futures contract by taking a short position in the instruments underlying the futures contract or by taking positions in instruments with prices that are expected to move relatively consistently with the futures contract. A Fund may "cover" its short position in a futures contract by taking a long position in the instruments underlying the futures contract or by taking positions in instruments with prices that are expected to move relatively consistently with the futures contract.

A Fund may "cover" its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will earmark on the books of the Fund or place in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund may also "cover" its sale of a call option by taking positions in instruments with prices that are expected to move relatively consistently with the call option. A Fund may "cover" its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will earmark on the books of the Fund or place in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also "cover" its sale of a put option by taking positions in instruments with prices that are expected to move relatively consistently with the put option.

There are significant risks associated with a Fund's use of futures contracts and options on futures contracts, including the following: (i) the success of a hedging strategy may depend on the advisers' ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures; (iii) there may not be a liquid secondary market for a futures contract or option; (iv) trading restrictions or limitations may be imposed by an exchange; and (v) government regulations may restrict trading in futures contracts and options on futures contracts. In addition, some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase its market exposure.

GNMA SECURITIES—A Fund may invest in securities issued by GNMA, a wholly owned U.S. Government corporation that guarantees the timely payment of principal and interest. However, any premiums paid to purchase these instruments are not subject to GNMA guarantees.

GNMA securities represent ownership in a pool of federally insured mortgage loans. GNMA certificates consist of underlying mortgages with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments, GNMA certificates have a shorter average maturity and therefore less principal volatility than a comparable 30-year mortgage-backed bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular GNMA pool. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors. GNMA securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, a Fund will receive monthly scheduled payments of principal and interest. In addition, a Fund may receive unscheduled principal payments representing prepayments on the underlying mortgages. Any prepayments will be reinvested at the then-prevailing interest rate.

Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, GNMA certificates may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. The market value and interest yield of these instruments can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. Due to this prepayment feature, GNMA certificates tend not to increase in value as much as most other debt securities when interest rates decline.

HIGH YIELD FOREIGN SOVEREIGN DEBT SECURITIES—Investing in fixed and floating rate high yield foreign sovereign debt securities will expose a Fund to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities. The ability of a foreign sovereign obligor to make timely payments on its external debt obligations will also be strongly influenced by the obligor's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. Countries such as those in which a Fund may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate or trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty or instability. Additional factors that may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole and its government's policy towards the International Monetary Fund, the World Bank and other international agencies. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected. If a foreign sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations and inflows of foreign investment. The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government's implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds, which may further impair the obligor's ability or willingness to timely service its debts.

ILLIQUID SECURITIES—Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. The Funds may invest in illiquid securities. If, subsequent to purchase, a security held by a Fund becomes illiquid, the Fund may continue to hold the security. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Trust's Board. Despite such good faith efforts to determine fair value prices, a Fund's illiquid securities are subject to the risk that the security's fair value price may differ from the actual price that the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a Fund. Under the supervision of the Board, the advisers determine the liquidity of a Fund's investments. In determining liquidity, SIMC or a Sub-Adviser, as applicable, may consider various factors, including: (i) the frequency and volume of trades and quotations; (ii) the number of dealers and prospective purchasers in the marketplace; (iii) dealer undertakings to make a market; and (iv) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security and the ability to assign or offset the rights and obligations of the security).

INSURANCE FUNDING AGREEMENTS ("IFAs")—An IFA is normally a general obligation of the issuing insurance company and not a separate account. The purchase price paid for an IFA becomes part of the general assets of the insurance company, and the obligation is repaid from the company's general assets. Generally, IFAs are not assignable or transferable without the permission of the issuing insurance company, and an active secondary market in IFAs may not exist. Therefore, IFAs will be subject to a Fund's limitation on investment in illiquid securities when the Fund may not demand payment of the principal amount within seven days and a reliable trading market is absent. Additional information about illiquid securities is provided under "Illiquid Securities" above.

INTERFUND LENDING AND BORROWING ARRANGEMENTS—The Securities and Exchange Commission ("SEC") has granted an exemption that permits the Funds to participate in an interfund lending program (the "Program") with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the "SEI Funds"). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (the "Repo Rate") and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (the "Bank Loan Rate"). The Bank Loan Rate will be determined using a formula approved by the SEI Funds' Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate.

All interfund loans and borrowings must comply with the conditions set forth in the exemption, which are designed to ensure fair and equitable treatment of all participating funds. Each Fund's participation in the Program must be consistent with its investment policies and limitations and is subject to certain percentage limitations. Upon implementation of the Program, SIMC administers the Program according to procedures approved by the SEI Funds' Board of Trustees. In addition, the Program is subject to oversight and periodic review by the SEI Funds' Board of Trustees.

INVESTMENT COMPANIES—Securities of other investment companies, including shares of closed-end investment companies, unit investment trusts, open-end investment companies and REITs, represent interests in professionally managed portfolios that may invest in various types of instruments. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Other investment companies are continuously offered at net asset value, but may also be traded in the secondary market at a premium or discount to their net asset value.

Generally, the federal securities laws limit the extent to which the Funds can invest in securities of other investment companies, subject to certain exceptions. For example, a Fund is prohibited under Section 12(d)(1)(A) of the 1940 Act from acquiring the securities of another investment company if, as a result of such acquisition: (i) the Fund owns more than 3% of the total voting stock of the other company; (ii) securities issued by any one investment company represent more than 5% of the Fund's total assets; or (iii) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund, subject to certain exceptions. Pursuant to Rule 12d1-1 under the 1940 Act, the Funds may invest in one or more affiliated or unaffiliated investment companies that comply with Rule 2a-7 under the 1940 Act (to the extent required by Rule 12d1-1), in excess of the limits of Section 12(d)(1)(A) of the 1940 Act.

A Fund may invest in other investment companies, including those managed by an adviser, to the extent permitted by any rule or regulation of the SEC or any order or interpretation thereunder.

Exchange-Traded Funds ("ETFs"). ETFs are investment companies that are registered under the 1940 Act as open-end funds or unit investment trusts. ETFs are actively traded on national securities exchanges and are generally based on specific domestic and foreign market indices. An index-based ETF seeks to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index. Because ETFs are based on an underlying basket of stocks or an index, they are subject to the same market fluctuations as these types of securities in volatile market swings.

Certain ETFs may not produce qualifying income for purposes of the "90% Test" (as defined below under the heading "Taxes"), which must be met in order for a Fund to maintain its status as a regulated investment company under the Code. If one or more ETFs generate more non-qualifying income for purposes of the 90% Test than the advisers expect, it could cause a Fund to inadvertently fail the 90% Test, thereby causing the Fund to inadvertently fail to qualify as a regulated investment company under the Code.

INVESTMENT IN SUBSIDIARY—Each of the Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds may seek to gain exposure to the commodity markets, in whole or in part, through investments in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (each, a "Subsidiary" and, together, the "Subsidiaries"). Each Subsidiary, unlike the applicable Fund, may invest to a significant extent in commodity-linked securities and derivative instruments. A Fund may invest up to 25% of its total assets in the applicable Subsidiary. The derivative instruments in which a Subsidiary primarily intends to invest are instruments linked to certain commodity indices and instruments linked to the value of a particular commodity or commodity futures contract or a subset of commodities or commodity futures contracts.

With respect to its investments, a Subsidiary will generally be subject to the same fundamental, non-fundamental and certain other investment restrictions as the applicable Fund; however, each Subsidiary (unlike the applicable Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. Each Fund and its Subsidiary may test for compliance with certain investment restrictions on a consolidated basis, except that, with respect to their investments in certain securities that may involve leverage, a Subsidiary will comply with asset segregation or "earmarking" requirements to the same extent as the applicable Fund.

Each Subsidiary is not registered under 1940 Act and, unless otherwise noted in the Prospectus, is not subject to all of the investor protections of the 1940 Act. Thus, each Fund, as an investor in its Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Funds and the Subsidiaries, respectively, are organized, could result in the inability of the Funds and/or the Subsidiaries to operate as intended and could negatively affect the Funds and their shareholders.

The Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds have each requested private letter rulings from the Internal Revenue Service ("IRS") concluding that the income generated from their investment in their respective Subsidiaries, each of which invests in commodity-linked derivatives, will be "qualifying income" for regulated investment company ("RIC") qualification purposes, regardless of whether actual distributions are made to the Funds by their respective Subsidiary. In July 2011, the IRS suspended the issuance of private letter rulings regarding the investment by RICs into controlled foreign corporations that principally invest in commodities, such as the Subsidiaries, indicating that it was reconsidering its policies surrounding the issuance of these rulings. The IRS subsequently stated that it intends to issue public guidance regarding the use of controlled foreign corporations by RICs to indirectly invest in commodities. It is unclear whether this guidance will continue to permit or somehow restrict the distributions from controlled foreign corporations to be treated as "qualifying income" for purposes of the RIC qualification rules. As a result, there can be no assurance that the IRS will grant the private letter ruling requested by the Funds. The IRS, however, has informally indicated that any guidance regarding the treatment of distributions from controlled foreign corporations will be prospective in application and provide for transition periods for affected RICs. While the private letter ruling request is pending with the IRS, the Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds intend to secure an opinion of counsel based on customary representations that actual distributions made to the Funds should be treated as "qualifying income." If the IRS does issue public guidance that results in an adverse determination relating to the treatment of income and gain to the Funds from controlled foreign corporations such as the Subsidiaries, the Funds would likely need to significantly change their investment strategies, which could adversely affect such Funds.

LOAN PARTICIPATIONS AND ASSIGNMENTS—Loan participations are interests in loans to corporations or governments that are administered by the lending bank or agent for a syndicate of lending banks and then sold by the lending bank, financial institution or syndicate member ("intermediary bank"). In a loan participation, the borrower will be deemed to be the issuer of the participation interest, except to the extent that a Fund derives its rights from the intermediary bank. Because the intermediary bank does not guarantee a loan participation in any way, a loan participation is subject to the credit risks generally associated with the underlying borrower. In the event of the bankruptcy or insolvency of the borrower, a loan participation may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the intermediary bank. In addition, in the event the underlying borrower fails to pay principal and interest when due, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of such borrower. Under the terms of a loan participation, a Fund may be regarded as a creditor of the intermediary bank (rather than of the underlying borrower). Therefore, a Fund may also be subject to the risk that the intermediary bank may become insolvent.

Loan assignments are investments in assignments of all or a portion of certain loans from third parties. When a Fund purchases assignments from lenders, it will acquire direct rights against the borrower on the loan. Since assignments are arranged through private negotiations between potential assignees and assignors, however, the rights and obligations acquired by the Fund may differ from, and be more limited than, those held by the assigning lender. Loan participations and assignments may be considered liquid, as determined by the advisers based on criteria approved by the Board.

MASTER LIMITED PARTNERSHIPS—The Multi-Asset Income Fund may invest up to 25% of its assets in master limited partnership units. Investments in units of master limited partnerships involve risks that differ from an investment in common stock. Holders of the units of master limited partnerships have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of master limited partnerships. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a master limited partnership, including a conflict arising as a result of incentive distribution payments. The benefit the Fund derives from investment in MLP units is largely dependent on the MLPs being treated as partnerships and not as corporations for federal income tax purposes. If an MLP were classified as a corporation for federal income tax purposes, there would be reduction in the after-tax return to the Fund of distributions from the MLP, likely causing a reduction in the value of the Fund's shares. MLP entities are typically focused in the energy, natural resources and real estate sectors of the economy. A downturn in the energy, natural resources or real estate sectors of the economy could have an adverse impact on the Fund. At times, the performance of securities of companies in the energy, natural resources and real estate sectors of the economy may lag the performance of other sectors or the broader market as a whole. The Code provides that the Fund is permitted to invest up to 25% of its assets in one or more qualified publicly traded partnerships ("QPTPs"), which will include certain MLPs, and treat the income distributed by such QPTPs as qualifying income for purposes of the regulated investment company annual qualifying income requirements described in the "Taxes" section below.

MONEY MARKET SECURITIES—Money market securities include: (i) short-term U.S. Government securities; (ii) custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; (iii) commercial paper rated in the highest short-term rating category by an NRSRO, such as S&P or Moody's, or determined by the Adviser or Sub-Adviser(s) to be of comparable quality at the time of purchase; (iv) short-term bank obligations (certificates of deposit, time deposits and bankers' acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and (v) repurchase agreements involving such securities. For a description of ratings, see Appendix A to this SAI.

MORTGAGE-BACKED SECURITIES—Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional fifteen- and thirty-year fixed-rate mortgages, graduated payment mortgages, adjustable rate mortgages and floating mortgages. Mortgage-backed securities are described in more detail below:

Government Pass-Through Securities. Government pass-through securities are securities that are issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are GNMA, the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Mortgage Corporation ("Freddie Mac"). GNMA, Fannie Mae and Freddie Mac each guarantee timely distributions of interest to certificate holders. GNMA and Fannie Mae also each guarantee timely distributions of scheduled principal. In the past, Freddie Mac has only guaranteed the ultimate collection of principal of the underlying mortgage loan; however, Freddie Mac now issues mortgage-backed securities ("FHLMC Gold PC securities"), which also guarantee timely payment of monthly principal reductions. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-backed securities and among the securities that they issue. GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. Therefore, mortgage-backed securities or certificates issued by GNMA, including GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes"), are guaranteed as to the timely payment of principal and interest by GNMA and are backed by the full faith and credit of the U.S. Government. GNMA certificates are also supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Fannie Mae, on the other hand, is a government-sponsored organization owned by private stockholders. As a result of recent events (see below), the U.S. Treasury owns Fannie Mae's senior preferred stock as well as a warrant to purchase 79.9% of Fannie Mae's common stock. Still, mortgage-backed securities issued by Fannie Mae, which include Fannie Mae Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes"), are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the U.S. Government. Fannie Maes are guaranteed as to timely payment of the principal and interest by Fannie Mae. Freddie Mac is a corporate instrumentality of the U.S. Government, created pursuant to an Act of Congress, and is owned entirely by private stockholders. Mortgage-backed securities issued by Freddie Mac include Freddie Mac Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). Freddie Macs are not backed by the full faith and credit of the U.S. Government and therefore are not guaranteed by the U.S. Government or by any Federal Home Loan Bank and do not constitute a debt or obligation of the U.S. Government or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac. Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When Freddie Mac does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

On September 6, 2008, the Federal Housing Finance Agency ("FHFA") and the U.S. Treasury began a federal takeover of Fannie Mae and Freddie Mac, placing the two federal instrumentalities under conservatorship with the FHFA. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality. Under these Senior Preferred Stock Purchase Agreements ("SPAs"), the U.S. Treasury has pledged to provide up to $100 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event that their liabilities exceed their assets. On May 6, 2009, the U.S. Treasury increased its maximum commitment to each instrumentality under the SPAs to $200 billion per instrumentality. On December 24, 2009, the U.S. Treasury further amended the SPAs to allow the cap on the U.S. Treasury's funding commitment to increase as necessary to accommodate any cumulative reduction in Fannie Mae's and Freddie Mac's net worth through the end of 2012. At the conclusion of 2012, the remaining U.S. Treasury commitment will then be fully available to be drawn per the terms of the SPAs. In December 2009, the U.S. Treasury also amended the SPAs to provide Fannie Mae and Freddie Mac with some additional flexibility to meet the requirement to reduce their mortgage portfolios.

The actions of the U.S. Treasury are intended to ensure that Fannie Mae and Freddie Mac maintain a positive net worth and meet their financial obligations preventing mandatory triggering of receivership. No assurance can be given that the U.S. Treasury initiatives will be successful.

The market value and interest yield of these mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments on the underlying loans, these securities have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular mortgage-backed security. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors.

Government mortgage-backed securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although these securities may offer higher yields than those available from other types of U.S. Government securities, the prepayment feature may cause mortgage-backed securities to be less effective than other types of securities as a means of "locking in" attractive long-term rates. For instance, when interest rates decline, the value of these securities likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a mortgage-backed security originally purchased at a premium to decline in price to its par value, which may result in a loss.

Private Pass-Through Securities. Private pass-through securities are mortgage-backed securities issued by a non-governmental entity, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities generally lack a guarantee by an entity having the credit status of a governmental agency or instrumentality. The two principal types of private mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs").

Commercial Mortgage-Backed Securities ("CMBS"). CMBS are generally multi-class or pass-through securities backed by a mortgage loan or a pool of mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments. The commercial mortgage loans that underlie CMBS are generally not amortizing or not fully amortizing; that is, at their maturity date, repayment of the remaining principal balance or "balloon" is due and is repaid through the attainment of an additional loan or sale of the property.

CMOs. CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment) and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). CMOs are rated in one of the two highest categories by S&P or Moody's. Many CMOs are issued with a number of classes or series that have different expected maturities. Investors purchasing such CMOs are credited with their portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal based on a predetermined priority schedule. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-through securities to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance and some CMOs may be backed by GNMA certificates or other mortgage pass-through securities issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

REMICs. REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by interests in real property. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae or Freddie Mac represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, Freddie Mac or GNMA-guaranteed mortgage pass-through certificates. For Freddie Mac REMIC Certificates, Freddie Mac guarantees the timely payment of interest. GNMA REMIC Certificates are backed by the full faith and credit of the U.S. Government.

Parallel Pay Securities; Planned Amortization Class CMOs ("PAC Bonds"). Parallel pay CMOs and REMICs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which must be retired by its stated maturity date or final distribution date but may be retired earlier. PAC bonds generally require payments of a specified amount of principal on each payment date. PAC bonds are always parallel pay CMOs, with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

Adjustable Rate Mortgage Securities ("ARMS"). ARMS are a form of pass-through security representing interests in pools of mortgage loans whose interest rates are adjusted from time to time. The adjustments are usually determined in accordance with a predetermined interest rate index and may be subject to certain limits. While the value of ARMS, like other debt securities, generally varies inversely with changes in market interest rates (increasing in value during periods of declining interest rates and decreasing in value during periods of increasing interest rates), the value of ARMS should generally be more resistant to price swings than other debt securities because the interest rates of ARMS move with market interest rates. The adjustable rate feature of ARMS will not, however, eliminate fluctuations in the prices of ARMS, particularly during periods of extreme fluctuations in interest rates. Also, since many adjustable rate mortgages only reset on an annual basis, it can be expected that the prices of ARMS will fluctuate to the extent that changes in prevailing interest rates are not immediately reflected in the interest rates payable on the underlying adjustable rate mortgages.

Stripped Mortgage-Backed Securities. Stripped mortgage-backed securities are securities that are created when a U.S. Government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the "principal-only" security ("PO") receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security ("IO") receives interest payments from the same underlying security. The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

Pfandbriefe. A Pfandbriefe is a fixed-term, fixed-rate bond issued by a German mortgage bank or a public-sector bank to finance secured real estate loans or public sector loans. Although Pfandbriefe are collateralized securities, the issuer assumes all of the prepayment risk.

Estimated Average Life. Due to the possibility of prepayments of the underlying mortgage instruments, mortgage-backed securities generally do not have a known maturity. In the absence of a known maturity, market participants generally refer to an "average life estimate." An average life estimate is a function of an assumption regarding anticipated prepayment patterns and is based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants can produce different average life estimates with regard to the same security. There can be no assurance that estimated average life will be a security's actual average life.

MORTGAGE DOLLAR ROLLS—Mortgage dollar rolls, or "covered rolls," are transactions in which a Fund sells securities (usually mortgage-backed securities) and simultaneously contracts to repurchase, typically in 30 or 60 days, substantially similar, but not identical, securities on a specified future date. During the roll period, a Fund forgoes principal and interest paid on such securities. A Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. At the end of the roll commitment period, a Fund may or may not take delivery of the securities it has contracted to purchase. Mortgage dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by a Fund to buy a security. A "covered roll" is a specific type of mortgage dollar roll for which there is an offsetting cash position or cash equivalent securities position that matures on or before the forward settlement date of the mortgage dollar roll transaction. As used herein, the term "mortgage dollar roll" refers to mortgage dollar rolls that are not "covered rolls." If the broker-dealer to whom a Fund sells the security becomes insolvent, the Fund's right to repurchase the security may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the security may change adversely over the term of the mortgage dollar roll and that the security a Fund is required to repurchase may be worth less than the security that the Fund originally held. To avoid senior security concerns, a Fund will "cover" any mortgage dollar roll as required by the 1940 Act.

MUNICIPAL SECURITIES—Municipal securities consist of: (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities.

Additional information regarding municipal securities is described below:

Municipal Bonds. Municipal bonds are debt obligations issued to obtain funds for various public purposes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds, moral obligation bonds and participation interests in municipal bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility, such as tolls from a toll bridge. Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds is generally dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment. A Fund may purchase private activity or industrial development bonds if, in the opinion of counsel for the issuers, the interest paid is exempt from federal income tax. Municipal bonds are issued by or on behalf of public authorities to raise money to finance various privately-owned or operated facilities for business and manufacturing, housing, sports and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking, sewage or solid waste disposal facilities and certain other facilities. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment. Moral obligation bonds are normally issued by special purpose authorities. Moral obligation bonds are not backed by the full faith and credit of the state, but are generally backed by the agreement of the issuing authority to request appropriations from the state legislative body.

Municipal Leases. Municipal leases are instruments, or participations in instruments, issued in connection with lease obligations or installment purchase contract obligations of municipalities ("municipal lease obligations"). Although municipal lease obligations do not constitute general obligations of the issuing municipality, a lease obligation may be backed by the municipality's covenant to budget for, appropriate funds for and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose in the relevant years. Municipal lease obligations are a relatively new form of financing, and the market for such obligations is still developing.

Municipal leases will be treated as liquid only if they satisfy criteria set forth in guidelines established by the Board, and there can be no assurance that a market will exist or continue to exist for any municipal lease obligation. Information regarding illiquid securities is provided under the section "Illiquid Securities" above.

Municipal Notes. Municipal notes consist of general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, tax and revenue anticipation notes, certificates of indebtedness, demand notes, construction loan notes and participation interests in municipal notes. The maturities of the instruments at the time of issue will generally range from three months to one year.

NON-DIVERSIFICATION—The Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds are non-diversified investment companies, as defined in the 1940 Act, which means that a relatively high percentage of each Fund's assets may be invested in the obligations of a limited number of issuers. The value of the shares of each Fund may be more susceptible to any single economic, political or regulatory occurrence than the shares of a diversified investment company would be. The Funds intend to satisfy the diversification requirements necessary to qualify as regulated investment companies under the Code, which requires that the Funds be diversified (i.e., not invest more than 5% of their assets in the securities in any one issuer) as to 50% of their assets.

OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS—Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include unfavorable future political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations or other governmental restrictions that might affect the payment of principal or interest on the securities held by a Fund.

Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. Bank obligations include the following:

Bankers' Acceptances. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers' acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

Bank Notes. Bank notes are notes used to represent debt obligations issued by banks in large denominations.

Certificates of Deposit. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and can normally be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal are considered to be illiquid. Additional information about illiquid securities is provided under the section "Illiquid Securities" above.

Time Deposits. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, a time deposit earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid. Additional information about illiquid securities is provided under the section "Illiquid Securities" above.

OBLIGATIONS OF SUPRANATIONAL ENTITIES—Supranational entities are entities established through the joint participation of several governments, including the Asian Development Bank, the Inter-American Development Bank, the International Bank for Reconstruction and Development (or "World Bank"),the African Development Bank, the European Economic Community, the European Investment Bank and the Nordic Investment Bank. The governmental members, or "stockholders," usually make initial capital contributions to the supranational entity and, in many cases, are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings. There is no guarantee that one or more stockholders of a supranational entity will continue to make any necessary additional capital contributions. If such contributions are not made, the entity may be unable to pay interest or repay principal on its debt securities, and a Fund may lose money on such investments. Currently, each Fund that may purchase obligations of supranational entities intends to invest only in obligations issued or guaranteed by the Asian Development Bank, the Inter-American Development Bank, the European Coal and Steel Community, the European Economic Community, the European Investment Bank and the Nordic Investment Bank.

OPTIONS—A Fund may purchase and write put and call options on indices and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

A Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by a Fund will be "covered" as required by the 1940 Act.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities. All options written on indices or securities must be "covered" as required by the 1940 Act.

Each Fund may trade put and call options on securities, securities indices and currencies, as the advisers, as applicable, determine is appropriate in seeking the Fund's investment objective, unless otherwise restricted by the Fund's investment limitations as set forth below (see "Investment Limitations" below).

The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

A Fund may purchase put and call options on securities for any lawful purpose, including to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium for such options. If price movements in the underlying securities are such that exercise of the options would not be profitable for a Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

A Fund may write (i.e., sell) "covered" call options on securities for any lawful purpose, including as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When a Fund writes an option, if the underlying securities do not increase or decrease, as applicable, to a price level that would make the exercise of the option profitable to the holder thereof, the option will generally expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which a Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price and will not participate in any increase in the price of such securities above the strike price. When a put option of which a Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

A Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. First, OTC options are transacted directly with dealers and not with a clearing corporation and therefore entail the risk of non-performance by the dealer. In addition, OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is normally done by reference to information from a market maker. It is the SEC's position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date of the option.

Risks. Risks associated with options transactions include: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect correlation between the movement in prices of options and the underlying securities; (iii) there may not be a liquid secondary market for options; and (iv) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

PAY-IN-KIND BONDS—Pay-in-kind bonds are securities that, at the issuer's option, pay interest in either cash or additional securities for a specified period. Pay-in-kind bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Pay-in-kind bonds are expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. Pay-in-kind bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities.

PRIVATIZATIONS—Privatizations are foreign government programs for selling all or part of the interests in government owned or controlled enterprises. The ability of a U.S. entity to participate in privatizations in certain foreign countries may be limited by local law, or the terms on which a Fund may be permitted to participate may be less advantageous than those applicable for local investors. There can be no assurance that foreign governments will continue to sell their interests in companies currently owned or controlled by them or that privatization programs will be successful.

PUT TRANSACTIONS—Certain Funds may purchase securities at a price that would result in a yield to maturity lower than generally offered by the seller at the time of purchase when a Fund can simultaneously acquire the right to sell the securities back to the seller, the issuer or a third party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit a Fund to meet redemptions and remain as fully invested as possible in municipal securities. A Fund reserves the right to engage in put transactions. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. A Fund would limit its put transactions to institutions that an adviser believes present minimum credit risks, and an adviser would use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however, be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, a Fund would be a general creditor (i.e., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between a Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying municipal securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases, such as to maintain Fund liquidity. A Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

The securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to that particular Fund. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, a Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. For the purpose of determining the "maturity" of securities purchased subject to an option to put, and for the purpose of determining the dollar-weighted average maturity of a Fund including such securities, the Fund will consider "maturity" to be the first date on which it has the right to demand payment from the writer of the put (although the final maturity of the security is later than such date).

RECEIPTS—Receipts are interests in separately traded interest and principal component parts of U.S. Government obligations that are issued by banks or brokerage firms and are created by depositing U.S.

Government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include "Treasury Receipts" ("TRs"), "Treasury Investment Growth Receipts" ("TIGRs"), "Liquid Yield Option Notes" ("LYONs") and "Certificates of Accrual on Treasury Securities" ("CATS"). LYONs, TIGRs and CATS are interests in private proprietary accounts while TRs and Separately Traded Registered Interest and Principal Securities ("STRIPS") (see "U.S. Treasury Obligations" below) are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. For tax purposes, original issue discount that accretes in a taxable year is treated as earned by a Fund and therefore is subject to distribution requirements applicable to regulated investment companies under Subchapter M of the Code. Because of these features, such securities may be subject to greater interest rate volatility than interest paying fixed income securities.

REAL ESTATE INVESTMENT TRUSTS ("REITs")—REITs are trusts that invest primarily in commercial real estate or real estate-related loans. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with certain requirements under the Code relating to its organization, ownership, assets and income, as well as with a requirement that it distribute to its shareholders or unitholders at least 95% of its taxable income for each taxable year. Generally, REITs can be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs. By investing in REITs indirectly through a Fund, shareholders will bear not only the proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of underlying REITs.

A Fund may be subject to certain risks associated with the direct investments of REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs generally depend on their ability to generate cash flow to make distributions to shareholders or unitholders and may be subject to defaults by borrowers and to self-liquidations. In addition, a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code or its failure to maintain exemption from registration under the 1940 Act.

REAL ESTATE OPERATING COMPANIES ("REOCs")—REOCs are real estate companies that engage in the development, management or financing of real estate. Typically, REOCs provide services such as property management, property development, facilities management and real estate financing. REOCs are publicly traded corporations that have not elected to be taxed as REITs. The three primary reasons for such an election are: (i) availability of tax-loss carry-forwards, (ii) operation in non-REIT-qualifying lines of business; and (iii) the ability to retain earnings.

REPURCHASE AGREEMENTS—A repurchase agreement is an agreement in which one party sells securities to another party in return for cash with an agreement to repurchase equivalent securities at an agreed-upon price and on an agreed-upon future date. A Fund may enter into repurchase agreements with financial institutions and follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions deemed creditworthy by the advisers. The repurchase agreements entered into by a Fund will provide that the underlying collateral shall have a value equal to at least 102% of the resale price stated in the agreement at all times. The advisers monitor compliance with this requirement as well as the ongoing financial condition and creditworthiness of the counterparty. Under all repurchase agreements entered into by a Fund, the custodian or its agent must take possession of the underlying collateral.

In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of each Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. At times, the investments of each of the Funds in repurchase agreements may be substantial when, in the view of the Adviser or Sub-Adviser(s), liquidity or other considerations so warrant.

RESTRICTED SECURITIES—Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933, as amended (the "1933 Act"), or an exemption from registration. Restricted securities, including securities eligible for re-sale under Rule 144A of the 1933 Act, that are determined to be liquid are not subject to this limitation. This determination is to be made by the advisers, as applicable, pursuant to guidelines adopted by the Board. Under these guidelines, the particular adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the security, dealer undertakings to make a market in the security and the nature of the security and of the marketplace trades. In purchasing such restricted securities, each adviser intends to purchase securities that are exempt from registration under Rule 144A under the 1933 Act and Section 4(2) commercial paper issued in reliance on an exemption from registration under Section 4(2) of the 1933 Act.

REVERSE REPURCHASE AGREEMENTS AND SALE-BUYBACKS—Reverse repurchase agreements are transactions in which a Fund sells portfolio securities to financial institutions, such as banks and broker-dealers, and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price. Reverse repurchase agreements are similar to a fully collateralized borrowing by a Fund. At the time a Fund enters into a reverse repurchase agreement, it will earmark on the books of the Fund or place in a segregated account cash or liquid securities having a value equal to the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such equivalent value is maintained.

Reverse repurchase agreements involve risks. Reverse repurchase agreements are a form of leverage, and the use of reverse repurchase agreements by a Fund may increase the Fund's volatility. Reverse repurchase agreements are also subject to the risk that the other party to the reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to a Fund. Reverse repurchase agreements also involve the risk that the market value of the securities sold by a Fund may decline below the price at which it is obligated to repurchase the securities. In addition, when a Fund invests the proceeds it receives in a reverse repurchase transaction, there is a risk that those investments may decline in value. In this circumstance, the Fund could be required to sell other investments in order to meet its obligations to repurchase the securities.

In a sale-buyback transaction, a Fund sells an underlying security for settlement at a later date. A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Fund's repurchase of the underlying security. A Fund's obligations under a sale-buyback would typically be offset by earmarking on the books of the Fund or placing in a segregated account cash or liquid securities having a value equal to the amount of the Fund's forward commitment to repurchase the underlying security.

SECURITIES LENDING—Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). Each Fund will not lend portfolio securities to its advisers or its affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral of 102% and 105% of the market value of borrowed securities for domestic and foreign issuers, respectively. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

A Fund may pay a part of the interest earned from the investment of collateral or other fee to an unaffiliated third party for acting as the Fund's securities lending agent.

By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. Government securities or letters of credit are used as collateral. Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

A Fund will invest the cash received as collateral through loan transactions in other eligible securities, which may include shares of a registered money market fund, or of an unregistered money market fund that complies with the requirements of Rule 2a-7 under the 1940 Act to the extent required by the 1940 Act. Such money market funds might not seek or be able to maintain a stable $1.00 per share net asset value.

The investment of cash collateral subjects a Fund to market risk. A Fund remains obligated to return all collateral to the borrower under the terms of its securities lending arrangements even if the value of the investments made with the collateral has declined. Accordingly, if the value of a security in which the cash collateral has been invested declines, the loss would be borne by the Fund, and the Fund may be required to liquidate other investments in order to return collateral to the borrower at the end of a loan.

The cash collateral may be invested in the SEI Liquidity Fund, LP (the "Liquidity Fund"), an affiliated unregistered money market fund managed by SIMC and operated in accordance with Rule 12d1-1 under the 1940 Act. Although the Liquidity Fund is not registered as an investment company under the 1940 Act, it intends to operate as a money market fund in compliance with Rule 2a-7 of the 1940 Act to the extent required by Rule 12d1-1 under the 1940 Act. The cash collateral invested in the Liquidity Fund is subject to the risk of loss in the underlying investments of the Liquidity Fund.

SHORT SALES—Short sales may be used by certain Funds as part of their overall portfolio management strategies or to offset (hedge) a potential decline in the value of a security. A Fund may engage in short sales that are either "against the box" or "uncovered." A short sale is "against the box" if, at all times during which the short position is open, a Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale against the box is a taxable transaction to a Fund with respect to the securities that are sold short. Uncovered short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale may be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Pursuant to its particular investment strategy, a Sub-Adviser may have a net short exposure in the portfolio of assets allocated to the Sub-Adviser.

Until a Fund closes its short position or replaces the borrowed security, the Fund will: (i) earmark on the books of the Fund or place in a segregated account cash or liquid securities at such a level that the amount earmarked or deposited in the segregated account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; or (ii) otherwise "cover" the Fund's short position as required by the 1940 Act. The Funds may engage in short sales in an attempt to capitalize on equity securities that they believe will underperform the market or their peers. When a Fund sells securities short, it may use the proceeds from the sales to purchase long positions in additional securities that it believes will outperform the market or its peers. This strategy may effectively result in the Fund having a leveraged investment portfolio, which results in greater potential for loss. Leverage can amplify the effects of market volatility on a Fund's share price and make the Fund's returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund's portfolio securities. The use of leverage may also cause a Fund to liquidate portfolio positions when it would not be advantageous to do so or in order to satisfy its obligations.

SOVEREIGN DEBT—The cost of servicing external debt will also generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates that are adjusted based upon international interest rates. The ability to service external debt will also depend on the level of the relevant government's international currency reserves and its access to foreign exchange. Currency devaluations may affect the ability of a sovereign obligor to obtain sufficient foreign exchange to service its external debt.

As a result of the foregoing or other factors, a governmental obligor may default on its obligations. If such an event occurs, a Fund may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign sovereign debt securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign sovereign debt obligations in the event of default under their commercial bank loan agreements.

STRUCTURED SECURITIES—Certain Funds may invest a portion of their assets in entities organized and operated solely for the purpose of restructuring the investment characteristics of sovereign debt obligations of emerging market issuers. This type of restructuring involves the deposit with, or purchase by, an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans or Brady Bonds) and the issuance by that entity of one or more classes of securities ("Structured Securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued Structured Securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to Structured Securities is dependent on the extent of the cash flow on the underlying instruments. Because Structured Securities of the type in which the Funds anticipate they will invest typically involve no credit enhancement, their credit risk will generally be equivalent to that of the underlying instruments. The Funds are permitted to invest in a class of Structured Securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated Structured Securities typically have higher yields and present greater risks than unsubordinated Structured Securities. Structured Securities are typically sold in private placement transactions, and there is currently no active trading market for Structured Securities. Certain issuers of such structured securities may be deemed to be "investment companies" as defined in the 1940 Act. As a result, the Funds' investment in such securities may be limited by certain investment restrictions contained in the 1940 Act.

SWAPS, CAPS, FLOORS, COLLARS AND SWAPTIONS—Swaps are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities (referred to as the "underlying") and a predetermined amount (referred to as the "notional amount"). The underlying for a swap may be an interest rate (fixed or floating), a currency exchange rate, a commodity price index, a security, group of securities or a securities index, a combination of any of these or various other rates, securities, instruments, assets or indices. Swap agreements generally do not involve the delivery of the underlying or principal, and a party's obligations are generally equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the swap agreement. A great deal of flexibility is possible in the way swaps may be structured. For example, in a simple fixed-to-floating interest rate swap, one party makes payments equivalent to a fixed interest rate and the other party makes payments calculated with reference to a specified floating interest rate, such as the London Interbank Offered Rate ("LIBOR") or the prime rate. In a currency swap, the parties generally enter into an agreement to pay interest streams in one currency based on a specified rate in exchange for receiving interest streams denominated in another currency. Currency swaps may involve initial and final exchanges of the currency that correspond to the agreed upon notional amount.

A Fund may engage in simple or more complex swap transactions involving a wide variety of underlyings for various reasons. For example, a Fund may enter into a swap: (i) to gain exposure to investments (such as an index of securities in a market) or currencies without actually purchasing those stocks or currencies; (ii) to make an investment without owning or taking physical custody of securities or currencies in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable; (iii) to hedge an existing position; (iv) to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded the desired return; or (v) for various other reasons.

Certain Funds may enter into credit default swaps as a buyer or a seller. The buyer in a credit default contract is obligated to pay the seller a periodic stream of payments over the term of the contract provided no event of default has occurred. If an event of default occurs, the seller must pay the buyer the full notional value ("par value") of the underlying in exchange for the underlying. If a Fund is a buyer and no event of default occurs, the Fund will have made a stream of payments to the seller without having benefited from the default protection it purchased. However, if an event of default occurs, the Fund, as a buyer, will receive the full notional value of the underlying that may have little or no value following default. As a seller, a Fund receives a fixed rate of income throughout the term of the contract, provided there is no default. If an event of default occurs, the Fund would be obligated to pay the notional value of the underlying in return for the receipt of the underlying. The value of the underlying received by the Fund, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. Credit default swaps involve different risks than if a Fund invests in the underlying directly.

Caps, floors, collars and swaptions are privately-negotiated option-based derivative products. Like a put or call option, the buyer of a cap or floor pays a premium to the writer. In exchange for that premium, the buyer receives the right to a payment equal to the differential if the specified index or rate rises above (in the case of a cap) or falls below (in the case of a floor) a pre-determined strike level. Like swaps, obligations under caps and floors are calculated based upon an agreed notional amount, and, like most swaps (other than foreign currency swaps), the entire notional amount is not exchanged. A collar is a combination product in which one party buys a cap from and sells a floor to another party. Swaptions give the holder the right to enter into a swap. A Fund may use one or more of these derivative products in addition to or in lieu of a swap involving a similar rate or index.

Under current market practice, swaps, caps, collars and floors between the same two parties are generally documented under a "master agreement." In some cases, options and forwards between the parties may also be governed by the same master agreement. In the event of a default, amounts owed under all transactions entered into under, or covered by, the same master agreement would be netted, and only a single payment would be made.

Generally, a Fund would calculate the obligations of the swap agreements' counterparties on a "net basis." Consequently, a Fund's current obligation (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each counterparty to the swap agreement (the "net amount"). A Fund's current obligation under a swap agreement will be accrued daily (offset against any amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be "covered" as required by the 1940 Act. Each Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under the existing agreements with that party would exceed 5% of the Fund's total assets.

The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents using standardized swap agreements. As a result, the use of swaps has become more prevalent in comparison with the markets for other similar instruments that are also traded in over-the-counter markets.

Swaps and other derivatives involve risks. One significant risk in a swap, cap, floor, collar or swaption is the volatility of the specific interest rate, currency or other underlying that determines the amount of payments due to and from a Fund. This is true whether these derivative products are used to create additional risk exposure for a Fund or to hedge, or manage, existing risk exposure. If under a swap, cap, floor, collar or swaption agreement, a Fund is obligated to make a payment to the counterparty, the Fund must be prepared to make the payment when due. A Fund could suffer losses with respect to such an agreement if the Fund is unable to terminate the agreement or reduce its exposure through offsetting transactions. Further, the risks of caps, floors and collars, like put and call options, may be unlimited for the seller if the cap or floor is not hedged or covered, but is limited for the buyer.

Because under swap, cap, floor, collar and swaption agreements a counterparty may be obligated to make payments to a Fund, these derivative products are subject to risks related to the counterparty's creditworthiness. If a counterparty defaults, a Fund's risk of loss will consist of any payments that the Fund is entitled to receive from the counterparty under the agreement (this may not be true for currency swaps that require the delivery of the entire notional amount of one designated currency in exchange for the other). Upon default by a counterparty, however, a Fund may have contractual remedies under the swap agreement.

A Fund will enter into swaps only with counterparties that the advisers believe to be creditworthy. In addition, a Fund will earmark on the books of the Fund or segregate cash or liquid securities in an amount equal to any liability amount owned under a swap, cap, floor, collar or swaption agreement or will otherwise "cover" its position as required by the 1940 Act.

U.S. GOVERNMENT SECURITIES—Examples of types of U.S. Government obligations in which a Fund may invest include U.S. Treasury obligations and the obligations of U.S. Government agencies or U.S. Government sponsored entities such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, the Farmers Home Administration, the Export-Import Bank of the United States, the Small Business Administration, Fannie Mae, GNMA, the General Services Administration, the Student Loan Marketing Association, the Central Bank for Cooperatives, Freddie Mac, Federal Intermediate Credit Banks, the Maritime Administration and other similar agencies. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. Government securities are not guaranteed against price movements due to fluctuating interest rates.

Receipts. Receipts are interests in separately-traded interest and principal component parts of U.S. Government obligations that are issued by banks or brokerage firms and are created by depositing U.S. Government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal.

U.S. Treasury Obligations. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry systems known as STRIPS and TRs.

U.S. Government Zero Coupon Securities. STRIPS and receipts are sold as zero coupon securities; that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturities and credit qualities.

U.S. Government Agencies. Some obligations issued or guaranteed by agencies of the U.S. Government are supported by the full faith and credit of the U.S. Treasury (e.g., Treasury bills, notes and bonds, and securities guaranteed by GNMA), others are supported by the right of the issuer to borrow from the U.S. Treasury (e.g., obligations of Federal Home Loan Banks), while still others are supported only by the credit of the instrumentality (e.g., obligations of Fannie Mae). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that, in the event of a default prior to maturity, there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of a Fund's shares.

VARIABLE AND FLOATING RATE INSTRUMENTS—Certain obligations may carry variable or floating rates of interest and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates that are not fixed, but that vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES—When-issued and delayed delivery basis, including "TBA" (to be announced) basis, transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. A TBA transaction is a method of trading mortgage-backed securities. In a TBA transaction, the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price. The actual pools delivered are generally determined two days prior to the settlement date. The interest rate realized on these securities is fixed as of the purchase date, and no interest accrues to a Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates, and it is possible that the market value of these securities at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if the advisers deem it appropriate. When a Fund purchases when-issued or delayed delivery securities, it will "cover" its position as required by the 1940 Act.

YANKEE OBLIGATIONS ("Yankees")—Yankees are U.S. dollar-denominated instruments of foreign issuers who either register with the SEC or issue securities under Rule 144A of the 1933 Act. These obligations consist of debt securities (including preferred or preference stock of non-governmental issuers), certificates of deposit, fixed time deposits and bankers' acceptances issued by foreign banks, and debt obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government.

Yankees selected for a Fund will adhere to the same quality standards as those utilized for the selection of domestic debt obligations.

ZERO COUPON SECURITIES—Zero coupon securities are securities that are sold at a discount to par value and securities on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. While interest payments are not made on such securities, holders of such securities are deemed to have received "phantom income" annually. Because a

Fund will distribute its "phantom income" to shareholders, to the extent that shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares, the Fund will have fewer assets with which to purchase income producing securities. Pay-in-kind securities pay interest in either cash or additional securities, at the issuer's option, for a specified period. Pay-in-kind bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Pay-in-kind bonds are expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. Pay-in-kind bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals.

To avoid any leveraging concerns, a Fund will "cover" its position as required by the 1940 Act. Zero coupon, pay-in-kind and deferred payment securities may be subject to greater fluctuation in value and lesser liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods. STRIPS and receipts (TRs, TIGRs, LYONs and CATS) are sold as zero coupon securities; that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturities but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturities and credit qualities.

Corporate zero coupon securities are: (i) notes or debentures that do not pay current interest and are issued at substantial discounts from par value; or (ii) notes or debentures that pay no current interest until a stated date one or more years into the future, after which date the issuer is obligated to pay interest until maturity, usually at a higher rate than if interest were payable from the date of issuance, and may also make interest payments in kind (e.g., with identical zero coupon securities). Such corporate zero coupon securities, in addition to the risks identified above, are subject to the risk of the issuer's failure to pay interest and repay principal in accordance with the terms of the obligation. A Fund must accrete the discount or interest on high-yield bonds structured as zero coupon securities as income even though it does not receive a corresponding cash interest payment until the security's maturity or payment date. For tax purposes, original issue discount that accretes in a taxable year is treated as earned by a Fund and is therefore subject to the distribution requirements applicable to the regulated investment companies under Subchapter M of the Code. A Fund may have to dispose of its securities under disadvantageous circumstances to generate cash or may have to leverage itself by borrowing cash to satisfy distribution requirements. A Fund accrues income with respect to the securities prior to the receipt of cash payments.

INVESTMENT LIMITATIONS

The following are fundamental and non-fundamental policies of the Funds. The percentage limitations (except for the limitation on borrowing) set forth below will apply at the time of the purchase of a security and shall not be violated unless an excess or deficiency occurs, immediately after or as a result of a purchase of such security.

Fundamental Policies

The following investment limitations are fundamental policies of the Funds, which cannot be changed with respect to a Fund without the consent of the holders of a majority of the Fund's outstanding shares. The term "majority of outstanding shares" means the vote of: (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy; or (ii) more than 50% of a Fund's outstanding shares, whichever is less.

A Fund may:

  1.  Borrow money, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  2.  Make loans, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  3.  Purchase or sell commodities, commodities contracts and real estate, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  4.  Underwrite securities issued by other persons, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

Each of the Multi-Asset Income and Multi-Asset Capital Stability Funds may:

  1.  Purchase securities of an issuer, except if it would cause the Fund to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

A Fund may not:

  1.  Concentrate its investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time, except that each Fund may invest without limitation in: (i) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and (ii) tax-exempt obligations of state or municipal governments and their political subdivisions.

  2.  Issue senior securities, as such term is defined under the 1940 Act, the rules or regulations thereunder or any exemption therefrom as amended or interpreted from time to time, except as permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

Non-Fundamental Policies

The following limitations are non-fundamental policies of the Funds and may be changed by the Board without a vote of shareholders.

A Fund may not:

  1.  Pledge, mortgage or hypothecate assets except to secure permitted borrowings or related to the deposit of assets in escrow or the posting of collateral in segregated accounts in compliance with the asset segregation requirements imposed by Section 18 of the 1940 Act, or any rule or SEC staff interpretation thereunder.

  2.  Purchase or hold illiquid securities, i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

  3.  Purchase any securities that would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, except that each Fund may invest without limitation in: (i) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and (ii) tax-exempt obligations of state or municipal governments and their political subdivisions.

  4.  Borrow money in an amount exceeding 33 1/3% of the value of its total assets, including the amount borrowed (not including temporary borrowings not in excess of 5% of its total assets), provided that, for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowings.

  5.  Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

  6.  Invest in unmarketable interests in real estate limited partnerships or invest directly in real estate except as permitted by the 1940 Act. For the avoidance of doubt, the foregoing policy does not prevent a Fund from, among other things; purchasing marketable securities of companies that deal in real estate or interests therein (including REITs).

Each Fund may:

  1.  Purchase or sell financial and physical commodities, commodity contracts based on (or relating to) physical commodities or financial commodities and securities and derivative instruments whose values are derived from (in whole or in part) physical commodities or financial commodities.

Each of the Multi-Asset Income and Multi-Asset Capital Stability Funds may not:

  1.  With respect to 75% of its assets: (i) purchase the securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer.

The following descriptions of the 1940 Act may assist shareholders in understanding the above policies and restrictions.

Diversification. Under the 1940 Act, a diversified investment management company, as to 75% of its total assets, may not purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agents or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be held by the fund. The Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds are non-diversified investment management companies.

Concentration. The SEC has presently defined concentration as investing 25% or more of an investment company's net assets in an industry or group of industries, with certain exceptions.

Borrowing. The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets, including the amount borrowed (not including temporary borrowings not in excess of 5% of its total assets).

Senior Securities. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

Lending. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies. Each Fund's non-fundamental investment policy on lending is set forth above.

Underwriting. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

Real Estate. The 1940 Act does not directly restrict a fund's ability to invest in real estate, but does require that every fund have a fundamental investment policy governing such investments. The Funds have adopted a fundamental policy that would permit direct investment in real estate. However, the Funds have a non-fundamental investment limitation that prohibits them from investing directly in real estate. This non-fundamental policy may be changed only by vote of the Board.

THE ADMINISTRATOR AND TRANSFER AGENT

General. SEI Investments Global Funds Services (the "Administrator"), a Delaware statutory trust, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456. The Administrator also serves as the transfer agent for the Funds. SIMC, a wholly owned subsidiary of SEI Investments Company ("SEI"), is the owner of all beneficial interest in the Administrator and transfer agent. SEI and its subsidiaries and affiliates, including the Administrator, are leading providers of fund evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.

Administration Agreement with the Trust. The Trust and the Administrator have entered into an administration and transfer agency agreement (the "Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative and transfer agency services or employs certain other parties, including its affiliates, who provide such services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

The Administration Agreement shall remain effective for the initial term of the Agreement and each renewal term thereof unless earlier terminated: (i) by a vote of a majority of the Trustees of the Trust on not less than 60 days' written notice to the Administrator; or (ii) by the Administrator on not less than 90 days' written notice to the Trust.

Administration Fees. For its administrative services, the Administrator receives a fee, which is calculated based upon the aggregate average daily net assets of the Trust and paid monthly by each Fund at the following annual rates:

Fund	Administration Fee
Multi-Asset Accumulation Fund	0.35%
Multi-Asset Income Fund	0.35%
Multi-Asset Inflation Managed Fund	0.35%
Multi-Asset Capital Stability Fund	0.35%

THE ADVISER AND THE SUB-ADVISERS

General. SIMC is a wholly owned subsidiary of SEI (NASDAQ: SEIC), a leading global provider of outsourced asset management, investment processing and investment operations solutions. The principal business address of SIMC and SEI is One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI was founded in 1968 and is a leading provider of investment solutions to banks, institutional investors, investment advisers and insurance companies. As of January 31, 2012, SIMC and its affiliates served as adviser to 24 investment companies, including 182 portfolios. As of December 31, 2011, SIMC had approximately $92 billion in assets under management.

Manager of Managers Structure. SIMC is the investment adviser for each of the Funds and operates as a "manager of managers." SIMC and the Trust have obtained an exemptive order from the SEC that permits SIMC, with the approval of the Board, to retain unaffiliated investment sub-advisers for a Fund without submitting the sub-advisory agreements to a vote of the Fund's shareholders. Among other things, the exemptive relief permits the non-disclosure of amounts payable by SIMC under such sub-advisory agreements. The Trust will notify shareholders in the event of any change in the identity of the Sub-Advisers.

Subject to Board review, SIMC allocates and, when appropriate, reallocates the Funds' assets among the Sub-Advisers, monitors and evaluates Sub-Adviser performance and oversees Sub-Adviser compliance with the Funds' investment objectives, policies and restrictions. The Sub-Advisers are selected based primarily upon the research and recommendation of SIMC, which evaluates quantitatively and qualitatively a Sub-Adviser's skills and investment results in managing assets for specific asset classes, investment styles and strategies. SIMC has ultimate responsibility for the investment performance of the Funds due to its responsibility to oversee the Sub-Advisers and recommend their hiring, termination and replacement.

Advisory and Sub-Advisory Agreements. The Trust and SIMC have entered into an investment advisory agreement (the "Advisory Agreement"). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to the Funds and, as described below, may directly manage a portion of the Fund's assets under certain circumstances. Pursuant to separate sub-advisory agreements (the "Sub-Advisory Agreements" and, together with the Advisory Agreement, the "Investment Advisory Agreements") with SIMC, and under the supervision of SIMC and the Board, one or more Sub-Advisers are responsible for the day-to-day investment management of all or a distinct portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to the Funds.

The Advisory Agreement and certain of the Sub-Advisory Agreements provide that SIMC (or any Sub-Adviser) shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder. In addition, certain of the Sub-Advisory Agreements provide that a Sub-Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

After its initial two year term, the continuance of each Investment Advisory Agreement must be specifically approved at least annually: (i) by the vote of a majority of the outstanding shares of that Fund or by the Trustees; and (ii) by the vote of a majority of the Trustees who are not parties to such Investment Advisory Agreement or "interested persons" (as defined under the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each Investment Advisory Agreement will terminate automatically in the event of its assignment and is terminable at any time without penalty by the Trustees of the Trust or, with respect to a Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days' nor more than 60 days' written notice to SIMC or a Sub-Adviser, as applicable, or by SIMC or a Sub-Adviser, as applicable, on 90 days' written notice to the Trust.

Advisory and Sub-Advisory Fees. For these advisory services, SIMC receives a fee, which is calculated daily and paid monthly at the following annual rates (shown as a percentage of the average daily net assets of each Fund):

Multi-Asset Accumulation Fund	0.75%
Multi-Asset Income Fund	0.60%
Multi-Asset Inflation Managed Fund	0.55%
Multi-Asset Capital Stability Fund	0.40%

SIMC pays the Sub-Advisers a fee out of its advisory fee, which is based on a percentage of the average monthly market value of the assets managed by each Sub-Adviser.

The Sub-Advisers.

ALLIANCEBERNSTEIN L.P.—AllianceBernstein L.P. ("AllianceBernstein") serves as a Sub-Adviser to a portion of the assets of the Multi-Asset Inflation Managed (and its Subsidiary) and Multi-Asset Capital Stability Funds. As of September 30, 2011, AllianceBernstein is 63.06% owned by AXA Financial, Inc.,

26.10% owned by the public and 10.84% owned by AllianceBernstein directors, officers and employees. AXA Financial, Inc. is a wholly owned subsidiary of AXA, one of the world's largest global financial services organizations.

AQR CAPITAL MANAGEMENT, LLC—AQR Capital Management, LLC ("AQR") serves as a Sub-Adviser to a portion of the assets of the Multi-Asset Accumulation Fund (and its Subsidiary). AQR, a Delaware limited liability company founded in 1998, is a wholly owned subsidiary of AQR Capital Management Holdings, LLC ("Holdings"), which has no activities other than holding the interests of AQR. Holdings is majority-owned by AQR's principals, and Clifford Asness, Ph.D. may be deemed to control AQR indirectly through his significant ownership interest in Holdings.

GUGGENHEIM PARTNERS ASSET MANAGEMENT, LLC—Guggenheim Partners Asset Management, LLC ("GPAM") serves as a Sub-Adviser to a portion of the assets of Multi-Asset Income Fund. GPAM, a Delaware limited liability company, was founded in 2005 and registered with the SEC in 2006. GPAM is an indirect subsidiary of Guggenheim Partners, LLC.

Portfolio Management

AllianceBernstein

Compensation. SIMC pays AllianceBernstein a fee based on the assets under management of the Multi-Asset Inflation Managed (and its Subsidiary) and Multi-Asset Capital Stability Funds as set forth in an investment sub-advisory agreement between AllianceBernstein and SIMC. AllianceBernstein pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Multi-Asset Inflation Managed (and its Subsidiary) and Multi-Asset Capital Stability Funds. The following information relates to the period ended September 30, 2011.

AllianceBernstein's compensation program for investment professionals is designed to reflect their ability to generate long-term investment success for AllianceBernstein's clients. Investment professionals do not receive any direct compensation based upon the investment returns of any individual client account, nor is compensation tied directly to the level or change in the level of assets under management. Investment professionals' annual compensation is comprised of the following:

(i) Fixed base salary: This is generally the smallest portion of compensation. The base salary is a relatively low, fixed salary within a similar range for all investment professionals. The base salary does not change significantly from year to year and hence is not particularly sensitive to performance.

(ii) Discretionary incentive compensation in the form of an annual cash bonus: AllianceBernstein's overall profitability determines the total amount of incentive compensation available to investment professionals. This portion of compensation is determined subjectively based on qualitative and quantitative factors. In evaluating this component of an investment professional's compensation, AllianceBernstein considers the contribution to his/her team or discipline as it relates to that team's overall contribution to the long-term investment success, business results and strategy of AllianceBernstein. Quantitative factors considered include, among other things, relative investment performance (e.g., by comparison to competitor, peer group funds or similar styles of investments) and consistency of performance. There are no specific formulas used to determine this part of an investment professional's compensation, and the compensation is not tied to any pre-determined or specified level of performance. AllianceBernstein also considers qualitative factors such as the complexity and risk of investment strategies involved in the style or type of assets managed by the investment professional, success of marketing/business development efforts and client servicing, seniority/length of service with the firm, management and supervisory responsibilities and fulfillment of AllianceBernstein's leadership criteria.

(iii) Discretionary incentive compensation in the form of awards under AllianceBernstein's Partners Compensation Plan ("deferred awards"): AllianceBernstein's overall profitability determines the total amount of deferred awards available to investment professionals. The deferred awards are allocated among investment professionals based on criteria similar to those used to determine the annual cash bonus. Deferred awards, in the form of AllianceBernstein publicly traded units, vest over a four-year period and are generally forfeited if the employee resigns or AllianceBernstein terminates his or her employment.

Contributions under AllianceBernstein's Profit Sharing/401(k) Plan: The contributions are based on AllianceBernstein's overall profitability. The amount and allocation of the contributions are determined at the sole discretion of AllianceBernstein.

Ownership of Fund Shares. As of September 30, 2011, AllianceBernstein's portfolio managers did not beneficially own any shares of the Multi-Asset Inflation Managed and Multi-Asset Capital Stability Funds.

Other Accounts. As of September 30, 2011, in addition to the Multi-Asset Inflation Managed and Multi-Asset Capital Stability Funds, AllianceBernstein's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts		Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Jonathan Ruff, CFA	3	$386	0		$0	0	$0
	0	$0	0		$0	0	$0
Michael DePalma	3	$2,095	2		$494	38	$4,639
	0	$0	0		$0	0	$0
Ashwin Alankar	0	$0	0		$0	0	$0
	0	$0	0		$0	0	$0
Eugene Shen	0	$0	0		$0	0	$0
	0	$0	0		$0	0	$0
Leon Zhu, CFA	2	$5	14		$934	0	$0
	0	$0	3	*	$96	0	$0

*  These accounts are subject to a performance-based advisory fee.

Conflicts of Interest. AllianceBernstein has developed policies and procedures (including oversight monitoring) reasonably designed to detect, manage and mitigate the effects of actual or potential conflicts of interest in the area of employee personal trading, managing multiple accounts for multiple clients, including AllianceBernstein Mutual Funds, and allocating investment opportunities. Investment professionals, including portfolio managers and research analysts, are subject to the above-mentioned policies and oversight monitoring to ensure that all clients are treated equitably.

Employee Personal Trading. AllianceBernstein has adopted a Code of Business Conduct and Ethics that is designed to detect and prevent conflicts of interest when investment professionals and other personnel of AllianceBernstein own, buy or sell securities that may be owned by, or bought or sold for, clients. Personal securities transactions by an employee may raise a potential conflict of interest when an employee owns or trades in a security that is owned or considered for purchase or sale by a client or recommended for purchase or sale by an employee to a client. Subject to the reporting requirements and other limitations of its Code of Business Conduct and Ethics, AllianceBernstein permits its employees to engage in personal securities transactions and also allows them to acquire investments in the AllianceBernstein Mutual Funds through direct purchase, 401(k)/profit sharing plan investment and/or notionally in connection with deferred incentive compensation awards. AllianceBernstein's Code of Ethics and Business Conduct requires disclosure of all personal accounts and maintenance of brokerage accounts with designated broker-dealers approved by AllianceBernstein. The Code of Ethics and Business Conduct also requires pre-clearance of all securities transactions (except transactions in open-end mutual funds) and imposes a 90-day holding period for securities purchased by employees to discourage short-term trading.

Managing Multiple Accounts for Multiple Clients. The investment professional teams that manage the Multi-Asset Inflation Managed and Multi-Asset Capital Stability Funds have responsibility for managing all or a portion of the investments of multiple accounts with a common investment strategy, including other registered investment companies, unregistered investment vehicles (such as hedge funds), pension plans, separate accounts, collective trusts and charitable foundations. Potential conflicts of interest may arise when an investment professional has responsibilities for the investments of more than one account because the investment professional may be unable to devote equal time and attention to each account. Accordingly, AllianceBernstein has compliance policies and oversight to manage these conflicts.

Allocating Investment Opportunities. In addition, the investment professionals may have to decide how to select and allocate investment opportunities among accounts. Portfolio holdings, position sizes and industry and sector exposures tend to be similar across similar accounts, which minimizes the potential for conflicts of interest. Nevertheless, investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as cash position, tax status, risk tolerance and investment restrictions or for other reasons. Potential conflicts of interest may also occur when AllianceBernstein has received an incentive, such as a performance-based management fee, relating to an account. An investment professional may devote more time to developing and analyzing investment strategies and opportunities or allocating securities preferentially to the account for which AllianceBernstein could share in investment gains. As noted above, AllianceBernstein has procedures designed to ensure that information relevant to investment decisions is disseminated fairly and investment opportunities are allocated equitably among different clients.

AQR

Compensation. SIMC pays AQR a fee based on the assets under management of the Multi-Asset Accumulation Fund (and its Subsidiary) as set forth in an investment sub-advisory agreement between AQR and SIMC. AQR pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Multi-Asset Accumulation Fund (and its Subsidiary). The following information relates to the period ended September 30, 2011.

The compensation for each of the portfolio managers that are a Principal of AQR is in the form of distributions based on the revenues generated by AQR. Distributions to each portfolio manager are based on cumulative research, leadership and other contributions to AQR. Revenue distributions are also a function of assets under management and performance of the funds managed by AQR. There is no direct linkage between performance and compensation; however, there is an indirect linkage in that superior performance tends to attract assets and thus increases revenues.

The compensation for each of the portfolio managers that are not Principals of AQR primarily consists of a fixed base salary and a discretionary bonus. Under AQR's salary administration system, salary increases are granted on a merit basis, and in this regard, salaries are reviewed at least annually under a formal review program. Job performance contributes significantly to the determination of any salary increase; other factors, such as seniority and contributions to AQR are also considered. Discretionary bonuses are determined by the portfolio manager's individual performance, including efficiency, contributions to AQR and quality of work performed. A portfolio manager's performance is not based on any specific fund's or strategy's performance, but is affected by the overall performance of AQR.

Ownership of Fund Shares. As of September 30, 2011, AQR's portfolio managers did not beneficially own any shares of the Multi-Asset Accumulation Fund.

Other Accounts. As of September 30, 2011, AQR's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager†	Number of Accounts	Total Assets	Number of Accounts		Total Assets	Number of Accounts		Total Assets
Brian Hurst	5	$2,061,606,811	34		$10,839,404,762	25		$6,566,017,131
	0	$0	12	*	$4,064,977,717	3	*	$854,412,008
Michael Mendelson	3	$1,531,344,109	19		$5,870,351,656	0		$0
	0	$0	5	*	$1,028,522,060	0		$0
Yao Hua Ooi	5	$2,061,606,811	16		$5,918,321,717	0		$0
	0	$0	4	*	$1,076,492,121	0		$0

†  AQR utilizes a team-based approach to portfolio management, and each of the portfolio managers listed above are jointly responsible for the management of a portion of the accounts listed in each category.

*  These accounts are subject to a performance-based advisory fee.

Conflicts of Interest. AQR's portfolio managers' management of other accounts may give rise to potential conflicts of interest in connection with their management of the Multi-Asset Accumulation Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts might have similar investment objectives as the Multi-Asset Accumulation Fund or hold, purchase or sell securities that are eligible to be held, purchased or sold by the Multi-Asset Accumulation Fund. AQR does not believe that these conflicts, if any, are material or, to the extent any such conflicts are material, AQR believes that it has designed policies and procedures to manage those conflicts in an appropriate way.

A potential conflict of interest may arise as a result of AQR's portfolio managers' day-to-day management of the Multi-Asset Accumulation Fund. Because of their positions with the Multi-Asset Accumulation Fund, the portfolio managers know the size, timing and possible market impact of Multi-Asset Accumulation Fund trades. It is theoretically possible that AQR's portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of the Multi-Asset Accumulation Fund. However, AQR has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

A potential conflict of interest may arise as a result of AQR's portfolio managers' management of the Multi-Asset Accumulation Fund and other accounts, which, in theory, may allow them to allocate investment opportunities in a way that favors other accounts over the Multi-Asset Accumulation Fund. This conflict of interest may be exacerbated to the extent that AQR or its portfolio managers receive, or expect to receive, greater compensation from their management of the other accounts (some of which receive a base and incentive fee) than from the Multi-Asset Accumulation Fund. Notwithstanding this theoretical conflict of interest, it is AQR's policy to manage each account based on its investment objectives and related restrictions and, as discussed above, AQR has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions. For example, while AQR's portfolio managers may buy for other accounts securities that differ in identity or quantity from securities bought for the Multi-Asset Accumulation Fund, such securities might not be suitable for the Multi-Asset Accumulation Fund given its investment objectives and related restrictions. Subject to applicable laws and/or client restrictions, AQR may buy, sell or hold securities for a client or proprietary account while entering into a different or opposite investment decision for other client or proprietary accounts. Hence, AQR may purchase or sell the same securities for more than one advisory client account (or proprietary account) on the same day (including at the same time) in the same direction, the opposite direction or a combination of the two directions. There may be potential disadvantages when more than one client account simultaneously seeks to buy or sell commonly held securities and other investment positions. Also, client accounts may hold securities whose issuers are subject to a merger or are issuing convertible securities and are subsequently invested in by funds managed by AQR.

In general, clients may take an opposite investment position (i.e., a long position versus a short position) in the same security held by other clients.

AQR's portfolio managers and investment personnel are all responsible for determining the investment decisions across all of AQR's accounts and funds, including accounts with performance-based fees. As a registered investment adviser and a fiduciary, AQR must exercise due care to ensure that investment opportunities are allocated equitably among all client accounts. It is AQR's policy to provide consistent treatment of client accounts with similar investment guidelines when possible.

GPAM

Compensation. SIMC pays GPAM a fee based on the assets under management of the Multi-Asset Income Fund as set forth in an investment sub-advisory agreement between GPAM and SIMC. GPAM pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Multi-Asset Income Fund. The following information relates to the period ended September 30, 2011.

The portfolio managers' compensation consists of an annual salary and the potential for two discretionary awards through a short-term incentive plan and a long-term incentive plan.

The short-term incentive award is designed to create an annual pool funded through the retention of a percentage of revenue on those assets managed by the investment team. Senior management then determines individual allocations based primarily on contribution to pre-tax investment performance over the most recent one year period as well as a number of more subjective factors, including enhancements to existing products, creation of new products and concepts, support of sales, marketing and client service and contributions to the advancement of the organization as a whole.

Certain portfolio managers are also incented through a long-term incentive plan, which is designed to reward the portfolio managers on the growth of the business as a whole. This pool funds over a three year timeframe based on the operating income growth of the business. Units, which represent the percentage of the pool, are allocated over time to individuals based upon the portfolio managers' contributions to the company's success as determined by management.

Ownership of Fund Shares. As of September 30, 2011, GPAM's portfolio managers did not beneficially own any shares of the Multi-Asset Income Fund.

Other Accounts. As of September 30, 2011, in addition to the Multi-Asset Income Fund, GPAM's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts		Total Assets (in millions)	Number of Accounts		Total Assets (in millions)
Scott Minerd	6	$809	4		$2,002	19		$44,118
	0	$0	3	*	$1,955	0		$0
Anne Walsh	5	$729	2		$1,954	29		$49,857
	0	$0	2	*	$1,954	1	*	$297
Farhan Sharaff	2	$232	6		$80	3		$276
	0	$0	2	*	$18	0		$0

*  These accounts are subject to a performance-based advisory fee.

Conflicts of Interest. From time to time, potential conflicts of interest may arise between a portfolio manager's management of the investments of the Fund, on the one hand, and the management of other registered investment companies, pooled investment vehicles and other accounts, on the other. The other accounts might have similar investment objectives or strategies as the Fund, track the same indices the Fund tracks or otherwise hold, purchase or sell securities that are eligible to be held, purchased or sold by the Fund. The other accounts might also have different investment objectives or strategies than the Fund.

Allocation of Limited Time and Attention. A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

Knowledge and Timing of Fund Trades. A potential conflict of interest may arise as a result of a portfolio manager's day-to-day management of a Fund. Because of his or her position with a Fund, the portfolio manager knows the size, timing and possible market impact of the Fund's trades. It is theoretically possible that the portfolio manager could use this information to the advantage of other accounts and to the possible detriment of the Fund.

Investment Opportunities. A potential conflict of interest may arise as a result of a portfolio manager's management of a number of accounts with comparable investment guidelines. An investment opportunity may be suitable for both the Fund and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both a Fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by a Fund and another account. GPAM has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Selection of Brokers/Dealers. Portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds and/or accounts that they supervise. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the 1934 Act, as amended), which may result in the payment of higher brokerage fees than might otherwise be available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to a Fund, a portfolio manager's decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.

Performance Fees. A portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to accounts with a heavily performance-oriented fee.

DISTRIBUTION AND SHAREHOLDER SERVICING

General. SEI Investments Distribution Co. (the "Distributor"), serves as each Fund's distributor. The Distributor, a wholly owned subsidiary of SEI, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Distribution Agreement with the Trust. The Distributor serves as each Fund's Distributor pursuant to a distribution agreement (the "Distribution Agreement") with the Trust. The Distribution Agreement shall be reviewed and ratified at least annually by (i) either the vote of a majority of the Trustees of the Trust, or the vote of a majority of the outstanding voting securities of the Trust; and (ii) the vote of a majority of those Trustees of the Trust who are not parties to the Distribution Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on the approval.

The terms "vote of a majority of the outstanding voting securities" and "interested persons" shall have the respective meanings specified in the 1940 Act. The Distribution Agreement will terminate in the event of any assignment, as defined in the 1940 Act, and is terminable with respect to each Fund on not less than 60 days' notice by the Trust's Trustees, by vote of a majority of the outstanding shares of the Fund or by the Distributor. The Distributor will receive no compensation for the distribution of Class A Shares of the Funds.

The Trust has adopted a shareholder servicing plan for its Class A Shares (the "Shareholder Servicing Plan") and an administrative servicing plan (the "Administrative Servicing Plan") for the Class A Shares of the Funds. Under the Shareholder Servicing Plan and Administrative Servicing Plan, the Distributor may perform, or may compensate other service providers for performing, the following administrative services: (i) providing sub-accounting with respect to shares beneficially owned by clients; (ii) providing information periodically to clients showing their positions in shares; (iii) forwarding shareholder communications from the Funds (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to clients; (iv) processing purchase, exchange and redemption requests from clients and placing such orders with the Funds or their service providers; (v) processing dividend payments from the Funds on behalf of its clients; and (vi) providing such other similar services as the Funds may, through the Distributor, reasonably request to the extent that the service provider is permitted to do so under applicable laws or regulations.

Distribution Expenses Incurred by Adviser. The Funds are sold primarily through independent registered investment advisers, financial planners, bank trust departments and other financial advisors ("Financial Advisors") who provide their clients with advice and services in connection with their investments in the SEI Funds. SEI Funds are typically combined into complete investment portfolios and strategies using asset allocation techniques to serve investor needs. In connection with its distribution activities, SIMC and its affiliates may provide Financial Advisors, without charge, asset allocation models and strategies, custody services, risk assessment tools and other investment information and services to assist the Financial Advisor in providing advice to investors.

SIMC may hold conferences, seminars and other educational and informational activities for Financial Advisors for the purpose of educating Financial Advisors about the Fund and other investment products offered by SIMC or its affiliates. SIMC may pay for lodging, meals and other similar expenses incurred by Financial Advisors in connection with such activities. SIMC also may pay expenses associated with joint marketing activities with Financial Advisors, including, without limitation, seminars, conferences, client appreciation dinners, direct market mailings and other marketing activities designed to further the promotion of the Funds. In certain cases, SIMC may make payments to Financial Advisors or their employers in connection with their solicitation or referral of investment business, subject to any regulatory requirements for disclosure to and consent from the investor. All such marketing expenses and solicitation payments are paid by SIMC or its affiliates out of their past profits or other available resources and are not charged to the Funds.

Many Financial Advisors may be affiliated with broker-dealers. SIMC and its affiliates may pay compensation to broker-dealers or other financial institutions for services such as, without limitation, providing the Funds with "shelf space" or a higher profile for the firm's associated Financial Advisors and their customers, placing the Funds on the firm's preferred or recommended fund list, granting the Distributor access to the firm's associated Financial Advisors, providing assistance in training and educating the firm's personnel, allowing sponsorship of seminars or informational meetings and furnishing marketing support and other specified services. These payments may be based on the average net assets of SEI Funds attributable to that broker-dealer, gross or net sales of SEI Funds attributable to that broker-dealer, a negotiated lump sum payment or other appropriate compensation for services rendered.

Payments may also be made by SIMC or its affiliates to financial institutions to compensate or reimburse them for administrative or other client services provided such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other shareholder services. These fees may be used by the financial institutions to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans. The foregoing payments may be in addition to any shareholder servicing fees paid to a financial institution in accordance with the Funds' Shareholder Servicing Plan or Administrative Servicing Plan.

The payments discussed above may be significant to the financial institutions receiving them, and may create an incentive for the financial institutions or their representatives to recommend or offer shares of the SEI Funds to their customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of its past profits or other available resources.

Although the Funds may use broker-dealers that sell Fund shares to effect transactions for a Fund's portfolios, the Funds, SIMC and the Sub-Advisers will not consider the sale of Fund shares as a factor when choosing broker-dealers to effect those transactions and will not direct brokerage transactions to broker-dealers as compensation for the sales of Fund shares.

TRUSTEES AND OFFICERS OF THE TRUST

Board Responsibilities. The management and affairs of the Trust and its series, including the Funds described in this SAI, are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. Each Trustee is responsible for overseeing the Funds and each fund of SEI Institutional Managed Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Alpha Strategy Portfolios, LP and Adviser Managed Trust, which currently consists of 89 funds and includes funds not described in this SAI. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.

Like most mutual funds, the day-to-day business of the Trust, including the management of risk, is performed by third party service providers, such as SIMC, the Distributor and the Administrator. The Trustees are responsible for overseeing the Trust's service providers and thus have oversight responsibility with respect to risk management performed by those service providers. Risk management seeks to identify and address risks, i.e., events or circumstances that could have adverse material effects on the business, operations, shareholder services, investment performance or reputation of the Funds. The Funds and their service providers employ a variety of processes, procedures and controls to identify risks, lessen the probability of their occurrence and/or to mitigate the effects of such risks if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust's business (e.g., SIMC is responsible for the investment performance of the Funds and, along with the Board, is responsible for the oversight of the Funds' Sub-Advisers, which, in turn, are responsible for the day-to-day management of the Funds' portfolio investments) and, consequently, for managing the risks associated with that business. The Board has emphasized to the Funds' service providers the importance of maintaining vigorous risk management.

The Trustees' role in risk oversight begins before the inception of a Fund, at which time SIMC presents to the Board information concerning the investment objectives, strategies and risks of the Fund as well as proposed investment limitations for the Fund. Additionally, each Sub-Adviser and SIMC provides the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board continues its oversight function as various personnel, including the Trust's Chief Compliance Officer, as well as personnel of SIMC and other service providers, such as the Fund's independent accountants, make periodic reports to the Audit Committee or to the Board with respect to various aspects of risk management. The Board and the Audit Committee oversee efforts by management and service providers to manage risks to which the Funds may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the Funds by the Adviser and Sub-Advisers and receives information about those services at its regular meetings. In addition, in connection with its consideration of whether to annually renew the Advisory Agreement between the Trust, on behalf of the Funds, and SIMC and the various Sub-Advisory Agreements between SIMC and the Sub-Advisers with respect to the Funds, the Board annually meets with SIMC and, at least every other year, the Sub-Advisers, to review such services. Among other things, the Board regularly considers the Adviser's and each Sub-Adviser's adherence to the Funds' investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations.

The Trust's Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues and Fund, Adviser and Sub-Adviser risk assessments. At least annually, the Trust's Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust's policies and procedures and those of its service providers, including the Adviser and Sub-Advisers. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report, any material changes to the policies and procedures since the date of the last report, any recommendations for material changes to the policies and procedures and any material compliance matters since the date of the last report.

The Board receives reports from the Funds' service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities. The Trust's Fair Value Pricing Committee provides regular reports to the Board concerning investments for which market prices are not readily available or may be unreliable. The independent registered public accounting firm reviews with the Audit Committee its audit of the Funds' financial statements annually, focusing on major areas of risk encountered by the Funds and noting any significant deficiencies or material weaknesses in the Funds' internal controls. Additionally, in connection with its oversight function, the Board oversees Fund management's implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized and reported within the required time periods. The Board also oversees the Trust's internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust's financial reporting and the preparation of the Trust's financial statements.

From their respective reviews of these reports and discussions with SIMC, the Sub-Advisers, the Chief Compliance Officer, the independent registered public accounting firm and other service providers, the Board and the Audit Committee learn about the material risks of the Funds, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.

The Board recognizes that not all risks that may affect the Funds can be identified and/or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Funds' goals and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Reports received by the Trustees as to risk management matters are typically summaries of the relevant information. Most of the Funds' investment management and business affairs are carried out by or through SIMC, the Sub-Advisers and the Funds' other service providers, each of which has an independent interest in risk management and each of which has policies and methods by which one or more risk management functions are carried out. These risk management policies and methods may differ in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board's ability to monitor and manage risk, as a practical matter, is subject to limitations.

Members of the Board. There are eight members of the Board of Trustees, six of whom are not interested persons of the Trust, as that term is defined in the 1940 Act ("independent Trustees"). Robert Nesher, an interested person of the Trust, serves as Chairman of the Board. George Sullivan, Jr., an independent Trustee, serves as the lead independent Trustee. The Trust has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Trust made this determination in consideration of, among other things, the fact that the independent Trustees constitute a super-majority (75%) of the Board, the fact that the chairperson of each Committee of the Board is an independent Trustee, the amount of assets under management in the Trust and the number of funds (and classes of shares) overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the independent Trustees from Fund management.

The Board of Trustees has three standing committees: the Audit Committee, the Governance Committee and the Fair Value Pricing Committee. The Audit Committee and Governance Committee are each chaired by an independent Trustee and composed of all of the independent Trustees.

In his role as lead independent Trustee, Mr. Sullivan, among other things: (i) presides over Board meetings in the absence of the Chairman of the Board; (ii) presides over executive sessions of the independent Trustees; (iii) along with the Chairman of the Board, oversees the development of agendas for Board meetings; (iv) facilitates dealings and communications between the independent Trustees and management and among the independent Trustees; and (v) has such other responsibilities as the Board or independent Trustees determine from time to time.

Set forth below are the names, dates of birth, position with the Trust, the year in which the Trustee was elected, other directorships held and the principal occupations for the last five years of each of the persons currently serving as a Trustee of the Trust. There is no stated term of office for the Trustees of the Trust; however, a Trustee must retire from the Board by the end of the calendar year in which the Trustee turns 75 provided that, although there shall be a presumption that each Trustee attaining such age shall retire, the Board may, if it deems doing so to be consistent with the best interests of the Trust, and with the consent of any Trustee that is eligible for retirement, by unanimous vote, extend the term of such Trustee for successive periods of one year. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Interested Trustees.

ROBERT A. NESHER (DOB 08/17/46)—Chairman of the Board of Trustees* (since 1986)—President and Chief Executive Officer of the Trust, December 2005-present. SEI employee, 1974-present. President and Director of SEI Structured Credit Fund, LP. Director of SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Investments—Unit Trust Management (UK) Limited, SEI Multi-Strategy Funds PLC and SEI Global Nominee Ltd. Trustee/Director of The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Alpha Strategy Portfolios, LP and Adviser Managed Trust.

WILLIAM M. DORAN (DOB 05/26/40)—Trustee* (since 1986)—1701 Market Street, Philadelphia, PA 19103. Self-employed Consultant since 2003. Partner, Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, counsel to the Trust, SEI, SIMC, the Administrator and the Distributor. Director of SEI since 1974; Secretary of SEI since 1978. Director of the Distributor since 2003. Director of SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe), Limited, SEI Investments (Asia), Limited, SEI Asset Korea Co., Ltd., SEI Global Nominee Ltd. and SEI Investments—Unit Trust Management (UK) Limited. Trustee/Director of The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Alpha Strategy Portfolios, LP and Adviser Managed Trust.

Independent Trustees.

GEORGE J. SULLIVAN, JR. (DOB 11/13/42)—Trustee (since 1996)—Retired since January 2012. Self-employed Consultant, Newfound Consultants Inc., April 1997-December 2011. Member of the independent review committee for SEI's Canadian-registered mutual funds. Trustee/Director of State Street Navigator Securities Lending Trust, The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, Bishop Street Funds, SEI Structured Credit Fund, LP, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Alpha Strategy Portfolios, LP and Adviser Managed Trust.

ROSEMARIE B. GRECO (DOB 03/31/46)—Trustee (since 1999)—Founder and Principal, GRECOventures Ltd. (private management consulting firm), 1999-2002, March 2011-present. Senior Advisor to Governor, Governor's Office of Health Care Reform, Commonwealth of Pennsylvania, January 2009-January 2011. Director, Governor's Office of Health Care Reform, Commonwealth of Pennsylvania, January 2002-December 2008. Director, Sunoco, Inc. and Pennsylvania Real Estate Investment Trust until 2011. Director, Exelon Corporation. Trustee/Director of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Alpha Strategy Portfolios, LP and Adviser Managed Trust.

*  Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons (as that term is defined in the 1940 Act) of the Fund by virtue of their relationship with the Trust's Distributor and SIMC.

NINA LESAVOY (DOB 07/24/57)—Trustee (since 2003)—Founder and Managing Director, Avec Capital (strategic fundraising firm), since April 2008. Managing Director, Cue Capital (strategic fundraising firm), March 2002-March 2008. Trustee/Director of SEI Structured Credit Fund, LP, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Alpha Strategy Portfolios, LP and Adviser Managed Trust.

JAMES M. WILLIAMS (DOB 10/10/47)—Trustee (since 2004)—Vice President and Chief Investment Officer, J. Paul Getty Trust, Non Profit Foundation for Visual Arts, since December 2002. President, Harbor Capital Advisors and Harbor Mutual Funds, 2000-2002. Manager, Pension Asset Management, Ford Motor Company, 1997-1999. Trustee/Director of Ariel Mutual Funds, SEI Structured Credit Fund, LP, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Alpha Strategy Portfolios, LP and Adviser Managed Trust.

MITCHELL A. JOHNSON (DOB 03/01/42)—Trustee (since 2007)—Private Investor since 1994. Director, Federal Agricultural Mortgage Corporation (Farmer Mac). Trustee/Director of The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Alpha Strategy Portfolios, LP and Adviser Managed Trust.

HUBERT L. HARRIS, JR. (DOB 07/15/43)—Trustee (since 2008)—Retired since December 2005. Chief Executive Officer, INVESCO North America, August 2003-December 2005. Chief Executive Officer and Chair of the Board of Directors, AMVESCAP Retirement, Inc., January 1998-August 2003. Director of AMVESCAP PLC from 1993-2004. Director, Colonial Banc Group, Inc., 2003-2009. Chair of the Board of Trustees, Georgia Tech Foundation, Inc.(nonprofit corporation), 2007-2009, and member of the Executive Committee, 2003-2011; currently emeritus trustee. Director of St. Joseph's Translational Research Institute (nonprofit corporation), 2009-present. Member of the Board of Councilors of the Carter Center (nonprofit corporation). Trustee/Director of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Alpha Strategy Portfolios, LP and Adviser Managed Trust.

Individual Trustee Qualifications. The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Funds provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Funds and to exercise their business judgment in a manner that serves the best interests of the Funds' shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on their own experience, qualifications, attributes and skills as described below.

The Trust has concluded that Mr. Nesher should serve as Trustee because of the experience he has gained in his various roles with SEI Investments Company, which he joined in 1974, his knowledge of and experience in the financial services industry and the experience he has gained serving as trustee of the Trust since 1986.

The Trust has concluded that Mr. Doran should serve as Trustee because of the experience he gained serving as a Partner in the Investment Management and Securities Industry Practice of a large law firm, his experience in and knowledge of the financial services industry and the experience he has gained serving as trustee of the Trust since 1986.

The Trust has concluded that Mr. Sullivan should serve as Trustee because of the experience he gained as a certified public accountant and financial consultant, his experience in and knowledge of public company accounting and auditing and the financial services industry, the experience he gained as an officer of a large financial services firm in its operations department and his experience from serving as trustee of the Trust since 1996.

The Trust has concluded that Ms. Greco should serve as Trustee because of the experience she gained serving as a Director of several large public companies and as a Trustee of a real estate investment trust, the experience and knowledge she gained serving as President and Chief Executive Officer of a large commercial bank, her experience in and knowledge of the financial services industry and the experience she has gained serving as trustee of the Trust since 1999.

The Trust has concluded that Ms. Lesavoy should serve as Trustee because of the experience she gained as a Director of several private equity fundraising firms and marketing and selling a wide range of investment products to institutional investors, her experience in and knowledge of the financial services industry and the experience she has gained serving as trustee of the Trust since 2003.

The Trust has concluded that Mr. Williams should serve as Trustee because of the experience he gained as Chief Investment Officer of a non-profit foundation, the President of an investment management firm, the President of a registered investment company and the Manager of a public company's pension assets, his experience in and knowledge of the financial services industry and the experience he has gained serving as trustee of the Trust since 2004.

The Trust has concluded that Mr. Johnson should serve as Trustee because of the experience he gained as senior vice president, corporate finance of a Fortune 500 company, his experience in and knowledge of the financial services and banking industries, the experience he gained serving as a Director of other mutual funds and the experience he has gained serving as trustee of the Trust since 2007.

The Trust has concluded that Mr. Harris should serve as Trustee because of the experience he gained as Chief Executive Officer and Director of an investment management firm, the experience he gained serving on the Board of a public company, his experience in and knowledge of the financial services and banking industries and the experience he has gained serving as trustee of the Trust since 2008.

In its periodic assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board's overall composition so that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the Funds. Moreover, references to the qualifications, attributes and skills of Trustees are pursuant to requirements of the SEC, do not constitute holding out of the Board or any Trustee as having any special expertise or experience and shall not be deemed to impose any greater responsibility or liability on any such person or on the Board by reason thereof.

Board Standing Committees. The Board has established the following standing committees:

•  Audit Committee. The Board has a standing Audit Committee that is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: (i) recommending which firm to engage as the Trust's independent auditor and whether to terminate this relationship; (ii) reviewing the independent auditor's compensation, the proposed scope and terms of its engagement and the firm's independence; (iii) pre-approving audit and non-audit services provided by the Trust's independent auditor to the Trust and certain other affiliated entities; (iv) serving as a channel of communication between the independent auditor and the Trustees; (v) reviewing the results of each external audit, including any qualifications in the independent auditor's opinion, any related management letter, management's responses to recommendations made by the independent auditor in connection with the audit, reports submitted to the Audit Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; (vi) reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent auditor that arose in connection with the preparation of those financial statements; (vii) considering, in consultation with the independent auditor and the Trust's senior internal accounting executive, if any, the independent auditor's report on the adequacy of the Trust's internal financial controls; (viii) reviewing, in consultation with the Trust's independent auditor, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and (ix) other audit related matters. In addition, the Audit Committee is responsible for the oversight of the Trust's compliance program. Messrs. Sullivan, Williams, Johnson and Harris,

Ms. Greco and Ms. Lesavoy currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met four times during the Trust's most recently completed fiscal year.

•  Fair Value Pricing Committee. The Board has a standing Fair Value Pricing Committee that is composed of at least one Trustee and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibility of the Fair Value Pricing Committee is to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee's determinations are reviewed by the Board. Messrs. Nesher and Sullivan currently serve as the Board's delegates on the Fair Value Pricing Committee. The Fair Value Pricing Committee meets periodically, as necessary, and met 104 times during the Trust's most recently completed fiscal year.

•  Governance Committee. The Board has a standing Governance Committee that is composed of each of the Independent Trustees of the Trust. The Governance Committee operates under a written charter approved by the Board. The principal responsibilities of the Governance Committee include: (i) considering and reviewing Board governance and compensation issues; (ii) conducting a self assessment of the Board's operations; (iii) selecting and nominating all persons to serve as independent Trustees and evaluating the qualifications of "interested" (as that term is defined under the 1940 Act) Trustee candidates; and (iv) reviewing shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Governance Committee at the applicable Trust's offices. Messrs. Sullivan, Williams, Johnson and Harris, Ms. Greco and Ms. Lesavoy currently serve as members of the Governance Committee. The Governance Committee shall meet at the direction of its Chair as often as appropriate to accomplish its purpose. In any event, the Governance Committee shall meet at least once each year and shall conduct at least one meeting in person. The Governance Committee met once during the Trust's most recently completed fiscal year.

Fund Shares Owned by Board Members. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of each of the Funds and shares of funds in the Fund Complex (as described below) as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities and Exchange Act of 1934 (the "1934 Act"). The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

Name	Dollar Range of Fund Shares (Fund)*	Aggregate Dollar Range of Shares (Fund Complex)*
Interested
Mr. Nesher	N/A	Over $100,000
Mr. Doran	N/A	Over $100,000
Independent
Mr. Sullivan	N/A	Over $100,000
Ms. Greco	N/A	$50,001-$100,000
Ms. Lesavoy	N/A	None
Mr. Williams	N/A	None
Mr. Johnson	N/A	$50,001-$100,000
Mr. Harris	N/A	None

*  Valuation date is December 31, 2011. The Fund Complex currently consists of 89 portfolios of the following trusts: SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Alpha Strategy Portfolios, LP and Adviser Managed Trust.

Board Compensation. The Trust and the Fund Complex paid the following fees to the Trustees during its most recently completed fiscal year.

Name	Aggregate Compensation	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Trust and Fund Complex**
Interested
Mr. Nesher	$0	$0	$0	$0
Mr. Doran	$0	$0	$0	$0
Independent
Mr. Storey*	$10,967.42	$0	$0	$44,412.50
Mr. Sullivan	$55,464.45	$0	$0	$227,412.50
Ms. Greco	$48,143.21	$0	$0	$197,412.50
Ms. Lesavoy	$48,143.21	$0	$0	$197,412.50
Mr. Williams	$48,143.21	$0	$0	$197,412.50
Mr. Johnson	$48,143.21	$0	$0	$197,412.50
Mr. Harris	$48,143.21	$0	$0	$197,412.50

*  Mr. Storey retired from the Board of Trustees as of December 8, 2010.

**  The Fund Complex currently consists of 89 portfolios of the following trusts: SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Alpha Strategy Portfolios, LP and Adviser Managed Trust.

Trust Officers. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as officers of the Trust. Unless otherwise noted, the business address of each officer is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456. None of the officers, except for Russell Emery, the Chief Compliance Officer ("CCO") of the Trust, receives compensation from the Trust for his or her services. The Trust's CCO serves in the same capacity for the other SEI trusts included in the Fund Complex, and the Trust pays its pro-rata share of the aggregate compensation payable to the CCO for his services.

Certain officers of the Trust also serve as officers to one or more mutual funds to which SEI or its affiliates act as investment adviser, administrator or distributor.

The officers of the Trust have been elected by the Board. Each officer shall hold office until the election and qualification of his or her successor or until earlier resignation or removal.

ROBERT A. NESHER—(DOB 08/17/46)—President and Chief Executive Officer (since 2005)—See biographical information above under the heading "Interested Trustees."

TIMOTHY D. BARTO (DOB 03/28/68)—Vice President and Secretary (since 2002)—Vice President and Secretary of SEI Institutional Transfer Agent, Inc. since 2009. General Counsel and Secretary of SIMC and the Administrator since 2004. Vice President of SIMC and the Administrator since 1999. Vice President and Assistant Secretary of SEI since 2001.

PETER A. RODRIGUEZ (DOB 1/18/62)—Controller and Chief Financial Officer (since 2011)—Director, Funds Accounting, SEI Investments Global Funds Services since March 2011, September 2002 to March 2005 and 1997-2002. Director, Mutual Fund Trading, SEI Private Trust Company, May 2009 to February 2011. Director, Asset Data Services, Global Wealth Services, June 2006 to April 2009. Director, Portfolio Accounting, SEI Investments Global Funds Services, March 2005 to June 2006.

JOHN J. MCCUE (DOB 04/20/63)—Vice President (since 2004)—Director of Portfolio Implementations for SIMC, August 1995 to present. Managing Director of Money Market Investments for SIMC, January 2003-2005.

RUSSELL EMERY (DOB 12/18/62)—Chief Compliance Officer (since 2006)—Chief Compliance Officer of SEI Institutional Investments Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Liquid Asset Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II and Bishop Street Funds since March 2006. Chief Compliance Officer of SEI Structured Credit Fund, LP and SEI Alpha Strategy Portfolios, LP since June 2007. Chief Compliance Officer of Adviser Managed Trust since December 2010. Director of Investment Product Management and Development of SIMC, February 2003-March 2006.

AARON C. BUSER (DOB 11/19/70)—Vice President and Assistant Secretary (since 2008)—Vice President and Assistant Secretary of SEI Institutional Transfer Agent, Inc. since 2009. Vice President and Assistant Secretary of SIMC since 2007. Attorney, Stark & Stark (law firm), March 2004-July 2007.

DAVID F. MCCANN (DOB 03/19/76)—Vice President and Assistant Secretary (since 2009)—Vice President and Assistant Secretary of SEI Institutional Transfer Agent, Inc. since 2009. Vice President and Assistant Secretary of SIMC since 2008. Attorney, Drinker Biddle & Reath, LLP (law firm), May 2005-October 2008.

KERI E. ROHN (DOB 08/24/80)—Anti-Money Laundering Compliance Officer (since 2011) and Privacy Officer (since 2009)—Compliance Officer of SEI Investments Company, June 2003-present.

PROXY VOTING POLICIES AND PROCEDURES

The Funds have delegated proxy voting responsibilities to SIMC, subject to the Board's general oversight. In delegating proxy voting responsibilities, each Fund has directed that proxies be voted consistent with a Fund's best economic interests. SIMC has adopted its own proxy voting policies and guidelines for this purpose (the "Procedures"). As required by applicable regulations, SIMC has provided this summary of its Procedures concerning proxies voted by SIMC on behalf of each investment advisory client who delegates voting responsibility to SIMC, which includes the Funds (each a "Client"). The Procedures may be changed as necessary to remain current with regulatory requirements and internal policies and procedures.

SIMC votes proxies in the best economic interests of Clients. SIMC has elected to retain an independent proxy voting service (the "Service") to vote proxies for Client accounts, which votes proxies in accordance with Proxy Voting Guidelines (the "Guidelines") approved by SIMC's Proxy Voting Committee (the "Committee"). The Guidelines set forth the manner in which SIMC will vote on matters that may come up for shareholder vote. The Service will review each matter on a case-by-case basis, and vote the proxies in accordance with the Guidelines. For example, the Guidelines provide that SIMC will vote in favor of proposals to require shareholder ratification of any poison pill, shareholder proposals that request companies to adopt confidential voting, and for management proposals to do so, and shareholder social, workforce, and environmental proposals that create good corporate citizens while enhancing long-term shareholder value, and will vote against director nominees (or the Board) if it believes that a nominee (or the Board) has not served the economic long-term interests of shareholders.

Prior to voting a proxy, the Service makes available to SIMC its recommendation on how to vote in light of the Guidelines. SIMC retains the authority to overrule the Service's recommendation on any specific proxy proposal and to instruct the Service to vote in a manner determined by the Committee. Before doing so, the Committee will determine whether SIMC may have a material conflict of interest regarding the proposal. If the Committee determines that SIMC has such a material conflict, SIMC shall instruct the Service to vote in accordance with the Service's recommendation unless SIMC, after full disclosure to the Client of the nature of the conflict, obtains the Client's consent to voting in the manner determined by the Committee (or otherwise obtains instructions from the Client as to how to vote on the proposal).

With respect to proxies of an affiliated investment company or series thereof, the Committee will vote such proxies in the same proportion as the vote of all other shareholders of the investment company or series thereof (i.e., "echo vote" or "mirror vote").

For each proxy, SIMC maintains all related records as required by applicable law. A Client may obtain, without charge, a copy of SIMC's Procedures and Guidelines, or information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30, by calling SIMC at 1-800-DIAL-SEI, by writing to SIMC at One Freedom Valley Drive, Oaks, Pennsylvania 19456, or on the SEC's website at http://www.sec.gov.

PURCHASE AND REDEMPTION OF SHARES

Shares of each Fund may be purchased in exchange for securities included in the Fund subject to the Administrator's determination that the securities are acceptable. Securities accepted in an exchange will be valued at the market value. All accrued interest and subscription of other rights that are reflected in the market price of accepted securities at the time of valuation become the property of the Trust and must be delivered by the shareholder to the Trust upon receipt from the issuer. A shareholder may recognize a gain or a loss for federal income tax purposes in making the exchange.

The Administrator will not accept securities for a Fund unless: (i) such securities are appropriate in the Fund at the time of the exchange; (ii) such securities are acquired for investment and not for resale; (iii) the shareholder represents and agrees that all securities offered to the Trust for the Fund are not subject to any restrictions upon their sale by the Fund under the 1933 Act, or otherwise; (iv) such securities are traded on the American Stock Exchange, the New York Stock Exchange ("NYSE") or on NASDAQ in an unrelated transaction with a quoted sales price on the same day the exchange valuation is made or, if not listed on such exchanges or on NASDAQ, have prices available from an independent pricing service approved by the Board; and (v) the securities may be acquired under the investment restrictions applicable to the Fund.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or evaluation of the portfolio securities is not reasonably practicable, or for such other periods as the SEC may by order permit. The Trust also reserves the right to suspend sales of shares of one or more of the Funds for any period during which the NYSE, the Administrator, the advisers, the Distributor and/or the custodian are not open for business. Currently, the following holidays are observed by the Trust: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

It is currently the Trust's policy to pay for all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. Shareholders may incur brokerage charges in connection with the sale of such securities. However, a shareholder will at all times be entitled to aggregate cash redemptions from a Fund of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets in cash. A gain or loss for federal income tax purposes would be realized by a shareholder subject to taxation upon an in-kind redemption depending upon the shareholder's basis in the shares of the Fund redeemed.

Fund securities may be traded on foreign markets on days other than a Business Day or the net asset value of a Fund may be computed on days when such foreign markets are closed. In addition, foreign markets may close at times other than 4:00 p.m. Eastern Time. As a consequence, the net asset value of a share of a Fund may not reflect all events that may affect the value of the Fund's foreign securities unless an adviser determines that such events materially affect net asset value, in which case net asset value will be determined by consideration of other factors.

Certain shareholders in the Funds may obtain asset allocation services from SIMC and other financial intermediaries with respect to their investments in the Funds. If a sufficient amount of a Fund's assets are subject to such asset allocation services, the Fund may incur higher transaction costs and a higher portfolio turnover rate than would otherwise be anticipated as a result of redemptions and purchases of Fund shares pursuant to such services. Further, to the extent that SIMC is providing asset allocation services and providing investment advice to a Fund, it may face conflicts of interest in fulfilling its responsibilities because of the possible differences between the interests of its asset allocation clients and the interests of the Fund.

Use of Third-Party Independent Pricing Agents. The Funds' Pricing and Valuation Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board. However, when the change would not materially affect valuation of a Fund's net assets or involve a material departure in pricing methodology from that of the Fund's existing pricing agent or pricing methodology, Board approval may be obtained at the next regularly scheduled Board meeting after the change.

TAXES

The following is only a summary of certain additional federal tax considerations generally affecting the Funds and their shareholders that are not described in the Funds' Prospectus. No attempt is made to present a detailed explanation of the federal, state, local or foreign tax treatment of the Funds or their shareholders, and the discussion here and in the Funds' Prospectus is not intended as a substitute for careful tax planning.

This discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein and may have a retroactive effect with respect to the transactions contemplated herein.

Qualification as a Regulated Investment Company and Taxation of the Funds. Each Fund is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other Funds. Each Fund intends to qualify as a regulated investment company ("RIC") under Subchapter M of the Code so that it will be relieved of federal income tax on that part of its income that is distributed to shareholders. In order to qualify for treatment as a RIC, a Fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income plus the excess, if any, of net short-term capital gain over net long-term capital losses) ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies and net income derived from an interest in a qualified publicly traded partnership (the "90% Test"); (ii) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of a Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses, or the securities of one or more qualified publicly traded partnerships.

If a Fund fails to satisfy the qualifying income or diversification requirements in any taxable year, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the diversification requirements where the Fund corrects the failure within a specified period. If a Fund fails to qualify as a RIC for any year, and the relief provisions are not available, all of its income will be subject to federal income tax at regular corporate rates without any deduction for distributions to shareholders. In such case, its shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction and individuals may be able to benefit from the lower tax rates available to qualified dividend income (for tax years ending prior to December 31, 2012). In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a RIC. The Board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.

For taxable years beginning after December 22, 2010, a Fund may elect to treat part or all of any "qualified late year loss" as if it had been incurred in the succeeding taxable year in determining the Fund's taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such "qualified late year loss" as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar. A "qualified late year loss" generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (commonly referred to as "post-October losses") and certain other late-year losses.

Recently enacted legislation changed the treatment of capital loss carryovers for RICs. The new rules are similar to those that apply to capital loss carryovers of individuals and provide that such losses are carried over by a Fund indefinitely. Thus, if a Fund has a "net capital loss" (that is, capital losses in excess of capital gains) for a taxable year beginning after December 22, 2010, the excess of a Fund's net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of such Fund's next taxable year, and the excess (if any) of the Fund's net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund's next taxable year. Different rules apply to pre-enactment net capital losses which can only be carried forward to offset capital gains realized during the eight years following the year of the loss and are treated as a short-term capital loss in the year to which it is carried. Certain transition rules require post-enactment capital losses to be utilized first, which, depending on the circumstances for a Fund, may result in the expiration of unused pre-enactment losses. In addition, the carryover of capital losses may be limited under the general loss limitation rules if a Fund experiences an ownership change as defined in the Code. For more information about the amount of capital loss carry-forwards for the most recent fiscal year, please refer to the Annual Report of the Funds.

Excise Taxes. Notwithstanding the Distribution Requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain, a Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income for that year and 98.2% of its capital gain net income (the excess of short- and long-term capital gain over short- and long-term capital loss) for the one-year period ending on October 31 of that year, plus certain other amounts. Each Fund intends to make sufficient distributions to avoid liability for the federal excise tax, but can make no assurances that such tax will be completely eliminated. A Fund may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the investment advisor might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of a Fund to satisfy the requirements for qualification as a RIC.

Fund Distributions. If you are subject to tax, distributions of net short-term capital gains will be taxable to you as ordinary income. In general, distributions by a Fund of investment company taxable income, if any, whether received in cash or additional shares, will be taxable to you as ordinary income (to the extent of the current or accumulated earnings and profits of the Fund). All or a portion of these distributions (excluding net short-term capital gains) may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets)) to the extent that a Fund receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). In order for the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to the dividend paying stocks in its portfolio, and the shareholder must meet holding period and other requirements with respect to the Fund's shares. Distributions received by a Fund from another RIC (including an ETF that is taxable as a RIC) will be treated as qualified dividend income only to the extent so designated by such RIC. If you lend your Fund Shares, such as pursuant to securities lending arrangement, you may lose the ability to treat dividends (paid while the Shares are held by the borrower) as qualified dividend income. Absent further legislation, the reduced tax rates applicable to qualified dividend income will cease to apply to tax years beginning after December 31, 2012.

A Fund will inform you of the amount of your ordinary income dividends, qualified dividend income and capital gain distributions shortly after the close of each calendar year. If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual percentage of such income earned during the period of your investment in the Fund.

For non-corporate shareholders, long-term capital gains are currently taxed at a maximum rate of 15% and short-term capital gains are currently taxed at ordinary income tax rates. As noted above, absent further legislation, the reduced tax rates on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2012.

In the case of corporate shareholders, Fund distributions (other than capital gains distributions) generally qualify for the dividends-received deduction to the extent of the gross amount of qualifying dividends received by the Fund for the year. Generally, and subject to certain limitations (including certain holding period limitations), a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

A dividend or distribution received shortly after the purchase of shares reduces the net asset value of the shares by the amount of the dividend or distribution and, although in effect a return of capital, will be taxable to the shareholder. If the net asset value of shares were reduced below the shareholder's cost by dividends or distributions representing gains realized on sales of securities, such dividends or distributions would be a return of investment, though taxable to the shareholder in the same manner as other dividends or distributions.

Dividends declared to shareholders of record in October, November or December and actually paid in January of the following year will be treated as having been received by shareholders on December 31 of the calendar year in which declared. Under this rule, therefore, a shareholder may be taxed in one year on dividends or distributions actually received in January of the following year.

Recent legislation effective beginning in 2013 provides that U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) will be subject to a new 3.8% Medicare contribution tax on their "net investment income," including interest, dividends and capital gains (including capital gains realized on the sale or exchange of shares of a Fund).

Sale or Exchange of Shares. If you are subject to tax, any gain or loss recognized on a sale, exchange or redemption of shares of a Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be treated as a short-term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution. In addition, the loss realized on a sale or other disposition of shares will be disallowed to the extent a shareholder repurchases (or enters into a contract or option to repurchase) shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the shares). This loss disallowance rule will apply to shares received through the reinvestment of dividends during the 61-day period.

Legislation passed by Congress in 2008 requires the Fund (or its administrative agent) to report to the Internal Revenue Service ("IRS") and furnish to Fund shareholders the cost basis information for Fund shares purchased on or after January 1, 2012, and sold on or after that date. In addition to the present law requirement to report the gross proceeds from the sale of Fund shares, the Fund will also be required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period. For each sale of Fund shares the Fund will permit Fund shareholders to elect from among several IRS-accepted cost basis methods, including average cost. In the absence of an election, the Fund will use a default cost basis method, which, if applicable, will be provided to you by your financial adviser in a separate communication. The cost basis method elected by the Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting law applies to them. The current law requirement to report only the gross proceeds from the sale of Fund shares will continue to apply to all Fund shares acquired through December 31, 2011, and sold on and after that date.

Foreign Taxes. Dividends and interest received by a Fund from foreign sources may be subject to income, withholding or other taxes imposed by foreign countries and United States possessions that would reduce the yield on a Fund's securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of stock or securities of foreign corporations, a Fund will be eligible to, and intends to, file an election with the IRS that will enable shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and United States possessions income taxes paid by a Fund. Pursuant to the election, a Fund will treat those taxes as dividends paid to its shareholders. Each shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit (subject to significant limitations) against the shareholder's federal income tax. If a Fund makes the election, it will report annually to its shareholders the respective amounts per share of the Fund's income from sources within, and taxes paid to, foreign countries and United States possessions.

Foreign tax credits, if any, received by a Fund as a result of an investment in another RIC (including an ETF which is taxable as a RIC) will not be passed through to you unless the Fund qualifies as a "qualified fund of funds" under the Code. If a Fund is a "qualified fund of funds" it will be eligible to file an election with the IRS that will enable the Fund to pass along these foreign tax credits to its shareholders. A Fund will be treated as a "qualified fund of funds" under the Code if at least 50% of the value of the Fund's total assets (at the close of each quarter of the Fund's taxable year) is represented by interests in other RICs.

Federal Tax Treatment of Certain Fund Investments. A Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or loss or capital gain or loss, accelerate the recognition of income to a Fund and/or defer such Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by such Fund.

The status of the swap contracts and other commodity-linked derivative instruments under tests to qualify as a RIC was addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31 which provide that income from commodity-linked swaps will not be considered qualifying income for purposes of the 90% Test. However, it is the intention of the Fund's management to restrict the income from commodity-linked swaps (when combined with non-qualifying income from its other investments) to be less than 10% of the gross income of the Fund during any fiscal year in order to maintain its qualification as a RIC.

The Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds have each requested private letter rulings from the IRS concluding that the income generated from their investment in their respective Subsidiaries, each of which invests in commodity-linked derivatives, will be "qualifying income" for regulated investment company (RIC) qualification purposes, regardless of whether actual distributions are made to the Funds by the respective Subsidiary. In July 2011, the IRS suspended the issuance of private letter rulings regarding the investment by RICs into controlled foreign corporations which principally invest in commodities, such as the Subsidiaries, indicating that it was reconsidering its policies surrounding the issuance of these rulings. The IRS subsequently stated that it intends to issue public guidance regarding the use of controlled foreign corporations by RICs to indirectly invest in commodities. It is unclear whether this guidance will continue to permit or somehow restrict the distributions from controlled foreign corporations to be treated as "qualifying income" for purposes of the RIC qualification rules. As a result, there can be no assurance that the IRS will grant the private letter ruling requested by the Funds. The IRS, however, has informally indicated that any guidance regarding the treatment of distributions from controlled foreign corporations will be prospective in application and provide for transition periods for affected RICs. While the private letter ruling request is pending with the IRS, the Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds intend to secure an opinion of counsel based on customary representations that actual distributions made to the Funds should be treated as "qualifying income." If the IRS does issue public guidance that results in an adverse determination relating to the treatment of income and gain to the Funds from controlled foreign corporations such as the Subsidiaries, the Funds would likely need to significantly change their investment strategies, which could adversely affect such Funds.

Certain master limited partnerships may qualify as "qualified publicly traded partnerships" for purposes of the Subchapter M diversification rules described above. In order to do so, the master limited partnership must satisfy two requirements during the taxable year. First, the interests of such partnership either must be traded on an established securities market or must be readily tradable on a secondary market (or the substantial equivalent thereof). Second, the partnership must meet the 90% gross income requirements for the exception from treatment as a corporation with gross income other than income consisting of dividends, interest, payments with respect to securities loans, or gains from the sale or other disposition of stock or securities or foreign currencies, or other income derived with respect to its business of investing in such stock securities or currencies.

A Fund is required for federal income tax purposes to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year, as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based indices required to be marked-to-market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. A Fund may be required to defer the recognition of losses on futures contracts, options contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund. It is anticipated that any net gain realized from the closing out of futures or options contracts will be considered gain from the sale of securities and therefore will be qualifying income for purposes of the "90% Test" described above in the paragraph discussing the requirements for qualification as a RIC. A Fund distributes to shareholders at least annually any net capital gains which have been recognized for federal income tax purposes, including unrealized gains at the end of the Fund's fiscal year on futures or options transactions. Such distributions are combined with distributions of capital gains realized on the Fund's other investments and shareholders are advised on the nature of the distributions.

A Fund's transactions in foreign currencies and forward currency contracts will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. Most foreign exchange gains realized on the sale of foreign stocks and securities are treated as ordinary income by the Fund. Similarly, foreign exchange losses realized by the Fund on the sale of stocks and securities are generally treated as ordinary losses by the Fund. These gains, when distributed, will be taxed to you as ordinary dividends, and any losses will reduce the Fund's ordinary income otherwise available for distribution to you. This treatment could increase or reduce the Fund's ordinary income distributions to you and may cause some or all of the Fund's previously distributed income to be classified as a return of capital. These provisions may also require the Fund to mark-to-market certain types of positions in its portfolio (i.e., treat them as if they were closed out), which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the RIC distribution requirements for avoiding income and excise taxes discussed above. Accordingly, in order to avoid certain income and excise taxes, the Fund may be required to liquidate Fund investments at a time when the investment advisor might not otherwise have chosen to do so.

As described above, gains from the sale or other disposition of foreign currencies and other income (including, but not limited to, gains from options, futures or forward contracts) derived from investing in stock, securities or foreign currencies are generally included as qualifying income in applying the 90% Test. It should be noted, however, that for purposes of the 90% Test, the Secretary of the Treasury is authorized to issue regulations that would exclude from qualifying income foreign currency gains that are not directly related to the RIC's principal business of investing in stock or securities (or options and futures with respect to stock or securities). No regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. It is possible that under such future regulations a Fund may no longer satisfy the 90% Test and might fail to qualify as a RIC.

If a Fund owns shares in certain foreign investment entities, referred to as "passive foreign investment companies" or "PFICs," the Fund will be subject to one of the following special tax regimes: (i) the Fund would be liable for U.S. federal income tax, and an additional interest charge, on a portion of any "excess distribution" from such foreign entity or any gain from the disposition of such shares, even if the entire distribution or gain is paid out by the Fund as a dividend to its shareholders; (ii) if the Fund were able and elected to treat a PFIC as a "qualified electing fund" or "QEF," the Fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements set forth above, the Fund's pro rata share of the ordinary earnings and net capital gains of the PFIC, whether or not such earnings or gains are distributed to the Fund; or (iii) the Fund may be entitled to mark-to-market annually shares of the PFIC, and in such event would be required to distribute to shareholders any such mark-to-market gains in accordance with the distribution requirements set forth above.

If the Fund invests in certain positions, such as zero coupon securities, deferred interest securities or, in general, any other securities with original issue discount (or with market discount if the Fund elects to include market discount in income currently), the Fund must accrue income on such investments for each taxable year, which will generally be prior to the receipt of the corresponding cash payments. However, the Fund must distribute, at least annually, all or substantially all of its net investment income, including such accrued income, to avoid U.S. federal income and excise taxes. Therefore, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash or may have to leverage itself by borrowing cash to satisfy distribution requirements.

The Fund may acquire market discount bonds. A market discount bond is a security acquired in the secondary market at a price below its redemption value (or its adjusted issue price if it is also an original issue discount bond). If the Fund invests in a market discount bond, it will be required to treat any gain recognized on the disposition of such market discount bond as ordinary income (instead of capital gain) to the extent of the accrued market discount, unless the Fund elects to include the market discount in income as it accrues as discussed above.

The Fund's investment in lower-rated or unrated debt securities may present issues for the Fund if the issuers of these securities default on their obligations because the federal income tax consequences to a holder of such securities are not certain.

Tax-Exempt Shareholders. Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements, 401(k)s and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income ("UBTI"). Under current law, a Fund generally serves to block UBTI from being realized by its tax-exempt shareholders. However, notwithstanding the foregoing, tax-exempt shareholders could realize UBTI by virtue of its investment in a Fund where, for example, (i) the Fund invests in REITs that hold residual interests in REMICs or (ii) shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of section 514(b) of the Code, a tax-exempt shareholder could realize UBTI by virtue of its investment in the Fund. Certain Funds may invest in REITs that hold residual interests in REMICs. The IRS has issued guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts which are subject to special rules, are strongly encouraged to consult with their tax advisors regarding these issues.

Backup Withholding. A Fund will be required in certain cases to withhold, at applicable withholding rates, and remit to the United States Treasury the amount withheld on amounts payable to any shareholder who: (i) has provided the Fund either an incorrect tax identification number or no number at all; (ii) is subject to backup withholding by the IRS for failure to properly report payments of interest or dividends; (iii) has failed to certify to the Fund that such shareholder is not subject to backup withholding; or (iv) has failed to certify to the Fund that the shareholder is a U.S. person (including a resident alien).

Non-U.S. Shareholders. If you are not a citizen or permanent resident of the United States, a Fund's ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business. The Fund may, under certain circumstances, designate all or a portion of a dividend as an "interest-related dividend" that if received by a nonresident alien or foreign entity would generally be exempt from the 30% U.S. withholding tax, provided that certain other requirements are met. A Fund may also, under certain circumstances, designate all or a portion of a dividend as a "short-term capital gain dividend," which if received by a nonresident alien or foreign entity would generally be exempt from the 30% U.S. withholding tax, unless the foreign person is a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year. The withholding exemptions for "interest related dividends" and "short-term capital gain dividends" apply to dividends with respect to taxable years of the Fund beginning before January 1, 2012.

For taxable years beginning after December 31, 2013, a U.S. withholding tax at a 30% rate will be imposed on dividends and proceeds from the sale of Fund shares received by shareholders who own their shares through foreign accounts or foreign intermediaries if certain disclosure requirements related to U.S. accounts or ownership are not satisfied.

In order for a foreign investor to qualify for an exemption from backup withholding, the foreign investor must comply with special certification and filing requirements. Foreign investors in the Funds should consult their tax advisors in this regard. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

A beneficial holder of shares who is a foreign person may be subject to state and local tax and to the U.S. federal estate tax, in addition to the federal income tax consequences referred to above. If a shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States.

Non-U.S. Investors are encouraged to consult their tax advisor prior to investing in a Fund.

Tax Shelter Reporting Regulations. Under U.S. Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC such as a Fund are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

State Taxes. A Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by a Fund to shareholders and the ownership of shares may be subject to state and local taxes.

Rules of state and local taxation of dividend and capital gains distributions from RICs often differ from the rules for federal income taxation described above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting an investment in Fund shares.

Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. Government, subject in some states to minimum investment requirements that must be met by a Fund. Investment in GNMA or Fannie Mae securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are generally different for corporate shareholders.

Shareholders should consult their own tax advisors regarding the effect of federal, state and local taxes affecting an investment in Fund shares.

PORTFOLIO TRANSACTIONS

The Trust has no obligation to deal with any broker-dealer or group of brokers or dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the advisers are responsible for placing orders to execute Fund transactions. In placing orders, it is the Trust's policy to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the advisers generally seek reasonably competitive spreads or brokerage commissions, the Trust will not necessarily be paying the lowest spread or commission available. The Trust will not purchase portfolio securities from any affiliated person acting as principal except in conformity with the regulations of the SEC.

The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Funds' advisers may select a broker based upon brokerage or research services provided to the advisers. The advisers may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act ("Section 28(e)") permits the advisers, under certain circumstances, to cause a Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. Brokerage and research services include: (i) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (ii) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (iii) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody). In the case of research services, the advisers believe that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to the Funds. In addition to agency transactions, the advisers may receive brokerage and research services in connection with certain riskless principal transactions, as defined by Financial Industry Regulatory Authority Rules and in accordance with applicable SEC guidance.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information that assists in the valuation and pricing of investments. Examples of research-oriented services for which the advisers might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The advisers may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the advisers will be in addition to and not in lieu of the services required to be performed by a Fund's advisers under the Investment Advisory Agreements. Any advisory or other fees paid to the advisers are not reduced as a result of the receipt of research services.

In some cases an adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the adviser faces a potential conflict of interest, but the adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Funds may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the advisers with research services. The Financial Industry Regulatory Authority has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

SIMC and the various firms that serve as Sub-Advisers to the Funds of the Trust, in the exercise of joint investment discretion over the assets of the Funds, may execute a substantial portion of the Funds' portfolio transactions through a commission recapture program that SIMC has arranged with the Distributor (the "Commission Recapture Program"). SIMC then requests, but does not require, that certain Sub-Advisers execute a portion of a Fund's portfolio transactions through the Commission Recapture Program. Under the Commission Recapture Program, the Distributor receives a commission, in its capacity as an introducing broker, on Fund portfolio transactions. The Distributor then returns to the Fund a portion of the commissions earned on the portfolio transactions, and such payments are used by the Fund to pay Fund operating expenses. Sub-Advisers are authorized to execute trades pursuant to the Commission Recapture Program, provided that the Sub-Adviser determines that such trading is consistent with its duty to seek best execution on Fund portfolio transactions. As disclosed in the Trust's prospectuses, SIMC in many cases voluntarily waives fees that it is entitled to receive for providing services to a Fund and/or reimburses expenses of a Fund in order to maintain the Fund's total operating expenses at or below a specified level. In such cases, the portion of commissions returned to the Fund under the Commission Recapture Program will generally be used to pay Fund expenses that may otherwise have been voluntarily waived or reimbursed by SIMC or its affiliates, thereby increasing the portion of the Fund fees that SIMC and its affiliates are able to receive and retain. In cases where SIMC and its affiliates are not voluntarily waiving Fund fees or reimbursing expenses, then the portion of commissions returned to a Fund under the Commission Recapture Program will directly decrease the overall amount of operating expenses of the Fund borne by shareholders.

SIMC also from time to time executes trades with the Distributor, again acting as introducing broker, in connection with the transition of the securities and other assets included in a Fund's portfolio when there is a change in Sub-Advisers in the Fund or a reallocation of assets among the Fund's Sub-Advisers. An unaffiliated third-party broker selected by SIMC or the relevant Sub-Adviser provides execution and clearing services with respect to such trades and is compensated for such services out of the commission paid to the Distributor on the trades. All such transactions effected using the Distributor as introducing broker must be accomplished in a manner that is consistent with the Trust's policy to achieve best net results and must comply with the Trust's procedures regarding the execution of Fund transactions through affiliated brokers. The Funds do not direct brokerage to brokers in recognition of, or as compensation for, the promotion or sale of Fund shares.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

The Funds' portfolio holdings can be obtained on the Internet at the following address: http://www.seic.com/holdings (the "Portfolio Holdings Website"). The Board has approved a policy that provides that portfolio holdings may not be made available to any third party until after such information has been posted on the Portfolio Holdings Website, with limited exceptions noted below. This policy effectively addresses conflicts of interest and controls the use of portfolio holdings information by making such information available to all investors on an equal basis.

Five calendar days after each month end, a list of all portfolio holdings in each Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the fifth calendar day of the thirteenth month after the date to which the data relates, at which time it will be permanently removed from the site.

Portfolio holdings information may be provided to independent third-party reporting services (e.g., Lipper or Morningstar), but will be delivered no earlier than the date such information is posted on the Portfolio Holdings Website, unless the reporting service executes a confidentiality agreement with the Trust that is satisfactory to the Trust's officers and that provides that the reporting service will not trade on the information. The Funds currently have no arrangements to provide portfolio holdings information to any third-party reporting services prior to the availability of such holdings on the Portfolio Holdings Website.

Portfolio holdings information may also be provided at any time (and as frequently as daily) to the Funds' Trustees, SIMC, the Sub-Advisers, the Distributor, the Administrator, the custodian, the independent proxy voting service retained by SIMC, the Funds' third-party independent pricing agents and the Funds' independent registered public accounting firm, as well as to state and federal regulators and government agencies, and as otherwise requested by law or judicial process. Service providers will be subject to a duty of confidentiality with respect to any portfolio holdings information, whether imposed by the provisions of the service provider's contract with the Trust or by the nature of its relationship with the Trust. Portfolio holdings of a Fund may also be provided to a prospective service provider for that Fund, so long as the prospective service provider executes a confidentiality agreement with the Fund in such form as deemed acceptable by an officer of the Fund. The Board exercises ongoing oversight of the disclosure of Fund portfolio holdings by overseeing the implementation and enforcement of the Funds' policies and procedures by the Chief Compliance Officer and by considering reports and recommendations by the Chief Compliance Officer regarding any material compliance matters.

Neither the Funds, SIMC, nor any other service provider to the Funds may receive compensation or other consideration for providing portfolio holdings information.

The Funds file a complete schedule of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of shares of each Fund, each of which represents an equal proportionate interest in that Fund. Each share upon liquidation entitles a shareholder to a pro rata share in the net assets of that Fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or separate classes of such series. Share certificates representing the shares will not be issued.

Any series of the Trust may reorganize or merge with one or more other series of the Trust or another investment company. Any such reorganization or merger shall be pursuant to the terms and conditions specified in an agreement and plan of reorganization authorized and approved by the Trustees and entered into by the relevant series in connection therewith. In addition, such reorganization or merger may be authorized by vote of a majority of the Trustees then in office and, to the extent permitted by applicable law, without the approval of shareholders of any series.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or administrators, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

CODES OF ETHICS

The Board has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the advisers and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes are reasonably designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC, and are available to the public.

VOTING

Each share held entitles the shareholder of record to one vote. The shareholders of each Fund or class will vote separately on matters pertaining solely to that Fund or class, such as any distribution plan. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

Where the Prospectus or SAI states that an investment limitation or a fundamental policy may not be changed without shareholder approval, such approval means the vote of: (i) 67% or more of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy; or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust could, under certain circumstances, be held personally liable as partners for the obligations of the Trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholders held personally liable for the obligations of the Trust.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of April 3, 2012, the Funds had not commenced operations and therefore there were no record owners of the Funds. Persons who own of record or beneficially more than 25% of a Fund's outstanding shares may be deemed to control the Fund within the meaning of the 1940 Act. Shareholders controlling a Fund could have the ability to vote a majority of the shares of the Fund on any matter requiring the approval of shareholders of the Fund.

CUSTODIAN

Brown Brothers Harriman & Co. ("BBH"), located at 40 Water Street, Boston, Massachusetts, 02109-3661, acts as wire agent and custodian for the assets of the Funds. BBH holds cash, securities and other assets of the Funds as required by the 1940 Act.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP, located at 1601 Market Street, Philadelphia, Pennsylvania 19103, serves as the Trust's independent registered public accounting firm.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, located at 1701 Market Street, Philadelphia, Pennsylvania 19103, serves as counsel to the Trust.

DESCRIPTION OF RATINGS

DESCRIPTION OF CORPORATE BOND RATINGS

The following descriptions of corporate bond ratings have been published by Moody's, S&P, and Fitch, Inc., ("Fitch"), respectively.

DESCRIPTION OF MOODY'S LONG-TERM RATINGS

Aaa  Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa  Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A  Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa  Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

DESCRIPTION OF S&P'S LONG-TERM RATINGS

INVESTMENT GRADE

AAA  Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA  Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated debt only in small degree.

A  Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB  Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

DESCRIPTION OF FITCH'S LONG-TERM RATINGS

INVESTMENT GRADE BOND

AAA  Bonds rated AAA are judged to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times greater than interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions.

A-1

AA  Bonds rated AA are judged to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

A  Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB  Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

The following descriptions of commercial paper ratings have been published by Moody's, Standard and Poor's, and Fitch, Inc., respectively.

DESCRIPTION OF MOODY'S SHORT-TERM RATINGS

PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

•  Leading market positions in well-established industries.

•  High rates of return on funds employed.

•  Conservative capitalization structures with moderate reliance on debt and ample asset protection.

•  Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

•  Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

S&P'S SHORT-TERM RATINGS

A-1  This highest category indicates that the degree of safety regarding timely payment is strong. Debt determined to possess extremely strong safety characteristics is denoted with a plus sign (+) designation.

A-2  Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

DESCRIPTION OF FITCH'S SHORT-TERM RATINGS

F-1  Highest Credit Quality. Indicates the best capacity for timely payment of financial commitments; may have an added "+" to denote exceptionally strong credit feature.

F-2  Good Credit Quality. A satisfactory capacity for timely payment, but the margin of safety is not as great as in the case of the higher ratings.

F-3  Fair Credit Quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

A-2

PART C. OTHER INFORMATION

Item 28.  Exhibits:

(a)(1)  Registrant's Agreement and Declaration of Trust, dated October 17, 1986, as originally filed with Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the Securities and Exchange Commission ("SEC") on October 17, 1986, is herein incorporated by reference to Exhibit 1 of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 1998.

(a)(2)  Amendment, dated December 23, 1988, to the Declaration of Trust, dated October 17, 1986, is herein incorporated by reference to Exhibit 1(a) of Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on December 19, 1997.

(b)  Amended and Restated By-Laws, dated September 13, 2011, are herein incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 77 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 2, 2011.

(c)  Not Applicable.

(d)(1)  Investment Advisory Agreement, dated December 16, 1994, between the Trust and SEI Investments Management Corporation ("SIMC") is herein incorporated by reference to Exhibit (5)(cc) of Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 1997.

(d)(2)  Amended Schedule B, as last revised December 6, 2011, to the Investment Advisory Agreement, dated December 16, 1994, between the Trust and SIMC is herein incorporated by reference to Exhibit (d)(2) of Post-Effective Amendment No. 80 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 17, 2012.

(d)(3)  Investment Sub-Advisory Agreement, dated July 13, 2006, between SIMC and Acadian Asset Management LLC (f/k/a Acadian Asset Management Inc.) with respect to the Global Managed Volatility Fund is herein incorporated by reference to Exhibit (d)(84) of Post-Effective Amendment No. 56 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 29, 2006.

(d)(4)  Amended Schedule B, as last revised March 29, 2010, to the Investment Sub-Advisory Agreement, dated July 13, 2006, between SIMC and Acadian Asset Management LLC (f/k/a Acadian Asset Management Inc.) with respect to the Global Managed Volatility Fund is herein incorporated by reference to Exhibit (d)(41) of Post-Effective Amendment No. 75 to Registrant's Registration Statement on Form N-1A (Files Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2011.

(d)(5)  Amendment, dated January 6, 2012, to the Investment Sub-Advisory Agreement, dated July 13, 2006, with Amended Schedule B, as last revised March 29, 2010, between SIMC and Acadian Asset Management LLC with respect to the Global Managed Volatility Fund is herein incorporated by reference to Exhibit (d)(5) of Post-Effective Amendment No. 80 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 17, 2012.

(d)(6)  Investment Sub-Advisory Agreement, dated September 14, 2011, between SIMC and AllianceBernstein L.P. with respect to the Small Cap, Small Cap Growth and Tax-Managed Small/Mid Cap Funds is herein incorporated by reference to Exhibit (d)(5) of Post-Effective Amendment No. 77 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 2, 2011.

(d)(7)  Amended Schedules A and B, as last revised December 9, 2011, to the Investment Sub-Advisory Agreement, dated September 14, 2011, between SIMC and AllianceBernstein L.P. with respect to the Small Cap, Small Cap Growth, Tax-Managed Small/Mid Cap, Multi-Asset Inflation Managed and Multi-Asset Capital Stability Funds are herein incorporated by reference to Exhibit (d)(7) of Post-Effective Amendment No. 80 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 17, 2012.

(d)(8)  Investment Sub-Advisory Agreement, dated June 30, 2008, between SIMC and Allianz Global Investors Capital LLC (f/k/a Oppenheimer Capital LLC) with respect to the Small Cap Growth Fund is herein incorporated by reference to Exhibit (d)(100) of Post-Effective Amendment No. 65 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on October 16, 2008.

(d)(9)  Amended Schedules A and B, as last revised September 22, 2009, to the Investment Sub-Advisory Agreement, dated June 30, 2008, between SIMC and Allianz Global Investors Capital LLC (f/k/a Oppenheimer Capital LLC) with respect to the Small Cap and Small Cap Growth Funds are herein incorporated by reference to Exhibit (d)(76) of Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 24, 2009.

(d)(10)  Form of Novation of Sub-Advisory Agreement, dated June 23, 2010, between the Trust, SIMC, Oppenheimer Capital LLC and Allianz Global Investors Capital LLC with respect to the Small Cap and Small Cap Growth Funds is herein incorporated by reference to Exhibit (d)(95) of Post-Effective Amendment No. 47 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on September 28, 2010.

(d)(11)  Amendment, dated January 20, 2012, to the Investment Sub-Advisory Agreement, dated June 30, 2008, with Amended Schedules A and B, as last revised September 22, 2009, between Allianz Global Investors Capital LLC (f/k/a Oppenheimer Capital LLC) with respect to the Small Cap and Small Cap Growth Funds is herein incorporated by reference to Exhibit (d)(11) of Post-Effective Amendment No. 81 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 27, 2012.

(d)(12)  Investment Sub-Advisory Agreement, dated July 1, 2003, between SIMC and Analytic Investors, LLC (f/k/a Analytic Investors, Inc.) with respect to the Large Cap Disciplined Equity Fund is herein incorporated by reference to Exhibit (d)(38) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on August 29, 2003.

(d)(13)  Amended Schedules A and B, as last revised July 9, 2009, to the Investment Sub-Advisory Agreement, dated July 1, 2003, between SIMC and Analytic Investors, LLC (f/k/a Analytic Investors, Inc.) with respect to the Large Cap Diversified Alpha (f/k/a Large Cap Disciplined Equity), U.S. Managed Volatility (f/k/a Managed Volatility), Global Managed Volatility and Large Cap Funds are herein incorporated by reference to Exhibit (d)(54) of Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 24, 2009.

(d)(14)  Amendment, dated December 9, 2011, to the Investment Sub-Advisory Agreement, dated July 1, 2003, with Amended Schedules A and B, as last revised July 9, 2009, between SIMC and Analytic Investors, LLC with respect to the U.S. Managed Volatility and Global Managed Volatility Funds is herein incorporated by reference to Exhibit (d)(13) of Post-Effective Amendment No. 80 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 17, 2012.

(d)(15)  Investment Sub-Advisory Agreement, dated December 17, 2007, between SIMC and Analytic Investors, LLC with respect to the Tax-Managed Managed Volatility Fund is herein incorporated by reference to Exhibit (d)(86) of Post-Effective Amendment No. 64 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2008.

(d)(16)  Investment Sub-Advisory Agreement, dated July 8, 2009, between SIMC and AQR Capital Management, LLC with respect to the Small Cap and Small Cap Growth Funds is herein incorporated by reference to Exhibit (d)(83) of Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 24, 2009.

(d)(17)  Amendment, dated June 28, 2011, and Amended Schedules A and B, as last revised June 28, 2011, to the Investment Sub-Advisory Agreement, dated July 8, 2009, between SIMC and AQR Capital Management, LLC with respect to the Small Cap, Small Cap Growth, Large Cap and Tax-Managed Large Cap Funds are herein incorporated by reference to Exhibit (d)(13) of Post-Effective Amendment No. 77 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 2, 2011.

(d)(18)  Amended Schedules A and B, as last revised January 6, 2012, to the Investment Sub-Advisory Agreement, dated July 8, 2009, as amended, June 28, 2011, between SIMC and AQR Capital Management, LLC with respect to the Small Cap, Small Cap Growth, Large Cap, Tax-Managed Large Cap and Multi-Asset Accumulation Funds are herein incorporated by reference to Exhibit (d)(17) of Post-Effective Amendment No. 80 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 17, 2012.

(d)(19)  Investment Sub-Advisory Agreement, dated March 30, 2007, between SIMC and Ares Management LLC with respect to the High Yield Bond Fund is herein incorporated by reference to Exhibit (d)(108) of Post-Effective Amendment No. 64 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2008.

(d)(20)  Amended Schedules A and B, as last revised May 21, 2009, to the Investment Sub-Advisory Agreement, dated March 30, 2007, between SIMC and Ares Management LLC with respect to the High Yield Bond and Enhanced Income Funds are herein incorporated by reference to Exhibit (d)(92) of Post-Effective Amendment No. 70 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on June 29, 2009.

(d)(21)  Investment Sub-Advisory Agreement, dated July 1, 2003, between SIMC and Aronson+Johnson+Ortiz, LP with respect to the Large Cap Value and Tax-Managed Large Cap Funds is herein incorporated by reference to Exhibit (d)(33) of Post-Effective Amendment No. 39 to the Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on August 29, 2003.

(d)(22)  Amendment, dated June 24, 2011, and amended Schedules A and B, as last revised June 24, 2011, to the Investment Sub-Advisory Agreement, dated July 1, 2003, between SIMC and Aronson+Johnson+Ortiz, LP with respect to the Large Cap Value, Tax-Managed Large Cap, U.S. Managed Volatility, Tax-Managed Managed Volatility and Large Cap Funds are herein incorporated by reference to Exhibit (d)(17) of Post-Effective Amendment No. 77 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 2, 2011.

(d)(23)  Amendment, dated December 15, 2011, and amended Schedule B, as last revised December 15, 2011, to the Investment Sub-Advisory Agreement, dated July 1, 2003, as amended, June 24, 2011, between SIMC and Aronson+Johnson+Ortiz, LP with respect to the Large Cap, Large Cap Value, Tax-Managed Large Cap, U.S. Managed Volatility and Tax-Managed Managed Volatility Funds is herein incorporated by reference to Exhibit (d)(22) of Post-Effective Amendment No. 80 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 17, 2012.

(d)(24)  Investment Sub-Advisory Agreement, dated March 26, 1999, between SIMC and Artisan Partners Limited Partnership with respect to the Small Cap Value Fund is herein incorporated by reference to Exhibit (d)(23) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2003.

(d)(25)  Amendment, dated July 1, 2003, to the Investment Sub-Advisory Agreement, dated March 26, 1999, between SIMC and Artisan Partners Limited Partnership with respect to the Small Cap Value Fund is herein incorporated by reference to Exhibit (d)(47) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 12, 2003.

(d)(26)  Investment Sub-Advisory Agreement, dated March 31, 2009, between SIMC and Brigade Capital Management, LLC with respect to the High Yield Bond Fund is herein incorporated by reference to Exhibit (d)(103) of Post-Effective Amendment No. 70 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on June 29, 2009.

(d)(27)  Investment Sub-Advisory Agreement, dated September 27, 2010, between SIMC and Brown Advisory LLC (f/k/a Brown Investment Advisory Incorporated) with respect to the Large Cap, Large Cap Growth and Tax-Managed Large Cap Funds is herein incorporated by reference to Exhibit (d)(73) of Post-Effective Amendment No. 75 to Registrant's Registration Statement on Form N-1A (Files Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2011.

(d)(28)  Amendment, dated June 24, 2011, and amended Schedules A and B, as last revised June 24, 2011, to the Investment Sub-Advisory Agreement, dated September 27, 2010, between SIMC and Brown Advisory LLC (f/k/a Brown Investment Advisory Incorporated) with respect to the Large Cap, Large Cap Growth and Tax-Managed Large Cap Funds are herein incorporated by reference to Exhibit (d)(22) of Post-Effective Amendment No. 77 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 2, 2011.

(d)(29)  Investment Sub-Advisory Agreement, dated September 28, 2010, between SIMC and Century Capital Management, LLC with respect to the Tax-Managed Small/Mid Cap Fund (f/k/a the Tax-Managed Small Cap Fund) is herein incorporated by reference to Exhibit (d)(74) of Post-Effective Amendment No. 75 to Registrant's Registration Statement on Form N-1A (Files Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2011.

(d)(30)  Investment Sub-Advisory Agreement, dated January 4, 2010, between SIMC and Delaware Management Company, a series of Delaware Management Business Trust, with respect to the Large Cap, Large Cap Growth and Tax-Managed Large Cap Funds is herein incorporated by reference to Exhibit (d)(81) of Post-Effective Amendment No. 73 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2010.

(d)(31)  Amended Schedules A and B, as last revised June 29, 2011, to the Investment Sub-Advisory Agreement, dated January 4, 2010, between SIMC and Delaware Management Company, a series of Delaware Management Business Trust, with respect to the Large Cap Growth and Large Cap Funds are herein incorporated by reference to Exhibit (d)(25) of Post-Effective Amendment No. 77 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 2, 2011.

(d)(32)  Amendment, dated September 15, 2011, to the Investment Sub-Advisory Agreement, dated January 4, 2010, as amended June 29, 2011, between SIMC and Delaware Management Company, a series of Delaware Management Business Trust, with respect to the Large Cap Growth and Large Cap Funds is herein incorporated by reference to Exhibit (d)(26) of Post-Effective Amendment No. 77 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 2, 2011.

(d)(33)  Investment Sub-Advisory Agreement, dated January 4, 2010, between SIMC and Delaware Management Company, a series of Delaware Management Business Trust, with respect to the High Yield Bond Fund is herein incorporated by reference to Exhibit (d)(82) of Post-Effective Amendment No. 73 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2010.

(d)(34)  Investment Sub-Advisory Agreement, dated June 29, 2011, between SIMC and Delaware Management Company, a series of Delaware Management Business Trust, with respect to the Tax-Managed Large Cap Fund is herein incorporated by reference to Exhibit (d)(28) of Post-Effective Amendment No. 77 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 2, 2011.

(d)(35)  Amendment, dated September 15, 2011, to the Investment Sub-Advisory Agreement, dated June 29, 2011, between SIMC and Delaware Management Company, a series of Delaware Management Business Trust, with respect to the Tax-Managed Large Cap Fund is herein incorporated by reference to Exhibit (d)(29) of Post-Effective Amendment No. 77 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 2, 2011.

(d)(36)  Investment Sub-Advisory Agreement, dated March 26, 2009, between SIMC and Guggenheim Investment Management, LLC with respect to the High Yield Bond Fund is herein incorporated by reference to Exhibit (d)(102) of Post-Effective Amendment No. 70 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on June 29, 2009.

(d)(37)  Investment Sub-Advisory Agreement, dated January 10, 2012, between SIMC and Guggenheim Partners Asset Management, LLC with respect to the Multi-Asset Income Fund is herein incorporated by reference to Exhibit (d)(36) of Post-Effective Amendment No. 80 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 17, 2012.

(d)(38)  Amended Schedule B, as last revised March 30, 2012, to the Investment Sub-Advisory Agreement, dated January 10, 2012, between SIMC and Guggenheim Partners Asset Management, LLC with respect to the Multi-Asset Income Fund is filed herewith.

(d)(39)  Investment Sub-Advisory Agreement, dated October 21, 2005, between SIMC and INTECH Investment Management LLC (f/k/a Enhanced Investment Technologies, LLC) with respect to the Large Cap Growth and Large Cap Diversified Alpha Funds is herein incorporated by reference to Exhibit (d)(75) of Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on December 2, 2005.

(d)(40)  Amended Schedules A and B, as last revised June 30, 2011, to the Investment Sub-Advisory Agreement, dated October 21, 2005, between SIMC and INTECH Investment Management LLC (f/k/a Enhanced Investment Technologies, LLC) with respect to the Large Cap Growth Fund are herein incorporated by reference to Exhibit (d)(32) of Post-Effective Amendment No. 77 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 2, 2011.

(d)(41)  Investment Sub-Advisory Agreement, dated January 1, 2011, between SIMC and Integrity Asset Management, LLC with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(33) of Post-Effective Amendment No. 77 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 2, 2011.

(d)(42)  Amendment, dated October 5, 2011, to the Investment Sub-Advisory Agreement, dated January 1, 2011, between SIMC and Integrity Asset Management, LLC with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(34) of Post-Effective Amendment No. 77 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 2, 2011.

(d)(43)  Investment Sub-Advisory Agreement, dated July 13, 2007, between SIMC and Janus Capital Management LLC with respect to the Small Cap Growth Fund is herein incorporated by reference to Exhibit (d)(106) of Post-Effective Amendment No. 63 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 30, 2007.

(d)(44)  Investment Sub-Advisory Agreement, dated April 1, 2010, between SIMC and Jennison Associates LLC with respect to the Core Fixed Income and U.S. Fixed Income Funds is herein incorporated by reference to Exhibit (d)(75) of Post-Effective Amendment No. 75 to Registrant's Registration Statement on Form N-1A (Files Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2011.

(d)(45)  Investment Sub-Advisory Agreement, dated October 3, 2005, between SIMC and J.P. Morgan Investment Management Inc. with respect to the High Yield Bond Fund is herein incorporated by reference to Exhibit (d)(76) of Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on December 2, 2005.

(d)(46)  Amended Schedules A and B, as last revised June 24, 2011, to the Investment Sub-Advisory Agreement, dated October 3, 2005, between SIMC and J.P. Morgan Investment Management Inc. with respect to the High Yield Bond, Core Fixed Income, U.S. Fixed Income, Small Cap, Small Cap Growth and Mid-Cap Funds are herein incorporated by reference to Exhibit (d)(38) of Post-Effective Amendment No. 77 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 2, 2011.

(d)(47)  Amendment, dated January 25, 2012, to the Investment Sub-Advisory Agreement, dated October 3, 2005, with Amended Schedules A and B, as last revised June 24, 2011, between SIMC and J.P. Morgan Investment Management Inc. with respect to the High Yield Bond, U.S. Fixed Income, Core Fixed Income, Small Cap, Small Cap Growth and Mid-Cap Funds is herein incorporated by reference to Exhibit (d)(46) of Post-Effective Amendment No. 81 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 27, 2012.

(d)(48)  Investment Sub-Advisory Agreement, dated March 29, 2010, between SIMC and Lazard Asset Management LLC with respect to the Large Cap Value Fund is herein incorporated by reference to Exhibit (d)(76) of Post-Effective Amendment No. 75 to Registrant's Registration Statement on Form N-1A (Files Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2011.

(d)(49)  Investment Sub-Advisory Agreement, dated July 21, 2009, between SIMC and Lee Munder Capital Group, LLC with respect to the Small Cap Value, Small Cap Growth and Tax-Managed Small/Mid Cap (f/k/a the Tax-Managed Small Cap) Funds is herein incorporated by reference to Exhibit (d)(84) of Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 24, 2009.

(d)(50)  Amended Schedules A and B, as last revised April 8, 2010, to the Investment Sub-Advisory Agreement, dated July 21, 2009, between SIMC and Lee Munder Capital Group, LLC with respect to the Small Cap Value, Small Cap Growth, Tax-Managed Small/Mid Cap (f/k/a the Tax-Managed Small Cap) and Mid-Cap Funds are herein incorporated by reference to Exhibit (d)(70) of Post-Effective Amendment No. 75 to Registrant's Registration Statement on Form N-1A (Files Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2011.

(d)(51)  Investment Sub-Advisory Agreement, dated March 31, 1995, between SIMC and LSV Asset Management with respect to the Large Cap Value Fund is herein incorporated by reference to Exhibit (5)(q) of Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 30, 1995.

(d)(52)  Amendment, dated July 1, 2003, to Investment Sub-Advisory Agreement, dated March 31, 1995, between SIMC and LSV Asset Management with respect to the Large Cap Value and Small Cap Value Funds is herein incorporated by reference to Exhibit (d)(53) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 12, 2003.

(d)(53)  Amended Schedule C, dated July 2003, to the Investment Sub-Advisory Agreement, dated March 31, 1995 and as amended July 1, 2003, between SIMC and LSV Asset Management with respect to the Large Cap Value and Small Cap Value Funds is herein incorporated by reference to Exhibit (d)(80) of Post-Effective Amendment No. 51 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on July 10, 2006.

(d)(54)  Investment Sub-Advisory Agreement, dated August 14, 2000, between SIMC and LSV Asset Management with respect to the Tax-Managed Small/Mid Cap Fund (f/k/a the Tax-Managed Small Cap Fund) is herein incorporated by reference to Exhibit (d)(48) of Post-Effective Amendment No. 35 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 28, 2000.

(d)(55)  Amendment, dated July 1, 2003, to the Investment Sub-Advisory Agreement, dated August 14, 2000, between SIMC and LSV Asset Management with respect to the Tax-Managed Small/Mid Cap Fund (f/k/a the Tax-Managed Small Cap Fund) is herein incorporated by reference to Exhibit (d)(55) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 12, 2003.

(d)(56)  Investment Sub-Advisory Agreement, dated August 3, 2001, between SIMC and LSV Asset Management with respect to the Tax-Managed Large Cap Fund is herein incorporated by reference to Exhibit (d)(63) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2002.

(d)(57)  Amendment, dated July 1, 2003, to the Investment Sub-Advisory Agreement, dated August 3, 2001, between SIMC and LSV Asset Management with respect to the Tax-Managed Large Cap Fund is herein incorporated by reference to Exhibit (d)(54) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 12, 2003.

(d)(58)  Amended Schedule A, as last revised September 25, 2009, to the Investment Sub-Advisory Agreement, dated August 3, 2001 and as amended July 1, 2003, between SIMC and LSV Asset Management with respect to the Tax-Managed Large Cap and Large Cap Funds is herein incorporated by reference to Exhibit (d)(50) of Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 24, 2009.

(d)(59)  Investment Sub-Advisory Agreement, dated November 30, 2010, between SIMC and LSV Asset Management with respect to the U.S. Managed Volatility and Tax-Managed Managed Volatility Funds is herein incorporated by reference to Exhibit (d)(50) of Post-Effective Amendment No. 77 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 2, 2011.

(d)(60)  Investment Sub-Advisory Agreement, dated December 9, 2002, between SIMC and Martingale Asset Management LP with respect to the Small Cap Value Fund is herein incorporated by reference to Exhibit (d)(27) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2003.

(d)(61)  Amendment, dated July 1, 2003, to the Investment Sub-Advisory Agreement, dated December 9, 2002, between SIMC and Martingale Asset Management LP with respect to the Small Cap Value Fund is herein incorporated by reference to Exhibit (d)(57) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 12, 2003.

(d)(62)  Amended Schedules A and B, as last revised December 18, 2006, to the Investment Sub-Advisory Agreement, dated December 9, 2002 and as amended July 1, 2003, between SIMC and Martingale Asset Management LP with respect to the Small Cap Value, Small Cap Growth and Small/Mid Cap Diversified Alpha Funds are herein incorporated by reference to Exhibit (d)(93) of Post-Effective Amendment No. 58 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 29, 2007.

(d)(63)  Amendment, dated September 30, 2011, to the Investment Sub-Advisory Agreement, dated December 9, 2002 and as amended July 1, 2003, and with Schedules A and B, as last revised December 18, 2005, between SIMC and Martingale Asset Management LP with respect to the Small Cap Value Fund is herein incorporated by reference to Exhibit (d)(54) of Post-Effective Amendment No. 77 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 2, 2011.

(d)(64)  Investment Sub-Advisory Agreement, dated February 23, 2010, between SIMC and Metropolitan West Asset Management LLC with respect to the Core Fixed Income and U.S. Fixed Income Funds is herein incorporated by reference to Exhibit (d)(77) of Post-Effective Amendment No. 75 to Registrant's Registration Statement on Form N-1A (Files Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2011.

(d)(65)  Investment Sub-Advisory Agreement, dated September 10, 2003, between SIMC and Parametric Portfolio Associates LLC with respect to the Tax-Managed Large Cap Fund is herein incorporated by reference to Exhibit (d)(16) of Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 12, 2003.

(d)(66)  Amendment, dated December 9, 2011, to the Investment Sub-Advisory Agreement, dated September 10, 2003, between SIMC and Parametric Portfolio Associates LLC with respect to the Tax-Managed Large Cap Fund is herein incorporated by reference to Exhibit (d)(63) of Post-Effective Amendment No. 80 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 17, 2012.

(d)(67)  Investment Sub-Advisory Agreement, dated June 27, 2005, between SIMC and Parametric Portfolio Associates LLC with respect to the Tax-Managed Small/Mid Cap Fund (f/k/a the Tax-Managed Small Cap Fund) is herein incorporated by reference to Exhibit (d)(73) of Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on December 2, 2005.

(d)(68)  Amended Schedules A and B, as last revised March 22, 2007, to the Investment Sub-Advisory Agreement, dated June 27, 2005, between SIMC and Parametric Portfolio Associates LLC with respect to the Tax-Managed Small/Mid Cap (f/k/a the Tax-Managed Small Cap) and Tax-Managed Managed Volatility Funds is herein incorporated by reference to Exhibit (d)(63) of Post-Effective Amendment No. 64 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2008.

(d)(69)  Investment Sub-Advisory Agreement, dated July 1, 2003, between SIMC and Quantitative Management Associates LLC (f/k/a Prudential Investment Management, Inc.) with respect to the Large Cap Disciplined Equity Fund is herein incorporated by reference to Exhibit (d)(38) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on August 29, 2003.

(d)(70)  Assignment and Assumption Agreement, dated July 1, 2004, between SIMC, Prudential Investment Management, Inc. and Quantitative Management Associates LLC with respect to the Large Cap Disciplined Equity Fund is herein incorporated by reference to Exhibit (d)(44) of Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 29, 2004.

(d)(71)  Amended Schedules A and B, as last revised July 8, 2009, to the Investment Sub-Advisory Agreement, dated July 1, 2003, as assigned and assumed, July 1, 2004, between SIMC and Quantitative Management Associates LLC with respect to the Large Cap Diversified Alpha (f/k/a Large Cap Disciplined Equity), Large Cap Growth, Tax-Managed Large Cap, Mid-Cap and Large Cap Funds are herein incorporated by reference to Exhibit (d)(64) of Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 24, 2009.

(d)(72)  Amendment, dated January 23, 2012, to the Investment Sub-Advisory Agreement, dated July 1, 2003, as assigned and assumed July 1, 2004, with Amended Schedules A and B, as last revised July 8, 2009, between SIMC and Quantitative Management Associates LLC (f/k/a Prudential Investment Management, Inc.) with respect to the Mid-Cap Fund is herein incorporated by reference to Exhibit (d)(71) of Post-Effective Amendment No. 81 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 27, 2012.

(d)(73)  Investment Sub-Advisory Agreement, dated September 28, 2006, between SIMC and Robeco Investment Management, Inc. (f/k/a Weiss, Peck & Greer Investments) with respect to the Small Cap Value Fund is herein incorporated by reference to Exhibit (d)(93) of Post-Effective Amendment No. 56 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 29, 2006.

(d)(74)  Amended Schedules A and B, as last revised September 23, 2009, to the Investment Sub-Advisory Agreement, dated September 28, 2006, between SIMC and Robeco Investment Management, Inc. (f/k/a Weiss, Peck & Greer Investments) with respect to the Small Cap and Small Cap Value Funds are herein incorporated by reference to Exhibit (d)(62) of Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 24, 2009.

(d)(75)  Investment Sub-Advisory Agreement, dated July 1, 2003, between SIMC and Security Capital Research & Management Incorporated with respect to the Real Estate Fund is herein incorporated by reference to Exhibit (d)(41) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on August 29, 2003.

(d)(76)  Amended Schedules A and B, as last revised March 24, 2011, to the Investment Sub-Advisory Agreement, dated July 1, 2003, between SIMC and Security Capital Research & Management Incorporated with respect to the Real Estate and Small Cap Value Funds are herein incorporated by reference to Exhibit (d)(65) of Post-Effective Amendment No. 77 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 2, 2011.

(d)(77)  Amendment, dated September 15, 2011, to the Investment Sub-Advisory Agreement, dated July 1, 2003, and with Amended Schedules A and B, as last revised March 24, 2011, between SIMC and Security Capital Research & Management Incorporated with respect to the Real Estate and Small Cap Value Funds is herein incorporated by reference to Exhibit (d)(66) of Post-Effective Amendment No. 77 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 2, 2011.

(d)(78)  Investment Sub-Advisory Agreement, dated July 6, 2007, between SIMC and SSgA Funds Management, Inc. with respect to the S&P 500 Index Fund is herein incorporated by reference to Exhibit (d)(97) of Post-Effective Amendment No. 62 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on August 3, 2007.

(d)(79)  Investment Sub-Advisory Agreement, dated June 24, 2011, between SIMC and Tocqueville Asset Management LP with respect to the Large Cap Value Fund is herein incorporated by reference to Exhibit (d)(68) of Post-Effective Amendment No. 77 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 2, 2011.

(d)(80)  Investment Sub-Advisory Agreement, dated September 13, 2011, between SIMC and Turner Investments, L.P. (f/k/a Turner Investment Partners Inc) with respect to the Multi-Strategy Alternative Fund is herein incorporated by reference to Exhibit (d)(69) of Post-Effective Amendment No. 77 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 2, 2011.

(d)(81)  Investment Sub-Advisory Agreement, dated December 8, 2011, between SIMC and TW Asset Management LLC with respect to the Small Cap and Small Cap Growth Funds is herein incorporated by reference to Exhibit (d)(77) of Post-Effective Amendment No. 80 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 17, 2012.

(d)(82)  Investment Sub-Advisory Agreement, dated March 31, 2011, between SIMC and Urdang Securities Management Inc with respect to the Real Estate Fund is herein incorporated by reference to Exhibit (d)(70) of Post-Effective Amendment No. 77 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 2, 2011.

(d)(83)  Investment Sub-Advisory Agreement, dated June 24, 2011, between SIMC and Waddell & Reed Investment Management Co with respect to the Large Cap Fund is herein incorporated by reference to Exhibit (d)(71) of Post-Effective Amendment No. 77 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 2, 2011.

(d)(84)  Investment Sub-Advisory Agreement, dated June 24, 2011, between SIMC and Waddell & Reed Investment Management Co with respect to the Tax-Managed Large Cap Fund is herein incorporated by reference to Exhibit (d)(72) of Post-Effective Amendment No. 77 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 2, 2011.

(d)(85)  Investment Sub-Advisory Agreement, dated November 12, 2003, between SIMC and Wellington Management Company, LLP with respect to the Real Estate Fund is herein incorporated by reference to Exhibit (d)(84) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 29, 2004.

(d)(86)  Amended Schedules A and B, as last revised June 30, 2009, to the Investment Sub-Advisory Agreement, dated November 12, 2003, between SIMC and Wellington Management Company, LLP with respect to the Real Estate, Enhanced Income, Small/Mid Cap Diversified Alpha, Real Return, Small Cap and Tax-Managed Small/Mid Cap (f/k/a the Tax-Managed Small Cap) Funds are herein incorporated by reference to Exhibit (d)(66) of Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 24, 2009.

(d)(87)  Investment Sub-Advisory Agreement, dated September 30, 2003, between SIMC and Wells Capital Management Incorporated with respect to the Core Fixed Income Fund is herein incorporated by reference to Exhibit (d)(73) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 12, 2003.

(d)(88)  Amended Schedules A and B, as last revised April 30, 2009, to the Investment Sub-Advisory Agreement, dated September 30, 2003, between SIMC and Wells Capital Management Incorporated with respect to the Core Fixed Income and U.S. Fixed Income Funds are herein incorporated by reference to Exhibit (d)(47) of Post-Effective Amendment No. 70 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on June 29, 2009.

(d)(89)  Investment Sub-Advisory Agreement, dated December 10, 2010, between SIMC and WestEnd Advisors, LLC with respect to the Large Cap Fund is herein incorporated by reference to Exhibit (d)(79) of Post-Effective Amendment No. 75 to Registrant's Registration Statement on Form N-1A (Files Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2011.

(d)(90)  Amended Schedules A and B, as last revised March 23, 2011, to the Investment Sub-Advisory Agreement, dated December 10, 2010, between SIMC and WestEnd Advisors, LLC with respect to the Large Cap and Tax-Managed Large Cap Funds are herein incorporated by reference to Exhibit (d)(78) of Post-Effective Amendment No. 77 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 2, 2011.

(d)(91)  Amendment, dated June 24, 2011, to the Investment Sub-Advisory Agreement, dated December 10, 2010 and with Amended Schedules A and B, as last revised March 23, 2011, between SIMC and WestEnd Advisors, LLC with respect to the Large Cap and Tax-Managed Large Cap Funds is herein incorporated by reference to Exhibit (d)(79) of Post-Effective Amendment No. 77 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 2, 2011.

(d)(92)  Investment Sub-Advisory Agreement, dated March 24, 1997, between SIMC and Western Asset Management Company with respect to the Core Fixed Income Fund is herein incorporated by reference to Exhibit 5(dd) of Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 1998.

(d)(93)  Amendment, dated July 1, 2003, to the Investment Sub-Advisory Agreement, dated March 24, 1997, between SIMC and Western Asset Management Company with respect to the Core Fixed Income Fund is herein incorporated by reference to Exhibit (d)(72) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 12, 2003.

(d)(94)  Amended Schedules A and B, as last revised April 28, 2009, to the Investment Sub-Advisory Agreement, dated March 24, 1997 and as amended July 1, 2003, between SIMC and Western Asset Management Company with respect to the Core Fixed Income and U.S. Fixed Income Funds are herein incorporated by reference to Exhibit (d)(6) of Post-Effective Amendment No. 69 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on April 29, 2009.

(d)(95)  Investment Sub-Advisory Agreement, dated November 7, 2005, between SIMC and Western Asset Management Company Limited with respect to the Core Fixed Income Fund is herein incorporated by reference to Exhibit (d)(74) of Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on December 2, 2005.

(d)(96)  Amended Schedules A and B, as last revised April 28, 2009, to the Investment Sub-Advisory Agreement, dated November 7, 2005, between SIMC and Western Asset Management Company Limited with respect to the Core Fixed Income and U.S. Fixed Income Funds are herein incorporated by reference to Exhibit (d)(55) of Post-Effective Amendment No. 69 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on April 29, 2009.

(d)(97)  Investment Sub-Advisory Agreement, dated December 13, 2010, between SIMC and William Blair & Company L.L.C. with respect to the Small Cap Value, Small Cap and Tax-Managed Small/Mid Cap (f/k/a the Tax-Managed Small Cap) Funds is herein incorporated by reference to Exhibit (d)(80) of Post-Effective Amendment No. 75 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2011.

(e)(1)  Amended and Restated Distribution Agreement, dated September 16, 2002, between the Trust and SEI Investments Distribution Co. is herein incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2003.

(e)(2)  Amended Schedule A, as last revised December 6, 2011, to the Amended and Restated Distribution Agreement, dated September 16, 2002, between the Trust and SEI Investments Distribution Co. is herein incorporated by reference to Exhibit (e)(2) of Post-Effective Amendment No. 80 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 17, 2012.

(f)  Not Applicable.

(g)(1)  Custodian Agreement, dated August 23, 2011, between the Trust and Brown Brothers Harriman & Co. is herein incorporated by reference to Exhibit (g)(1) of Post-Effective Amendment No. 77 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 2, 2011.

(g)(2)  Schedule of Global Custody Services and Charges, dated February 28, 2011, to the Custodian Agreement between the Trust and Brown Brothers Harriman & Co. is herein incorporated by reference to Exhibit (g)(2) of Post-Effective Amendment No. 77 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 2, 2011.

(g)(3)  Mutual Fund Custody Agreement (originally dated September 17, 2004 by and between the Trust and Wachovia Bank, National Association and as filed with the SEC as Exhibit (g) of Post-Effective Amendment No. 43 to Registrant's Registration Statement on November 29, 2004), as amended and assigned August 16, 2006, between the Trust and U.S. Bank National Association is herein incorporated by reference to Exhibit (g)(3) of Post-Effective Amendment No. 56 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 29, 2006.

(g)(4)  Amendment, dated June 23, 2009, to the Mutual Fund Custody Agreement, dated September 17, 2004, as amended and assigned August 16, 2006, between the Trust and U.S. Bank National Association is herein incorporated by reference to Exhibit (g)(3) of Post-Effective Amendment No. 70 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on June 29, 2009.

(g)(5)  Amendment, dated February 19, 2010, to the Mutual Fund Custody Agreement, dated September 17, 2004, as amended and assigned August 16, 2006, and as amended June 23, 2009, between the Trust and U.S. Bank National Association is herein incorporated by reference to Exhibit (g)(5) of Post-Effective Amendment No. 77 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 2, 2011.

(g)(6)  Amendment, dated March 29, 2010, to the Mutual Fund Custody Agreement, dated September 17, 2004, as amended and assigned August 16, 2006, and as amended June 23, 2009 and February 19, 2010, between the Trust and U.S. Bank National Association is herein incorporated by reference to Exhibit (g)(5) of Post-Effective Amendment No. 75 to Registrant's Registration Statement on Form N-1A (Files Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2011.

(h)(1)  Amended and Restated Administration and Transfer Agency Agreement, dated December 10, 2003, between the Trust and SEI Investments Global Funds Services (f/k/a SEI Investments Fund Management) is herein incorporated by reference to Exhibit (h) of Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 29, 2004.

(h)(2)  Amended Schedule D, as last revised December 6, 2011, to the Amended and Restated Administration and Transfer Agency Agreement, dated December 10, 2003, between the Trust and SEI Investment Global Funds Services (f/k/a SEI Investments Fund Management) is herein incorporated by reference to Exhibit (h)(2) of Post-Effective Amendment No. 80 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 17, 2012.

(h)(3)  Expense Limitation Agreement, dated August 3, 2007, between SEI Investments Global Funds Services and SEI Institutional Managed Trust is herein incorporated by reference to Exhibit (h)(3) of Post-Effective Amendment No. 62 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on August 3, 2007.

(h)(4)  Class A Shares Shareholder Service Plan and Agreement, dated May 1, 1996, between the Trust and SEI Investments Distribution Company (f/k/a SEI Financial Services Company) is herein incorporated by reference to Exhibit 15(e) of Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 1997.

(h)(5)  Class A Shares Administrative Services Agreement, dated July 21, 2005, between the Trust and GWFS Equities, Inc. with respect to the Large Cap Value, Small Cap Value, Small Cap Growth and High Yield Bond Funds is herein incorporated by reference to Exhibit (m)(5) of Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on December 2, 2005.

(h)(6)  Class I Shares Shareholder Service Plan and Agreement between the Trust and SEI Investments Distribution Company is herein incorporated by reference to Exhibit (m)(6) of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 29, 2001.

(h)(7)  Class I Shares Administrative Services Plan and Agreement, dated October 4, 2001, between the Trust and SEI Investments Distribution Company is herein incorporated by reference to Exhibit (m)(8) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2002.

(h)(8)  Class Y Shares Shareholder Service Plan and Agreement between the Trust and SEI Investments Distribution Company is herein incorporated by reference to Exhibit (m)(7) of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 29, 2001.

(h)(9)  Class G Shares Shareholder Service Plan and Agreement between the Trust and SEI Investments Distribution Company is herein incorporated by reference to Exhibit (h)(9) of Post-Effective Amendment No. 65 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on October 16, 2008.

(i)  Opinion and Consent of Counsel is filed herewith.

(j)  Consent of Independent Registered Public Accounting Firm is filed herewith.

(k)  Not Applicable.

(l)  Not Applicable.

(m)  Class G Shares Distribution Plan is herein incorporated by reference to Exhibit (m) of Post-Effective Amendment No. 65 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on October 16, 2008.

(n)  Amended and Restated Rule 18f-3 Multiple Class Plan, dated August 12, 2010, is herein incorporated by reference to Exhibit (n) of Post-Effective Amendment No. 75 to the Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2011.

(o)  Not applicable.

(p)(1)  The Code of Ethics for SEI Investments Management Corporation, dated October 1, 2010, is herein incorporated by reference to Exhibit (p)(1) of Post-Effective Amendment No. 75 to Registrant's Registration Statement on Form N-1A (Files Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2011.

(p)(2)  The Code of Ethics for SEI Investments Distribution Co., dated January 1, 2012, is filed herewith.

(p)(3)  The Code of Ethics for SEI Institutional Managed Trust, as last revised December 12, 2010, is herein incorporated by reference to Exhibit (p)(3) of Post-Effective Amendment No. 77 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 2, 2011.

(p)(4)  The Code of Ethics for SEI Investments Global Funds Services, as last revised February 2010, is herein incorporated by reference to Exhibit (p)(4) of Post-Effective Amendment No. 77 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 2, 2011.

(p)(5)  The Code of Ethics for Acadian Asset Management LLC, as last revised February 2011, is herein incorporated by reference to Exhibit (p)(5) of Post-Effective Amendment No. 77 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 2, 2011.

(p)(6)  The Code of Ethics for AllianceBernstein L.P., dated March 2011, is herein incorporated by reference to Exhibit (p)(6) of Post-Effective Amendment No. 77 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 2, 2011.

(p)(7)  The Code of Ethics for Allianz Global Investors of America L.P., the parent company of Allianz Global Investors Capital LLC (f/k/a Oppenheimer Capital LLC), dated October 1, 2009, is herein incorporated by reference to Exhibit (p)(29) of Post-Effective Amendment No. 75 to Registrant's Registration Statement on Form N-1A (Files Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2011.

(p)(8)  The Code of Ethics for Analytic Investors, LLC, dated August 14, 2009, is herein incorporated by reference to Exhibit (p)(17) of Post-Effective Amendment No. 73 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2010.

(p)(9)  The Code of Ethics for AQR Capital Management, LLC is herein incorporated by reference to Exhibit (p)(41) of Post-Effective Amendment No. 70 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on June 29, 2009.

(p)(10)  The Code of Ethics for Ares Management LLC, dated January 15, 2008, is herein incorporated by reference to Exhibit (p)(40) of Post-Effective Amendment No. 65 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on October 16, 2008.

(p)(11)  The Code of Ethics for Aronson+Johnson+Ortiz, LP is herein incorporated by reference to Exhibit (p)(20) of Post-Effective Amendment No. 66 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2009.

(p)(12)  The Code of Ethics for Artisan Partners Limited Partnership, as last revised May 11, 2011, is herein incorporated by reference to Exhibit (p)(12) of Post-Effective Amendment No. 77 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 2, 2011.

(p)(13)  The Code of Ethics for BofA Advisors, LLC, as last revised January 1, 2011, is herein incorporated by reference to Exhibit (p)(13) of Post-Effective Amendment No. 77 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 2, 2011.

(p)(14)  The Code of Ethics for Brigade Capital Management, LLC is herein incorporated by reference to Exhibit (p)(40) of Post-Effective Amendment No. 70 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on June 29, 2009.

(p)(15)  The Code of Ethics for Brown Advisory LLC, dated August 2011, is herein incorporated by reference to Exhibit (p)(15) of Post-Effective Amendment No. 80 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 17, 2012.

(p)(16)  The Code of Ethics for Century Capital Management, LLC, dated January 1, 2010, is herein incorporated by reference to Exhibit (p)(35) of Post-Effective Amendment No. 75 to Registrant's Registration Statement on Form N-1A (Files Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2011.

(p)(17)  The Code of Ethics for Delaware Management Company, a series of Delaware Management Business Trust, dated January 1, 2010, is herein incorporated by reference to Exhibit (p)(18) of Post-Effective Amendment No. 75 to Registrant's Registration Statement on Form N-1A (Files Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2011.

(p)(18)  The Code of Ethics for Guggenheim Investment Management, LLC and Guggenheim Partners Asset Management, LLC, dated July 2011, is herein incorporated by reference to Exhibit (p)(18) of Post-Effective Amendment No. 80 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 17, 2012.

(p)(19)  The Code of Ethics for Integrity Asset Management, LLC, dated November 15, 2011, is filed herewith.

(p)(20)  The Code of Ethics for Janus Capital Group, the parent company of INTECH Investment Management LLC and Janus Capital Management LLC, as last revised June 23, 2011, is herein incorporated by reference to Exhibit (p)(20) of Post-Effective Amendment No. 81 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 27, 2012.

(p)(21)  The Code of Ethics for Jennison Associates LLC, dated June 30, 2010, is herein incorporated by reference to Exhibit (p)(36) of Post-Effective Amendment No. 75 to Registrant's Registration Statement on Form N-1A (Files Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2011.

(p)(22)  The Code of Ethics for J.P. Morgan Investment Management Inc., as last revised July 7, 2010, is herein incorporated by reference to Exhibit (p)(22) of Post-Effective Amendment No. 77 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 2, 2011.

(p)(23)  The Code of Ethics for Lazard Asset Management LLC, dated November 2008, is herein incorporated by reference to Exhibit (p)(37) of Post-Effective Amendment No. 75 to Registrant's Registration Statement on Form N-1A (Files Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2011.

(p)(24)  The Code of Ethics for Lee Munder Capital Group, LLC, as last revised May 2, 2011, is herein incorporated by reference to Exhibit (p)(24) of Post-Effective Amendment No. 77 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 2, 2011.

(p)(25)  The Code of Ethics for LSV Asset Management is herein incorporated by reference to Exhibit (p)(9) of Post-Effective Amendment No. 56 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 29, 2006.

(p)(26)  The Code of Ethics for Martingale Asset Management LP, dated August 18, 2008, is herein incorporated by reference to Exhibit (p)(10) of Post-Effective Amendment No. 65 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on October 16, 2008.

(p)(27)  The Code of Ethics for TCW, the parent company of Metropolitan West Asset Management LLC, as last revised April 11, 2011, is herein incorporated by reference to Exhibit (p)(28) of Post-Effective Amendment No. 77 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 2, 2011.

(p)(28)  The Code of Ethics for Parametric Portfolio Associates LLC is herein incorporated by reference to Exhibit (p)(16) of Post-Effective Amendment No. 56 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 29, 2006.

(p)(29)  The Code of Ethics for Quantitative Management Associates LLC is herein incorporated by reference to Exhibit (p)(25) of Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on December 2, 2005.

(p)(30)  The Code of Ethics for Robeco Investment Management, Inc. is herein incorporated by reference to Exhibit (p)(33) of Post-Effective Amendment No. 66 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2009.

(p)(31)  The Code of Ethics for Security Capital Research & Management Incorporated, as last revised July 7, 2010, is herein incorporated by reference to Exhibit (p)(32) of Post-Effective Amendment No. 77 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 2, 2011.

(p)(32)  The Code of Ethics for SSgA Funds Management, Inc., dated November 1, 2009, is herein incorporated by reference to Exhibit (p)(24) of Post-Effective Amendment No. 75 to Registrant's Registration Statement on Form N-1A (Files Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2011.

(p)(33)  The Code of Ethics for Tocqueville Asset Management LP, dated March 6, 2009, is herein incorporated by reference to Exhibit (p)(34) of Post-Effective Amendment No. 77 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 2, 2011.

(p)(34)  The Code of Ethics for Janus Capital Group, the parent company of Turner Investments, L.P., dated June 23, 2011, is herein incorporated by reference to Exhibit (p)(35) of Post-Effective Amendment No. 77 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 2, 2011.

(p)(35)  The Code of Ethics for TW Asset Management LLC, dated January 2012, is herein incorporated by reference to Exhibit (p)(35) of Post-Effective Amendment No. 80 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 17, 2012.

(p)(36)  The Code of Ethics for The Bank of New York Mellon, the parent company of Urdang Capital Management Inc, dated May 2009, is herein incorporated by reference to Exhibit (p)(36) of Post-Effective Amendment No. 77 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 2, 2011.

(p)(37)  The Code of Ethics for Waddell & Reed Investment Management Co, dated May 2010, is herein incorporated by reference to Exhibit (p)(37) of Post-Effective Amendment No. 77 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 2, 2011.

(p)(38)  The Code of Ethics for Wellington Management Company, LLP, dated October 1, 2008, is herein incorporated by reference to Exhibit (p)(16) of Post-Effective Amendment No. 70 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on June 29, 2009.

(p)(39)  The Code of Ethics for Wells Capital Management Incorporated, dated April 1, 2010, is herein incorporated by reference to Exhibit (p)(19) of Post-Effective Amendment No. 75 to Registrant's Registration Statement on Form N-1A (Files Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2011.

(p)(40)  The Code of Ethics for WestEnd Advisors, LLC, as last revised February 2011, is herein incorporated by reference to Exhibit (p)(40) of Post-Effective Amendment No. 77 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 2, 2011.

(p)(41)  The Code of Ethics for Western Asset Management Company and Western Asset Management Company Limited, dated January 1, 2010, is herein incorporated by reference to Exhibit (p)(13) of Post-Effective Amendment No. 75 to Registrant's Registration Statement on Form N-1A (Files Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2011.

(p)(42)  The Code of Ethics for William Blair & Company L.L.C., dated February 18, 2010, is herein incorporated by reference to Exhibit (p)(39) of Post-Effective Amendment No. 75 to Registrant's Registration Statement on Form N-1A (Files Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2011.

(q)(1)  Power of Attorney for Robert A. Nesher, dated March 22, 2011, is herein incorporated by reference to Exhibit (q)(1) of Post-Effective Amendment No. 77 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 2, 2011.

(q)(2)  Power of Attorney for William M. Doran, dated March 22, 2011, is herein incorporated by reference to Exhibit (q)(2) of Post-Effective Amendment No. 77 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 2, 2011.

(q)(3)  Power of Attorney for Rosemarie B. Greco, dated March 22, 2011, is herein incorporated by reference to Exhibit (q)(3) of Post-Effective Amendment No. 77 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 2, 2011.

(q)(4)  Power of Attorney for George J. Sullivan, Jr., dated March 22, 2011, is herein incorporated by reference to Exhibit (q)(4) of Post-Effective Amendment No. 77 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 2, 2011.

(q)(5)  Power of Attorney for Nina Lesavoy, dated March 22, 2011, is herein incorporated by reference to Exhibit (q)(5) of Post-Effective Amendment No. 77 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 2, 2011.

(q)(6)  Power of Attorney for James M. Williams, dated March 22, 2011, is herein incorporated by reference to Exhibit (q)(6) of Post-Effective Amendment No. 77 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 2, 2011.

(q)(7)  Power of Attorney for Mitchell A. Johnson, dated March 22, 2011, is herein incorporated by reference to Exhibit (q)(7) of Post-Effective Amendment No. 77 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 2, 2011.

(q)(8)  Power of Attorney for Hubert L. Harris, dated March 22, 2011, is herein incorporated by reference to Exhibit (q)(8) of Post-Effective Amendment No. 77 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 2, 2011.

(q)(9)  Power of Attorney for Peter A. Rodriguez, dated March 22, 2011, is herein incorporated by reference to Exhibit (q)(9) of Post-Effective Amendment No. 77 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 2, 2011.

Item 29.  Persons Controlled by or under Common Control with Registrant:

See the Prospectuses and Statement of Additional Information filed herewith regarding the Registrant's control relationships. SIMC is a subsidiary of SEI Investments Company, which also controls the distributor of the Registrant (SEI Investments Distribution Co.) and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors and investment managers.

Item 30.  Indemnification:

Article VIII of the Agreement and Declaration of Trust is filed as Exhibit 1 to the Registration Statement. Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act") may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and therefore is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issues.

Item 31.  Business and Other Connections of the Investment Adviser and Sub-Advisers:

The following tables describe other business, profession, vocation or employment of a substantial nature in which each director, officer or partner of the Adviser or Sub-Adviser is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee. The Adviser's or Sub-Adviser's table was provided to the Registrant by the Adviser or Sub-Adviser for inclusion in this Registration Statement.

SEI Investments Management Corporation

SEI Investments Management Corporation ("SIMC") is the Adviser for the Registrant's Funds. The principal business address of SIMC is One Freedom Valley Drive, Oaks, Pennsylvania 19456. SIMC is a registered investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act").

Unless otherwise noted, the address of all the companies listed below is One Freedom Valley Drive, Oaks, Pennsylvania, 19456.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Edward Loughlin Director, Senior Vice President	SEI Investments Company	Executive Vice President

	SEI Investments Distribution Co.	Director

	SEI Trust Company	Director

	SEI Global Services, Inc.	Senior Vice President

	LSV Asset Management	Management Committee

	SEI Investments (Asia), Limited	Director

	SEI Asset Korea, Co. Ltd	Director

	SEI Investments (South Africa) Limited	Director

	SEI Investments Global Funds Services	Vice President

	SEI Investments Canada Company	Director

N. Jeffrey Klauder Director, Senior Vice President, Assistant Secretary	SEI Investments Company	Executive Vice President, General Counsel, Chief Compliance Officer, Assistant Secretary

	SEI Trust Company	Director, Vice President

	SEI Funds, Inc.	Vice President, Secretary

	SEI Investments, Inc	Vice President, Secretary

	SEI Global Investments Corp.	Director, Vice President, Secretary

	SEI Insurance Group, Inc.	Director, Vice President, Assistant Secretary

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	SEI Advanced Capital Management, Inc	Director, Vice President, Secretary

	SEI Primus Holding Corp.	Vice President, Assistant Secretary

	SEI Global Services, Inc	Director, Senior Vice President, Assistant Secretary

	SEI Private Trust Company	Director, Vice President

	SEI SIMC Holdings, LLC	Manager

	LSV Asset Management	Management Committee

	SEI Global Capital Investments, Inc	Vice President, Assistant Secretary

	SEI Investments (Europe) Ltd. UK	Director

	SEI Investments (Asia) Limited	Director

	SEI Global Nominee Ltd.	Director

	SEI European Services Limited U.K.	Director

	SEI Asset Korea, Co Ltd	Director

	SEI Investments Global, Limited	Director

	Larington Limited	Director

	SEI Investments—Global Fund Services Limited	Director

	SEI Ventures Inc.	Vice President, Secretary

	SEI Investments Management Corporation Delaware, LLC	Vice President, Assistant Secretary

	SIMC Subsidiary LLC	Manager

	SEI Investments Development Inc.	Vice President, Secretary

	SEI Investments Global Funds Services	Vice President, Assistant Secretary

	SEI Investments Canada Company	Director

	SEI Institutional Transfer Agent, Inc.	Director, Senior Vice President

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Wayne Withrow Director, Senior Vice President	SEI Investments Company	Executive Vice President

	SEI Investments Distribution Co.	Director

	SEI Global Services Inc	Director, Senior Vice President

	SEI Investments Global (Cayman) Limited	Director

	SEI Global Holdings (Cayman) Inc	Chairman of the Board, Chief Executive Officer

	SEI Investments—Global Fund Services Limited	Director

	SEI Investments Global (Bermuda) Ltd	Vice President

Joseph P. Ujobai Director, Senior Vice President	SEI Investments Company	Executive Vice President

	SEI Global Investments Corp	President

	SEI Global Services, Inc	Senior Vice President

	SEI Investments (Asia), Limited	Director

	SEI Investments (Europe) Ltd UK	Director

	SEI Global Nominee Ltd	Director

	SEI European Services Limited U.K.	Director

	SEI Investments Global, Limited	Director

	SEI Investments (South Africa) Limited	Director

	SEI Investments Canada Company	Director, President

Kevin Barr Director, President	SEI Investments Company	Executive Vice President

	SEI Investments Distribution Co.	President, Chief Executive Officer

	SEI Global Services Inc.	Vice President

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Kathy Heilig Vice President, Treasurer	SEI Investments Company	Vice President, Controller, Chief Accounting Officer

	SEI Funds Inc	Director, Vice President, Treasurer

	SEI Investments, Inc	Director, Vice President, Treasurer

	SEI Global Investments Corp	Director, Vice President, Treasurer

	SEI Insurance Group, Inc	Vice President, Treasurer

	SEI Advanced Capital Management, Inc	Director, Vice President, Treasurer

	SEI Primus Holding Corp	Director, Vice President, Treasurer

	SEI Global Services, Inc.	Treasurer

	SEI Global Capital Investments, Inc	Director, Vice President, Treasurer

	SEI Investments Global (Cayman) Limited	Vice President, Treasurer

	SEI Investments Global Holdings (Cayman) Inc	Vice President, Assistant Secretary, Treasurer

	SEI Ventures, Inc	Director, Vice President, Treasurer

	SEI Investments Management Corporation Delaware, LLC	Manager, Vice President, Treasurer

	SEI Investments Developments Inc	Director, Vice President, Treasurer

	SEI Investments Global Funds Services	Vice President, Treasurer

Timothy D. Barto General Counsel, Vice President, Secretary	SEI Investments Company	Vice President—Legal, Assistant Secretary

	SEI Funds Inc	Vice President

	SEI Global Services Inc	Vice President, Assistant Secretary

	SEI SIMC Holdings, LLC	Manager

	SEI Investments Global (Bermuda) Ltd	Vice President

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	SEI Structured Credit Fund, L.P.	Vice President, Assistant Secretary

	SIMC Subsidiary, LLC	Manager

	SEI Investments Global Funds Services	General Counsel, Vice President, Secretary

	SEI Institutional Transfer Agent, Inc.	General Counsel, Secretary

Aaron Buser Vice President, Assistant Secretary	SEI Structured Credit Fund, L.P.	Vice President, Assistant Secretary

	SEI Institutional Transfer Agent, Inc	Vice President, Assistant Secretary

David McCann Vice President, Assistant Secretary	SEI Institutional Transfer Agent, Inc.	Vice President, Assistant Secretary

Kevin Crowe Vice President	SEI Global Services, Inc.	Vice President

John Fisher Vice President	SEI Global Services, Inc.	Vice President

Linda Kerr Vice President	SEI Global Services, Inc.	Vice President

	SEI Private Trust Company	Vice President

Paul Klauder Vice President	SEI Global Services, Inc	Vice President

	SEI Investments Canada Company	Vice President

Roger Messina Vice President	SEI Global Services Inc	Vice President

	SEI Investments Canada Company	Vice President

James Miceli Vice President	SEI Global Services, Inc.	Vice President

James V. Morris Vice President	SEI Global Services, Inc.	Vice President

Stephen Onofrio Vice President	SEI Global Services, Inc.	Vice President

Robert Wrzesniewski Vice President	SEI Global Services, Inc.	Vice President

Acadian Asset Management LLC

Acadian Asset Management LLC ("Acadian") is a Sub-Adviser for the Registrant's Global Managed Volatility Fund. The principal business address of Acadian is One Post Office Square, Boston, Massachusetts 02109. Acadian is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Gary Bergstrom, Chairman, Member of Board of Managers	Acadian Asset Management (Singapore) Pte Ltd 8 Shenton Way #37-02 Singapore 068811	Director, asset management

John Chisholm, Executive Vice President, Chief Investment Officer, Member of Board of Managers	Acadian Asset Management (UK) Ltd 36-38 Cornhill London EC3V 3NG United Kingdom	Director, asset management

Churchill Franklin, Executive Vice President, Chief Operating Officer, Member of Board of Managers	Acadian Asset Management (UK) Ltd 36-38 Cornhill London EC3V 3NG United Kingdom	Director, asset management

	Acadian Asset Management (Australia) Ltd Level 40 Australia Square 265-278 George Street Sydney NSW 2000 Australia	Director, asset management

	Acadian Cayman Limited G.P. PO Box 309 Ugland House, Grand Cayman, KY1-1104, Cayman Islands	Director, asset management

Ronald Frashure, Chief Executive Officer, President, Member of Board of Managers	Acadian Asset Management (Singapore) Pte Ltd 8 Shenton Way #37-02 Singapore 068811	Director, asset management

	Acadian Cayman Limited G.P. PO Box 309 Ugland House, Grand Cayman, KY1-1104, Cayman Islands	Director, asset management

Mark Minichiello, Senior Vice President, Chief Financial Officer, Treasurer, Secretary, Member of Board of Managers	Acadian Asset Management (UK) Ltd 36-38 Cornhill London EC3V 3NG United Kingdom	Director, asset management

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Raymond Mui, Senior Vice President, Member of Board of Managers	Acadian Cayman Limited G.P. PO Box 309 Ugland House, Grand Cayman, KY1-1104, Cayman Islands	Director, asset management

Ross Dowd, Senior Vice President, Head of Client Service, Member of Board of Managers	Acadian Asset Management (UK) Ltd 36-38 Cornhill London EC3V 3NG United Kingdom	Director, asset management

	Acadian Cayman Limited G.P. PO Box 309 Ugland House, Grand Cayman, KY1-1104, Cayman Islands	Director, asset management

Hunter Smith, Senior Vice President, Chief Technology Officer, Member of Board of Managers	None	None

Linda Gibson, Member of Board of Managers	Old Mutual (US) Holdings Inc. (a holding company) 200 Clarendon Street, 53rd Floor Boston, MA 02116	Director, Executive Vice President and Chief Operating Officer

	Larch Lane Advisors, LLC (an investment advisor) 800 Westchester Avenue, Suite 618 Rye Brooke, NY 10573	Affiliated directorships

	2100 Xenon Group LLC (an investment advisor); 430 West Erie Street, Suite 310 Chicago, IL 60610	Affiliated directorships

	Acadian Asset Management LLC (an investment advisor) One Post Office Square, 20th Floor Boston, MA 02109	Affiliated directorships

	Analytic Investors, LLC (an investment advisor) 555 West Fifth Street, 50th Floor Los Angeles, CA 90013	Affiliated directorships

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	300 North Capital, LLC (an investment advisor) 300 North Lake Avenue Pasadena, CA 91101	Affiliated directorships

	Barrow, Hanley, Mewhinney & Strauss, LLC (an investment advisor); JPMorgan Chase Tower 2200 Ross Avenue, 31st Floor Dallas, TX 75201	Affiliated directorships

	The Campbell Group, Inc. (a holding company for The Campbell Group LLC) One South West Columbia, Suite 1700 Portland, OR 97258	Affiliated directorships

	Dwight Asset Management Company LLC (an investment advisor) 100 Bank Street, Suite 800 Burlington, VT 05402-1590	Affiliated directorships

	Echo Point Investment Management, LLC (an investment advisor); One Tower Bridge 100 Front Street, Suite 1230 West Conshohocken, PA 19428	Affiliated directorships

	Old Mutual (HFL) Inc. (a holding company for Heitman affiliated financial services firms) 191 North Wacker Drive, Suite 2500 Chicago, IL 60606	Affiliated directorships

	Investment Counselors of Maryland, LLC (an investment advisor) 803 Cathedral Street Baltimore, MD 21201	Affiliated directorships

	Lincluden Management Limited (an investment advisor) 1275 North Service Rd. W., Suite 607 Oakville, Ontario L6M3G4	Affiliated directorships

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	Old Mutual Asset Management International, Ltd. (an investment advisor) 2 Lambeth Hill London EC4P 4WR United Kingdom	Affiliated directorships

	Old Mutual Asset Managers (UK) Ltd. (an investment advisor) 2 Lambeth Hill London EC4P 4WR United Kingdom	Affiliated directorships

	Copper Rock Capital Partners, LLC (an investment advisor) 200 Clarendon Street, 51st Floor Boston, MA 02116	Affiliated directorships

	Old Mutual Capital, Inc. (an investment advisor) 4643 South Ulster Street, Suite 600 Denver, CO 80237	Affiliated directorships

	Old Mutual Investment Partners (a registered broker-dealer) 200 Clarendon Street, 53rd Floor Boston, MA 02116	Affiliated directorships

	Ashfield Capital Partners, LLC (an investment advisor) 750 Battery Street, Suite 600 San Francisco, CA 94111	Affiliated directorships

	Old Mutual Asset Management Trust Company (a trust company) 200 Clarendon Street, 52nd Floor Boston, MA 02116	Affiliated directorships

	Old Mutual Fund Managers Limited (a broker-dealer) 2 Lambeth Hill London EC4P 4WR United Kingdom	Affiliated directorships

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	Rogge Global Partners plc (an investment advisor) Sion Hall 56 Victoria Embankment London, EC4Y ODZ	Affiliated directorships

	Thompson, Siegel & Walmsley LLC (an investment advisor) 6806 Paragon Place, Suite 300 Richmond, VA 23230	Affiliated directorships

Matthew Berger, Member of Board of Managers	Old Mutual (US) Holdings Inc. (a holding company) 200 Clarendon St # 53 Boston, MA 02116-5055	Director and Senior Vice President, Director of Finance

	Acadian Asset Management LLC (investment advisor) One Post Office Square, 20th Floor Boston, MA 02109	Affiliated directorships

Christopher Hadley, Member of Board of Managers	Old Mutual (US) Holdings Inc. (a holding company) 200 Clarendon St # 53 Boston, MA 02116-5055	Senior Vice President, Human Resources

	Acadian Asset Management LLC (an investment advisor) One Post Office Square, 20th Floor Boston, MA 02109	Affiliated directorships

Aidan Riordan, Member of Board of Managers	Old Mutual (US) Holdings Inc. (a holding company) 200 Clarendon St # 53 Boston, MA 02116-5055	Senior Vice President, Director of Affiliate Development

	Acadian Asset Management LLC (an investment advisor) One Post Office Square, 20th Floor Boston, MA 02109	Affiliated directorships

	300 North Capital LLC (an investment advisor) 300 North Lake Avenue Pasadena, CA 91101	Affiliated directorships

	2100 Xenon Group LLC (an investment advisor) 430 West Erie Street, Suite 310 Chicago, IL 60610	Affiliated directorships

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	Copper Rock Capital Partners LLC (an investment advisor); 200 Clarendon Street, 51st Floor Boston, MA 02116	Affiliated directorships

	Ashfield Capital Partners, LLC (an investment advisor) 750 Battery Street, Suite 600 San Francisco, CA 94111	Affiliated directorships

	Echo Point Investment Management, LLC (an investment advisor) One Tower Bridge 100 Front Street, Suite 1230 West Conshohocken, PA 19428	Affiliated directorships

	Larch Lane Advisors LLC (an investment advisor) 800 Westchester Avenue, Suite 618 Rye Brooke, NY 10573	Affiliated directorships

Stephen Belgrad, Member of Board of Managers	Director, Chief Financial Officer and Executive Vice President—Old Mutual (US) Holdings Inc. (a holding company);	Affiliated directorships

	Acadian Asset Management LLC (an investment advisor) One Post Office Square, 20th Floor Boston, MA 02109	Affiliated directorships

	Analytic Investors, LLC (an investment advisor) 555 West Fifth Street, 50th Floor Los Angeles, CA 90013	Affiliated directorships

	Larch Lane Advisors LLC (an investment advisor) 800 Westchester Avenue, Suite 618 Rye Brooke, NY 10573	Affiliated directorships

AllianceBernstein L.P.

AllianceBernstein L.P. ("AllianceBernstein") is a Sub-Adviser to the Registrant's Small Cap, Small Cap Growth, Tax-Managed Small/Mid Cap, Multi-Asset Inflation Managed and Multi-Asset Capital Stability Funds. The principal business address of AllianceBernstein is 1345 Avenue of the Americas, New York, New York 10105. AllianceBernstein is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Dominique Carrel-Billard Director	AXA 25 Avenue Matignon Paris 75008 France	Chief Executive Officer

Henri de Castries Director	AXA 25 Avenue Matignon Paris 75008 France	Chairman, Management Board

	AELIC (AXA Paris) 25 Avenue Matignon Paris 75008, France	Director

	AXA Financial 1290 Avenue of the Americas New York, NY 10104	Chairman of the Board

Denis Duverne Director	AXA 25 Avenue Matignon Paris 75008 France	Chief Financial Officer

	AELIC (AXA Paris) 25 Avenue Matignon Paris 75008, France	Director

Weston M. Hicks Director	Alleghany Corporation 7 Times Square New York, NY 10036	President, Chief Executive Officer

Kevin Molloy Director	AXA 25 Avenue Matignon Paris 75008 France	Business Support and Development Representative

Mark Pearson Director	AELIC (AXA Paris) 25 Avenue Matignon Paris 75008, France	Chairman, Chief Executive Officer

	AXA Financial 1290 Avenue of the Americas New York, NY 10104	Director, President, Chief Executive Officer

Lorie A. Slutsky Director	New York Community Trust 909 Third Avenue New York, NY 10022	President, Chief Executive Officer

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	AELIC (AXA Paris) 25 Avenue Matignon Paris 75008, France	Director

A.W. (Pete) Smith, Jr. Director	Smith Consulting Ltd. 813 Carrie Court McLean, VA 22101	President

Peter J. Tobin Director	AXA 25 Avenue Matignon Paris 75008 France	Director

Edward J Farrell Interim Chief Financial Officer	Sanford C. Bernstein & Co., LLC 1345 Avenue of the Americas New York, NY 10105	Chief Financial Officer

James A. Gingrich Executive Vice President	Sanford C. Bernstein & Co., LLC 1345 Avenue of the Americas New York, NY 10105	Chief Financial Officer

Allianz Global Investors Capital LLC

Allianz Global Investors Capital LLC ("AGI Capital") is a Sub-Adviser for the Small Cap and Small Cap Growth Funds. The principal business address of AGI Capital is 600 West Broadway, San Diego, California 92101. AGI Capital has an additional office at 1633 Broadway, New York, New York 10019. AGI Capital is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Marna C. Whittington* Managing Director, Chief Executive Officer	Philadelphia Contributionship 212 South 4th Street Philadelphia, PA 19106-3787	Director

	Macy's, Inc. 7 West Seventh Street. Cincinnati, OH 45202	Director

	SPLLC (Strategic Partnerships LLC) 1729 King Street, Suite 100 Alexandria, VA 22314	Director

	Salk Institute for Biological Studies 10010 North Torrey Pines Road La Jolla, CA 92037	Board Member & Member, Investment Committee

	Middlebury College Middlebury, Vermont 05753	Trustee

*  Effective December 31, 2011, Marna C. Whittington retired from AGI Capital.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Horacio A. Valeiras, CFA Managing Director, Chief Investment Officer	The Bishops School 7607 La Jolla Boulevard La Jolla, CA 92037	Volunteer Trustee

	Opdenweyer—Alcus 274 Citrus Road River Ridge, LA 70123	President of the Board

	San Diego Foundation 2508 Historic Decatur Rd. Ste. 200 San Diego, CA 92128	Member, Investment Committee

	Virginia Tech Foundation 902 Prices Fork Road (0354) Suite 4500 Blacksburg, VA 24061	Member, Board of Directors

Analytic Investors, LLC

Analytic Investors, LLC ("Analytic") is a Sub-Adviser for the Registrant's U.S. Managed Volatility, Global Managed Volatility and Tax-Managed Managed Volatility Funds. The principal business address of Analytic is 555 West Fifth Street, 50th Floor, Los Angeles, California 90013. Analytic is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Roger G. Clark Chairman	Ensign Peak Advisors 50 E N Temple Salt Lake City, UT 84150	President

Harindra de Silva, Ph.D. President, Portfolio Manager	Analytic Total Return Volatility Fund, Ltd. Registered Office c/o Trident Trust Company (Cayman) Limited One Capital Place P.O. Box 847 Grand Cayman, KY1-1103 Cayman Islands	Director

Marie Nastasi Arlt Chief Operating Officer	Analytic Total Return Volatility Fund, Ltd. Registered Office c/o Trident Trust Company (Cayman) Limited One Capital Place P.O. Box 847 Grand Cayman, KY1-1103 Cayman Islands	Director

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Linda Gibson Board Member	Old Mutual (US) Holdings, Inc. 200 Clarendon Street, 53rd Floor Boston, MA 02116	Executive Vice President, Chief Operating Officer, Head of Affiliate Management

Stephen Belgrad Board Member	Old Mutual (US) Holdings, Inc. 200 Clarendon Street, 53rd Floor Boston, MA 02116	Executive Vice President, Chief Financial Officer

AQR Capital Management, LLC

AQR Capital Management, LLC ("AQR") is a Sub-Adviser for the Registrant's Large Cap, Tax-Managed Large Cap, Small Cap, Small Cap Growth and Multi-Asset Accumulation Funds. The principal business address of AQR is 2 Greenwich Plaza, 3rd Floor, Greenwich, Connecticut 06830. AQR is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Lasse Pedersen Principal	NYU Stern School of Business 44 W 4th Street New York, New York 10012	Chaired Professor of Finance (2007-2011)

	Copenhagen Business School Howitzvej 60, 2000 Frederiksberg, Denmark 3815 3815	Professor

John Howard Principal and Chief Operating Officer	AllianceBernstein L.P. 1345 Avenue of the Americas New York, New York 10105	Chief Financial Officer (March 2010— February 2011)

Ares Management LLC

Ares Management LLC ("Ares") is a Sub-Adviser for the Registrant's Enhanced Income and High Yield Bond Funds. The principal business address of Ares is 2000 Avenue of the Stars, 12th Floor, Los Angeles, California 90067. Ares is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of Ares has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Aronson+Johnson+Ortiz, LP

Aronson+Johnson+Ortiz, LP ("AJO") is a Sub-Adviser for the Registrant's Large Cap, Large Cap Value, Tax-Managed Large Cap, U.S. Managed Volatility and Tax-Managed Managed Volatility Funds. The principal business address of AJO is 230 South Broad Street, 20th Floor, Philadelphia, Pennsylvania 19102. AJO is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of AJO has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Artisan Partners Limited Partnership

Artisan Partners Limited Partnership ("Artisan") is a Sub-Adviser for the Registrant's Small Cap Value Fund. The principal business address of Artisan is 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202. Artisan is a registered investment adviser under the Advisers Act.

The principal business address of Artisan, Artisan Partners Funds, Inc. and Artisan Partners Distributors LLC is 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Andrew A. Ziegler Executive Chairman, Managing Director	Artisan Partners Funds, Inc.	Director

Eric R. Colson Chief Executive Officer, Managing Director	Artisan Partners Funds, Inc.	President, Chief Executive Officer

	Artisan Partners Distributors LLC	Registered Representative

Charles J. Daley, Jr. Chief Financial Officer, Managing Director	Artisan Partners Distributors LLC	Chief Financial Officer, Treasurer, Financial Principal

Karen L. Guy Chief Operating Officer, Managing Director	Artisan Partners Distributors LLC	Chairman, President, Supervisory Principal

Sarah A. Johnson Associate Counsel, Managing Director	Artisan Partners Funds, Inc.	General Counsel, Vice President, Secretary

	Artisan Partners Distributors LLC	Vice President

Janet D. Olsen General Counsel, Managing Director	Artisan Partners Distributors LLC	Vice President, Secretary

Gregory K. Ramirez Chief Accounting Officer, Managing Director	Artisan Partners Funds, Inc.	Chief Financial Officer, Vice President, Treasurer

	Artisan Partners Distributors LLC	Assistant Treasurer, Financial Principal

Lawrence A. Totsky Senior Vice President, Managing Director	Artisan Partners Distributors LLC	Vice President, Treasurer, Chief Financial Officer, Financial Principal

BofA Advisors, LLC

BofA Advisors, LLC ("BofA") is the Sub-Adviser for the Registrant's Prime Obligation Fund. The principal business address of BofA is 100 Federal Street, Boston, Massachusetts 02110. BofA is an

investment adviser registered under the Advisers Act and performs investment advisory services for the Prime Obligation Fund and other clients.

The business and other connections of the officers and directors of BofA are listed on Form ADV of BofA Advisors, LLC as currently on file with the Securities and Exchange Commission (File No. 801-50372).

Brigade Capital Management, LLC

Brigade Capital Management, LLC ("Brigade") is a Sub-Adviser for the Registrant's High Yield Bond Fund. The principal business address of Brigade is 399 Park Avenue, 16th Floor, New York, New York 10022. Brigade is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Carney Hawks Senior Analyst	Aventine Renewable Energy 5400 LBJ Freeway Suite 450 Dallas, TX 75240	Director

Brown Advisory LLC

Brown Advisory LLC ("Brown Advisory") is a Sub-Adviser for the Registrant's Large Cap, Large Cap Growth and Tax-Managed Large Cap Funds. The principal business address of Brown Advisory is 901 South Bond Street, Suite 400, Baltimore, Maryland 21231. Brown Advisory is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Michael D Hankin President	Brown Advisory Incorporated and affiliates 901 South Bond Street, Suite 400 Baltimore, MD 21231	Chief Executive Officer, Partner

	Baltimore Waterfront Mgmt Authority 1000 Lancaster Street Baltimore, MD 21231	Chairman

	Gilman School 5407 Roland Avenue Baltimore, MD 21210	Trustee

	Greenspring Valley Hounds 13920 Mantua Mill Road Reisterstown, MD 21136	Director

	Johns Hopkins Medicine 600 N. Wolfe Street Baltimore, MD 21287	Trustee

	Johns Hopkins University Carey School of Business 100 International Drive Baltimore, MD 21202	Chairman, Corporate Advisory

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	Land Preservation Trust PO Box 433 Lutherville-Timonium, MD 21094-0433	President

	Lyme Disease Research Foundation 107555 Falls Road, Suite 200 Lutherville, MD 21093	Trustee

	Tate Engineering Systems, Inc 1560 Caton Center Drive Halethorpe, MD 21227	Director

David M. Churchill Treasurer	Brown Advisory Incorporated and affiliates 901 South Bond Street, Suite 400 Baltimore, MD 21231	Chief Financial Officer, Partner

	First Fruits Farm 2025 Freeland Road Freeland, MD 21053	Director

Brett D. Rogers Chief Compliance Officer	Brown Advisory Incorporated and affiliates 901 South Bond Street, Suite 400 Baltimore, MD 21231	Chief Compliance Officer, Partner

	Deutsche Asset Management 345 Park Avenue New York, NY 10054	Director (former)

	The Central Europe and Russia Fund, Inc., the New Germany Fund, Inc. and the European Equity Fund, Inc. 345 Park Avenue New York, NY 10054	Chief Compliance Officer (former)

	Kasina Youth Foundation 581 Avenue of the Americas New York, NY 10011	Director

	University of Maryland School of Law Alumni Foundation 500 W. Baltimore Street Baltimore, MD 21201	Director

Century Capital Management, LLC

Century Capital Management, LLC ("Century") is a Sub-Adviser for the Registrant's Tax-Managed Small/Mid Cap Fund. The principal business address of Century is 100 Federal Street, Boston, Massachusetts 02110. Century is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Davis R. Fulkerson Managing Partner	CCP Capital III, Inc. 100 Federal Street Boston, MA 02110	Director

	CCP Capital IV, LLC 100 Federal Street Boston, MA 02110	Member

	CCP Focused III, LLC 100 Federal Street Boston, MA 02110	Manager

	Forethought Financial Group, Inc. 300 N. Meridian Street Suite 1800 Indianapolis, IN 46204	Director

	Torrent Technologies, Inc. 1000 2nd Avenue Seattle, WA 98104	Director

Frank Bazos Partner	CCP Capital IV, LLC 100 Federal Street Boston, MA 02110	Member

	CCP Focused III, LLC 100 Federal Street Boston, MA 02110	Manager

	Santa Rosa Consulting, Inc. 41000 Woodward Ave. Bloomfield Hills, MI 48304	Director

Charles L. Kline Partner	CCP Capital IV, LLC 100 Federal Street Boston, MA 02110	Member

	CCP Focused III, LLC 100 Federal Street Boston, MA 02110	Manager

	Digital Risk, LLC 2301 Maitland Center Parkway Suite 165 Maitland, FL 32751	Director

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	Integro Limited 1 State Street Plaza 9th Floor New York, NY 10004	Director

	Advisors Excel LLC 1300 SW Arrowhead Road Suite 200 Topeka, KS 66604	Director

David C. Sherwood Partner	CCP Capital IV, LLC 100 Federal Street Boston, MA 02110	Member

	CCP Focused III, LLC 100 Federal Street Boston, MA 02110	Manager

	Digital Risk, LLC 2301 Maitland Center Parkway Suite 165 Maitland, FL 32751	Director

Gerard Vecchio Partner	CCP Capital IV, LLC 100 Federal Street Boston, MA 02110	Member

	CCP Focused III, LLC 100 Federal Street Boston, MA 02110	Manager

	Ascension Insurance Holdings, LLC 2345 Grand Blvd Suite 610 Kansas City, MO 64108	Director

Delaware Management Company, a series of Delaware Management Business Trust

Delaware Management Company, a series of Delaware Management Business Trust ("DMC"), is a Sub-Adviser for the Registrant's Large Cap, Large Cap Growth, Tax-Managed Large Cap and High Yield Bond Funds. The principal business address of DMC is One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103. Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries. DMC is a registered investment adviser under the Advisers Act.

Unless otherwise noted, the following persons serving as directors or officers of DMC have held the following positions since September 30, 2009. Additionally, unless otherwise noted, the principal business address of each of the other companies is 2005 Market Street, Philadelphia, Pennsylvania 19103.

Name and Position With DMC	Name and Principal Business Address of Other Company	Connection With Other Company
Patrick P. Coyne President	Delaware Investments® Family of Funds	Chairman, President and Chief Executive Officer

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	Delaware Investments	Various executive capacities

	Kaydon Corp. 315 E. Eisenhower Pkwy Suite 300 Ann Arbor, MI 48108	Director

Michael J. Hogan Executive Vice President, Head of Equity Investments	Delaware Investments® Family of Funds	Executive Vice President, Head of Equity Investments

	Delaware Investments	Various executive capacities

See Yeng Quek Executive Vice President/Managing Director/Head of Fixed Income Investments	Delaware Investments® Family of Funds	Executive Vice President/Managing Director, Fixed Income

	Delaware Investments	Various executive capacities

Philip N. Russo Executive Vice President, Chief Administrative Officer	Delaware Investments	Various executive capacities

Joseph R. Baxter Senior Vice President/Head of Municipal Bond Department/Senior Portfolio Manager	Delaware Investments® Family of Funds	Senior Vice President/Head of Municipal Bond Department/Senior Portfolio Manager

	Delaware Investments	Various capacities

Christopher S. Beck Senior Vice President/Chief Investment Officer—Small Cap Value Equity	Delaware Investments® Family of Funds	Senior Vice President/Chief Investment Officer, Small Cap Value Equity

	Delaware Investments	Various capacities

Michael P. Buckley Senior Vice President/Portfolio Manager/Director of Municipal Research	Delaware Investments® Family of Funds	Senior Vice President/Portfolio Manager/Director of Municipal Research

	Delaware Investments	Various capacities

Stephen J. Busch Senior Vice President/Investment Accounting	Delaware Investments® Family of Funds	Senior Vice President/Investment Accounting

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	Delaware Investments	Various capacities

Michael F. Capuzzi Senior Vice President/Investment Systems	Delaware Investments® Family of Funds	Senior Vice President/Investment Systems

	Delaware Investments	Various capacities

Lui-Er Chen Senior Vice President/Chief Investment Officer, Emerging Markets and Healthcare	Delaware Investments® Family of Funds	Senior Vice President/Chief Investment Officer, Emerging Markets and Healthcare

	Delaware Investments	Various capacities

Thomas H. Chow Senior Vice President, Senior Portfolio Manager	Delaware Investments® Family of Funds	Senior Vice President, Senior Portfolio Manager

	Delaware Investments	Various capacities

Stephen J. Czepiel Senior Vice President, Senior Portfolio Manager	Delaware Investments® Family of Funds	Senior Vice President, Senior Portfolio Manager

	Delaware Investments	Various capacities

Chuck M. Devereux Senior Vice President/Director of Credit Research	Delaware Investments® Family of Funds	Senior Vice President/Director of Credit Research

	Delaware Investments	Various capacities

Roger A. Early Senior Vice President/Co-Chief Investment Officer—Total Return Fixed Income Strategy	Delaware Investments® Family of Funds	Senior Vice President/Co-Chief Investment Officer—Total Return Fixed Income Strategy

	Delaware Investments	Various capacities

Stuart M. George Senior Vice President, Head of Equity Trading	Delaware Investments® Family of Funds	Senior Vice President, Head of Equity Trading

	Delaware Investments	Various capacities

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Edward Gray Senior Vice President/Chief Investment Officer—International Value Equity	Delaware Investments® Family of Funds	Senior Vice President/Chief Investment Officer—International Value Equity

	Delaware Investments	Various capacities

Paul Grillo Senior Vice President/Co-Chief Investment Officer—Total Return Fixed Income Strategy	Delaware Investments® Family of Funds	Senior Vice President/Co-Chief Investment Officer—Total Return Fixed Income Strategy

	Delaware Investments	Various capacities

Sharon Hill Senior Vice President/Head of Equity Quantitative Research and Analytics (Senior VP since March 2011)	Delaware Investments® Family of Funds	Senior Vice President/Head of Equity Quantitative Research and Analytics

	Delaware Investments	Various capacities

James L. Hinkley Senior Vice President/Head of Product Management (since June 2010)	Delaware Investments® Family of Funds	Senior Vice President/Head of Product Management (since May 2011)

	Delaware Investments	Various capacities

Jeffrey M. Kellogg Senior Vice President/Mutual Funds (since June 2010)	Delaware Investments® Family of Funds	Senior Vice President/Mutual Funds

	Delaware Investments	Various capacities

Kevin P. Loome Senior Vice President/Senior Portfolio Manager/Head of High Yield Investments	Delaware Investments® Family of Funds	Senior Vice President/Senior Portfolio Manager/Head of High Yield Investments

	Delaware Investments	Various capacities

Christopher McCarthy Senior Vice President/Financial Institutions Sales (since June 2010)	Delaware Investments	Various capacities

Name and Position With DMC	Name and Principal Business Address of Other Company	Connection With Other Company
Timothy D. McGarrity Senior Vice President, Financial Services Officer	Delaware Investments	Various capacities

Francis X. Morris Senior Vice President, Chief Investment Officer—Core Equity	Delaware Investments® Family of Funds	Senior Vice President, Chief Investment Officer—Core Equity

	Delaware Investments	Various capacities

Brian L. Murray, Jr. Senior Vice President, Chief Compliance Officer	Delaware Investments® Family of Funds	Senior Vice President, Chief Compliance Officer

	Delaware Investments	Various capacities

Susan L. Natalini Senior Vice President/Head of Equity and Fixed Income Business Operations	Delaware Investments	Various capacities

D. Tysen Nutt Senior Vice President/Senior Portfolio Manager/Team Leader	Delaware Investments® Family of Funds	Senior Vice President/Senior Portfolio Manager/Team Leader

	Delaware Investments	Various capacities

Philip O. Obazee Senior Vice President/Structured Products and Derivatives	Delaware Investments® Family of Funds	Senior Vice President/Structured Products and Derivatives

	Delaware Investments	Various capacities

David P. O'Connor Senior Vice President, Strategic Investment Relationships and Initiatives, General Counsel	Delaware Investments® Family of Funds	Senior Vice President, Strategic Investment Relationships and Initiatives, General Counsel

	Delaware Investments	Various executive capacities

	Optimum Fund Trust	Senior Vice President, Strategic Investment Relationships and Initiatives, General Counsel, Chief Legal Officer

Richard Salus Senior Vice President, Controller, Treasurer	Delaware Investments® Family of Funds	Senior Vice President, Chief Financial Officer

Name and Position With DMC	Name and Principal Business Address of Other Company	Connection With Other Company
	Delaware Investments	Various capacities

	Optimum Fund Trust	Senior Vice President, Chief Financial Officer

Jeffrey S. Van Harte Senior Vice President, Chief Investment Officer—Focus Growth Equity	Delaware Investments® Family of Funds	Senior Vice President, Chief Investment Officer—Focus Growth Equity

	Delaware Investments	Various capacities

Alex W. Wei Senior Vice President/Head of Structured Credit Investment/Chief Quantitative Analyst (since Feb. 2010)	Delaware Investments	Various capacities

Babak Zenouzi Senior Vice President/Chief Investment Officer—REIT Equity	Delaware Investments® Family of Funds	Senior Vice President/Chief Investment Officer, Real Estate and Income Securities

	Delaware Investments	Various capacities

Guggenheim Investment Management, LLC

Guggenheim Investment Management, LLC ("GIM") is a Sub-Adviser for the Registrant's High Yield Bond Fund. The principal business address of GIM is 135 East 57th Street, 6th Floor, New York, New York 10022. GIM is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Todd L. Boehly Managing Partner	Guggenheim Capital, LLC 227 West Monroe Street Chicago, IL 60606	President, Managing Partner, Affiliate of GIM

	Guggenheim Corporate Funding, LLC 135 East 57th Street, 7th Floor New York, NY 10022	Managing Partner, Affiliate of GIM

	Security Benefit Corporation One Security Benefit Place Topeka, KS 66636	Director

	Denver Holdings II, LLC c/o Guggenheim Corporate Funding, LLC 135 East 57th Street, 7th Floor New York, NY 10022	Class A Member (Class A Members manage the affairs of the Company)

Name and Position With DMC	Name and Principal Business Address of Other Company	Connection With Other Company
	e5 Global Media (UK) c/o Guggenheim Partners, LLC 135 East 57th Street, 6th Floor New York, NY 10022	Director

	Prometheus Global Media Holdings, LLC 770 Broadway New York, NY 10003	Director

	Prometheus Global Media, LLC 770 Broadway New York, NY 10003	Director

	Eldridge Investors LLC c/o National Corporate Research, Ltd 615 South DuPont Highway Dover, DE 19901	Authorized Person

	Guggenheim Apsley Holdings LLC c/o Guggenheim Investment Management Holdings, LLC 135 East 57th Street, 6th Floor New York, NY 10022	Authorized Person

	Guggenheim Investment Management Holdings, LLC 135 East 57th Street, 6th Floor New York, NY 10022	Director

	Guggenheim Transparent Value, LLC 135 East 57th Street New York, NY 10022	Director

	Lionel Holdings LLC c/o Orpheus Holdings, LLC 135 East 57th Street, 6th Floor New York, NY 10022	Director

	Max Radio of Denver LLC 3033 South Parker Road Aurora, CO 80014	Manager

	Minerva Holdings LLC c/o Guggenheim Partners, LLC 135 East 57th Street, 6th Floor New York, NY 10022	Director

Name and Position With DMC	Name and Principal Business Address of Other Company	Connection With Other Company
	The Landon School 6101 Wilson Lane Bethesda, MD 20817	Director

	New Canaan Partners, LLC c/o Guggenheim Partners, LLC 135 East 57th Street, 12th Floor New York, NY 10022	Director

	Five Guys New York c/o Five Points Partners, LLC 56 West 22nd Street, 2nd Floor New York, NY 10010	Director

	Finding a Cure for Epilepsy and Seizures (f.a.c.e.s.) 223 East 34th Street New York, NY 10016	Board Member

William Hagner, Chief Legal Officer	e5 Global Media (UK) c/o Guggenheim Partners, LLC 135 East 57th Street, 6th Floor New York, NY 10022	Director

	Prometheus Global Media Holdings, LLC 770 Broadway New York, NY 10003	Director

	Prometheus Global Media, LLC 770 Broadway New York, NY 10003	Director

	Lionel NASCAR Collectibles, LLC c/o Lionel Racing LLC 171 Madison Avenue, Suite 1100 New York, NY 10016	Director

Guggenheim Partners Asset Management, LLC

Guggenheim Partners Asset Management, LLC ("GPAM") is a Sub-Adviser for the Registrant's Multi-Asset Income Fund. The principal business address of GPAM is 100 Wilshire Boulevard, 5th Floor, Santa Monica, California 90401. GPAM is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
B. Scott Minerd Chief Investment Officer	Guggenheim Managed Private Funds 100 Wilshire Blvd., Suite 500 Santa Monica, CA 90401	Director

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	Diamond Resorts 10600 West Charleston Blvd. Las Vegas, NV 89135	Board Member

	Strategic Partners Among Nations 5021 Verdugo Way, Suite 105-202 Camarillo, CA 93012	Board of Directors

Anne Walsh, CFA Assistant Chief Investment Officer—Fixed Income	Guggenheim Managed Private Funds 100 Wilshire Blvd., Suite 500 Santa Monica, CA 90401	Director

Farhan Sharaff Assistant Chief Investment Officer—Equities	CITIC Capital Unit 4101, CITIC Square 1168 West Nan Jing Rd. Shanghai 200041, China	Board Member

	Clarfeld Financial Advisors 560 White Plains Rd. Tarrytown, NY 10591	Board Member

	Transparent Value Funds 135 East 57th Street New York, NY 10022	Director

INTECH Investment Management LLC

INTECH Investment Management LLC ("INTECH") is a Sub-Adviser for the Registrant's Large Cap Growth Fund. The principal business address of INTECH is CityPlace Tower, 525 Okeechobee Boulevard, Suite 1800, West Palm Beach, Florida 33401. INTECH is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of INTECH has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Integrity Asset Management, LLC

Integrity Asset Management, LLC ("Integrity") is a Sub-Adviser for the Registrant's Small Cap Fund. The principal business address of Integrity is 18500 Lake Road, Suite 300, Rocky River, Ohio 44116. Integrity is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Daniel G. Bandi, CFA Managing Director, Chief Investment Officer	Hook & Ladder Brewing Co. 8757 Georgia Avenue Suite 460 Silver Spring, MD 20910	Director

Janus Capital Management LLC

Janus Capital Management LLC ("Janus") is a Sub-Adviser for the Registrant's Small Cap Growth Fund. The principal business address of Janus is 151 Detroit Street, Denver, Colorado 80206. Janus is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Richard M. Weil[1] Chief Executive Officer	INTECH Investment Management LLC 525 Okeechobee Blvd Suite 1800 West Palm Beach, FL 33401	Working Director

	Janus Capital Group Inc. 151 Detroit Street Denver, Colorado 80206	Chief Executive Officer, Director

	Janus Distributors LLC 151 Detroit Street Denver, Colorado 80206	Executive Vice President

	Janus Management Holdings Corporation 151 Detroit Street Denver, Colorado 80206	President, Director

	Janus Services LLC 151 Detroit Street Denver, Colorado 80206	Executive Vice President

	Perkins Investment Management LLC 311 S. Wacker Drive Suite 6000 Chicago, IL 60606	Director

George Batejan[2] Senior Vice President and Global Head of Technology & Operations	INTECH Investment Management LLC 525 Okeechobee Blvd Suite 1800 West Palm Beach, FL 33401	Working Director

1  Position effective February 1, 2010. Prior to joining Janus, Mr. Weil spent 14 years with PIMCO, where he most recently served as their global head of PIMCO Advisory, Chief Operations Officer of PIMCO and as a member of the board of trustees of the PIMCO Funds. The principal business address of PIMCO is 840 Newport Center Drive, Suite 100, Newport Beach, CA 92660.

2  Position effective October 18, 2010. Prior to joining Janus, Mr. Batejan was senior vice president and chief information officer at Evergreen Investments, Inc. ("Evergreen"). The principal business address of Evergreen is 200 Berkeley Street, Boston, MA 02116.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	Janus Capital Group Inc. 151 Detroit Street Denver, Colorado 80206	Senior Vice President and Global Head of Technology and Operations

	Janus Capital Institutional Advisers LLC 151 Detroit Street Denver, Colorado 80206	Vice President

	Janus Distributors LLC 151 Detroit Street Denver, Colorado 80206	Senior Vice President

	Janus Services LLC 151 Detroit Street Denver, Colorado 80206	Senior Vice President

Robin C. Beery Executive Vice President, Head of U.S. Distribution	INTECH Investment Management LLC 525 Okeechobee Blvd Suite 1800 West Palm Beach, FL 33401	Working Director

	Janus Capital Group Inc. 151 Detroit Street Denver, Colorado 80206	Executive Vice President, Head of U.S. Distribution

	Janus Distributors LLC 151 Detroit Street Denver, Colorado 80206	Executive Vice President, Head of Intermediary Distribution, Global Marketing and Product

	The Janus Foundation 151 Detroit Street Denver, Colorado 80206	Director

	Janus Services LLC 151 Detroit Street Denver, Colorado 80206	Executive Vice President, Head of U.S. Distribution

	Perkins Investment Management LLC 311 S. Wacker Drive Suite 6000 Chicago, IL 60606	Director

Augustus Cheh[3] Executive Vice President	—	—

3  Position effective March 29, 2011. Prior to joining Janus, Mr. Cheh was the Chief Executive Officer of Asia ex-Japan for AllianceBernstein. The principal business address of AllianceBernstein is 1345 Avenue of the Americas, New York, NY 10105.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
David W. Grawemeyer[4] Senior Vice President	Janus Capital Group Inc. 151 Detroit Street Denver, Colorado 80206	Senior Vice President, General Counsel, Secretary

	Janus Distributors LLC 151 Detroit Street Denver, Colorado 80206	Senior Vice President

	Janus Management Holdings Corporation 151 Detroit Street Denver, Colorado 80206	Senior Vice President, General Counsel, Secretary, Director

Heidi W. Hardin Senior Vice President, General Counsel, Secretary	Janus Capital Institutional Advisers LLC 151 Detroit Street Denver, Colorado 80206	Vice President, Secretary

	Janus Distributors LLC 151 Detroit Street Denver, Colorado 80206	Senior Vice President, General Counsel, Secretary

	Janus Services LLC 151 Detroit Street Denver, Colorado 80206	Senior Vice President, General Counsel, Secretary

	Perkins Investment Management LLC 311 S. Wacker Drive Suite 6000 Chicago, IL 60606	Vice President, Secretary

Bruce L. Koepfgen[5] Executive Vice President, Chief Financial Officer	INTECH Investment Management LLC 525 Okeechobee Blvd Suite 1800 West Palm Beach, FL 33401	Vice President, Working Director

	Janus Capital Group Inc. 151 Detroit Street Denver, Colorado 80206	Executive Vice President, Chief Financial Officer

4  Position effective May 16, 2011. Prior to joining Janus, Mr. Grawemeyer served as a managing director and deputy general counsel at ProLogis. The principal business address of ProLogis is 14100 East 35th Pl., Aurora, CO 80011.

5  Position of Executive Vice President effective May 23, 2011 and Chief Financial Officer effective July 30, 2011. Prior to joining Janus, Mr. Koepfgen served as Co-Chief Executive Officer at Allianz Global Investors Management Partners ("Allianz Global") and Chief Executive Officer of Oppenheimer Capital. The principal business address of Allianz Global is 225 W. Washington Street, Chicago, IL 60606. The principal office address of Oppenheimer Capital is 1345 Avenue of the Americas, New York, NY 10105.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	Janus Distributors LLC 151 Detroit Street Denver, Colorado 80206	Executive Vice President, Chief Financial Officer

	Janus International Holding LLC 151 Detroit Street Denver, Colorado 80206	Executive Vice President, Director

	Janus Management Holdings Corporation 151 Detroit Street Denver, Colorado 80206	Executive Vice President, Chief Financial Officer, Director

	Janus Services LLC 151 Detroit Street Denver, Colorado 80206	Executive Vice President, Chief Financial Officer

	Perkins Investment Management LLC 311 S. Wacker Drive Suite 6000 Chicago, IL 60606	Executive Vice President, Director

David R. Kowalski Senior Vice President of Compliance, Chief Compliance Officer	INTECH Investment Management LLC 525 Okeechobee Blvd Suite 1800 West Palm Beach, FL 33401	Vice President

	Janus Capital Institutional Advisers LLC 151 Detroit Street Denver, Colorado 80206	Vice President

	Janus Distributors LLC 151 Detroit Street Denver, Colorado 80206	Senior Vice President, Chief Compliance Officer

	Janus Services LLC 151 Detroit Street Denver, Colorado 80206	Senior Vice President, Chief Compliance Officer

	Perkins Investment Management LLC 311 S. Wacker Drive Suite 6000 Chicago, IL 60606	Vice President

R. Gibson Smith Executive Vice President, Co-Chief Investment Officer	Janus Distributors LLC 151 Detroit Street Denver, Colorado 80206	Executive Vice President

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	Janus Services LLC 151 Detroit Street Denver, Colorado 80206	Executive Vice President

	Perkins Investment Management LLC 311 S. Wacker Drive Suite 6000 Chicago, IL 60606	Director

Jennison Associates LLC

Jennison Associates LLC ("Jennison") is a Sub-Adviser for the Registrant's Core Fixed Income and U.S. Fixed Income Funds. The principal business address of Jennison is 466 Lexington Avenue, New York, New York 10017. Jennison is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Dennis M. Kass Director and Chairman	Quantitative Management Associates LLC Gateway Center 2 Newark, New Jersey 07102	Chairman, Manager

	Prudential Investment Management, Inc. Gateway Center 3 Newark, New Jersey 07102	Director, Senior Managing Director, Vice President

	Jennison Market Neutral Master Fund, Ltd. c/o Jennison Associates LLC Grand Central Station P.O. Box 4480 New York, New York 10163	Director

	Jennison Market Neutral Offshore Fund, Ltd. c/o Jennison Associates LLC Grand Central Station P.O. Box 4480 New York, New York 10163	Director

	Jennison Global Healthcare Master Fund, Ltd. c/o Jennison Associates LLC Grand Central Station P.O. Box 4480 New York, New York 10163	Director

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	Jennison Global Healthcare Offshore Fund, Ltd. c/o Jennison Associates LLC Grand Central Station P.O. Box 4480 New York, New York 10163	Director

	Jennison Global Healthcare Offshore TPT Fund, Ltd. c/o Jennison Associates LLC Grand Central Station P.O. Box 4480 New York, New York 10163	Director

Mehdi A. Mahmud Director and Chief Executive Officer	Jennison Market Neutral Master Fund, Ltd. c/o Jennison Associates LLC Grand Central Station P.O. Box 4480 New York, New York 10163	Director

	Jennison Market Neutral Offshore Fund, Ltd. c/o Jennison Associates LLC Grand Central Station P.O. Box 4480 New York, New York 10163	Director

	Jennison Global Healthcare Master Fund, Ltd. c/o Jennison Associates LLC Grand Central Station P.O. Box 4480 New York, New York 10163	Director

	Jennison Global Healthcare Offshore Fund, Ltd. c/o Jennison Associates LLC Grand Central Station P.O. Box 4480 New York, New York 10163	Director

	Jennison Global Healthcare Offshore TPT Fund, Ltd. c/o Jennison Associates LLC Grand Central Station P.O. Box 4480 New York, New York 10163	Director

Kathleen A. McCarragher Director and Managing Director	Prudential Trust Company 30 Scranton Office Park Scranton, Pennsylvania 18507	Vice President

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Jonathan R. Longley Director and Managing Director	Prudential Trust Company 30 Scranton Office Park Scranton, Pennsylvania 18507	Vice President

Kenneth Moore Treasurer, Executive Vice President, Chief Operating Officer	Prudential Trust Company 30 Scranton Office Park Scranton, Pennsylvania 18507	Director, Executive Vice President

	Prudential Investment Management, Inc. Gateway Center 3 Newark, New Jersey 07102	Vice President

	PIM Warehouse, Inc. 8 Campus Drive Parsippany, New Jersey 07054	Vice President

	Jennison Market Neutral Master Fund, Ltd. c/o Jennison Associates LLC Grand Central Station P.O. Box 4480 New York, New York 10163	Director

	Jennison Market Neutral Offshore Fund, Ltd. c/o Jennison Associates LLC Grand Central Station P.O. Box 4480 New York, New York 10163	Director

	Jennison Global Healthcare Master Fund, Ltd. c/o Jennison Associates LLC Grand Central Station P.O. Box 4480 New York, New York 10163	Director

	Jennison Global Healthcare Offshore Fund, Ltd. c/o Jennison Associates LLC Grand Central Station P.O. Box 4480 New York, New York 10163	Director

	Jennison Global Healthcare Offshore TPT Fund, Ltd. c/o Jennison Associates LLC Grand Central Station P.O. Box 4480 New York, New York 10163	Director

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Joseph M. Carrabes Executive Vice President	Prudential Trust Company 30 Scranton Office Park Scranton, Pennsylvania 18507	Vice President

Mirry M. Hwang Secretary, Senior Vice President, Chief Legal Officer	Prudential Trust Company 30 Scranton Office Park Scranton, Pennsylvania 18507	Assistant Secretary

Ronald K. Andrews Director	Prudential Investments LLC Gateway Center 3 Newark, New Jersey 07102	Senior Vice President

	Quantitative Management Associates LLC Gateway Center 2 Newark, New Jersey 07102	Manager

Judy Rice Director	PIFM Holdco, LLC Gateway Center 4 Newark, New Jersey 07102	President, Manager, Chief Executive Officer, Chief Operating Officer

	Pruco Securities, LLC 751 Broad Street Newark, New Jersey 07102	Manager

	Prudential Investment Management Services LLC Gateway Center 3 Newark, New Jersey 07102	President, Chief Executive Officer

	Prudential Investments LLC Gateway Center 3 Newark, New Jersey 07102	Chairman, Officer-in-Charge, Chief Executive Officer, Chief Operating Officer

	Prudential Mutual Fund Services LLC Gateway Center 3 Newark, New Jersey 07102	President, Officer-in-Charge, Chief Executive Officer

Joel Allen Smith Director	745 Property Investments 8 Campus Drive Parsippany, New Jersey 07054	President, Chief Operating Officer

	PIM Foreign Investments, Inc. 1105 North Market Street Wilmington, Delaware 19801	Vice President-Investments

	PIM Investments, Inc. Gateway Center 3 Newark, New Jersey 07102	Vice President

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	PIM Warehouse, Inc. 8 Campus Drive Parsippany, New Jersey 07054	Director, President

	PREI Acquisition I, Inc. Gateway Center 3 Newark, New Jersey 07102	Director, President

	PREI Acquisition II, Inc. 751 Broad Street Newark, New Jersey 07102	Director, President

	PREI HYDG, LLC 751 Broad Street Newark, New Jersey 07102	President

	Prudential Home Building Investors, Inc. 8 Campus Drive Parsippany, New Jersey 07054	Director, Chairman, Chief Executive Officer

	Prudential Investment Management Services LLC Gateway Center 3 Newark, New Jersey 07102	Vice President

	Prudential Investment Management, Inc. Gateway Center 3 Newark, New Jersey 07102	Vice President

	TMW Real Estate Group, LLC 751 Broad Street Newark, New Jersey 07102	President

	PLA Retail Fund I Manager, LLC 8 Campus Drive Parsippany, New Jersey 07054	Vice President

Deborah Hope Wedgeworth Director	Quantitative Management Associates LLC Gateway Center 2 Newark, New Jersey 07102	Manager

J.P. Morgan Investment Management Inc.

J.P. Morgan Investment Management Inc. ("JPMIM") is a Sub-Adviser for the Registrant's Small Cap, Small Cap Growth, Mid-Cap, U.S. Fixed Income and High Yield Bond Funds. The principal business address of JPMIM is 270 Park Avenue, New York, New York 10017. JPMIM is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of JPMIM has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Lazard Asset Management LLC

Lazard Asset Management LLC ("Lazard") is an investment Sub-Adviser for the Registrant's Large Cap Value Fund. The principal address of Lazard is 30 Rockefeller Plaza, New York, New York 10112. Lazard is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
James Donald Managing Director, Portfolio Manager/Analyst	Empower 111 John St, Suite 1005 New York, New York 10038	Board of Directors

Andrew Lacey Deputy Chairman, Portfolio Manager/Analyst	The Link Community School 120 Livingston St Newark, NJ 07103	Board of Directors

	Wesleyan Wesleyan Station Middeltown, CT 06459	Committee Member for Athletics Council

	Montclair Art Museum 3 South Mountain Ave Montclair, NJ 07042	Board of Directors

John Reinsberg Deputy Chairman, Portfolio Manager/Analyst	University Of Pennsylvania School of Arts and Sciences 120 Claudia Cohen Hall 249 South 36th Street Philadelphia, PA 19104	Member of Board of Overseers

	University Of Pennsylvania Hunstman Program 3732 Locust Walk Philadelphia, PA 19104	Member of Advisory Board

	Alliance for Cancer Gene Therapy Ninety Six Cummings Point Road Stamford, CT 06902	Member of Advisory Board

	U.S. Institute (Institutional Investor) 225 Park Avenue South New York, NY 10003	Board of Directors member

Lee Munder Capital Group, LLC

Lee Munder Capital Group, LLC ("LMCG") is a Sub-Adviser for the Registrant's Small Cap Value, Tax-Managed Small/Mid Cap and Mid-Cap Funds. The principal business address of LMCG is 200 Clarendon Street, 28th Floor, Boston, Massachusetts 02116. LMCG is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Lee Munder Board Member	Rednum Family Investments, LP 422 Sunset Road West Palm Beach, FL 33401	Managing Partner

Jeffrey Davis Chief Investment Officer	Berklee School of Music 140 Boylson Street Boston, MA 02215	Member of the Presidential Advisory Council, Non-Trustee Member of the Investment Committee for the Endowment and Pension Fund

Richard H. Adler Board Member	Convergent Capital Management LLC (CCM) 500 West Madison Street Suite 2620 Chicago, IL 60661	President & Chief Executive Officer, Board Member

	AMBS Investment Counsel, LLC 625 Kenmoor SE, Suite 307 Grand Rapids, MI 49546	Board Member

	Clifford Swan Investment Counsel 200 South Los Robles Avenue—Suite 320 Pasadena, CA 91101	Board Member

	Convergent Wealth Advisors 12505 Park Potomac Avenue Suite 400 Potomac, MD 20854	Board Member

	Mid-Continent Capital 150 South Wacker Drive Suite 400 Chicago, IL 60606-4101	Board Member

	SKBA Capital Management 44 Montgomery Street Suite 3500 San Francisco, CA 94104	Board Member

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
William J. Freeman Board Member	City National Bank City National Center 400 North Roxbury Drive Beverly Hills, CA 90210	Senior Vice President, Director of Corporate Development for the Wealth Management Affiliates

	Convergent Capital Management LLC (CCM) 500 West Madison Street Suite 2620 Chicago, IL 60661	Board Member

	Convergent Wealth Advisors 12505 Park Potomac Avenue Suite 400 Potomac, MD 20854	Board Member

	City National Asset Management, Inc. City National Center 400 North Roxbury Drive Beverly Hills, CA 90210	Board Member

	Clifford Swan Investment Counsel 200 South Los Robles Avenue—Suite 320 Pasadena, CA 91101	Board Member

	City National Securities, Inc. 400 North Roxbury Drive Beverly Hills, CA 90210	Board Member

Richard S. Gershen Board Member	City National Bank City National Center 400 North Roxbury Drive Beverly Hills, CA 90210	Executive Vice President, Wealth Management

	Convergent Capital Management LLC (CCM) 500 West Madison Street Suite 2620 Chicago, IL 60661	Board Member

	Convergent Wealth Advisors 12505 Park Potomac Avenue Suite 400 Potomac, MD 20854	Board Member

LSV Asset Management

LSV Asset Management ("LSV") is a Sub-Adviser for the Registrant's Large Cap, Large Cap Value, Tax-Managed Large Cap, Small Cap Value, Tax-Managed Small/Mid Cap, U.S. Managed Volatility and Tax-Managed Managed Volatility Funds. The principal business address of LSV is 155 N. Wacker Drive, Chicago, Illinois 60606. LSV is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of LSV has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Martingale Asset Management LP

Martingale Asset Management LP ("Martingale") is a Sub-Adviser for the Registrant's Small Cap Value Fund. The principal address of Martingale is 222 Berkeley Street, Boston, Massachusetts 02116. Martingale is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Martingale Asset Management Corporation (MAM Corp) General Partner	Martingale Asset Management, LP (MAM LP) 222 Berkeley Street Boston, Massachusetts 02116	General Partner

Patricia J. O'Connor Executive Vice President, Chief Administrative Officer, Limited Partner	MAM Corp 222 Berkeley Street Boston, Massachusetts 02116	Treasurer, Director, Shareholder

William E. Jacques, CFA Executive Vice President, Chief Investment Officer, Limited Partner	MAM Corp 222 Berkeley Street Boston, Massachusetts 02116	Director, Shareholder

	Jacques Family Partnership c/o William Jacques 222 Berkeley Street Boston, Massachusetts 02116	Managing Partner

	Russell Index Client Advisory Board 1301 Second Avenue 18th floor Seattle, Washington 98101	Member

Alan J. Strassman Chairman, Limited Partner	MAM Corp 222 Berkeley Street Boston, Massachusetts 02116	Director, Shareholder, Chairman

	Museum of Fine Arts, Boston Avenue of the Arts 465 Huntington Avenue Boston, Massachusetts 02115	Honorary Life Trustee (no vote)

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	WGBH Foundation One Guest Street Boston, Massachusetts 02135	Trustee Emeritus (no vote)

	School of the Museum of Fine Arts, Boston 230 The Fenway Boston, Massachusetts 02115	Honorary Life Governor (no vote)

Arnold Seton Wood Chief Executive Officer, President, Limited Partner	MAM Corp 222 Berkeley Street Boston, Massachusetts 02116	Director, Shareholder

	The Research Foundation of CFA Institute P.O. Box 2082 Charlottesville, Virginia 22902	Trustee

Jill G. Brogan Vice President Marketing & Client Relations, Limited Partner	The Professional Association for Investment Communications Resources (PAICR) 12100 Sunset Hills Road Suite 130 Reston, Virginia 20190	Voluntary member of PAICR's Advisory Board

John R. Thomas Vice Chairman, Limited Partner	Golden Gate University 536 Mission Street San Francisco, California 94105	Adjunct Faculty

	Ohio Wesleyan University 61 S. Sandusky Street Delaware, Ohio 43015	Investments Sub-Committee

	Japan Society of Northern CA 500 Washington Street Suite 300 San Francisco, California 94111	Board Member

Metropolitan West Asset Management LLC

Metropolitan West Asset Management LLC ("MetWest") is a Sub-Adviser for the Registrant's Core Fixed Income and U.S. Fixed Income Funds. The principal business address of MetWest is 865 S. Figueroa Street, Suite 1800, Los Angeles, California 90017. MetWest is a registered investment adviser under the Advisers Act.

The principal business address of West Gate Advisors, LLC, Metropolitan West Funds and TCW Group Inc. is 865 S. Figueroa Street, Suite 1800, Los Angeles, California 90017.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Tad Rivelle Chief Investment Officer	West Gate Advisors, LLC	Chief Investment Officer

	Metropolitan West Funds	Executive Vice President

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	TCW Group Inc.	Chief Investment Officer, Fixed Income

Laird Landmann President, Portfolio Manager Position	West Gate Advisors, LLC	President, Portfolio Manager

	Metropolitan West Funds	Trustee

	TCW Group Inc.	Group Managing Director

David Lippman Chief Executive Officer	West Gate Advisors, LLC	Chief Executive Officer

	Metropolitan West Funds	Principal Executive Officer, Board Member

	TCW Group Inc.	Head of Fixed Income

Stephen Kane Portfolio Manager	West Gate Advisors, LLC	Portfolio Manager

	Metropolitan West Funds	Executive Vice President

	TCW Group Inc.	Group Managing Director

Mitchell A. Flack Specialist Portfolio Manager	West Gate Advisors, LLC	Specialist Portfolio Manager

	TCW Group Inc.	Managing Director

Bryan T. Whalen Specialist Portfolio Manager	West Gate Advisors, LLC	Specialist Portfolio Manager

	TCW Group Inc.	Managing Director

A. Christopher Scibelli Director of Marketing	West Gate Advisors, LLC	Director of Marketing

	TCW Group Inc.	Managing Director

Patrick A. Moore Director of Client Services	West Gate Advisors, LLC	Director of Client Services

	TCW Group Inc.	Managing Director

David Devito Chief Financial Officer	West Gate Advisors, LLC	Chief Financial Officer

	Metropolitan West Funds	Treasurer, Chief Financial Officer

	TCW Group Inc.	Executive Vice President

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Hilary G. D. Lord Chief Compliance Officer	TCW Group Inc.	Managing Director

George P. Ristic Chief Technology Officer	West Gate Advisors, LLC	Chief Technology Officer

	TCW Group Inc.	Managing Director

Parametric Portfolio Associates LLC

Parametric Portfolio Associates LLC ("Parametric") is a Sub-Adviser for the Registrant's Tax-Managed Large Cap, Tax-Managed Small/Mid Cap and Tax-Managed Managed Volatility Funds. The principal business address of Parametric is 1918 Eighth Avenue, Suite 3100, Seattle, Washington 98101. Parametric is an investment adviser registered under the Advisers Act.

During the last two fiscal years, no director, officer or partner of Parametric has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Quantitative Management Associates LLC

Quantitative Management Associates LLC ("QMA") is a Sub-Adviser for the Mid-Cap Fund. The principal business address of QMA is Gateway Center 2, McCarter Highway & Market Street, Newark, New Jersey 07102. QMA is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Ronald K. Andrews Manager	Jennison Associates LLC 466 Lexington Avenue New York, NY 10017	Director

	Prudential Investments LLC 3 Gateway Center Newark, NJ 07102	Senior Vice President

Dennis Kass Manager and Chairman	Jennison Associates LLC 466 Lexington Avenue New York, NY 10017	Director, Chairman & CEO

	Prudential Investment Management, Inc. 2 Gateway Center Newark, NJ 07102	Senior Managing Director, Director and Vice President

Deborah Hope Wedgeworth Manager	Jennison Associates LLC 466 Lexington Avenue New York, NY 10017	Director

Kenneth Moore Manager, Vice President and Chief Financial Officer	Prudential Investment Management, Inc. 2 Gateway Center Newark, NJ 07102	Vice President

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
	Jennison Associates LLC 466 Lexington Avenue New York, NY 10017	Executive Vice President and Treasurer

	Prudential Trust Company 30 Scranton Office Park Scranton, PA 18507	Director and Executive Vice President

	PIM Warehouse, Inc. 8 Campus Drive Parsippany, USA 07054	Vice President

	The Prudential Insurance Company of America 751 Broad Street Newark, NJ 07102	Vice President

Scott L. Hayward Manager and Chief Executive Officer	Prudential Trust Company 30 Scranton Office Park Scranton, PA 18507	Director and Executive Vice President

	The Prudential Insurance Company of America 751 Broad Street Newark, NJ 07102	Vice President

	Prudential Investment Management, Inc. 2 Gateway Center Newark, NJ 07102	Vice President

Margaret S. Stumpp Manager, Vice President and Chief Investment Officer	Prudential Trust Company 30 Scranton Office Park Scranton, PA 18507	Vice President, Sales Officer

	Prudential Investment Management, Inc. 2 Gateway Center Newark, NJ 07102	Vice President

	The Prudential Insurance Company of America 751 Broad Street Newark, NJ 07102	Vice President

Charles F. Lowrey Manager	Pramerica (GP) Limited 3 Old Burlington Street Queensbury House 5th Fl, London, ENG EG, GBR, W1S 3AE	Director

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
	Pramerica (GP2) Limited 3 Old Burlington Street Queensbury House 5th Fl, London, ENG EG, GBR, W1S 3AE	Director

	PIM Foreign Investments, Inc. 913 North Market Street Suite 702 Wilmington, DE 19801	President

	PIM Warehouse, Inc. 8 Campus Drive Parsippany, USA, 07054	Chairman and Director

	Prudential Investment Management Services, LLC 3 Gateway Center Newark, NJ 07102	President and CEO

	The Prudential Insurance Company of America 751 Broad Street Newark, NJ 07102	Vice President

	Prudential Investment Management, Inc. 2 Gateway Center Newark, NJ 07102	Chairman, Director, President and CEO

	PIM Investments, Inc. 3 Gateway Center Newark, NJ 07102	President and Director

	Prudential Asset Management Holding Company, LLC 751 Broad Street Newark, NJ 07102	Manager, Chairman, CEO and President

	Jennison Associates, LLC 466 Lexington Avenue New York, NY 10017	Director

	Prudential Financial, Inc. 751 Broad Street Newark, NJ 07102	COO and EVP

Robeco Investment Management, Inc.

Robeco Investment Management, Inc. ("RIM") is a Sub-Adviser for the Registrant's Small Cap and Small Cap Value Funds. The principal business address of RIM is 909 Third Avenue, New York, New York 10022. RIM is an investment adviser registered under the Advisers Act.

The sole business activity of RIM is to serve as an investment adviser. RIM provides investment advisory services to the Robeco Boston Partners Funds and the Robeco Weiss, Peck, & Greer Funds.

RIM serves as an investment adviser to domestic and foreign institutional investors, investment companies, commingled trust funds, private investment partnerships and collective investment vehicles. Information as to the directors and officers of RIM is as follows:

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Mark E. Donovan Senior Managing Director, Co-Chief Executive Officer	Robeco Institutional Asset Management US Inc. 909 Third Avenue, 32nd Floor New York, New York, 10022	Director

	Robeco Trust Company One Beacon Street, 30th Floor Boston, MA 02108	Co-CEO, Director & Chairman of the Board

	Saint Sebastian High School 1191 Greendale Avenue Needham, MA 02492	Trustee

Joseph F. Feeney, Jr. Senior Managing Director, Co-Chief Executive Officer	Robeco US Holding, Inc. 909 Third Avenue, 32nd Floor New York, New York, 10022	Director

	Robeco Trust Company One Beacon Street, 30th Floor Boston, MA 02108	President, Co-CEO, Chief Investment Officer, Director & Vice Chairman of the Board

William George Butterly, III Senior Managing Director, Chief Operating Officer, General Counsel, Chief Compliance Officer & Secretary	Robeco Institutional Asset Management US Inc. 909 Third Avenue, 32nd Floor New York, New York, 10022	Chief Legal Officer, Chief Compliance Officer & Secretary

	Robeco Securities, L.L.C. 909 Third Avenue, 32nd Floor New York, New York, 10022	Chief Legal Officer

	Robeco Trust Company One Beacon Street, 30th Floor Boston, MA 02108	Chief Operating Officer, Secretary & Director

	Sustainable Asset Management USA, Inc. 909 Third Avenue, 32nd Floor New York, New York, 10022	Chief Legal Officer, Chief Compliance Officer & Secretary

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Matthew J. Davis Senior Managing Director, Treasurer & Chief Financial Officer	Robeco Institutional Asset Management US Inc. 909 Third Avenue, 32nd Floor New York, New York, 10022	President, Treasurer & Director

	Robeco Securities, L.L.C. 909 Third Avenue, 32nd Floor New York, New York, 10022	Chief Financial Officer

	Robeco Trust Company One Beacon Street, 30th Floor Boston, MA 02108	Chief Financial Officer, Treasurer & Director

Paul F. Healey Senior Managing Director & Director of Sales, Marketing & Client Service	Robeco Securities, L.L.C. 909 Third Avenue, 32nd Floor New York, New York, 10022	Chief Executive Officer

	Robeco Trust Company One Beacon Street, 30th Floor Boston, MA 02108	Director of Sales & Relationship Management, & Director

	Investment Committee of the New England Province of Jesuits 85 School Street Watertown, MA 02472	Member, Former Chairman

Roderick Munsters Director	Robeco Groep N.V. Coolsingel 120 NL 3011 AG Rotterdam The Netherlands	Chief Executive Officer

Leni M. Boeren Director	Robeco Groep N.V. Coolsingel 120 NL 3011 AG Rotterdam The Netherlands	Chief Operating Officer

Martin Mlynár Director	Corestone Investment Managers AG Baarerstrasse 37 CH-6300 Zug Switzerland	Chief Executive Officer

	Source Capital AG Grafenauweg 4 6300 Zug Switzerland	Board Member

	Source Capital Holding AG Grafenauweg 4 6300 Zug Switzerland	Board Member

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Michiel Prinsze Director	Robeco Groep N.V. Coolsingel 120 NL 3011 AG Rotterdam The Netherlands	General Counsel

Security Capital Research & Management Incorporated

Security Capital Research & Management Incorporated ("Security Capital") is a Sub-Adviser for the Registrant's Real Estate and Small Cap Value Funds. The principal business address of Security Capital is 10 South Dearborn Street, Suite 1400, Chicago, Illinois 60603. Security Capital is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of Security Capital has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

SSgA Funds Management, Inc.

SSgA Funds Management, Inc. ("SSgA FM") is the Sub-Adviser for the Registrant's S&P 500 Index Fund. The principal business address of SSgA FM is One Lincoln Street, Boston, Massachusetts 02111. SSgA FM is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
James E. Ross President and Director of SSgA FM	State Street Global Advisors One Lincoln Street Boston, MA 02111	Senior Managing Director of SSgA, a division of State Street Bank and Trust Company

Shawn Johnson Director of SSgA FM	State Street Global Advisors One Lincoln Street Boston, MA 02111	Senior Managing Director of SSgA

Juan Carlos Morales Treasurer, SSgA FM	State Street Global Advisors One Lincoln Street Boston, MA 02111	Senior Managing Director and Chief Financial Officer of SSgA

Michael Fay Chief Compliance Officer, SSgA FM	State Street Global Advisors One Lincoln Street Boston, MA 02111	Chief Compliance Officer, SSgA

Phillip Gillespie Director and Chief Legal Officer, SSgA FM	State Street Global Advisors One Lincoln Street Boston, MA 02111	General Counsel of SSgA

Cuan Coulter Director, SSgA FM	State Street Global Advisors One Lincoln Street Boston, MA 02111	Chief Compliance Officer, State Street Corporation

Ellen Needham Chief Operating Officer and Vice President of SSgA FM	State Street Global Advisors One Lincoln Street Boston, MA 02111	Vice President of SSgA

Tocqueville Asset Management LP

Tocqueville Asset Management LP ("TAM") is a Sub-Adviser for the Large Cap Value Fund. The principal business address of TAM is 40 West 57th Street, 19th Floor, New York, New York 10019. TAM is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Francois Sicart Chairman	Tocqueville Management Corp. 40 West 57th Street, 19th Floor New York, NY 10019	Director, Chairman

Francois Sicart Chairman	Tocqueville Trust 40 West 57th Street, 19th Floor New York, NY 10019	Trustee, Chairman

Robert William Kleinschmidt President and Chief Executive Officer	Tocqueville Management Corp. 40 West 57th Street, 19th Floor New York, NY 10019	Director, President

Robert William Kleinschmidt President and Chief Executive Officer	Tocqueville Trust 40 West 57th Street, 19th Floor New York, NY 10019	Trustee, President

Turner Investments, L.P.

Turner Investments, L.P. ("Turner") serves as a Sub-Adviser to the Registrant's Multi-Strategy Alternative Fund. The principal business address of Turner is 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania 19312. Turner is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Thomas R. Trala Chief Operating Officer, Executive Managing Director, Secretary	Turner Funds P.O. Box 219805 Kansas City, MO 64121-9805	President and Trustee

	Turner International Ltd. 12 Plumtree Court London, EC4A 4HT	Trustee

	Turner Investment Management LLC 1205 Westlakes Drive Suite 100 Berwyn, PA, 19312	Board Member, President & Chief Operating Officer & Treasurer

	Turner Investment Partners (Australia) Pty. Ltd. c/o Compliance & Risk Services Pty. Ltd. Level 9 Exhibition Street Melbourne, Victoria 3000 Australia	Director

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Mark D. Turner President, Senior Portfolio Manager	Turner Investment Management, LLC 1205 Westlakes Drive Suite 100 Berwyn, PA, 19312	Chairman

	Turner International Ltd. 12 Plumtree Court London, EC4A 4HT	Trustee

	The Episcopal Academy 1785 Bishop White Drive, Newtown Square, PA 19073	Trustee

	The Philadelphia Ronald McDonald House 3925 Chestnut Street, Philadelphia, PA 19104-3110	Board Member

Robert E. Turner Chairman, Chief Investment Officer	Bradley University 1501 W. Bradley Ave Peoria, IL 61625	Trustee

Christopher K. McHugh Vice Chairman, Senior Portfolio Manager	Philadelphia University 4201 Henry Avenue, Philadelphia, PA 19144-5497	Trustee

TW Asset Management LLC

TW Asset Management LLC ("TW") is a Sub-Adviser for the Registrant's Small Cap and Small Cap Growth Funds. The principal business address of TW is One Montgomery Street, Suite 3700, San Francisco, California 94104. TW is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of TW has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Urdang Securities Management Inc

Urdang Securities Management Inc ("USM") is a Sub-Adviser for the Real Estate Fund. The principal business address of USM is 630 W. Germantown Pike, Suite 300, Plymouth Meeting, Pennsylvania 19462. USM is a registered investment adviser under the Advisers Act. USM is a wholly owned subsidiary of Urdang Capital Management, Inc. (collectively, "Urdang").

During the last two fiscal years, no director, officer or partner of Urdang has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Waddell & Reed Investment Management Co

Waddell & Reed Investment Management Co ("WRIMCO") is a Sub-Adviser for the Registrant's Large Cap and Tax-Managed Large Cap Funds. The principal business address of WRIMCO is

6300 Lamar Avenue, Overland Park, Kansas 66202. WRIMCO is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Henry John Herrmann Chairman of the Board, Chairman of the Investment Policy Committee, President, Director, Chief Executive Officer	Waddell & Reed Financial, Inc 6300 Lamar Avenue Overland Park, Kansas 66202	Chief Executive Officer, Chairman of the Board, Director

	Ivy Investment Management Company 6300 Lamar Avenue, Overland Park, Kansas 66202	Chief Executive Officer, Director, Chairman of the Board, President

	Blue Cross Blue Shield of Kansas City One Pershing Square, 2301 Main, Kansas City, MO 64108	Director

	United Way of Greater Kansas City 1080 Washington Kansas City, MO 64105	Director

Daniel Charles Schulte Senior Vice President, General Counsel	Waddell & Reed Financial, Inc 6300 Lamar Avenue Overland Park, Kansas 66202	Senior Vice President, General Counsel, Chief Legal Officer

	Ivy Investment Management Company 6300 Lamar Avenue Overland Park, Kansas 66202	Senior Vice President, General Counsel

	Ivy Funds Distributor, Inc. 6300 Lamar Avenue Overland Park, Kansas 66202	Senior Vice President, General Counsel

Kristen Anne Richards Senior Vice President, Chief Compliance Officer, Associate General Counsel	Ivy Investment Management Company 6300 Lamar Avenue Overland Park, Kansas 66202	Senior Vice President, Chief Compliance Officer, Associate General Counsel

John Earl Sundeen, Jr. Executive Vice President, Chief Administrative Officer, Director	Waddell & Reed Financial, Inc 6300 Lamar Avenue Overland Park, Kansas 66202	Senior Vice President, Chief Administrative Officer—Investments

	Ivy Investment Management Company 6300 Lamar Avenue Overland Park, Kansas 66202	Executive Vice President, Chief Administrative Officer, Director

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Daniel Paul Connealy Senior Vice President, Chief Financial Officer, Director	Waddell & Reed Financial, Inc 6300 Lamar Avenue Overland Park, Kansas 66202	Senior Vice President, Chief Financial Officer

	Ivy Investment Management Company 6300 Lamar Avenue Overland Park, Kansas 66202	Senior Vice President, Chief Financial Officer, Director

	Ivy Funds Distributor, Inc. 6300 Lamar Avenue Overland Park, Kansas 66202	Senior Vice President, Director

Lawrence Joseph Cipolla Senior Vice President, Chief Operations Officer	Ivy Investment Management Company 6300 Lamar Avenue Overland Park, Kansas 66202	Senior Vice President

Michael Lynn Avery Director	Waddell & Reed Financial, Inc 6300 Lamar Avenue Overland Park, Kansas 66202	President

	Ivy Investment Management Company 6300 Lamar Avenue Overland Park, Kansas 66202	Executive Vice President, Director

Thomas William Butch Senior Vice President, Chief Marketing Officer	Waddell & Reed Financial, Inc 6300 Lamar Avenue Overland Park, Kansas 66202	Chief Marketing Officer, Executive Vice President

	Ivy Investment Management Company 6300 Lamar Avenue Overland Park, Kansas 66202	Chief Marketing Officer, Senior Vice President, Director

	Ivy Funds Distributor, Inc. 6300 Lamar Avenue Overland Park, Kansas 66202	Chief Executive Officer, President, Chairman of the Board, Director

Wendy Jacqueline Hills Senior Vice President, Secretary, Associate General Counsel	Waddell & Reed Financial, Inc 6300 Lamar Avenue Overland Park, Kansas 66202	Vice President, Secretary, Associate General Counsel

	Ivy Investment Management Company 6300 Lamar Avenue Overland Park, Kansas 66202	Secretary, Senior Vice President, Associate General Counsel

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	Ivy Funds Distributor, Inc. 6300 Lamar Avenue Overland Park, Kansas 66202	Secretary

Philip James Sanders Chief Investment Officer, Senior Vice President	Waddell & Reed Financial, Inc 6300 Lamar Avenue Overland Park, Kansas 66202	Senior Vice President, Chief Investment Officer

	Ivy Investment Management Company 6300 Lamar Avenue Overland Park, Kansas 66202	Senior Vice President, Chief Investment Officer

Wellington Management Company, LLP

Wellington Management Company, LLP ("Wellington Management") is a Sub-Adviser to the Registrant's Enhanced Income, Real Return, Small Cap and Tax-Managed Small/Mid Cap Funds. The principal business address of Wellington Management is 280 Congress Street, Boston, Massachusetts 02210. Wellington Management is an investment adviser registered under the Advisers Act.

During the last two fiscal years, no partner of Wellington Management Company, LLP has engaged in any other business, profession, vocation or employment of a substantial nature other than that of the business of investment management.

Wells Capital Management Incorporated

Wells Capital Management Incorporated ("WellsCap") is a Sub-Adviser for the Registrant's Core Fixed Income and U.S. Fixed Income Funds. The principal business address of WellsCap is 525 Market Street, 10th Floor, San Francisco, California 94105. WellsCap is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of WellsCap has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

WestEnd Advisors, LLC

WestEnd Advisors, LLC ("WestEnd") is a Sub-Adviser for the Registrant's Large Cap and Tax-Managed Large Cap Funds. The principal business address of WestEnd is 4064 Colony Road, Suite 130, Charlotte, North Carolina 28211. WestEnd is an investment adviser registered under the Advisers Act.

During the last two fiscal years, no director, officer or partner of WestEnd has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Western Asset Management Company

Western Asset Management Company ("Western Asset") is a Sub-Adviser for the Registrant's Core Fixed Income and U.S. Fixed Income Funds. The principal business address of Western Asset is 385 East Colorado Boulevard, Pasadena, California 91101. Western Asset is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Ronald Dewhurst Director	Legg Mason Asset Management Australia Limited Level 47, 120 Collins Street Melbourne, Victoria 3000 Australia	Director

	Legg Mason Asset Management (Japan) Co., Ltd. Shin Marunouchi Building, 36th Floor Marunouchi 1-5-1, Chiyoda-ku, Tokyo 100-6536, Japan	Director

	Western Asset Management Company Ltd Shin Marunouchi Building, 36th Floor Marunouchi 1-5-1, Chiyoda-ku, Tokyo 100-6536, Japan	Director

	Western Asset Management Company Pty Ltd Level 13, 120 Collins Street Melbourne, Victoria 3000 Australia	Director

	Western Asset Management (UK) Holdings Limited 10 Exchange Square Primrose Street London EC2A 2EN	Director

	Legg Mason Poland I Plac Pilsudskiego, Building 1, Warsaw, 000-0078 POLAND	Director

	Legg Mason Poland II Plac Pilsudskiego Building 1 Warsaw, 000-0078 POLAND	Member

Thomas P. Lemke Director	Barrett Associates, Inc. 90 Park Avenue, New York, NY 10016-130	Director

	Legg Mason Capital Management, LLC 100 International Drive Baltimore, MD 21202	Director

	Royce Associates, LLC 745 Fifth Avenue New York, NY 10151	Manager

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Jeffrey A. Nattans Director	Legg Mason, Inc. 100 International Drive Baltimore, MD 21202	Executive Vice President

	Legg Mason International Holdings, LLC 100 International Drive Baltimore, MD 21202	Manager and Vice President

	Clearbridge Advisors, LLC 620 8th Avenue, 48th Floor New York, NY 10018	Manager

	Clearbridge Asset Management, Inc. 620 8th Avenue, 48th Floor New York, NY 10018	Manager

	Global Currents Investment Management, LLC Delaware Corporate Center II 2 Righter Parkway Wilmington, DE 19803	Manager

	Legg Mason Investment Counsel, LLC 100 International Drive Baltimore, MD 21202	Manager

	Royce & Associates, LLC 745 Fifth Avenue New York, NY 10151	Manager

	Nova Scotia Company 1959 Upper Water St., Suite 800 Halifax, Nova Scotia B3J 2X2, Canada	Director

	Barrett Associates, Inc. 90 Park Avenue, New York, NY 10016-1301	Director

	Bartlett & Co. 600 Vine Street, Suite 2100 Cincinnati, OH 45202	Director

	Legg Mason Capital Management, LLC 100 International Drive Baltimore, MD 21202	Director

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	Legg Mason Real Estate Capital, Inc. 10880 Wilshire Blvd, Suite 1750 Los Angeles, CA 90024	Director

	Legg Mason Real Estate Capital, Inc. II 10880 Wilshire Blvd, Suite 1750, Los Angeles, CA, 90024	Director

	PCM Holdings I, Inc. 8889 Pelican Blvd, 5th Floor Naples, FL 34108	Director

	PCM Holdings II, Inc. 8889 Pelican Blvd, 5th Floor Naples, FL 34108	Director

	Western Asset Management Company 385 East Colorado Boulevard Pasadena, California 91101	Director

	Western Asset Management Company Ltd. Shin Marunouchi Building, 36th Floor Marunouchi 1-5-1, Chiyoda-ku, Tokyo 100-6536, Japan	Director

	Western Asset Management Company Pty Ltd Level 13, 120 Collins Street Melbourne, Victoria 3000 Australia	Director

	Western Asset Management (UK) Holdings Limited 10 Exchange Square Primrose Street London EC2A 2EN	Director

	Western Asset Management Company Pte, Ltd 1 George Street #23-01 Singapore 04914	Director

James W. Hirschmann III Managing Director, Director	Western Asset Management Company 385 East Colorado Boulevard Pasadena, California 91101	Director

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Michael B. Zelouf Director	Western Asset Management Company Ltd Shin Marunouchi Building, 36th Floor Marunouchi 1-5-1, Chiyoda-ku, Tokyo 100-6536, Japan	Director

	Western Asset Management Company Pty Ltd Level 13, 120 Collins Street Melbourne, Victoria 3000 Australia	Director

	Western Asset Management Company Pte, Ltd 1 George Street #23-01 Singapore 049145	Director

Charles (Tony) Ruys de Perez, Director	Western Asset Management Company 385 East Colorado Boulevard Pasadena, California 91101	Director

Western Asset Management Company Limited

Western Asset Management Company Limited ("Western Asset Limited") is a Sub-Adviser for the Core Fixed Income and U.S. Fixed Income Funds. The principal business address of Western Asset Limited is 10 Exchange Square, Primrose Street, London EC2A 2EN, United Kingdom. Western Asset Limited is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Ronald Dewhurst Director	Legg Mason Asset Management Australia Limited Level 47, 120 Collins Street Melbourne, Victoria 3000 Australia	Director

	Legg Mason Asset Management (Japan) Co., Ltd. Shin Marunouchi Building, 36th Floor Marunouchi 1-5-1, Chiyoda-ku, Tokyo 100-6536, Japan	Director

	Western Asset Management Company Ltd Shin Marunouchi Building, 36th Floor Marunouchi 1-5-1, Chiyoda-ku, Tokyo 100-6536, Japan	Director

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	Western Asset Management Company Pty Ltd Level 13, 120 Collins Street Melbourne, Victoria 3000 Australia	Director

	Western Asset Management (UK) Holdings Limited 10 Exchange Square Primrose Street London EC2A 2EN	Director

	Legg Mason Poland I Plac Pilsudskiego, Building 1, Warsaw, 000-0078 POLAND	Director

	Legg Mason Poland II Plac Pilsudskiego Building 1 Warsaw, 000-0078 POLAND	Member

Thomas P. Lemke Director	Barrett Associates, Inc. 90 Park Avenue, New York, NY 10016-130	Director

	Legg Mason Capital Management, LLC 100 International Drive Baltimore, MD 21202	Director

	Royce Associates, LLC 745 Fifth Avenue New York, NY 10151	Manager

Jeffrey A. Nattans Director	Legg Mason, Inc. 100 International Drive Baltimore, MD 21202	Executive Vice President

	Legg Mason International Holdings, LLC 100 International Drive Baltimore, MD 21202	Manager and Vice President

	Clearbridge Advisors, LLC 620 8th Avenue, 48th Floor New York, NY 10018	Manager

	Clearbridge Asset Management, Inc. 620 8th Avenue, 48th Floor New York, NY 10018	Manager

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	Global Currents Investment Management, LLC Delaware Corporate Center II 2 Righter Parkway Wilmington, DE 19803	Manager

	Legg Mason Investment Counsel, LLC 100 International Drive Baltimore, MD 21202	Manager

	Royce & Associates, LLC 745 Fifth Avenue New York, NY 10151	Manager

	Nova Scotia Company 1959 Upper Water St., Suite 800 Halifax, Nova Scotia B3J 2X2, Canada	Director

	Barrett Associates, Inc. 90 Park Avenue, New York, NY 10016-1301	Director

	Bartlett & Co. 600 Vine Street, Suite 2100 Cincinnati, OH 45202	Director

	Legg Mason Capital Management, LLC 100 International Drive Baltimore, MD 21202	Director

	Legg Mason Real Estate Capital, Inc. 10880 Wilshire Blvd, Suite 1750 Los Angeles, CA 90024	Director

	Legg Mason Real Estate Capital, Inc. II 10880 Wilshire Blvd, Suite 1750, Los Angeles, CA, 90024	Director

	PCM Holdings I, Inc. 8889 Pelican Blvd, 5th Floor Naples, FL 34108	Director

	PCM Holdings II, Inc. 8889 Pelican Blvd, 5th Floor Naples, FL 34108	Director

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	Western Asset Management Company 385 East Colorado Boulevard Pasadena, California 91101	Director

	Western Asset Management Company Ltd. Shin Marunouchi Building, 36th Floor Marunouchi 1-5-1, Chiyoda-ku, Tokyo 100-6536, Japan	Director

	Western Asset Management Company Pty Ltd Level 13, 120 Collins Street Melbourne, Victoria 3000 Australia	Director

	Western Asset Management (UK) Holdings Limited 10 Exchange Square Primrose Street London EC2A 2EN	Director

	Western Asset Management Company Pte, Ltd 1 George Street #23-01 Singapore 04914	Director

James W. Hirschmann III Managing Director, Director	Western Asset Management Company 385 East Colorado Boulevard Pasadena, California 91101	Director

Michael B. Zelouf Director	Western Asset Management Company Ltd Shin Marunouchi Building, 36th Floor Marunouchi 1-5-1, Chiyoda-ku, Tokyo 100-6536, Japan	Director

	Western Asset Management Company Pty Ltd Level 13, 120 Collins Street Melbourne, Victoria 3000 Australia	Director

	Western Asset Management Company Pte, Ltd 1 George Street #23-01 Singapore 049145	Director

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Charles (Tony) Ruys de Perez, Director	Western Asset Management Company 385 East Colorado Boulevard Pasadena, California 91101	Director

Willaim Blair & Company L.L.C.

William Blair & Company L.L.C. ("William Blair") is a Sub-Adviser to the Registrant's Small Cap, Small Cap Value and Tax-Managed Small/Mid Cap Funds. The principal business address is 222 West Adams Street, Chicago, Illinois 60606. William Blair is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Edgar D. Jannotta Chairman	AON Corporation 200 East Randolph Street Chicago, IL 60601	Director, member of the Compliance, Executive and Investment Committees of the Board of Directors

	Molex, Incorporated 2222 Wellington Court Lisle, IL 60532	Director, Chairman of the Corporate Governance and Nominating Committee; member of the Executive Committee

	Grifols, SA 2410 Lillyvale Avenue Los Angeles, CA 90032	Director, member of the Appointments and Renumeration Committee

Richard P. Kiphart Executive Committee	Lime Energy 1280 Landmeier Road Elk Grove Village, IL 60007	Lead Director, Chairman

Item 32.  Principal Underwriters:

(a)  Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

SEI Daily Income Trust	July 15, 1982

SEI Liquid Asset Trust	November 29, 1982

SEI Tax Exempt Trust	December 3, 1982

SEI Institutional International Trust	August 30, 1988

The Advisors' Inner Circle Fund	November 14, 1991

The Advisors' Inner Circle Fund II	January 28, 1993

Bishop Street Funds	January 27, 1995

SEI Asset Allocation Trust	April 1, 1996

SEI Institutional Investments Trust	June 14, 1996

CNI Charter Funds	April 1, 1999

iShares Inc.	January 28, 2000

iShares Trust	April 25, 2000

Optique Funds, Inc. (f/k/a JohnsonFamily Funds, Inc.)	November 1, 2000

Causeway Capital Management Trust	September 20, 2001

BlackRock Funds III (f/k/a Barclays Global Investors Funds)	March 31, 2003

The Arbitrage Funds	May 17, 2005

ProShares Trust	November 14, 2005

Community Reinvestment Act Qualified Investment Fund	January 8, 2007

SEI Alpha Strategy Portfolios, LP	June 29, 2007

TD Asset Management USA Funds	July 25, 2007

SEI Structured Credit Fund, LP	July 31, 2007

Wilshire Mutual Funds, Inc.	July 12, 2008

Wilshire Variable Insurance Trust	July 12, 2008

Global X Funds	October 24, 2008

ProShares Trust II	November 17, 2008

Exchange Traded Concepts Trust (formerly FaithShares Trust)	August 7, 2009

Schwab Strategic Trust	October 12, 2009

RiverPark Funds	September 8, 2010

Adviser Managed Trust	February 16, 2011

New Covenant Funds	April 2, 2012

The Distributor provides numerous financial services to investment managers, pension plan sponsors and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b)  Furnish the information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the business address of each director or officer is One Freedom Valley Drive, Oaks, PA 19456.

Name	Position and Office with Underwriter	Positions and Offices with Registrant
William M. Doran	Director	Trustee

Edward D. Loughlin	Director	—

Wayne M. Withrow	Director	—

Kevin P. Barr	President & Chief Executive Officer	—

Maxine J. Chou	Chief Financial Officer, Chief Operations Officer & Treasurer	—

Karen E. LaTourette	Chief Compliance Officer, Anti-Money Laundering Officer & Assistant Secretary	—

John C. Munch	General Counsel & Secretary	—

Mark J. Held	Senior Vice President	—

Name	Position and Office with Underwriter	Positions and Offices with Registrant
Lori L. White	Vice President & Assistant Secretary	—

John P. Coary	Vice President & Assistant Secretary	—

John J. Cronin	Vice President	—

Robert M. Silvestri	Vice President	—

Item 33.  Location of Accounts and Records:

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder, are maintained as follows:

(a)  With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodians:

U.S. Bank National Association
425 Walnut Street
Cincinnati, Ohio 45202

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109-3661

(b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1), (4); (2)(C) and (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Administrator:

SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, Pennsylvania 19456

(c)  With respect to Rules 31a-1(b)(5); (6); (9), (10) and (11) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's advisers:

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Acadian Asset Management LLC
One Post Office Square
Boston, Massachusetts 02109

AllianceBernstein L.P.
1345 Avenue of the Americas
New York, New York 10105

Allianz Global Investors Capital LLC
600 West Broadway
San Diego, California 92101

Analytic Investors, LLC
555 West Fifth Street
50th Floor
Los Angeles, California 90013

AQR Capital Management, LLC
2 Greenwich Plaza
3rd Floor
Greenwich, Connecticut 06830

Ares Management LLC
2000 Avenue of the Stars
12th Floor
Los Angeles, California 90067

Aronson+Johnson+Ortiz, LP
230 South Broad Street
20th Floor
Philadelphia, Pennsylvania 19102

Artisan Partners Limited Partnership
875 E. Wisconsin Avenue
Suite 800
Milwaukee, Wisconsin 53202

BofA Advisors, LLC
100 Federal Street
Boston, Massachusetts 02110

Brigade Capital Management, LLC
399 Park Avenue
16th Floor
New York, New York 10022

Brown Advisory LLC
901 South Bond Street
Suite 400
Baltimore, Maryland 21231

Century Capital Management, LLC
100 Federal Street
Boston, Massachusetts 02110

Delaware Management Company,
a series of Delaware Management Business Trust
One Commerce Square
2005 Market Street
Philadelphia, Pennsylvania 19103

Guggenheim Investment Management, LLC
135 East 57th Street
6th Floor
New York, New York 10022

Guggenheim Partners Asset Management, LLC
100 Wilshire Boulevard
5th Floor
Santa Monica, California 90401

INTECH Investment Management LLC
CityPlace Tower
525 Okeechobee Boulevard
Suite 1800
West Palm Beach, Florida 33401

Integrity Asset Management, LLC
18500 Lake Road
Suite 300
Rocky River, Ohio 44116

Janus Capital Management LLC
151 Detroit Street
Denver, Colorado 80206

Jennison Associates LLC
466 Lexington Avenue
New York, New York 10017

J.P. Morgan Investment Management Inc.
270 Park Avenue
New York, New York 10017

Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112

Lee Munder Capital Group, LLC
200 Clarendon Street
28th Floor
Boston, Massachusetts 02116

LSV Asset Management
155 N. Wacker Drive
Chicago, Illinois 60606

Martingale Asset Management, LP
222 Berkeley Street
Boston, Massachusetts 02116

Metropolitan West Asset Management LLC
865 S. Figueroa Street
Suite 1800
Los Angeles, California 90017

Parametric Portfolio Associates LLC
1918 Eighth Avenue
Suite 3100
Seattle, Washington 98101

Quantitative Management Associates LLC
Gateway Center 2
McCarter Highway & Market Street
Newark, New Jersey 07102

Robeco Investment Management, Inc.
909 Third Avenue
New York, New York 10022

Security Capital Research & Management Incorporated
10 South Dearborn Street
Suite 1400
Chicago, Illinois 60603

SSgA Funds Management, Inc.
One Lincoln Street
Boston, Massachusetts 02111

Tocqueville Asset Management LP
40 West 57th Street
19th Floor
New York, New York 10019

Turner Investments, L.P.
1205 Westlakes Drive
Suite 100
Berwyn, Pennsylvania 19312

TW Asset Management LLC
One Montgomery Street
Suite 3700
San Francisco, California 94104

Urdang Securities Management Inc
630 W. Germantown Pike
Suite 300
Plymouth Meeting, Pennsylvania 19462

Waddell & Reed Investment Management Co
6300 Lamar Avenue
Overland Park, Kansas 66202

Wellington Management Company, LLP
280 Congress Street
Boston, Massachusetts 02110

Wells Capital Management Incorporated
525 Market Street
10th Floor
San Francisco, California 94105

WestEnd Advisors, LLC
4064 Colony Road
Suite 130
Charlotte, North Carolina 28211

Western Asset Management Company
385 East Colorado Boulevard
Pasadena, California 91101

Western Asset Management Company Limited
10 Exchange Square, Primrose Street
London, EC2A 2EN, United Kingdom

William Blair & Company L.L.C.
222 West Adams Street
Chicago, Illinois 60606

Item 34.  Management Services:

None.

Item 35.  Undertakings:

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 85 to Registration Statement No. 033-09504 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 3rd day of April, 2012.

SEI INSTITUTIONAL MANAGED TRUST

BY:  /S/ ROBERT A. NESHER

  Robert A. Nesher
  Trustee, President & Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

	* Rosemarie B. Greco	Trustee	April 3, 2012

	* William M. Doran	Trustee	April 3, 2012

	* George J. Sullivan, Jr.	Trustee	April 3, 2012

	* Nina Lesavoy	Trustee	April 3, 2012

	* James M. Williams	Trustee	April 3, 2012

	* Mitchell A. Johnson	Trustee	April 3, 2012

	* Hubert L. Harris, Jr.	Trustee	April 3, 2012

	/s/ ROBERT A. NESHER Robert A. Nesher	Trustee, President & Chief Executive Officer	April 3, 2012

	/s/ PETER A. RODRIGUEZ Peter A. Rodriguez	Controller & Chief Financial Officer	April 3, 2012

*By:	/s/ ROBERT A. NESHER

Robert A. Nesher Attorney-in-Fact

EXHIBIT INDEX

Exhibit Number	Description
EX-99.B(d)(38)	Amended Schedule B, as last revised March 30, 2012, to the Investment Sub-Advisory Agreement, dated January 10, 2012, between SIMC and Guggenheim Partners Asset Management, LLC with respect to the Multi-Asset Income Fund is filed herewith.

EX-99.B(i)	Opinion and Consent of Counsel is filed herewith.

EX-99.B(j)	Consent of Independent Registered Public Accounting Firm is filed herewith.

EX-99.B(p)(2)	The Code of Ethics for SEI Investments Distribution Co., dated January 1, 2012, is filed herewith.

EX-99.B(p)(19)	The Code of Ethics for Integrity Asset Management, LLC, dated November 15, 2011, is filed herewith.